FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.0%
Cambodia 0.0%†
NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$6,982

China 38.8%
360 Security Technology Inc., A	Software	200	675
[a] 3SBio Inc.	Biotechnology	4,000	5,185
[a] 51job Inc., ADR	Professional Services	80	6,792
[a] 58.com Inc., ADR	Interactive Media & Services	342	22,138
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	2,000	17,454
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	200	375
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	400	1,245
Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	6,017
Agricultural Bank of China Ltd., A	Banks	19,800	10,490
Agricultural Bank of China Ltd., H	Banks	106,000	46,662
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	400	2,272
Air China Ltd., A	Airlines	800	1,113
Air China Ltd., H	Airlines	4,000	4,061
Aisino Co. Ltd., A	Software	400	1,331
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	5,856	1,242,058
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	13,861
[a] Alpha Group	Leisure Equipment & Products	200	285
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	1,800	915
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	12,000	4,112
	Independent Power and Renewable
An Hui Wenergy Co. Ltd.	Electricity Producers	600	400
Angang Steel Co. Ltd.	Metals & Mining	1,000	481
Angang Steel Co. Ltd., H	Metals & Mining	5,200	2,162
Angel Yeast Co. Ltd., A	Food Products	200	881
Anhui Anke Biotechnology Group Co. Ltd.	Pharmaceuticals	200	433
Anhui Conch Cement Co. Ltd., A	Construction Materials	600	4,721
Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	29,159
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,367
Anhui Gujing Distillery Co. Ltd., B	Beverages	400	3,635
[a] Anhui Jianghuai Automobile Group Corp. Ltd., A	Automobiles	400	288
Anhui Xinhua Media Co. Ltd., A	Distributors	200	157
Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	200	260
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	35,807
[a] Anxin Trust Co. Ltd.	Capital Markets	800	510
[a] Autohome Inc., ADR	Interactive Media & Services	194	15,522
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	200	1,289
AVIC Aircraft Co. Ltd.	Aerospace & Defense	400	941
Avic Capital Co. Ltd., A	Diversified Financial Services	1,200	836
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	600	598
Avic Heavy Machinery Co. Ltd., A	Machinery	200	294
	Electronic Equipment, Instruments &
AVIC Jonhon Optronic Technology Co. Ltd.	Components	200	1,122
[a] AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	200	907
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	8,000	3,604
BAIC Motor Corp. Ltd., H	Automobiles	8,000	4,538
[a] Baidu, Inc., ADR	Interactive Media & Services	936	118,310
Bank of Beijing Co. Ltd., A	Banks	3,200	2,610
Bank of Changsha Co. Ltd., A	Banks	600	781
Bank of Chengdu Co. Ltd., A	Banks	200	260
Bank of China Ltd., A	Banks	11,000	5,828
Bank of China Ltd., H	Banks	258,000	110,262
Bank of Communications Co. Ltd., A	Banks	6,000	4,850
Bank of Communications Co. Ltd., H	Banks	24,000	17,064
Bank of Guiyang Co. Ltd.	Banks	400	549

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Bank of Hangzhou Co. Ltd.	Banks	400	526
Bank of Jiangsu Co. Ltd., A	Banks	600	624
Bank of Nanjing Co. Ltd., A	Banks	1,400	1,763
Bank of Ningbo Co. Ltd., A	Banks	800	3,233
Bank of Qingdao Co. Ltd., A	Banks	200	171
Bank of Shanghai Co. Ltd., A	Banks	2,180	2,970
Bank of Zhengzhou Co. Ltd.	Banks	400	267
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	2,800	2,307
BBMG Corp., A	Construction Materials	1,000	536
BBMG Corp., H	Construction Materials	8,000	2,454
[a] BeiGene Ltd., ADR	Biotechnology	116	19,228
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	400	458
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	3,876
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	600	429
Beijing Enlight Media Co. Ltd.	Entertainment	400	678
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	9,176
Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	10,113
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	4,000	698
[a] Beijing Kunlun Tech Co. Ltd.	Entertainment	200	481
[a] Beijing Lanxum Technology Co. Ltd.	IT Services	200	371
Beijing New Building Materials PLC	Building Products	200	731
Beijing North Star Co. Ltd., A	Real Estate Management & Development	400	188
Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	1,309
Beijing Orient National Communication Science & Technology Co.
Ltd.	Software	200	373
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	200	755
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	400	436
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	200	181
Beijing Shiji Information Technology Co. Ltd.	Software	200	1,120
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	200	1,513
Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	200	378
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	200	802
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	200	809
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	400	187
Beijing Yanjing Brewery Co. Ltd.	Beverages	400	374
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	200	309
Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	415
Better Life Commercial Chain Share Co. Ltd.	Food & Staples Retailing	200	261
[a] Bilibili Inc., ADR	Entertainment	186	3,463
Bluedon Information Security Technology Co. Ltd.	Software	200	162
Bluefocus Intelligent Communications Group Co. Ltd.	Media	400	324
Bluestar Adisseo Co., A	Chemicals	200	318
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	2,800	1,096
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	5,200	3,389
Bright Dairy & Food Co. Ltd., A	Food Products	200	364
Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	8,296
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	200	592
[a] Budweiser Brewing Co. APAC Ltd.	Beverages	4,000	13,501
BYD Co. Ltd.	Automobiles	200	1,369
BYD Co. Ltd., H	Automobiles	2,000	9,972
BYD Electronic International Co. Ltd.	Communications Equipment	3,000	5,768
Caitong Securities Co. Ltd., A	Capital Markets	200	326
Camel Group Co. Ltd., A	Electrical Equipment	200	269
[a] CAR Inc.	Road & Rail	2,000	1,366
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	800	420
	Independent Power and Renewable
CECEP Wind-Power Corp.	Electricity Producers	400	138
Central China Securities Co. Ltd., A	Capital Markets	600	462
Central China Securities Co. Ltd., H	Capital Markets	2,000	472

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Independent Power and Renewable
CGN Pow[e]r Co. Ltd., H	Electricity Producers	38,000	10,144
Changjiang Securities Co. Ltd.	Capital Markets	600	615
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	200	640
Chengdu Xingrong Environment Co. Ltd.	Water Utilities	800	532
[a] China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	400	343
China Agri-Industries Holdings Ltd.	Food Products	8,000	4,240
China Aoyuan Group Ltd.	Real Estate Management & Development	4,000	6,520
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	200	409
China Baoan Group Co. Ltd.	Industrial Conglomerates	200	178
[a] China Biologic Products Holdings Inc.	Biotechnology	90	10,474
China Bluechemical Ltd.	Chemicals	8,000	1,971
China Cinda Asset Management Co. Ltd., H	Capital Markets	32,000	7,269
China CITIC Bank Corp. Ltd., A	Banks	800	709
China CITIC Bank Corp. Ltd., H	Banks	34,000	20,378
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	432
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	3,173
China Communications Construction Co. Ltd., H	Construction & Engineering	16,000	13,039
China Communications Services Corp. Ltd.	Construction & Engineering	8,000	5,832
China Conch Venture Holdings Ltd.	Machinery	5,000	21,818
China Construction Bank Corp., A	Banks	1,600	1,661
China Construction Bank Corp., H	Banks	316,000	272,938
[a] China COSCO Holdings Co. Ltd., A	Marine	800	605
China CYTS Tours Holding Co. Ltd., A	Hotels, Restaurants & Leisure	200	362
[a,b,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	1,000	2,094
[a] China Eastern Airlines Corp. Ltd., A	Airlines	1,200	1,001
[a] China Eastern Airlines Corp. Ltd., H	Airlines	4,000	2,218
China Enterprise Co. Ltd., A	Real Estate Management & Development	600	401
China Everbright Bank Co. Ltd., A	Banks	6,200	3,926
China Everbright Bank Co. Ltd., H	Banks	10,000	4,646
China Everbright International Ltd.	Commercial Services & Supplies	11,703	9,387
China Everbright Ltd.	Capital Markets	4,000	7,474
[a] China Evergrande Group	Real Estate Management & Development	8,000	22,177
China Film Co. Ltd., A	Entertainment	200	437
China Foods Ltd.	Food Products	4,000	1,545
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	400	1,648
China Galaxy Securities Co. Ltd., A	Capital Markets	400	667
China Galaxy Securities Co. Ltd., H	Capital Markets	12,000	7,069
China Gezhouba Group Co. Ltd., A	Construction & Engineering	800	767
China Grand Automotive Services Group Co. Ltd., A	Specialty Retail	600	281
China Great Wall Securities Co. Ltd., A	Capital Markets	400	796
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	400	894
China Hongqiao Group Ltd.	Metals & Mining	9,000	5,429
China Huarong Asset Management Co. Ltd., H	Capital Markets	36,000	5,683
China International Capital Corp. Ltd., H	Capital Markets	3,200	6,169
China International Marine Containers (Group) Co. Ltd., H	Machinery	1,320	1,232
China International Marine Containers Group Co. Ltd.	Machinery	600	846
China International Travel Service Corp. Ltd., A	Hotels, Restaurants & Leisure	400	5,108
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	20,000	15,580
China Jushi Co. Ltd., A	Construction Materials	600	939
China Life Insurance Co. Ltd., A	Insurance	600	3,004
China Life Insurance Co. Ltd., H	Insurance	26,000	72,243
[a] China Literature Ltd.	Media	800	3,337
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	360	14,425
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	12,000	7,593
China Machinery Engineering Corp., H	Construction & Engineering	4,000	1,612
China Medical System Holdings Ltd.	Pharmaceuticals	4,000	5,760
China Meheco Co. Ltd., A	Trading Companies & Distributors	200	375
China Mengniu Dairy Co. Ltd.	Food Products	8,000	32,342
China Merchants Bank Co. Ltd., A	Banks	2,800	15,107
China Merchants Bank Co. Ltd., H	Banks	13,000	66,820

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	600	712
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	200	252
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	6,766
China Merchants Securities Co. Ltd.	Capital Markets	2,800	3,579
China Merchants Securities Co. Ltd., A	Capital Markets	800	2,101
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	1,000	2,853
China Minsheng Banking Corp. Ltd., A	Banks	5,000	4,530
China Minsheng Banking Corp. Ltd., H	Banks	23,000	17,386
China Mobile Ltd.	Wireless Telecommunication Services	18,000	151,313
China Molybdenum Co. Ltd., A	Metals & Mining	1,000	626
China Molybdenum Co. Ltd., H	Metals & Mining	12,000	5,144
China National Building Material Co. Ltd., H	Construction Materials	13,700	15,297
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	1,200	1,109
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	1,600	1,149
China Nonferrous Metal Industry's Foreign Engineering and
Construction Co. Ltd.	Metals & Mining	400	252
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	600	934
China Oilfield Services Ltd., A	Energy Equipment & Services	200	551
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	12,546
China Orient Securities Co. Ltd., A	Capital Markets	600	927
China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	46,741
China Pacific Insurance Group Co. Ltd., A	Insurance	800	4,346
China Pacific Insurance Group Co. Ltd., H	Insurance	8,800	34,672
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	5,000	3,668
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	80,000	48,153
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	16,000	3,429
China Railway Construction Corp. Ltd., A	Construction & Engineering	1,600	2,329
China Railway Construction Corp. Ltd., H	Construction & Engineering	6,000	6,568
China Railway Group Ltd., H	Construction & Engineering	14,000	8,642
China Railway Hi-tech Industry Co. Ltd., A	Construction & Engineering	400	660
	Electronic Equipment, Instruments &
[b] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	6,000	3,350
China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	400	343
China Reinsurance Group Corp., H	Insurance	22,000	3,614
China Resources Beer Holdings Co. Ltd.	Beverages	6,000	33,189
China Resources Cement Holdings Ltd.	Construction Materials	8,000	10,185
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	375
China Resources Gas Group Ltd.	Gas Utilities	3,000	16,479
China Resources Land Ltd.	Real Estate Management & Development	8,000	39,837
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	5,567
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	7,000	9,828
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	200	910
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	800	2,096
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	25,072
China Shipbuilding Industry Co. Ltd., A	Machinery	3,200	2,407
China Shipping Container Lines Co. Ltd., A	Marine	600	223
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	366
China South City Holdings Ltd.	Real Estate Management & Development	8,000	1,016
China South Publishing & Media Group Co. Ltd., A	Media	400	686
China Southern Airlines Co. Ltd., A	Airlines	1,200	1,237
China Southern Airlines Co. Ltd., H	Airlines	4,000	2,690
China Spacesat Co. Ltd., A	Aerospace & Defense	200	614
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	5,800	4,680
China State Construction International Holdings Ltd.	Construction & Engineering	8,000	7,269
China Taiping Insurance Holdings Co. Ltd.	Insurance	4,800	11,902
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	48,000	19,775
[b,c] China Tower Corp. Ltd., H,144A, Reg S	Diversified Telecommunication Services	160,000	35,319
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	3,860
China TransInfo Technology Co. Ltd.	IT Services	200	518
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	1,417

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	18,840
China United Network Communications Ltd., A	Wireless Telecommunication Services	3,800	3,213
China Vanke Co. Ltd., A	Real Estate Management & Development	1,400	6,468
China Vanke Co. Ltd., H	Real Estate Management & Development	5,600	23,897
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	2,000	5,278
China Zhongwang Holdings Ltd.	Metals & Mining	4,800	1,916
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	200	391
Chongqing Changan Automobile Co. Ltd.	Automobiles	600	864
Chongqing Changan Automobile Co. Ltd., B	Automobiles	2,600	1,568
Chongqing Dima Industry Co. Ltd., A	Real Estate Management & Development	400	206
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	200	768
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	8,000	4,086
Chongqing Water Group Co. Ltd., A	Water Utilities	200	161
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	200	1,426
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	10,149
CIMC Enric Holdings Ltd.	Machinery	4,000	2,387
Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	400	229
[a] CITIC Guoan Information Industry Co. Ltd.	Media	400	203
Citic Pacific Ltd.	Industrial Conglomerates	16,000	21,397
CITIC Securities Co. Ltd., A	Capital Markets	1,400	5,085
CITIC Securities Co. Ltd., H	Capital Markets	8,000	18,255
CMST Development Co. Ltd., A	Air Freight & Logistics	200	150
CNOOC Ltd.	Oil, Gas & Consumable Fuels	52,000	86,491
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	200	3,055
COSCO SHIPPING Development Co. Ltd., H	Marine	16,000	1,889
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	1,889
[a] COSCO Shipping Holdings Co. Ltd.	Marine	8,000	3,244
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	8,183	6,700
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	41,644
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	13,476
CRRC Corp. Ltd., A	Machinery	3,600	3,690
CRRC Corp. Ltd., H	Machinery	14,000	10,206
CSC Financial Co. Ltd., A	Capital Markets	200	873
CSC Financial Co. Ltd., H	Capital Markets	3,000	2,587
CSG Holding Co. Ltd.	Construction Materials	3,101	983
CSG Holding Co. Ltd.	Construction Materials	400	288
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	14,000	33,384
[a] CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	1,494
[a] CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	200	424
Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	200	330
Dali Foods Group Co. Ltd.	Food Products	7,000	5,184
Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	1,400	408
Daqin Railway Co. Ltd., A	Road & Rail	2,400	2,829
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	8,000	1,530
[a] Datong Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	400	253
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	200	993
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	2,400	1,054
Dazhong Transportation Group Co. Ltd., A	Road & Rail	800	466
DHC Software Co. Ltd.	IT Services	600	889
Digital China Information Service Co. Ltd.	IT Services	200	425
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	1,016
Dongfang Electric Corp. Ltd., A	Electrical Equipment	400	528
Dongfang Electric Corp. Ltd., H	Electrical Equipment	800	483
Dongfeng Motor Group Co. Ltd., H	Automobiles	8,000	7,526
Dongxing Securities Co. Ltd., A	Capital Markets	400	755
East Money Information Co. Ltd.	Capital Markets	1,000	2,264
ENN Ecological Holdings Co. Ltd., A	Chemicals	200	306
ENN Energy Holdings Ltd.	Gas Utilities	2,600	28,413
Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	200	121
[a] Eve Energy Co. Ltd.	Electrical Equipment	200	1,440
Everbright Securities Co. Ltd., A	Capital Markets	600	1,128

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Everbright Securities Co. Ltd., H	Capital Markets	400	328
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	400	698
Far East Horizon Ltd.	Diversified Financial Services	8,000	7,495
FAW CAR Co. Ltd.	Automobiles	200	286
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	200	788
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	10,000	1,938
Financial Street Holdings Co. Ltd.	Real Estate Management & Development	600	699
First Capital Securities Co. Ltd.	Capital Markets	200	238
Focus Media Information Technology Co. Ltd.	Media	2,000	1,797
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	200	3,087
Fosun International Ltd.	Industrial Conglomerates	8,000	11,664
Founder Securities Co. Ltd., A	Capital Markets	1,200	1,494
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	600	1,574
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	200	264
Fujian Longking Co. Ltd., A	Machinery	200	280
Fujian Sunner Development Co. Ltd.	Food Products	200	691
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	400	1,378
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	4,897
Ganfeng Lithium Co. Ltd.	Metals & Mining	200	1,000
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	800	679
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	48,000	1,817
	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	3,800	1,277
[a] GDS Holdings Ltd., ADR	IT Services	182	9,388
Geely Automobile Holdings Ltd.	Automobiles	16,000	31,294
GEM Co. Ltd.	Metals & Mining	800	559
Gemdale Corp., A	Real Estate Management & Development	600	1,249
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	9,086
GF Securities Co. Ltd.	Capital Markets	800	1,742
GF Securities Co. Ltd., H	Capital Markets	5,200	6,333
Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	200	222
Glodon Co. Ltd.	Software	200	976
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	400	1,144
[a] GOME Retail Holdings Ltd.	Specialty Retail	42,000	3,881
Gosuncn Technology Group Co. Ltd.	Communications Equipment	200	170
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	400	412
Great Wall Motor Co. Ltd., A	Automobiles	400	508
Great Wall Motor Co. Ltd., H	Automobiles	11,000	8,132
Greattown Holdings Ltd., A	Real Estate Management & Development	200	168
Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	800	7,532
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	600	599
Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	3,685
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	400	552
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	128	2,798
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	600	487
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	4,000	1,232
	Electronic Equipment, Instruments &
Guangdong Ellington Electronics Technology Co. Ltd., A	Components	200	325
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	200	436
Guangdong Haid Group Co. Ltd.	Food Products	200	1,034
Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	400	588
Guangdong Investment Ltd.	Water Utilities	8,000	16,736
	Electronic Equipment, Instruments &
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	800	1,246
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	570

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Guangshen Railway Co. Ltd., H	Road & Rail	4,000	1,283
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	600	421
Guangxi Liugong Machinery Co. Ltd.	Machinery	800	797
Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,000	468
Guangzhou Automobile Group Co. Ltd., A	Automobiles	200	336
Guangzhou Automobile Group Co. Ltd., H	Automobiles	12,000	14,939
Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	200	501
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	2,048
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	200	1,022
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	400	622
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,000	7,382
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	200	205
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	702
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	151
Guosen Securities Co. Ltd.	Capital Markets	600	1,081
[a] Guosheng Financial Holding Inc.	Electrical Equipment	200	365
Guotai Junan Securities Co. Ltd.	Capital Markets	2,400	4,251
Guotai Junan Securities Co. Ltd., A	Capital Markets	1,000	2,655
Guoxuan High-Tech Co. Ltd.	Electrical Equipment	200	418
Guoyuan Securities Co. Ltd.	Capital Markets	400	532
[b,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	2,000	8,034
Haier Electronics Group Co. Ltd.	Household Durables	4,000	12,500
Haier Smart Home Co. Ltd., A	Household Durables	800	2,240
Haitian International Holdings Ltd.	Machinery	2,000	4,846
Haitong Securities Co. Ltd., A	Capital Markets	1,200	2,664
Haitong Securities Co. Ltd., H	Capital Markets	11,200	13,239
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	200	1,149
Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	200	308
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	400	283
	Electronic Equipment, Instruments &
Hangzhou Century Co. Ltd.	Components	200	353
	Electronic Equipment, Instruments &
Hangzhou Hikvision Digital Technology Co. Ltd., A	Components	1,400	6,581
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	200	386
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	200	971
[a] Hangzhou Shunwang Technology Co. Ltd.	Entertainment	200	738
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	200	1,813
[a] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	2,000	6,648
[a] Harbin Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	218
Heilan Home Co. Ltd., A - SHSC	Specialty Retail	600	662
Heilongjiang Agriculture Co. Ltd., A	Food Products	400	559
Henan Senyuan Electric Co. Ltd.	Electrical Equipment	200	201
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	400	1,667
Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	400	253
Hengan International Group Co. Ltd.	Personal Products	2,000	14,246
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	400	471
Hengli Petrochemical Co. Ltd., A	Chemicals	360	831
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	48,000	684
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	400	934
Hesteel Co. Ltd.	Metals & Mining	1,400	519
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	400	319
Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	4,056
Huaan Securities Co. Ltd., A	Capital Markets	400	419
Huabao Flavours & Fragrances Co. Ltd.	Chemicals	200	887
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	8,000	1,632
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	600	316
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	4,000	1,520
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	200	700

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	400	450
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	200	583
Hualan Biological Engineering Inc.	Biotechnology	200	1,009
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	800	641
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	16,000	8,091
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	16,000	6,222
Huapont Life Sciences Co. Ltd.	Chemicals	600	426
Huatai Securities Co. Ltd., A	Capital Markets	1,000	2,916
Huatai Securities Co. Ltd., H	Capital Markets	6,000	10,611
Huaxi Securities Co. Ltd.	Capital Markets	400	632
Huaxia Bank Co. Ltd., A	Banks	2,000	2,202
Huaxin Cement Co. Ltd., A	Construction Materials	200	759
Huaxin Cement Co. Ltd., B	Construction Materials	1,000	2,077
Huayu Automotive Systems Co. Ltd.	Auto Components	400	1,493
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	200	202
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	800	479
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	454
Hunan Gold Corp. Ltd.	Metals & Mining	200	227
[a] Hunan Valin Steel Co. Ltd.	Metals & Mining	600	412
Hundsun Technologies Inc., A	Software	200	2,232
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	200	249
Hytera Communications Corp. Ltd., A	Communications Equipment	200	241
HyUnion Holding Co. Ltd.	Auto Components	200	202
Iflytek Co. Ltd.	Software	400	1,980
Industrial and Commercial Bank of China Ltd.	Banks	11,200	9,455
Industrial and Commercial Bank of China Ltd., H	Banks	264,000	203,291
Industrial Bank Co. Ltd., A	Banks	3,000	8,528
Industrial Securities Co. Ltd., A	Capital Markets	800	813
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	4,200	796
Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	200	305
	Independent Power and Renewable
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Electricity Producers	1,200	474
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	800	3,554
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,000	3,240
[a,b,c] Innovent Biologics Inc., 144A, Reg S	Biotechnology	4,000	13,630
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	200	864
[a,d] Iqiyi Inc., ADR	Entertainment	714	15,073
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	2,712	95,544
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	200	322
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	5,483
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	200	1,429
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	600	7,539
Jiangsu King's Luck Brewery JSC Ltd.	Beverages	200	940
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	200	140
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	200	3,173
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	200	583
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	200	171
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	400	606
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	400	477
Jiangsu Zijin Rural Commercial Bank Co. Ltd., A	Banks	200	161
Jiangxi Bank Co. Ltd., H	Banks	3,000	1,617
Jiangxi Copper Co. Ltd., A	Metals & Mining	400	972
Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	5,503
[a] Jiangxi Special Electric Motor Co. Ltd.	Electrical Equipment	200	108
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	400	930
Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	1,566
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	949
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	600	690

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Jinke Properties Group Co. Ltd.	Real Estate Management & Development	800	882
Jinyu Bio-Technology Co. Ltd., A	Biotechnology	200	538
Jiuzhitang Co. Ltd.	Pharmaceuticals	200	240
Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	525
JoInc. Aare Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	400	594
	Independent Power and Renewable
Jointo Energy Investment Co. Ltd.	Electricity Producers	200	140
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	200	406
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	200	1,130
Joyoung Co. Ltd.	Household Durables	200	722
Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	3,434
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	3,000	9,510
Kingdee International Software Group Co. Ltd.	Software	8,000	7,998
[a] Kingsoft Corp. Ltd.	Software	2,000	5,185
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	200	263
Kunlun Energy Co. Ltd.	Gas Utilities	12,000	10,596
Kweichow Moutai Co. Ltd., A	Beverages	200	33,969
KWG Group Holdings Ltd.	Real Estate Management & Development	4,000	5,606
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	1,000	3,271
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	1,800	4,084
	Technology Hardware, Storage &
[e] Legend Holdings Corp., rts., 2/20/49	Peripherals	123	—
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	24,000	16,109
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	200	397
[a] Leo Group Co. Ltd.	Media	1,200	512
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	200	950
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	200	220
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	17,980
[a] Liaoning Cheng Da Co. Ltd., A	Distributors	200	437
Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	200	162
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	260	1,258
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	380	1,183
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	6,715
Lomon Billions Group Co. Ltd.	Chemicals	200	442
[a] Loncin Motor Co. Ltd., A	Automobiles	400	214
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	5,000	23,422
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	600	2,139
Luolai Lifestyle Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	261
Luxi Chemical Group Co. Ltd.	Chemicals	400	604
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd.	Components	720	3,773
Luye Pharma Group Ltd.	Pharmaceuticals	6,000	4,497
Luzhou Laojiao Co. Ltd.	Beverages	200	2,489
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	800	353
[a] Mango Excellent Media Co. Ltd.	Entertainment	340	1,707
Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	520	1,112
	Technology Hardware, Storage &
[a,b,c] Meitu Inc., 144A, Reg S	Peripherals	7,000	1,473
[a,b] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	11,400	149,087
Metallurgical Corp. of China Ltd.	Construction & Engineering	10,000	2,246
Minth Group Ltd.	Auto Components	2,000	7,059
[a] MMG Ltd.	Metals & Mining	8,000	2,403
Momo Inc., ADR	Interactive Media & Services	356	11,926
[a] Montnets Rongxin Technology Group Co. Ltd.	Software	200	549
Muyuan Foodstuff Co. Ltd.	Food Products	400	5,099
MYS Group Co. Ltd.	Containers & Packaging	200	152
[a] NanJi E-Commerce Co. Ltd.	Media	400	627
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	600	297

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Nanjing Securities Co. Ltd., A	Capital Markets	200	371
Nari Technology Development Co. Ltd., A	Electrical Equipment	600	1,824
NavInfo Co. Ltd.	Household Durables	200	462
NetEase, Inc., ADR	Entertainment	242	74,207
New China Life Insurance Co. Ltd., A	Insurance	200	1,411
New China Life Insurance Co. Ltd., H	Insurance	3,000	12,898
New Hope Liuhe Co. Ltd.	Food Products	600	1,719
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	466	56,502
Newland Digital Technology Co. Ltd.	Software	200	456
Nexteer Automotive Group Ltd.	Auto Components	2,000	1,812
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	6,237
[a] Ningbo Joyson Electronic Corp.	Auto Components	200	514
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	200	212
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	600	327
[a,d] NIO Inc., ADR	Automobiles	2,428	9,761
North Huajin Chemical Industries Co. Ltd.	Chemicals	800	699
Northeast Securities Co. Ltd.	Capital Markets	400	534
NSFOCUS Information Technology Co. Ltd.	Software	200	520
Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	400	261
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,000	1,060
	Electronic Equipment, Instruments &
[a] OFILM Group Co. Ltd.	Components	400	896
ORG Technology Co. Ltd.	Containers & Packaging	400	253
Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	2,008
Oriental Pearl Group Co. Ltd., A	Media	400	538
[a] Ourpalm Co. Ltd.	Entertainment	800	709
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	1,400	587
People's Insurance Co. Group of China Ltd., H	Insurance	28,000	11,643
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	72,000	36,130
PICC Property and Casualty Co. Ltd., H	Insurance	24,000	28,923
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	368	13,918
Ping An Bank Co. Ltd., A	Banks	2,400	5,668
[a,b] Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	600	4,378
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	18,000	212,762
Ping An Insurance Group Co. of China Ltd., A	Insurance	1,400	17,177
[a] Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	600	346
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	1,800	4,181
Poly Property Group Co. Ltd.	Real Estate Management & Development	8,000	3,316
Postal Savings Bank of China Co. Ltd., H	Banks	32,000	21,766
Power Construction Corp. of China Ltd.	Construction & Engineering	800	498
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	200	197
[b] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	4,000	2,839
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	200	493
Rainbow Department Store Co. Ltd.	Multiline Retail	200	303
Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	200	221
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	2,000	1,679
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	200	325
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	600	847
Rongsheng Petro Chemical Co. Ltd.	Chemicals	200	356
SAIC Motor Corp. Ltd.	Automobiles	1,400	4,794
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	600	1,582
Sansteel Minguang Co. Ltd.	Metals & Mining	400	538
Sany Heavy Industry Co. Ltd., A	Machinery	1,200	2,937
SDIC Capital Co. Ltd., A	Capital Markets	400	869
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	1,000	1,318
Sealand Securities Co. Ltd.	Capital Markets	600	460
Seazen Group Ltd.	Real Estate Management & Development	4,000	4,867
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	400	2,224
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	10,000	15,324
SF Holding Co. Ltd.	Air Freight & Logistics	400	2,136
Shaan Xi Provincial Natural Gas Co. Ltd.	Gas Utilities	400	412

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	1,291
Shaanxi International Trust Co. Ltd.	Capital Markets	400	254
Shandong Chenming Paper Holdings Ltd.	Paper & Forest Products	1,000	731
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,236
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,000	467
[b,c] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	1,000	2,377
Shandong Gold Mining Co. Ltd., A	Metals & Mining	400	1,873
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	600	423
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	571
[a] Shandong Humon Smelting Co. Ltd.	Metals & Mining	200	403
Shandong Linglong Tyre Co. Ltd., A	Auto Components	200	658
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	2,800	900
Shandong Publishing & Media Co. Ltd., A	Media	400	399
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	400	565
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	9,590
[a] Shandong XInc. Ahao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	400	121
Shanghai 2345 Network Holding Group Co. Ltd.	Software	600	278
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	200	276
Shanghai Baosight Software Co. Ltd., B	Software	1,100	2,099
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,800	1,012
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	1,400	712
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	400	282
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	1,000	715
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	8,000	2,628
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	200	231
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	200	319
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	1,528
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	6,032
Shanghai Huayi Group Co. Ltd., B	Chemicals	1,200	694
Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	200	171
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	3,850
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	400	4,522
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	1,400	1,160
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	600	1,135
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,400	1,303
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	4,280	4,139
Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	200	476
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,000	1,483
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	400	1,055
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,000	5,837
Shanghai Pudong Development Bank Co. Ltd., A	Banks	4,000	7,104
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	691
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	800	517
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	800	694
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	981
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	600	675
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	200	440
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,346
Shanxi Lanhua Sci-Tech Venture Co. Ltd., A	Oil, Gas & Consumable Fuels	600	553
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	417
Shanxi Securities Co. Ltd.	Capital Markets	400	476
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	200	2,576
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	600	528
[a] Shanying International Holding Co. Ltd., A	Paper & Forest Products	600	325
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	200	260
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	400	1,201
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	2,800	2,058
[a,b,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	3,200	965
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	200	706
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	200	160
Shenzhen Airport Co. Ltd.	Transportation Infrastructure	400	561

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Shenzhen Aisidi Co. Ltd.	Components	200	219
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	400	357
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	200	511
Shenzhen Gas Corporation Ltd., A	Gas Utilities	600	674
Shenzhen Grandland Group Co. Ltd.	Construction & Engineering	400	252
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	200	409
Shenzhen Inovance Technology Co. Ltd.	Machinery	200	880
Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	6,592
Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	4,805
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	200	328
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	200	350
[a] Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	200	591
[a] Shenzhen MTC Co. Ltd.	Household Durables	400	200
[a] Shenzhen Noposion Agrochemicals Co. Ltd.	Chemicals	200	191
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	1,400	1,566
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	200	573
[a] Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	200	1,303
Shenzhen Yan Tian Port Holding Co. Ltd.	Transportation Infrastructure	200	162
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	600	370
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,400	35,083
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	196
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	200	357
Shimao Property Holdings Ltd.	Real Estate Management & Development	4,000	15,503
Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,587
Shui On Land Ltd.	Real Estate Management & Development	13,000	2,853
[a] Siasun Robot & Automation Co. Ltd.	Machinery	200	402
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	800	1,131
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	4,000	1,253
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,200	255
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	200	674
Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	200	212
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,000	482
Sieyuan Electric Co. Ltd.	Electrical Equipment	200	395
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	14,000	1,671
[a] SINA Corp.	Interactive Media & Services	214	8,545
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,000	4,017
Sinochem International Corp., A	Trading Companies & Distributors	600	457
Sinolink Securities Co. Ltd., A	Capital Markets	400	534
Sinoma International Engineering Co.	Construction & Engineering	600	600
Sinoma Science & Technology Co. Ltd.	Chemicals	200	356
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	5,000	2,990
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	873
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	600	195
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	600	333
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	3,619
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	14,605
Sinotrans Ltd., A	Air Freight & Logistics	800	489
Sinotrans Ltd., H	Air Freight & Logistics	6,000	2,041
Sinotruk Hong Kong Ltd.	Machinery	2,000	4,266
Soho China Ltd.	Real Estate Management & Development	7,000	2,641
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	200	888
SooChow Securities Co. Ltd., A	Capital Markets	400	574
Southwest Securities Co. Ltd., A	Capital Markets	800	596
STO Express Co. Ltd.	Air Freight & Logistics	200	560
Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	47,794
Sungrow Power Supply Co. Ltd.	Electrical Equipment	200	302
Suning Universal Co. Ltd.	Real Estate Management & Development	1,000	548
Suning.com Co. Ltd.	Specialty Retail	1,200	1,742

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,200	38,089
Sunwoda Electronic Co. Ltd.	Electrical Equipment	200	560
Suofeiya Home Collection Co. Ltd.	Household Durables	200	602
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	400	507
Tahoe Group Co. Ltd.	Real Estate Management & Development	200	177
[a] TAL Education Group, ADR	Diversified Consumer Services	1,160	55,912
Tangshan Jidong Cement Co. Ltd.	Construction Materials	200	488
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	800	299
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	400	363
Tasly Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	200	443
TBEA Co. Ltd., A	Electrical Equipment	1,000	955
TCL Corp.	Household Durables	2,000	1,284
Tencent Holdings Ltd.	Interactive Media & Services	19,200	925,527
[a] Tencent Music Entertainment Group, ADR	Entertainment	384	4,508
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	1,000	544
Tian Di Science & Technology Co. Ltd., A	Machinery	800	366
Tianfeng Securities Co. Ltd., A	Capital Markets	800	845
Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	200	206
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	504
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	400	678
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	200	468
Tianqi Lithium Corp.	Chemicals	260	1,127
Times China Holdings Ltd.	Real Estate Management & Development	2,000	3,989
[a] Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	6,585	4,099
Tingyi Cayman Islands Holding Corp.	Food Products	4,000	6,828
[a,b] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	2,400	4,306
Tongding Interconnection Information Co. Ltd.	Communications Equipment	200	190
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	400	726
Tongkun Group Co. Ltd., A	Chemicals	200	430
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	1,400	468
Tongwei Co. Ltd., A	Food Products	200	377
Towngas China Co. Ltd.	Gas Utilities	4,000	2,772
TravelSky Technology Ltd., H	IT Services	4,000	9,764
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	1,454	48,767
Tsingtao Brewery Co. Ltd., H	Beverages	1,400	9,406
	Electronic Equipment, Instruments &
Tunghsu Optoelectronic Technology Co. Ltd.	Components	600	289
Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	200	264
Uni-President China Holdings Ltd.	Food Products	4,000	4,199
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	200	907
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	200	552
Venustech Group Inc.	Software	200	971
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,450	20,546
Walvax Biotechnology Co. Ltd.	Biotechnology	200	931
Wangfujing Group Co. Ltd., A	Multiline Retail	200	402
Wangsu Science & Technology Co. Ltd.	IT Services	400	547
Wanhua Chemical Group Co. Ltd., A	Chemicals	400	3,226
Want Want China Holdings Ltd.	Food Products	18,000	16,818
Wanxiang Qianchao Co. Ltd.	Auto Components	200	154
[a] Weibo Corp., ADR	Interactive Media & Services	182	8,436
Weichai Power Co. Ltd., A	Machinery	1,000	2,280
Weichai Power Co. Ltd., H	Machinery	6,000	12,659
Weifu High-Technology Group Co. Ltd., A	Auto Components	400	1,094
Weifu High-Technology Group Co. Ltd., B	Auto Components	600	1,031
Wens Foodstuffs Group Co. Ltd.	Food Products	200	965
Western Securities Co. Ltd.	Capital Markets	600	844
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	200	741
Winning Health Technology Group Co. Ltd.	Health Care Technology	200	430

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Wolong Electric Group Co. Ltd., A	Electrical Equipment	200	345
Wonders Information Co. Ltd.	IT Services	200	443
Wuchan Zhongda Group Co. Ltd., A	Distributors	600	452
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	200	603
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	200	773
Wuliangye Yibin Co. Ltd.	Beverages	400	7,639
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	200	638
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	600	7,442
[a] Wuxi Biologics Cayman Inc.	Life Sciences Tools & Services	2,000	25,321
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	200	1,290
XCMG Construction Machinery Co. Ltd.	Machinery	1,400	1,099
Xiamen C & D Inc., A	Trading Companies & Distributors	600	774
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	400	422
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	200	491
Xiamen Tungsten Co. Ltd., A	Metals & Mining	200	374
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	30,800	42,612
Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	1,200	651
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,504
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	600	1,029
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	2,323
Xinjiang Machinery Research Institute Co. Ltd.	Machinery	200	113
Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	200	195
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	2,000	1,197
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	12,000	8,517
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	600	476
Yango Group Co. Ltd.	Real Estate Management & Development	400	488
[b] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,000	1,987
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,592
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	200	1,061
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	303
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	7,187
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	200	467
Yihai International Holding Ltd.	Food Products	2,000	11,730
Yintai Gold Co. Ltd.	Metals & Mining	200	391
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	1,200	1,299
Yonyou Network Technology Co. Ltd., A	Software	400	1,631
Yotrio Group Co. Ltd.	Leisure Products	400	241
Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	200	422
Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	5,544
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	600	443
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	200	2,568
[a] Yunnan Copper Co. Ltd.	Metals & Mining	200	392
[a] Yunnan Tin Co. Ltd.	Metals & Mining	200	300
[a] YY Inc., ADR	Interactive Media & Services	188	9,924
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	3,155
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	3,000	3,315
Zhefu Holding Group Co. Ltd.	Electrical Equipment	400	237
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	200	770
Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	353
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	180	418
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	400	1,142
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,645
Zhejiang Hailiang Co. Ltd.	Metals & Mining	200	294
Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	200	204
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	200	212

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	496
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	200	1,131
Zhejiang Juhua Co. Ltd., A	Chemicals	400	418
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	400	831
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	200	383
Zhejiang NHU Co. Ltd.	Pharmaceuticals	400	1,336
Zhejiang Runtu Co. Ltd.	Chemicals	200	322
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	400	995
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	200	283
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	200	201
Zhejiang Wanliyang Co. Ltd.	Machinery	200	272
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	200	378
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	600	500
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	200	186
Zhengzhou Yutong Bus Co. Ltd., A	Machinery	400	818
Zheshang Securities Co. Ltd., A	Capital Markets	200	320
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	1,200	4,328
Zhongjin Gold Corp. Ltd., A	Metals & Mining	400	487
Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	400	473
Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	8,188
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,800	6,515
Zijin Mining Group Co. Ltd., A	Metals & Mining	2,400	1,582
Zijin Mining Group Co. Ltd., H	Metals & Mining	20,000	9,959
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	1,200	1,151
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd. , H	Machinery	4,400	3,687
[a] ZTE Corp.	Communications Equipment	600	3,049
[a] ZTE Corp., H	Communications Equipment	2,400	7,346
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	1,224	28,580
			7,017,844
Hong Kong 9.5%
AIA Group Ltd.	Insurance	40,800	428,327
[a] Alibaba Pictures Group Ltd.	Entertainment	40,000	7,033
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,000	13,874
BOC Hong Kong (Holdings) Ltd.	Banks	12,000	41,659
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	8,000	2,885
Cathay Pacific Airways Ltd.	Airlines	2,000	2,957
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	8,000	5,288
China Gas Holdings Ltd.	Gas Utilities	7,200	26,982
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	3,600	3,442
CK Asset Holdings Ltd.	Real Estate Management & Development	9,000	64,972
CK Hutchison Holdings Ltd.	Industrial Conglomerates	9,000	85,821
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	14,233
CLP Holdings Ltd.	Electric Utilities	5,600	58,862
Dah Sing Banking Group Ltd.	Banks	800	1,070
Dah Sing Financial Group	Banks	800	3,152
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,000	5,710
[a] Fullshare Holdings Ltd.	Electrical Equipment	25,000	577
Guotai Junan International holdings Ltd.	Capital Markets	10,000	1,771
Haitong International Securities Group Ltd.	Capital Markets	8,000	2,433
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	9,887
Hang Lung Properties Ltd.	Real Estate Management & Development	6,000	13,168
Hang Seng Bank Ltd.	Banks	2,600	53,723
Henderson Land Development Co. Ltd.	Real Estate Management & Development	4,840	23,760
Hong Kong and China Gas Co. Ltd.	Gas Utilities	32,320	63,132
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	4,200	136,374
Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,000	23,000
Huabao International Holdings Ltd.	Chemicals	4,000	1,468
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	7,842
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	740	41,144
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	600	18,390

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Johnson Electric Holdings Ltd.	Electrical Equipment	1,000	2,274
Kerry Properties Ltd.	Real Estate Management & Development	2,000	6,353
Kingboard Laminates Holdings Ltd.	Chemicals	4,000	4,959
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	4,000	3,029
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	20,000	2,182
Lifestyle International Holdings Ltd.	Multiline Retail	2,000	2,295
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	7,000	74,116
Melco International Development Ltd.	Hotels, Restaurants & Leisure	2,000	5,621
MTR Corp. Ltd.	Road & Rail	5,000	29,550
New World Development Co. Ltd.	Real Estate Management & Development	20,000	27,413
NWS Holdings Ltd.	Industrial Conglomerates	4,000	5,606
PCCW Ltd.	Diversified Telecommunication Services	16,000	9,466
Power Assets Holdings Ltd.	Electric Utilities	5,000	36,577
Sa Sa International Holdings Ltd.	Specialty Retail	4,153	938
Samsonite International SA	Textiles, Apparel & Luxury Goods	4,200	10,080
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	4,179
Shun Tak Holdings Ltd.	Industrial Conglomerates	8,000	3,819
Sino Biopharmaceutical Ltd.	Pharmaceuticals	22,000	30,776
Sino Land Co. Ltd.	Real Estate Management & Development	12,000	17,434
Sun Art Retail Group Ltd.	Food & Staples Retailing	8,000	9,702
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,000	76,555
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	18,584
Swire Properties Ltd.	Real Estate Management & Development	3,600	11,943
Techtronic Industries Co. Ltd.	Machinery	4,000	32,624
Television Broadcasts Ltd.	Media	1,200	1,885
The Bank of East Asia Ltd.	Banks	4,400	9,826
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	10,175
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	28,000	5,678
Vitasoy International Holdings Ltd.	Food Products	2,000	7,251
VTech Holdings Ltd.	Communications Equipment	600	5,929
[b] WH Group Ltd., Reg S	Food Products	29,000	29,961
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,000	24,410
Wheelock and Co. Ltd.	Real Estate Management & Development	3,000	20,002
Xinyi Glass Holdings Ltd.	Auto Components	8,000	10,596
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	5,904
			1,720,628
India 10.6%
[a] 3M India Ltd.	Industrial Conglomerates	6	1,791
ABB India Ltd.	Electrical Equipment	170	3,061
ABB Power Products & Systems India Ltd.	Electrical Equipment	34	350
ACC Ltd.	Construction Materials	78	1,580
Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	2,971
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,378	12,193
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	3,204	2,774
[a] Adani Transmissions Ltd.	Electric Utilities	894	4,151
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	2,538
Alkem Laboratories Ltd.	Pharmaceuticals	128	3,611
Ambuja Cements Ltd.	Construction Materials	2,584	7,105
Ashok Leyland Ltd.	Machinery	4,202	4,798
Asian Paints Ltd.	Chemicals	994	24,857
AU Small Finance Bank Ltd.	Banks	470	5,288
Aurobindo Pharma Ltd.	Pharmaceuticals	926	5,927
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	398	10,251
Axis Bank Ltd.	Banks	6,678	70,552
Bajaj Auto Ltd.	Automobiles	302	13,476
Bajaj Finance Ltd.	Consumer Finance	602	35,716
Bajaj Finserv Ltd.	Insurance	132	17,371
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	90	4,295
Bandhan Bank Ltd	Banks	1,194	8,502
[a] Bank of Baroda	Banks	2,666	3,806
[a] Bank of India	Banks	972	959

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Berger Paints India Ltd.	Chemicals	830	5,995
Bharat Electronics Ltd.	Aerospace & Defense	2,016	2,826
Bharat Forge Ltd.	Auto Components	668	4,522
Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	1,746
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,446	23,731
Bharti Airtel Ltd.	Wireless Telecommunication Services	5,638	36,003
Bharti Infratel Ltd.	Diversified Telecommunication Services	3,012	10,655
Biocon Ltd.	Biotechnology	984	4,049
Bosch Ltd.	Auto Components	24	5,170
Britannia Industries Ltd.	Food Products	202	8,569
Cadila Healthcare Ltd.	Pharmaceuticals	816	2,907
[a] Canara Bank Ltd.	Banks	546	1,693
Castrol India Ltd.	Chemicals	1,746	3,163
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	652	2,791
Cipla Ltd.	Pharmaceuticals	1,130	7,570
Coal India Ltd.	Oil, Gas & Consumable Fuels	4,968	14,710
Colgate-Palmolive India Ltd.	Personal Products	242	4,960
Container Corp. of India Ltd.	Road & Rail	734	5,881
Cummins India Ltd.	Machinery	256	1,976
Dabur India Ltd.	Personal Products	1,880	12,074
[a] Dalmia Bharat Ltd.	Construction Materials	142	1,592
Divi's Laboratories Ltd.	Life Sciences Tools & Services	282	7,292
DLF Ltd.	Real Estate Management & Development	2,114	6,839
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	266	10,712
Eicher Motors Ltd.	Automobiles	46	14,510
Emami Ltd.	Personal Products	420	1,823
	Equity Real Estate Investment Trusts
[a] Embassy Office Parks REIT	(REITs)	400	2,372
Exide Industries Ltd.	Auto Components	786	2,054
Federal Bank Ltd.	Banks	4,584	5,648
[a] Future Retail Ltd.	Multiline Retail	696	3,332
GAIL India Ltd.	Gas Utilities	2,608	4,423
Gillette India Ltd.	Personal Products	28	2,580
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	34	3,958
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	474	2,307
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	5,980	1,759
Godrej Consumer Products Ltd.	Personal Products	1,284	12,314
[a] Godrej Properties Ltd.	Real Estate Management & Development	208	2,880
Grasim Industries Ltd.	Construction Materials	1,106	11,523
Havell's India Ltd.	Electrical Equipment	866	7,852
HCL Technologies Ltd.	IT Services	3,648	29,034
HDFC Asset Management Co. Ltd.	Capital Markets	96	4,303
HDFC Life Insurance Co. Ltd.	Insurance	1,926	16,893
[a,e] Hemisphere Properties India Ltd.	Real Estate Management & Development	262	612
Hero Motocorp Ltd.	Automobiles	342	11,706
Hindalco Industries Ltd.	Metals & Mining	3,164	9,581
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,108	7,811
Hindustan Unilever Ltd.	Household Products	2,420	65,197
[a] Hindustan Zinc Ltd.	Metals & Mining	690	2,027
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	5,822	196,781
ICICI Bank Ltd.	Banks	1,766	13,333
[b] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	546	10,608
[b] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	1,046	7,070
[a] IDFC First Bank Ltd.	Banks	7,850	4,965
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,154	5,064
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	6,880	12,102
Info Edge India Ltd.	Interactive Media & Services	214	7,585
Infosys Ltd.	IT Services	12,502	128,062
[b] InterGlobe Aviation Ltd., Reg S	Airlines	326	6,091
ITC Ltd.	Tobacco	9,706	32,322
[a] Jindal Steel & Power Ltd.	Metals & Mining	1,410	3,313
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	1,352	1,314
JSW Steel Ltd.	Metals & Mining	4,052	15,330

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Kansai Nerolac Paints Ltd.	Chemicals	428	3,128
L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	2,800
[b] Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	2,796
Larsen & Toubro Ltd.	Construction & Engineering	1,122	20,407
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	886	5,389
Lupin Ltd.	Pharmaceuticals	772	8,257
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	4,752
Mahindra & Mahindra Ltd.	Automobiles	2,024	15,073
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	446	281
Marico Ltd.	Personal Products	1,620	7,753
Maruti Suzuki India Ltd.	Automobiles	412	42,532
Motherson Sumi Systems Ltd.	Auto Components	3,296	6,767
Mphasis Ltd.	IT Services	275	3,553
MRF Ltd.	Auto Components	4	3,717
Muthoot Finance Ltd.	Consumer Finance	354	3,776
Nestle India Ltd.	Food Products	80	16,571
NMDC Ltd.	Metals & Mining	2,567	4,636
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	6,644	11,081
Oberoi Realty Ltd.	Real Estate Management & Development	290	2,156
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	9,702	17,507
Oil India Ltd.	Oil, Gas & Consumable Fuels	42	90
[a] Oracle Financial Services Software Ltd.	Software	76	2,917
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	18	5,899
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,926	7,230
Pidilite Industries Ltd.	Chemicals	426	8,277
Piramal Enterprises Ltd.	Pharmaceuticals	324	6,916
Piramal Enterprises Ltd., rts	Pharmaceuticals	43	134
[a] Power Finance Corp. Ltd.	Diversified Financial Services	2,200	3,634
Power Grid Corp. of India Ltd.	Electric Utilities	1,746	4,654
[a] Punjab National Bank Ltd.	Banks	3,206	2,890
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	478	4,482
[b] RBL Bank Ltd., Reg S	Banks	1,086	5,247
REC Ltd.	Diversified Financial Services	1,830	3,669
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	10,488	222,468
SBI Life Insurance Co. Ltd.	Insurance	1,132	15,250
Shree Cement Ltd.	Construction Materials	28	7,988
Shriram Transport Finance Co. Ltd.	Consumer Finance	584	9,582
Siemens Ltd.	Industrial Conglomerates	294	6,165
[a] State Bank of India	Banks	5,990	28,008
Steel Authority of India Ltd.	Metals & Mining	3,318	1,994
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	3,784	22,931
Sun TV Network Ltd.	Media	194	1,201
Tata Communications Ltd.	Diversified Telecommunication Services	50	278
Tata Consultancy Services Ltd.	IT Services	3,050	92,370
[a] Tata Motors Ltd.	Automobiles	3,508	9,100
[a] Tata Motors Ltd., A	Automobiles	1,030	1,111
Tata Power Co. Ltd.	Electric Utilities	3,270	2,588
Tata Steel Ltd.	Metals & Mining	946	6,256
Tech Mahindra Ltd.	IT Services	1,576	16,831
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,040	17,309
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	144	3,730
Torrent Power Ltd.	Electric Utilities	444	1,767
TVS Motor Co. Ltd.	Automobiles	390	2,560
UltraTech Cement Ltd.	Construction Materials	356	20,180
[a] Union Bank of India Ltd.	Banks	1,284	986
United Breweries Ltd.	Beverages	234	4,164
[a] United Spirits Ltd.	Beverages	1,032	8,668
UPL Ltd.	Chemicals	1,854	15,182
Vedanta Ltd.	Metals & Mining	5,832	12,456
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	30,442	2,623
Voltas Ltd.	Construction & Engineering	384	3,547
Whirlpool of India Ltd.	Household Durables	102	3,392
Wipro Ltd.	IT Services	4,706	16,206

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Wockhardt Ltd.	Pharmaceuticals	112	367
Yes Bank Ltd.	Banks	5,922	3,895
Zee Entertainment Enterprises Ltd.	Media	2,886	11,814
			1,917,726
Indonesia 2.2%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	44,600	4,996
Astra Agro Lestari Tbk PT	Food Products	1,400	1,470
Astra International Tbk PT	Automobiles	67,600	33,721
Bank Central Asia Tbk PT	Banks	32,200	77,528
Bank Danamon Indonesia Tbk PT	Banks	2,400	683
Bank Mandiri Persero Tbk PT	Banks	60,800	33,614
Bank Negara Indonesia Persero Tbk PT	Banks	24,000	13,571
Bank Rakyat Indonesia Persero Tbk PT	Banks	176,400	55,909
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	2,989
[a] Bumi Serpong Damai Tbk PT	Real Estate Management & Development	25,200	2,278
Charoen Pokphand Indonesia Tbk PT	Food Products	25,200	11,799
First Pacific Co. Ltd.	Diversified Financial Services	8,000	2,721
Gudang Garam Tbk PT	Tobacco	1,600	6,108
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	28,400	4,296
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	9,000	4,992
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	6,030
Indofood CBP Sukses Makmur Tbk PT	Food Products	7,800	6,265
Indofood Sukses Makmur Tbk PT	Food Products	15,200	8,677
Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,000	2,982
Kalbe Farma Tbk PT	Pharmaceuticals	64,600	7,538
Matahari Department Store Tbk PT	Multiline Retail	8,600	2,608
Media Nusantara Citra Tbk PT	Media	19,000	2,231
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	37,600	5,877
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	155,600	44,497
PT Barito Pacific Tbk	Chemicals	63,800	6,940
Semen Indonesia (Persero) Tbk PT	Construction Materials	10,000	8,644
[a] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	130,200	1,294
Surya Citra Media Tbk PT	Media	22,000	2,234
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	36,000	3,190
Unilever Indonesia Tbk PT	Household Products	3,800	11,497
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,200	8,063
[a] Vale Indonesia Tbk PT	Metals & Mining	7,000	1,835
[a] XL Axiata Tbk PT	Wireless Telecommunication Services	12,800	2,904
			389,981
Italy 0.0%†
Prada SpA	Textiles, Apparel & Luxury Goods	1,800	7,439

Luxembourg 0.0%†
L'Occitane International SA	Personal Products	1,500	3,554

Macau 0.7%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	7,000	51,567
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	4,000	559
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	3,918
Sands China Ltd.	Hotels, Restaurants & Leisure	8,000	42,763
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	6,830
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	11,828
			117,465
Malaysia 2.6%
AirAsia Group Bhd	Airlines	5,800	2,410
Alliance Bank Malaysia Bhd.	Banks	2,800	1,800
AMMB Holdings Bhd.	Banks	6,000	5,735
Astro Malaysia Holdings Bhd.	Media	5,400	1,677
Axiata Group Bhd.	Wireless Telecommunication Services	15,400	15,586
British American Tobacco Malaysia Bhd.	Tobacco	400	1,475
CIMB Group Holdings Bhd.	Banks	23,200	29,209

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Dialog Group Bhd.	Energy Equipment & Services	15,400	12,989
Digi.com Bhd.	Wireless Telecommunication Services	12,800	13,956
[a] FGV Holdings Bhd.	Food Products	7,200	2,675
Fraser & Neave Holdings Bhd.	Beverages	400	3,407
Gamuda Bhd.	Construction & Engineering	7,600	7,246
Genting Bhd.	Hotels, Restaurants & Leisure	7,400	10,945
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	9,800	7,882
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,400	5,856
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	5,200	6,966
Hong Leong Bank Bhd.	Banks	2,200	9,305
Hong Leong Financial Group Bhd.	Banks	800	3,305
IHH Healthcare Bhd.	Health Care Providers & Services	10,000	13,372
IJM Corp. Bhd.	Construction & Engineering	10,600	5,623
IOI Corp. Bhd.	Food Products	10,800	12,172
IOI Properties Group Bhd.	Real Estate Management & Development	6,600	2,001
Kuala Lumpur Kepong Bhd.	Food Products	1,600	9,701
Malayan Banking Bhd.	Banks	19,838	41,902
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,200	5,945
Maxis Bhd.	Wireless Telecommunication Services	9,200	11,965
MISC Bhd.	Marine	4,800	9,798
Nestle (Malaysia) Bhd.	Food Products	200	7,187
Petronas Chemicals Group Bhd.	Chemicals	9,600	17,250
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,000	5,647
Petronas Gas Bhd.	Gas Utilities	2,600	10,564
PPB Group Bhd.	Food Products	2,240	10,317
Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,600	7,503
Public Bank Bhd.	Banks	10,200	48,475
QL Resources Bhd.	Food Products	2,600	5,168
RHB Bank Bhd.	Banks	5,000	7,065
Sime Darby Bhd.	Industrial Conglomerates	12,400	6,730
Sime Darby Plantation Bhd.	Food Products	12,000	15,988
Sime Darby Property Bhd.	Real Estate Management & Development	13,600	3,042
Telekom Malaysia Bhd.	Diversified Telecommunication Services	3,800	3,549
Tenaga Nasional Bhd.	Electric Utilities	13,200	42,790
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	6,200	7,124
Westports Holdings Bhd.	Transportation Infrastructure	3,800	3,911
YTL Corp. Bhd.	Multi-Utilities	15,400	3,690
			460,903
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	2,000	1,310
Habib Bank Ltd.	Banks	2,000	2,033
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,000	1,838
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,004	1,775
			6,956
Philippines 1.2%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	5,200	3,512
Alliance Global Group Inc.	Industrial Conglomerates	15,000	3,453
Ayala Corp.	Industrial Conglomerates	805	12,485
Ayala Land Inc.	Real Estate Management & Development	23,200	20,843
Bank of the Philippine Islands	Banks	6,124	10,629
BDO Unibank Inc.	Banks	6,720	20,965
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	11,800	2,633
DMCI Holdings Inc.	Industrial Conglomerates	14,200	1,853
Globe Telecom Inc.	Wireless Telecommunication Services	100	3,989
GT Capital Holdings Inc.	Industrial Conglomerates	337	5,636
International Container Terminal Services Inc.	Transportation Infrastructure	3,700	9,395
JG Summit Holdings Inc.	Industrial Conglomerates	9,680	15,444
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,420	6,056
LT Group Inc.	Industrial Conglomerates	9,000	2,129
Manila Electric Co.	Electric Utilities	920	5,759
Megaworld Corp.	Real Estate Management & Development	41,000	3,246
Metro Pacific Investments Corp.	Diversified Financial Services	50,000	3,436

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Metropolitan Bank & Trust Co.	Banks	6,266	8,203
PLDT Inc.	Wireless Telecommunication Services	340	6,633
San Miguel Corp.	Industrial Conglomerates	1,240	4,015
San Miguel Pure Foods Co. Inc.	Food Products	2,200	3,692
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	4,000	1,738
SM Investments Corp.	Industrial Conglomerates	1,620	33,363
SM Prime Holdings Inc.	Real Estate Management & Development	31,200	25,936
Universal Robina Corp.	Food Products	3,020	8,646
			223,689
Singapore 3.9%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	10,040	22,176
BOC Aviation Ltd.	Trading Companies & Distributors	800	8,137
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	8,800	13,023
CapitaLand Ltd.	Real Estate Management & Development	8,600	23,984
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	8,400	15,367
City Developments Ltd.	Real Estate Management & Development	1,600	13,029
ComfortDelGro Corp. Ltd.	Road & Rail	7,200	12,744
DBS Group Holdings Ltd.	Banks	6,000	115,480
Frasers Property Ltd.	Real Estate Management & Development	600	754
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	20,400	13,957
Golden Agri-Resources Ltd.	Food Products	21,200	3,705
Hutchison Port Holdings Trust	Transportation Infrastructure	18,800	3,234
Jardine Cycle & Carriage Ltd.	Distributors	400	8,954
Keppel Corp. Ltd.	Industrial Conglomerates	4,800	24,167
	Equity Real Estate Investment Trusts
Keppel REIT	(REITs)	7,200	6,640
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	7,068	12,563
	Equity Real Estate Investment Trusts
[b] Mapletree Greater China Commercial Trust, Reg S	(REITs)	7,800	6,729
	Equity Real Estate Investment Trusts
Mapletree Industrial Trust	(REITs)	5,200	10,055
	Equity Real Estate Investment Trusts
Mapletree Logistics Trust	(REITs)	8,600	11,128
Olam International Ltd.	Food & Staples Retailing	1,800	2,423
Oversea-Chinese Banking Corp. Ltd.	Banks	11,600	94,722
SATS Ltd.	Transportation Infrastructure	2,200	8,279
SembCorp Industries Ltd.	Industrial Conglomerates	3,200	5,450
[a] SembCorp Marine Ltd.	Machinery	3,000	2,945
SIA Engineering Co. Ltd.	Transportation Infrastructure	800	1,678
Singapore Airlines Ltd.	Airlines	1,800	12,101
Singapore Exchange Ltd.	Capital Markets	2,800	18,449
Singapore Post Ltd.	Air Freight & Logistics	5,200	3,616
Singapore Press Holdings Ltd.	Media	5,400	8,755
Singapore Technologies Engineering Ltd.	Aerospace & Defense	5,200	15,237
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	25,200	63,157
StarHub Ltd.	Wireless Telecommunication Services	2,200	2,323
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	6,800	9,305
United Overseas Bank Ltd.	Banks	4,200	82,491
UOL Group Ltd.	Real Estate Management & Development	1,600	9,900
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	800	9,638
Wilmar International Ltd.	Food Products	6,600	20,222
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,200	5,997
Yanlord Land Group Ltd.	Real Estate Management & Development	2,200	1,980
			704,494
South Korea 12.8%
Amorepacific Corp.	Personal Products	110	19,024
AmorePacific Group	Personal Products	96	6,865

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

BGF Co. Ltd.	Industrial Conglomerates	150	726
BGF Retail Co. Ltd.	Food & Staples Retailing	20	2,931
BNK Financial Group Inc.	Banks	830	5,498
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	207	9,487
[a] Celltrion Inc.	Biotechnology	346	54,154
Cheil Worldwide Inc.	Media	246	5,116
CJ CheilJedang Corp.	Food Products	28	6,113
CJ Corp.	Industrial Conglomerates	40	3,341
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	34	4,692
[a] CJ Logistics Corp.	Road & Rail	24	3,217
Daelim Industrial Co. Ltd.	Construction & Engineering	92	7,200
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	558	2,287
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	166	3,998
DB Insurance Co. Ltd.	Insurance	160	7,236
DGB Financial Group Inc.	Banks	222	1,367
Dongsuh Cos. Inc.	Food & Staples Retailing	118	1,775
Doosan Bobcat Inc.	Machinery	86	2,554
Doosan Co. Ltd.	Industrial Conglomerates	19	1,155
[a] Doosan Fuel Cell Co. Ltd.	Electrical Equipment	66	500
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	415	2,053
[a] Doosan Infracore Co. Ltd.	Machinery	290	1,392
	Electronic Equipment, Instruments &
[a] Doosan Solus Co. Ltd.	Components	36	633
E-MART Inc.	Food & Staples Retailing	62	6,836
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	180	8,249
GS Engineering & Construction Corp.	Construction & Engineering	202	5,424
GS Holdings Corp.	Oil, Gas & Consumable Fuels	154	6,871
GS Retail Co. Ltd.	Food & Staples Retailing	88	2,987
Hana Financial Group Inc.	Banks	1,002	31,972
Hankook Tire & Technology Co. Ltd.	Auto Components	254	7,369
Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	6,153
Hanmi Science Co. Ltd.	Pharmaceuticals	53	1,758
Hanon Systems	Auto Components	548	5,284
Hanssem Co. Ltd.	Household Durables	30	1,614
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	118	3,576
[a] Hanwha Chemical Corp.	Chemicals	266	4,336
Hanwha Corp.	Industrial Conglomerates	120	2,594
Hanwha Corp.	Industrial Conglomerates	80	951
Hanwha Life Insurance Co. Ltd.	Insurance	940	1,878
HDC Holdings Co. Ltd.	Construction & Engineering	136	1,299
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	102	2,262
[a] Helixmith Co. Ltd.	Biotechnology	63	5,050
[a] Hite Jinro Co. Ltd.	Beverages	116	2,909
[a] HLB Inc.	Leisure Products	116	11,525
Hotel Shilla Co. Ltd.	Specialty Retail	108	8,480
Hyundai Construction Equipment Co. Ltd.	Machinery	44	1,138
Hyundai Department Store Co. Ltd.	Multiline Retail	40	2,874
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	252	9,217
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	62	7,667
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	36	10,522
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	206	4,801
Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	3,026
Hyundai Mobis Co. Ltd.	Auto Components	220	48,701
Hyundai Motor Co.	Automobiles	478	49,807
Hyundai Steel Co.	Metals & Mining	250	6,799
Hyundai Wia Corp.	Auto Components	54	2,344
[a] Industrial Bank of Korea	Banks	834	8,510
[a] Kakao Corp.	Interactive Media & Services	172	22,830
Kangwon Land Inc.	Hotels, Restaurants & Leisure	376	9,624
[a] KB Financial Group Inc.	Banks	1,300	53,565
[e] KCC Corp.	Building Products	20	3,900
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,776
Kia Motors Corp.	Automobiles	884	33,863
Korea Aerospace Industries Ltd.	Aerospace & Defense	220	6,478

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Korea Electric Power Corp.	Electric Utilities	872	20,962
Korea Gas Corp.	Gas Utilities	76	2,487
Korea Investment Holdings Co. Ltd.	Capital Markets	132	8,264
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	148	16,189
Korea Zinc Co. Ltd.	Metals & Mining	34	12,495
Korean Air Lines Co. Ltd.	Airlines	174	4,288
[a] KT&G Corp.	Tobacco	372	30,173
Kumho Petrochemical Co. Ltd.	Chemicals	60	4,021
LG Chem Ltd.	Chemicals	154	42,280
LG Corp.	Industrial Conglomerates	298	19,017
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	770	10,820
[a] LG Electronics Inc.	Household Durables	358	22,320
LG Household & Health Care Ltd.	Personal Products	30	32,712
LG Uplus Corp.	Diversified Telecommunication Services	672	8,251
Lotte Chemical Corp.	Chemicals	50	9,685
Lotte Chilsung Beverage Co. Ltd.	Beverages	12	1,453
Lotte Corp.	Industrial Conglomerates	76	2,560
LOTTE Fine Chemical Co. Ltd.	Chemicals	68	2,655
Lotte Shopping Co. Ltd.	Multiline Retail	30	3,515
LS Corp.	Electrical Equipment	44	1,819
Mando Corp.	Auto Components	114	3,470
Medy-tox Inc.	Biotechnology	14	3,643
Mirae Asset Daewoo Co. Ltd.	Capital Markets	202	716
Mirae Asset Daewood Co. Ltd.	Capital Markets	1,486	9,701
Naver Corp.	Interactive Media & Services	450	72,571
NCsoft Corp.	Entertainment	56	26,197
[a] Netmarble Corp.	Entertainment	58	4,634
NH Investment & Securities Co. Ltd.	Capital Markets	388	4,261
[a] NHN Corp.	Entertainment	38	2,195
Nongshim Co. Ltd.	Food Products	10	2,080
OCI Co. Ltd.	Chemicals	66	3,573
Orion Corp.	Food Products	74	6,751
Ottogi Corp.	Food Products	4	1,916
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,972
POSCO	Metals & Mining	228	46,627
POSCO Chemical Co. Ltd.	Construction Materials	76	3,237
Posco International Corp.	Trading Companies & Distributors	168	2,709
S-1 Corp.	Commercial Services & Supplies	64	5,185
S-Oil Corp.	Oil, Gas & Consumable Fuels	140	11,537
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	46	17,223
Samsung C&T Corp.	Industrial Conglomerates	282	26,458
Samsung Card Co. Ltd.	Consumer Finance	106	3,538
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	186	20,105
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	15,832	763,912
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	546	9,065
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	110	23,161
[a] Samsung Heavy Industries Co. Ltd.	Machinery	1,520	9,555
[a] Samsung Life Insurance Co. Ltd.	Insurance	218	14,044
	Electronic Equipment, Instruments &
[a] Samsung SDI Co. Ltd.	Components	176	35,917
Samsung SDS Co. Ltd.	IT Services	110	18,501
Samsung Securities Co. Ltd.	Capital Markets	200	6,676
[a] Shinhan Financial Group Co. Ltd.	Banks	1,512	56,678
Shinsegae Co. Ltd.	Multiline Retail	24	5,998
[a] SillaJen Inc.	Biotechnology	196	2,466
SK Holdings Co. Ltd.	Industrial Conglomerates	112	25,374
	Semiconductors & Semiconductor
[a] SK Hynix Inc.	Equipment	1,742	141,746
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	190	24,644
SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,763
SK Telecom Co. Ltd.	Wireless Telecommunication Services	60	12,348

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

SKC Co. Ltd.	Chemicals	72	3,175
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	1,824
Woongjin Coway Co. Ltd.	Household Durables	192	15,457
Woori Financial Group Inc.	Banks	1,836	18,416
Yuhan Corp.	Pharmaceuticals	32	6,544
			2,306,662
Taiwan 13.4%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	10,000	5,955
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	1,000	10,074
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	11,500	31,918
Asia Cement Corp.	Construction Materials	8,000	12,796
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	2,000	15,445
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	30,000	10,058
Capital Securities Corp.	Capital Markets	8,840	3,318
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	2,480	18,780
Cathay Financial Holding Co. Ltd.	Insurance	28,962	41,109
Chailease Holding Co. Ltd.	Diversified Financial Services	4,120	18,967
Chang Hwa Commercial Bank Ltd.	Banks	21,337	16,157
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	6,000	8,366
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,010	5,968
China Airlines Ltd.	Airlines	8,000	2,418
China Development Financial Holding Corp.	Insurance	48,000	15,580
[a] China Life Insurance Co. Ltd.	Insurance	9,550	8,156
China Motor Corp.	Automobiles	800	1,043
China Steel Corp.	Metals & Mining	42,000	33,486
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	12,000	44,034
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	14,000	8,803
CTBC Financial Holding Co. Ltd.	Banks	62,000	46,329
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	7,000	35,377
E.Sun Financial Holding Co. Ltd.	Banks	37,052	34,485
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	700	9,411
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	4,000	4,317
Eternal Materials Co. Ltd.	Chemicals	4,000	3,549
EVA Airways Corp.	Airlines	7,124	3,268
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	7,243	2,996
Far Eastern International Bank	Banks	8,212	3,274
Far Eastern New Century Corp.	Industrial Conglomerates	14,000	13,941
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	14,431
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,100	7,155
First Financial Holding Co. Ltd.	Banks	34,743	27,468
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	2,000	672
Formosa Chemicals & Fibre Corp.	Chemicals	12,000	35,027
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	13,010
Formosa Plastics Corp.	Chemicals	16,000	53,267
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,563
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	4,000	8,833
Fubon Financial Holding Co. Ltd.	Insurance	26,000	40,244
Giant Manufacturing Co. Ltd.	Leisure Products	1,000	7,105
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	700	8,932

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	40,800	123,583
Hotai Motor Co. Ltd.	Specialty Retail	1,000	22,784
	Technology Hardware, Storage &
HTC Corp.	Peripherals	2,000	2,565
Hua Nan Financial Holdings Co. Ltd.	Banks	31,153	22,863
	Electronic Equipment, Instruments &
Innolux Corp.	Components	30,000	8,336
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	10,000	7,623
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	350	58,378
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	8,000	13,170
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	5,000	73,973
Mega Financial Holding Co. Ltd.	Banks	38,000	38,790
Nan Ya Plastics Corp.	Chemicals	18,000	43,714
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	2,000	5,564
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	14,611
Oriental Union Chemical Corp.	Chemicals	2,000	1,401
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	6,000	13,690
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	13,077
President Chain Store Corp.	Food & Staples Retailing	2,000	20,282
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	8,000	17,160
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	2,000	15,679
Shin Kong Financial Holding Co. Ltd.	Insurance	39,275	13,560
SinoPac Financial Holdings Co. Ltd.	Banks	36,800	15,959
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	6,000	7,506
Taishin Financial Holding Co. Ltd.	Banks	35,357	17,102
Taiwan Business Bank	Banks	15,372	6,461
Taiwan Cement Corp.	Construction Materials	16,479	24,023
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	32,010	22,157
Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	3,306
Taiwan Glass Industry Corp.	Building Products	4,000	1,521
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	10,248
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	22,417
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	2,962
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	81,000	894,386
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	5,244
The Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	20,816
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	2,000	3,790
U-Ming Marine Transport Corp.	Marine	2,000	2,242
Uni-President Enterprises Corp.	Food Products	16,000	39,604
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	4,000	5,604
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	38,000	20,853
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	2,000	5,291
Walsin Lihwa Corp.	Electrical Equipment	12,000	6,165
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	2,000	15,946
Wan Hai Lines Ltd.	Marine	2,000	1,234
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	10,293	9,734

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Yageo Corp.	Components	1,000	14,578
Yuanta Financial Holding Co. Ltd.	Capital Markets	38,000	25,606
Yulon Motor Co. Ltd.	Automobiles	4,000	2,609
			2,428,252
Thailand 3.3%
Advanced Info Service PCL	Wireless Telecommunication Services	3,800	27,022
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	14,800	36,687
[a] Asset World Corp. PCL, NVDR	Hotels, Restaurants & Leisure	24,000	4,687
	Independent Power and Renewable
B Grimm Power PCL, NVDR	Electricity Producers	2,389	4,187
Bangkok Bank PCL, fgn.	Banks	1,600	8,520
Bangkok Dusit Medical Services PCL	Health Care Providers & Services	30,400	26,387
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	25,800	9,388
Bangkok Life Assurance PCL, NVDR	Insurance	1,400	967
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	15,200	6,039
Berli Jucker PCL, NVDR	Food & Staples Retailing	3,400	4,767
BTS Group Holdings PCL, NVDR	Road & Rail	27,600	12,163
Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	5,889
Central Pattana PCL	Real Estate Management & Development	8,600	17,873
Charoen Pokphand Foods PCL, NVDR	Food Products	12,400	11,384
CP ALL PCL	Food & Staples Retailing	17,600	42,452
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,400	2,500
Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	13,400	7,337
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	1,000	10,950
	Independent Power and Renewable
Energy Absolute PCL, NVDR	Electricity Producers	5,600	8,179
	Independent Power and Renewable
Global Power Synergy PCL	Electricity Producers	2,434	6,968
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	2,600	14,409
Home Product Center PCL, NVDR	Specialty Retail	20,000	10,683
Indorama Ventures PCL, NVDR	Chemicals	6,400	7,478
Intouch Holdings PCL	Wireless Telecommunication Services	7,200	13,761
IRPC PCL	Oil, Gas & Consumable Fuels	36,400	4,472
Kasikornbank PCL, fgn.	Banks	4,000	20,098
Kasikornbank PCL, NVDR	Banks	2,800	14,115
Krung Thai Bank PCL	Banks	18,000	9,855
Krungthai Card PCL, NVDR	Consumer Finance	4,644	6,124
Land and Houses PCL, NVDR	Real Estate Management & Development	22,000	7,198
Minor International PCL	Hotels, Restaurants & Leisure	12,600	15,143
Muangthai Capital PCL	Consumer Finance	2,400	5,108
Osotspa PCL, NVDR	Beverages	4,200	5,679
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,800	19,951
PTT Global Chemical PCL, NVDR	Chemicals	6,800	12,940
PTT PCL	Oil, Gas & Consumable Fuels	48,600	71,390
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	2,800	6,427
Siam City Cement PCL, NVDR	Construction Materials	200	1,269
Siam Commercial Bank PCL	Banks	7,600	30,954
Siam Makro Public Company Ltd.	Food & Staples Retailing	800	828
[a] Thai Airways International PCL, NVDR	Airlines	3,600	823
Thai Oil PCL	Oil, Gas & Consumable Fuels	3,600	8,383
Thai Union Group PCL	Food Products	10,000	4,507
The Siam Cement PCL	Construction Materials	2,600	34,026
TMB Bank PCL, 02/20/49	Banks	128,951	7,232
Total Access Communication PCL	Wireless Telecommunication Services	2,400	4,267

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

True Corp. PCL, NVDR	Diversified Telecommunication Services	36,600	5,621
			597,087
Total Common Stocks and Other Equity Interests (Cost $18,193,218)			17,909,662
Preferred Stocks 0.8%
South Korea 0.8%
[f] Amorepacific Corp., 1.326%, pfd.	Personal Products	30	2,319
[f] CJ CheilJedang Corp., 3.257%, pfd.	Food Products	4	377
[f] Hyundai Motor Co., 1.259%, pfd., 2	Automobiles	124	8,514
[f] Hyundai Motor Co., 1.395%, pfd.	Automobiles	76	4,712
[f] LG Chem Ltd., 3.497%, pfd.	Chemicals	24	3,590
[a,f] LG Electronics Inc., pfd.	Household Durables	66	1,621
[f] LG Household & Health Care Ltd., 1.206%, pfd.	Personal Products	6	4,000
	Technology Hardware, Storage &
[f] Samsung Electronics Co. Ltd. 2.339%, pfd.	Peripherals	2,792	109,609
[f] Samsung Fire & Marine Insurance Co. Ltd., 6.931%, pfd.	Insurance	8	1,148
Total Preferred Stocks (Cost $136,732)			135,890
Warrants (Cost $—) 0.0%†
Thailand 0.0%†
[a] BTS Group Holdings PCL, wts., 2/16/2021	Road & Rail	2,760	—

Total Investments before Short Term Investments (Cost $18,329,950)			18,045,552
Short Term Investments 0.0%†
Investments from Cash Collateral Received for Loaned Securities 0.0%†
United States 0.0%†
[g,h] Institutional Fiduciary Trust Portfolio, 1.26%	Money Market Funds	1,520	1,520

Total Investments (Cost $18,331,470) 99.8%			18,047,072
Other Assets, less Liabilities 0.2%			34,290
Net Assets 100.0%			$18,081,362

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $326,091, representing 1.8% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $87,314, representing 0.5% of net assets.
dA portion or all of the security is on loan at December 31, 2019. See Note 3.
eFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
fVariable rate security. The rate shown represents the yield at period end.
gSee Note 5 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
SF	-	Single Family

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 100.0%
Australia 97.8%
Adelaide Brighton Ltd.	Construction Materials	5,896	$14,340
[a] Afterpay Ltd.	IT Services	2,376	48,904
AGL Energy Ltd.	Multi-Utilities	8,360	120,648
ALS Ltd.	Professional Services	6,226	40,177
Altium Ltd.	Software	1,397	34,096
Alumina Ltd.	Metals & Mining	32,274	52,180
AMP Ltd.	Diversified Financial Services	44,231	59,542
Ansell Ltd.	Health Care Equipment & Supplies	1,683	34,344
Apa Group	Gas Utilities	15,235	118,875
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	8,217	194,483
Atlas Arteria Ltd.	Transportation Infrastructure	11,341	62,422
Aurizon Holdings Ltd.	Road & Rail	24,299	89,334
AusNet Services	Electric Utilities	23,375	27,933
Australia & New Zealand Banking Group Ltd.	Banks	36,564	633,057
Australian Stock Exchange Ltd.	Capital Markets	2,508	138,237
Bank of Queensland Ltd.	Banks	5,170	26,348
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	22,704	40,059
Bendigo and Adelaide Bank Ltd.	Banks	6,303	43,332
BHP Group Ltd.	Metals & Mining	38,016	1,040,073
Bluescope Steel Ltd.	Metals & Mining	6,534	69,172
Boral Ltd.	Construction Materials	15,048	47,389
Brambles Ltd.	Commercial Services & Supplies	20,174	166,205
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	3,223	76,917
Challenger Ltd.	Diversified Financial Services	7,370	41,912
	Equity Real Estate Investment Trusts
Charter Hall Group	(REITs)	5,984	46,608
Cimic Group Ltd.	Construction & Engineering	1,254	29,213
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	17,424	24,619
Coca-Cola Amatil Ltd.	Beverages	6,600	51,313
Cochlear Ltd.	Health Care Equipment & Supplies	726	114,689
Coles Group Ltd.	Food & Staples Retailing	14,630	152,617
Commonwealth Bank of Australia	Banks	22,858	1,283,836
Computershare Ltd.	IT Services	6,226	73,439
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	4,499	37,982
CSL Ltd.	Biotechnology	5,841	1,132,252
CSR Ltd.	Construction Materials	6,325	20,230
	Equity Real Estate Investment Trusts
Dexus	(REITs)	14,080	115,801
Domain Holdings Australia Ltd.	Interactive Media & Services	2,981	7,753
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	770	28,341
Downer EDI Ltd.	Commercial Services & Supplies	7,656	43,969
Evolution Mining Ltd.	Metals & Mining	13,574	36,259
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	726	22,486
Fortescue Metals Group Ltd.	Metals & Mining	20,515	154,161
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	22,924	215,450
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	24,981	98,338
Harvey Norman Holdings Ltd.	Multiline Retail	7,656	21,904
IDP Education Ltd.	Diversified Consumer Services	1,639	19,782
Iluka Resources Ltd.	Metals & Mining	5,401	35,309
Incitec Pivot Ltd.	Chemicals	20,680	46,228
Insurance Australia Group Ltd.	Insurance	29,755	160,219
IOOF Holdings Ltd.	Capital Markets	4,422	24,432
James Hardie Industries PLC, CDI	Construction Materials	5,698	111,631
LendLease Group	Real Estate Management & Development	7,282	90,092
Macquarie Group Ltd.	Capital Markets	4,147	401,851
Magellan Financial Group Ltd.	Capital Markets	1,760	70,458
Medibank Private Ltd.	Insurance	35,530	78,924

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Metcash Ltd.	Food & Staples Retailing	11,682	21,104
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	50,435	112,741
National Australia Bank Ltd.	Banks	37,191	643,912
Newcrest Mining Ltd.	Metals & Mining	9,922	210,984
Northern Star Resources Ltd.	Metals & Mining	9,174	72,937
[a] Nufarm Ltd.	Chemicals	4,103	16,700
Oil Search Ltd.	Oil, Gas & Consumable Fuels	17,116	87,230
Orica Ltd.	Chemicals	4,884	75,462
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	22,671	134,664
Orora Ltd.	Containers & Packaging	15,565	34,794
OZ Minerals Ltd.	Metals & Mining	4,081	30,265
Perpetual Ltd.	Capital Markets	572	16,534
Platinum Asset Management Ltd.	Capital Markets	3,817	12,128
Qantas Airways Ltd.	Airlines	7,502	37,495
QBE Insurance Group Ltd.	Insurance	16,852	152,578
Qube Logistics Holdings Ltd.	Transportation Infrastructure	16,159	37,371
Ramsay Health Care Ltd.	Health Care Providers & Services	1,991	101,511
REA Group Ltd.	Interactive Media & Services	649	47,264
Rio Tinto Ltd.	Metals & Mining	4,796	338,483
Santos Ltd.	Oil, Gas & Consumable Fuels	22,825	131,247
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	67,573	181,927
Seek Ltd.	Professional Services	4,477	70,967
Seven Group Holdings Ltd.	Trading Companies & Distributors	1,705	23,335
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	11,902	22,339
Sonic Healthcare Ltd.	Health Care Providers & Services	6,105	123,381
South32 Ltd.	Metals & Mining	63,657	120,819
	Equity Real Estate Investment Trusts
Stockland	(REITs)	30,767	99,920
Suncorp-Metway Ltd.	Insurance	16,249	148,032
Sydney Airport	Transportation Infrastructure	14,267	86,851
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	24,376	77,622
Telstra Corp. Ltd.	Diversified Telecommunication Services	53,735	133,716
The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	10,648	34,431
TPG Telecom Ltd.	Diversified Telecommunication Services	4,664	21,999
Transurban Group	Transportation Infrastructure	34,903	365,818
Treasury Wine Estates Ltd.	Beverages	9,284	105,985
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	40,348	70,623
[a] Vocus Group Ltd.	Diversified Telecommunication Services	7,711	15,502
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	1,177	17,788
Wesfarmers Ltd.	Multiline Retail	14,597	424,804
Westpac Banking Corp.	Banks	46,046	784,278
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	11,044	20,495
Wisetech Global Ltd.	Software	1,067	17,529
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	12,056	291,362
Woolworths Group Ltd.	Food & Staples Retailing	16,236	412,698
Worley Ltd.	Energy Equipment & Services	4,125	44,394
			14,002,184
New Zealand 0.5%
[a] Xero Ltd.	Software	1,199	67,427

United States 1.7%
Amcor PLC, IDR	Containers & Packaging	20,889	228,629
Sims Metal Management Ltd.	Metals & Mining	2,167	16,253
			244,882
Total Investments (Cost $13,941,507) 100.0%			14,314,493

Other Assets, less Liabilities 0.0%†			(2,186)
Net Assets 100.0%			$14,312,307

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.

Abbreviations

Selected Portfolio

CDI IDR REIT	- Clearing House Electronic Subregister System Depositary Interest - International Depositary Receipt - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 66.1%
Brazil 64.8%
Ambev SA	Beverages	1,887,020	$8,757,964
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	148,000	859,075
[a] Azul SA	Airlines	81,700	1,183,652
[a] B2W Cia Digital	Internet & Direct Marketing Retail	81,700	1,276,670
B3 SA - Brasil Bolsa Balcao	Capital Markets	858,700	9,172,531
Banco Bradesco SA	Banks	451,400	3,823,103
Banco BTG Pactual SA	Capital Markets	104,200	1,971,995
Banco do Brasil SA	Banks	362,904	4,765,105
Banco Santander Brasil SA	Banks	177,600	2,186,281
BB Seguridade Participacoes SA	Insurance	296,000	2,774,057
BR Malls Paricipacoes SA	Real Estate Management & Development	325,600	1,461,788
[a] BRF SA	Food Products	244,200	2,136,834
CCR SA	Transportation Infrastructure	488,400	2,304,381
Centrais Eletricas Brasileiras SA	Electric Utilities	207,700	1,951,689
Cia Siderurgica Nacional SA	Metals & Mining	266,400	934,423
Cielo SA	IT Services	481,000	1,000,813
Cogna Educacao	Diversified Consumer Services	636,400	1,808,251
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	148,000	2,228,076
Companhia Energetica de Minas Gerais	Electric Utilities	37,000	143,394
Companhia Paranaense de Energia-Copel	Electric Utilities	7,400	127,114
Cosan SA	Oil, Gas & Consumable Fuels	74,000	1,279,782
CPFL Energia SA	Electric Utilities	81,400	719,360
CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	51,800	564,009
EDP-Energias do Brasil SA	Electric Utilities	133,200	731,777
[a] Embraer SA	Aerospace & Defense	318,200	1,560,665
Energisa SA	Electric Utilities	81,480	1,084,253
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	74,200	937,022
Equatorial Energia SA	Electric Utilities	370,400	2,098,445
Fleury SA	Health Care Providers & Services	96,200	730,103
Grendene SA	Textiles, Apparel & Luxury Goods	118,400	361,437
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	59,400	943,560
Hypera SA	Pharmaceuticals	177,600	1,575,694
IRB Brasil Resseguros SA	Insurance	363,192	3,516,625
Klabin SA	Containers & Packaging	310,800	1,422,385
Localiza Rent a Car SA	Road & Rail	248,640	2,930,376
Lojas Americanas SA	Multiline Retail	103,600	507,351
[a] Lojas Americanas SA, rts, 1/06/20	Multiline Retail	81	151
[a] Lojas Americanas SA, rts., 1/06/20	Multiline Retail	260	608
Lojas Renner SA	Multiline Retail	340,720	4,759,256
[a] M Dias Branco SA	Food Products	37,000	350,896
Magazine Luiza SA	Multiline Retail	273,800	3,246,640
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	118,400	974,231
Natura & Co. Holding SA	Personal Products	162,800	1,564,988
Neoenergia SA	Electric Utilities	88,800	549,219
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	192,500	3,265,997
Odontoprev SA	Health Care Providers & Services	118,400	496,534
Petrobras Distribuidora SA	Specialty Retail	296,000	2,212,623
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,280,240	10,184,125
Porto Seguro SA	Insurance	44,400	692,484
Raia Drogasil SA	Food & Staples Retailing	98,276	2,727,405
[a] Rumo SA	Road & Rail	481,560	3,124,448
Sao Martinho SA	Food Products	74,000	436,344
Sul America SA	Insurance	96,200	1,432,944
Suzano SA	Paper & Forest Products	347,872	3,431,417
Tim Participacoes SA	Wireless Telecommunication Services	347,800	1,354,818
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	96,200	745,648
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	370,300	2,345,500
Vale SA	Metals & Mining	1,487,500	19,709,088

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Via Varejo SA	Specialty Retail	162,800	452,054
Weg SA	Electrical Equipment	318,200	2,741,644
YDUQS PART	Diversified Consumer Services	111,000	1,310,687
			139,939,789
United States 1.3%
JBS SA	Food Products	421,800	2,705,258

Total Common Stocks (Cost $138,131,543)			142,645,047
Preferred Stocks 33.4%
Brazil 33.4%
[a] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	81,400	671,808
[d] Banco Bradesco SA, 5.543%,, pfd.	Banks	1,746,880	15,707,025
[d] Banco do Estado do Rio Grande do Sul SA, 5.746%, pfd., B	Banks	88,800	477,918
[d] Bradespar SA, 5.324%, pfd.	Metals & Mining	96,200	915,439
[d] Braskem SA, 2.811%, pfd., A	Chemicals	81,800	606,988
[d] Centrais Eletricas Brasileiras SA, 3.847%, pfd., B	Electric Utilities	96,200	914,482
[d] Cia de Transmissao de Energia Eletrica Paulista, 6.692%, pfd.	Electric Utilities	81,400	456,910
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 2.777%, pfd., B	Electricity Producers	81,400	646,311
[d] Companhia Brasileira de Distribuicao, 1.015%, pfd., A	Food & Staples Retailing	68,380	1,489,921
[d] Companhia Energetica de Minas Gerais, 5.257%, pfd.	Electric Utilities	399,600	1,369,847
[d] Companhia Paranaense de Energia, 4.120%, pfd., B	Electric Utilities	44,400	762,351
[d] Gerdau SA, 1.400%, pfd.	Metals & Mining	444,000	2,207,473
[d] Itau Unibanco Holding SA, 4.728%, pfd.	Banks	2,049,800	18,904,611
[d] Itausa-Investimentos Itau SA, 5.096%, pfd.	Banks	1,894,760	6,636,629
[d] Lojas Americanas SA, 0.934%, pfd.	Multiline Retail	325,600	2,097,173
[d] Petroleo Brasileiro SA, 3.111%, pfd.	Oil, Gas & Consumable Fuels	2,042,440	15,323,250
[d] Telefonica Brasil SA, 4.959%, pfd.	Diversified Telecommunication Services	177,600	2,559,785
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 1.672%, pfd., A	Metals & Mining	177,600	419,861
Total Preferred Stocks (Cost $69,972,760)			72,167,782
Total Investments (Cost $208,104,303) 99.5%			214,812,829

Other Assets, less Liabilities 0.5%			1,041,064
Net Assets 100.0%			$215,853,893

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2019, the value of this security was $943,560, representing 0.4% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund's Board of Trustees. At December 31, 2019, the value of this security was $943,560, representing 0.4% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Mini Bovespa Index	Long	222	1,279,747	2/12/20	$(5,010)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 100.0%
Canada 97.5%
Agnico Eagle Mines Ltd.	Metals & Mining	1,150	$70,929
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	4,110	130,613
Bank of Montreal	Banks	3,080	239,037
Bank of Nova Scotia	Banks	5,880	332,599
Barrick Gold Corp.	Metals & Mining	8,495	158,010
BCE Inc.	Diversified Telecommunication Services	1,445	67,038
Brookfield Asset Management Inc., A	Capital Markets	4,345	251,402
Canadian Imperial Bank of Commerce	Banks	2,140	178,329
Canadian National Railway Co.	Road & Rail	3,500	317,058
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	5,595	181,215
Canadian Pacific Railway Ltd.	Road & Rail	660	168,483
Canadian Tire Corp. Ltd., A	Multiline Retail	280	30,175
Canadian Utilities Ltd., A	Multi-Utilities	570	17,218
[a] Canopy Growth Corp.	Pharmaceuticals	875	18,428
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	4,925	50,133
[a] CGI Inc., A	IT Services	1,145	95,953
Constellation Software Inc.	Software	96	93,365
Dollarama Inc.	Multiline Retail	1,520	52,313
Enbridge Inc.	Oil, Gas & Consumable Fuels	9,550	380,232
EnCana Corp.	Oil, Gas & Consumable Fuels	6,240	29,257
Fairfax Financial Holdings Ltd.	Insurance	130	61,127
Fortis Inc.	Electric Utilities	2,085	86,632
Franco-Nevada Corp.	Metals & Mining	895	92,547
George Weston Ltd.	Food & Staples Retailing	345	27,408
Great-West Lifeco Inc.	Insurance	1,265	32,446
Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,470	11,812
Hydro One Ltd.	Electric Utilities	1,520	29,398
IGM Financial Inc.	Capital Markets	410	11,787
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	1,115	29,536
Intact Financial Corp.	Insurance	670	72,552
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	1,980	34,416
Loblaw Cos. Ltd.	Food & Staples Retailing	880	45,467
Magna International Inc.	Auto Components	1,405	77,144
Manulife Financial Corp.	Insurance	9,505	193,215
Metro Inc., A	Food & Staples Retailing	1,155	47,732
National Bank of Canada	Banks	1,615	89,770
Nutrien Ltd.	Chemicals	2,760	132,322
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	2,630	97,615
Power Corp. of Canada	Insurance	1,675	43,207
Power Financial Corp.	Insurance	1,105	29,773
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,350	86,179
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	1,520	31,367
Rogers Communications Inc., B	Wireless Telecommunication Services	1,730	86,023
Royal Bank of Canada	Banks	6,965	551,883
Saputo Inc.	Food Products	1,105	34,256
Shaw Communications Inc.	Media	2,155	43,790
[a] Shopify Inc., A	IT Services	475	189,121
Sun Life Financial Inc.	Insurance	2,860	130,588
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	7,440	244,185
TC Energy Corp.	Oil, Gas & Consumable Fuels	4,495	239,733
Teck Resources Ltd., B	Metals & Mining	2,360	40,985
TELUS Corp.	Diversified Telecommunication Services	960	37,223
The Toronto-Dominion Bank	Banks	8,775	492,835
Thomson Reuters Corp.	Professional Services	950	68,051

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Wheaton Precious Metals Corp.	Metals & Mining	2,155	64,214
			6,448,126
United States 2.5%
[a] Bausch Health Cos. Inc.	Pharmaceuticals	1,665	49,909
IESI-BFC Ltd.	Commercial Services & Supplies	1,265	115,062
			164,971
Total Investments (Cost $6,108,209) 100.0%			6,613,097
Other Assets, less Liabilities 0.0%†			(1,250)
Net Assets 100.0%			$6,611,847

†Rounds to less than 0.1% of net assets.
aNon-income producing.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 100.0%
China 98.8%
360 Security Technology Inc., A	Software	1,600	$5,401
[a] 3SBio Inc.	Biotechnology	24,000	31,110
[a] 51job Inc., ADR	Professional Services	456	38,714
[a] 58.com Inc., ADR	Interactive Media & Services	1,880	121,692
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	1,600	4,980
Agile Group Holdings Ltd.	Real Estate Management & Development	32,000	48,133
Agricultural Bank of China Ltd., A	Banks	108,000	57,216
Agricultural Bank of China Ltd., H	Banks	584,000	257,081
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	2,400	13,631
Air China Ltd., A	Airlines	5,600	7,791
Air China Ltd., H	Airlines	32,000	32,485
Aisino Co. Ltd., A	Software	1,600	5,323
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	33,368	7,077,353
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	72,000	83,164
[a] Alpha Group	Leisure Equipment & Products	1,600	2,281
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	10,400	5,286
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	80,000	27,413
	Independent Power and Renewable
An Hui Wenergy Co. Ltd.	Electricity Producers	3,200	2,132
Angang Steel Co. Ltd.	Metals & Mining	6,400	3,078
Angang Steel Co. Ltd., H	Metals & Mining	32,000	13,306
Angel Yeast Co. Ltd., A	Food Products	800	3,523
Anhui Anke Biotechnology Group Co. Ltd.	Pharmaceuticals	800	1,733
Anhui Conch Cement Co. Ltd., A	Construction Materials	3,200	25,177
Anhui Conch Cement Co. Ltd., H	Construction Materials	24,000	174,953
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	16,000	9,466
Anhui Gujing Distillery Co. Ltd.	Beverages	200	3,903
Anhui Gujing Distillery Co. Ltd., B	Beverages	2,400	21,811
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	23,200	207,680
[a] Anxin Trust Co. Ltd.	Capital Markets	5,600	3,570
[a] Autohome Inc., ADR	Interactive Media & Services	1,056	84,491
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	800	5,157
AVIC Aircraft Co. Ltd.	Aerospace & Defense	1,600	3,763
Avic Capital Co. Ltd., A	Diversified Financial Services	8,000	5,571
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	4,000	3,986
	Electronic Equipment, Instruments &
AVIC Jonhon Optronic Technology Co. Ltd.	Components	800	4,486
[a] AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	1,600	7,259
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	48,000	21,623
BAIC Motor Corp. Ltd., H	Automobiles	44,000	24,960
[a] Baidu, Inc., ADR	Interactive Media & Services	5,288	668,403
Bank of Beijing Co. Ltd., A	Banks	17,600	14,353
Bank of Changsha Co. Ltd., A	Banks	3,200	4,167
Bank of China Ltd., A	Banks	60,800	32,211
Bank of China Ltd., H	Banks	1,456,000	622,254
Bank of Communications Co. Ltd., A	Banks	31,200	25,219
Bank of Communications Co. Ltd., H	Banks	136,000	96,697
Bank of Guiyang Co. Ltd.	Banks	2,400	3,294
Bank of Hangzhou Co. Ltd.	Banks	1,600	2,104
Bank of Jiangsu Co. Ltd., A	Banks	4,000	4,158
Bank of Nanjing Co. Ltd., A	Banks	6,400	8,058
Bank of Ningbo Co. Ltd., A	Banks	4,800	19,399
Bank of Shanghai Co. Ltd., A	Banks	11,200	15,260
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	16,000	13,186
BBMG Corp., A	Construction Materials	9,600	5,141
BBMG Corp., H	Construction Materials	40,000	12,269
[a] BeiGene Ltd., ADR	Biotechnology	640	106,086
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	2,400	2,746

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	32,000	31,007
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	1,600	1,144
Beijing Enlight Media Co. Ltd.	Entertainment	2,400	4,066
Beijing Enterprises Holdings Ltd.	Gas Utilities	8,000	36,705
Beijing Enterprises Water Group Ltd.	Water Utilities	112,000	56,634
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	32,000	5,585
[a] Beijing Kunlun Tech Co. Ltd.	Entertainment	1,600	3,848
Beijing New Building Materials PLC	Building Products	800	2,923
Beijing North Star Co. Ltd., H	Real Estate Management & Development	16,000	5,236
Beijing Orient National Communication Science & Technology Co.
Ltd.	Software	1,600	2,986
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	800	3,022
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	3,200	3,492
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	2,400	2,178
Beijing Shiji Information Technology Co. Ltd.	Software	800	4,479
[a] Beijing Shougang Co. Ltd.	Metals & Mining	4,800	2,433
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	800	6,051
Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	1,600	3,021
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	800	3,209
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	1,600	6,473
Beijing Yanjing Brewery Co. Ltd.	Beverages	800	749
Bengang Steel Plates Co. Ltd., B	Metals & Mining	9,600	2,489
[a] Bilibili Inc., ADR	Entertainment	968	18,024
Bluefocus Intelligent Communications Group Co. Ltd.	Media	2,400	1,947
Bluestar Adisseo Co., A	Chemicals	1,600	2,541
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	29,600	19,294
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	16,800	6,576
Bright Dairy & Food Co. Ltd., A	Food Products	800	1,458
Brilliance China Automotive Holdings Ltd.	Automobiles	56,000	58,071
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	800	2,367
BYD Co. Ltd.	Automobiles	1,600	10,951
BYD Co. Ltd., H	Automobiles	13,000	64,818
BYD Electronic International Co. Ltd.	Communications Equipment	16,000	30,761
[a] CAR Inc.	Road & Rail	8,000	5,462
Central China Securities Co. Ltd., A	Capital Markets	3,200	2,463
Central China Securities Co. Ltd., H	Capital Markets	16,000	3,778
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	216,000	57,661
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	100	6,418
Changjiang Securities Co. Ltd.	Capital Markets	4,800	4,921
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	1,600	5,118
Chengdu Xingrong Environment Co. Ltd.	Water Utilities	3,200	2,127
[a] China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	2,400	2,061
China Agri-Industries Holdings Ltd.	Food Products	40,000	21,202
China Aoyuan Group Ltd.	Real Estate Management & Development	24,000	39,118
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	1,600	3,271
China Baoan Group Co. Ltd.	Industrial Conglomerates	3,200	2,844
[a] China Biologic Products Holdings Inc.	Biotechnology	496	57,724
China Bluechemical Ltd.	Chemicals	32,000	7,885
China Cinda Asset Management Co. Ltd., H	Capital Markets	168,000	38,163
China CITIC Bank Corp. Ltd., A	Banks	8,000	7,087
China CITIC Bank Corp. Ltd., H	Banks	176,000	105,485
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	5,600	4,036
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	40,000	15,863
China Communications Construction Co. Ltd., A	Construction & Engineering	4,800	6,313
China Communications Construction Co. Ltd., H	Construction & Engineering	80,000	65,197
China Communications Services Corp. Ltd.	Construction & Engineering	48,000	34,991
China Conch Venture Holdings Ltd.	Machinery	32,000	139,634
China Construction Bank Corp., A	Banks	7,200	7,474
China Construction Bank Corp., H	Banks	1,792,000	1,547,802

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] China COSCO Holdings Co. Ltd., A	Marine	8,800	6,658
[a,b,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	8,000	16,756
[a] China Eastern Airlines Corp. Ltd., A	Airlines	8,000	6,673
[a] China Eastern Airlines Corp. Ltd., H	Airlines	32,000	17,742
China Enterprise Co. Ltd., A	Real Estate Management & Development	4,000	2,670
China Everbright Bank Co. Ltd., A	Banks	32,800	20,767
China Everbright Bank Co. Ltd., H	Banks	56,000	26,017
China Everbright International Ltd.	Commercial Services & Supplies	72,000	57,753
China Everbright Ltd.	Capital Markets	16,000	29,898
[a] China Evergrande Group	Real Estate Management & Development	40,000	110,886
China Film Co. Ltd., A	Entertainment	1,600	3,496
China Foods Ltd.	Food Products	16,000	6,181
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	2,400	9,889
China Galaxy Securities Co. Ltd., A	Capital Markets	1,600	2,667
China Galaxy Securities Co. Ltd., H	Capital Markets	72,000	42,414
China Gezhouba Group Co. Ltd., A	Construction & Engineering	4,800	4,604
China Grand Automotive Services Group Co. Ltd., A	Specialty Retail	8,800	4,119
China Great Wall Securities Co. Ltd., A	Capital Markets	1,600	3,184
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	2,400	5,362
China Hongqiao Group Ltd.	Metals & Mining	48,000	28,954
China Huarong Asset Management Co. Ltd., H	Capital Markets	208,000	32,835
China International Capital Corp. Ltd., H	Capital Markets	22,400	43,180
China International Marine Containers (Group) Co. Ltd., H	Machinery	9,600	8,957
China International Travel Service Corp. Ltd., A	Hotels, Restaurants & Leisure	1,600	20,433
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	112,000	87,251
China Jushi Co. Ltd., A	Construction Materials	3,200	5,008
China Life Insurance Co. Ltd., A	Insurance	4,000	20,025
China Life Insurance Co. Ltd., H	Insurance	144,000	400,113
[a] China Literature Ltd.	Media	4,800	20,021
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	1,968	78,858
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	64,000	40,494
China Machinery Engineering Corp., H	Construction & Engineering	16,000	6,448
China Medical System Holdings Ltd.	Pharmaceuticals	24,000	34,559
China Meheco Co. Ltd., A	Trading Companies & Distributors	1,600	2,998
China Merchants Bank Co. Ltd., A	Banks	16,800	90,643
China Merchants Bank Co. Ltd., H	Banks	72,000	370,081
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	4,000	4,744
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	1,600	2,015
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	32,000	54,129
China Merchants Securities Co. Ltd.	Capital Markets	17,600	22,498
China Merchants Securities Co. Ltd., A	Capital Markets	4,800	12,604
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	6,400	18,258
China Minsheng Banking Corp. Ltd., A	Banks	28,000	25,366
China Minsheng Banking Corp. Ltd., H	Banks	120,000	90,711
China Mobile Ltd.	Wireless Telecommunication Services	102,000	857,440
China Molybdenum Co. Ltd., A	Metals & Mining	11,200	7,011
China Molybdenum Co. Ltd., H	Metals & Mining	72,000	30,863
China National Building Material Co. Ltd., H	Construction Materials	80,000	89,325
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	4,800	4,438
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	9,600	6,891
China National Software & Service Co. Ltd., A	Software	800	8,234
China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	2,400	3,735
China Oilfield Services Ltd., A	Energy Equipment & Services	2,400	6,616
China Oilfield Services Ltd., H	Energy Equipment & Services	32,000	50,186
China Orient Securities Co. Ltd., A	Capital Markets	4,800	7,415
China Overseas Land & Investment Ltd.	Real Estate Management & Development	74,000	288,239
China Pacific Insurance Group Co. Ltd., A	Insurance	4,800	26,077
China Pacific Insurance Group Co. Ltd., H	Insurance	49,600	195,426
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	27,200	19,955
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	480,000	288,919

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	80,000	17,146
China Railway Construction Corp. Ltd., A	Construction & Engineering	9,600	13,976
China Railway Construction Corp. Ltd., H	Construction & Engineering	36,000	39,411
China Railway Group Ltd., H	Construction & Engineering	72,000	44,447
China Railway Hi-tech Industry Co. Ltd., A	Construction & Engineering	1,600	2,642
	Electronic Equipment, Instruments &
[c] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	32,000	17,865
China Reinsurance Group Corp., H	Insurance	128,000	21,027
China Resources Beer Holdings Co. Ltd.	Beverages	30,400	168,156
China Resources Cement Holdings Ltd.	Construction Materials	48,000	61,110
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	800	1,499
China Resources Gas Group Ltd.	Gas Utilities	16,000	87,887
China Resources Land Ltd.	Real Estate Management & Development	53,600	266,906
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	32,000	29,693
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	39,200	55,038
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	800	3,639
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	5,600	14,673
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	64,000	133,720
China Shipbuilding Industry Co. Ltd., A	Machinery	19,200	14,444
China Shipping Container Lines Co. Ltd., A	Marine	9,600	3,570
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,200	2,931
China South City Holdings Ltd.	Real Estate Management & Development	48,000	6,099
China South Publishing & Media Group Co. Ltd., A	Media	1,600	2,743
China Southern Airlines Co. Ltd., A	Airlines	7,200	7,422
China Southern Airlines Co. Ltd., H	Airlines	32,000	21,520
China Spacesat Co. Ltd., A	Aerospace & Defense	1,600	4,909
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	34,400	27,756
China State Construction International Holdings Ltd.	Construction & Engineering	32,000	29,077
China Taiping Insurance Holdings Co. Ltd.	Insurance	27,200	67,443
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	272,000	112,056
[b,c] China Tower Corp. Ltd., H,144A, Reg S	Diversified Telecommunication Services	896,000	197,787
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	48,000	23,163
China TransInfo Technology Co. Ltd.	IT Services	800	2,072
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	112,000	105,506
China United Network Communications Ltd., A	Wireless Telecommunication Services	22,400	18,942
China Vanke Co. Ltd., A	Real Estate Management & Development	8,000	36,961
China Vanke Co. Ltd., H	Real Estate Management & Development	30,400	129,726
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	11,200	29,555
China Zhongwang Holdings Ltd.	Metals & Mining	25,600	10,218
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	1,600	3,126
Chongqing Brewery Co. Ltd., A	Beverages	800	5,968
Chongqing Changan Automobile Co. Ltd.	Automobiles	3,200	4,608
Chongqing Changan Automobile Co. Ltd., B	Automobiles	16,000	9,651
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	800	3,070
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	48,000	24,518
Chongqing Water Group Co. Ltd., A	Water Utilities	2,400	1,930
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	800	5,704
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	64,000	54,129
CIMC Enric Holdings Ltd.	Machinery	16,000	9,549
[a] CITIC Guoan Information Industry Co. Ltd.	Media	4,800	2,440
Citic Pacific Ltd.	Industrial Conglomerates	96,000	128,381
CITIC Securities Co. Ltd., A	Capital Markets	8,000	29,059
CITIC Securities Co. Ltd., H	Capital Markets	44,000	100,403
CMST Development Co. Ltd., A	Air Freight & Logistics	2,400	1,795
[a] CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	3,200	1,346
CNOOC Ltd.	Oil, Gas & Consumable Fuels	304,000	505,639
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	800	12,221
COSCO SHIPPING Development Co. Ltd., H	Marine	72,000	8,501
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	32,000	15,113
[a] COSCO Shipping Holdings Co. Ltd.	Marine	44,000	17,844
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	32,000	26,202

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Country Garden Holdings Co. Ltd.	Real Estate Management & Development	144,000	230,642
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	24,000	80,854
CRRC Corp. Ltd., A	Machinery	20,800	21,322
CRRC Corp. Ltd., H	Machinery	80,000	58,318
CSC Financial Co. Ltd., A	Capital Markets	1,600	6,983
CSC Financial Co. Ltd., H	Capital Markets	16,000	13,799
CSG Holding Co. Ltd.	Construction Materials	24,000	7,608
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	84,000	200,303
[a] CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	6,000	4,482
Dali Foods Group Co. Ltd.	Food Products	40,000	29,621
Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	6,400	1,865
Daqin Railway Co. Ltd., A	Road & Rail	11,200	13,202
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	7,200	2,533
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	48,000	9,179
	Technology Hardware, Storage &
Dawning Information Industry Co. Ltd., A	Peripherals	800	3,972
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	16,800	7,375
DHC Software Co. Ltd.	IT Services	3,200	4,741
Dongfang Electric Corp. Ltd., A	Electrical Equipment	2,400	3,167
Dongfang Electric Corp. Ltd., H	Electrical Equipment	6,400	3,860
Dongfeng Motor Group Co. Ltd., H	Automobiles	48,000	45,155
Dongxing Securities Co. Ltd., A	Capital Markets	2,400	4,528
East Money Information Co. Ltd.	Capital Markets	4,800	10,868
[a] Easysight Supply Chain Management Co. Ltd., A	Air Freight & Logistics	800	1,603
ENN Energy Holdings Ltd.	Gas Utilities	14,400	157,365
[a] Eve Energy Co. Ltd.	Electrical Equipment	800	5,761
Everbright Securities Co. Ltd., A	Capital Markets	4,000	7,523
Everbright Securities Co. Ltd., H	Capital Markets	3,200	2,620
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	2,400	4,190
Far East Horizon Ltd.	Diversified Financial Services	40,000	37,475
FAW CAR Co. Ltd.	Automobiles	1,600	2,290
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	1,600	6,306
Financial Street Holdings Co. Ltd.	Real Estate Management & Development	3,200	3,731
Focus Media Information Technology Co. Ltd.	Media	12,800	11,504
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	800	12,348
Fosun International Ltd.	Industrial Conglomerates	44,000	64,150
Founder Securities Co. Ltd., A	Capital Markets	6,400	7,967
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	3,200	8,394
Fujian Longking Co. Ltd., A	Machinery	1,600	2,240
Fujian Sunner Development Co. Ltd.	Food Products	800	2,766
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	1,600	5,511
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	9,600	29,385
Ganfeng Lithium Co. Ltd.	Metals & Mining	800	4,001
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	4,800	4,073
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	256,000	9,692
	Independent Power and Renewable
GD Power Development Co. Ltd., A	Electricity Producers	12,000	4,032
[a] GDS Holdings Ltd., ADR	IT Services	992	51,167
Geely Automobile Holdings Ltd.	Automobiles	96,000	187,767
GEM Co. Ltd.	Metals & Mining	4,000	2,797
Gemdale Corp., A	Real Estate Management & Development	3,200	6,662
Genimous Technology Co. Ltd.	Software	800	1,038
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	16,000	36,346
GF Securities Co. Ltd.	Capital Markets	4,800	10,454
GF Securities Co. Ltd., H	Capital Markets	30,400	37,026
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	200	5,883
Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	800	887
Glodon Co. Ltd.	Software	800	3,903

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
GoerTek Inc.	Components	2,400	6,864
[a] GOME Retail Holdings Ltd.	Specialty Retail	208,000	19,220
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	2,400	2,474
Great Wall Motor Co. Ltd., A	Automobiles	3,200	4,066
Great Wall Motor Co. Ltd., H	Automobiles	60,000	44,354
Greattown Holdings Ltd., A	Real Estate Management & Development	2,400	2,016
Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	4,800	45,194
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	5,600	5,588
Greentown China Holdings Ltd.	Real Estate Management & Development	16,000	19,651
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	2,400	3,311
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	776	16,963
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	2,400	1,947
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	11,200	3,450
Guangdong Haid Group Co. Ltd.	Food Products	1,600	8,270
Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	2,400	3,528
Guangdong Investment Ltd.	Water Utilities	56,000	117,149
	Electronic Equipment, Instruments &
[a] Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	5,600	8,723
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	6,400	3,041
Guangshen Railway Co. Ltd., A	Road & Rail	6,400	2,812
Guangshen Railway Co. Ltd., H	Road & Rail	32,000	10,267
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	3,200	2,247
Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	4,800	2,247
Guangzhou Automobile Group Co. Ltd., A	Automobiles	2,400	4,028
Guangzhou Automobile Group Co. Ltd., H	Automobiles	64,000	79,674
Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	1,600	4,009
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	4,800	16,386
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	1,600	8,180
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	1,600	2,488
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	19,200	35,434
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	1,600	1,640
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	1,809
Guosen Securities Co. Ltd.	Capital Markets	3,200	5,766
[a] Guosheng Financial Holding Inc.	Electrical Equipment	1,600	2,920
Guotai Junan Securities Co. Ltd.	Capital Markets	14,400	25,504
Guotai Junan Securities Co. Ltd., A	Capital Markets	6,400	16,990
Guoxuan High-Tech Co. Ltd.	Electrical Equipment	1,600	3,342
Guoyuan Securities Co. Ltd.	Capital Markets	3,200	4,259
[b,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	8,000	32,136
Haier Electronics Group Co. Ltd.	Household Durables	24,000	75,002
Haier Smart Home Co. Ltd., A	Household Durables	4,800	13,438
Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	800	2,339
Haitian International Holdings Ltd.	Machinery	8,000	19,384
Haitong Securities Co. Ltd., A	Capital Markets	6,400	14,206
Haitong Securities Co. Ltd., H	Capital Markets	64,000	75,649
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	800	4,594
Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	1,600	2,467
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	3,200	2,260
	Electronic Equipment, Instruments &
Hangzhou Hikvision Digital Technology Co. Ltd., A	Components	7,200	33,844
[a] Hangzhou Lianluo Interactive Information Technology Co. Ltd.	Internet & Direct Marketing Retail	1,600	889
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	800	3,883
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	800	7,253
[a] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	12,000	39,888
Harbin Boshi Automation Co. Ltd.	Machinery	1,600	2,417
[a] Harbin Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	3,200	1,741
Health & Happiness H&H International Holdings Ltd.	Food Products	4,000	16,556
Heilan Home Co. Ltd., A - SHSC	Specialty Retail	3,200	3,528
Heilongjiang Agriculture Co. Ltd., A	Food Products	800	1,119

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Henan Pinggao Electric Co. Ltd., A	Electrical Equipment	2,400	2,226
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	2,400	10,003
Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	3,200	2,021
Hengan International Group Co. Ltd.	Personal Products	13,500	96,159
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	2,400	2,826
Hengli Petrochemical Co. Ltd., A	Chemicals	2,400	5,541
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	352,000	5,015
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	1,600	3,735
Hesteel Co. Ltd.	Metals & Mining	12,800	4,741
Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	800	12,532
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	3,200	2,550
Hopson Development Holdings Ltd.	Real Estate Management & Development	16,000	16,222
Huaan Securities Co. Ltd., A	Capital Markets	4,000	4,192
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	48,000	9,795
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	7,200	3,794
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	32,000	12,156
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	1,600	5,600
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	2,400	2,698
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	800	2,330
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	1,600	2,295
Hualan Biological Engineering Inc.	Biotechnology	800	4,037
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	6,400	5,127
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	80,000	40,453
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	96,000	37,332
Huatai Securities Co. Ltd., A	Capital Markets	6,400	18,662
Huatai Securities Co. Ltd., H	Capital Markets	33,600	59,422
Huaxi Securities Co. Ltd.	Capital Markets	1,600	2,529
Huaxia Bank Co. Ltd., A	Banks	12,800	14,095
Huaxin Cement Co. Ltd., A	Construction Materials	1,600	6,071
Huaxin Cement Co. Ltd., B	Construction Materials	5,600	11,631
Huayu Automotive Systems Co. Ltd.	Auto Components	2,400	8,955
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	4,000	4,043
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	4,800	2,874
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	1,600	1,815
Hunan Gold Corp. Ltd.	Metals & Mining	1,600	1,812
[a] Hunan Valin Steel Co. Ltd.	Metals & Mining	4,000	2,745
Hundsun Technologies Inc., A	Software	800	8,928
Hytera Communications Corp. Ltd., A	Communications Equipment	1,600	1,932
HyUnion Holding Co. Ltd.	Auto Components	800	806
Iflytek Co. Ltd.	Software	2,400	11,881
Industrial and Commercial Bank of China Ltd.	Banks	61,600	52,003
Industrial and Commercial Bank of China Ltd., H	Banks	1,496,000	1,151,980
Industrial Bank Co. Ltd., A	Banks	16,800	47,758
Industrial Securities Co. Ltd., A	Capital Markets	5,600	5,692
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	33,600	6,368
Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	1,600	2,442
	Independent Power and Renewable
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Electricity Producers	6,400	2,527
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	4,800	21,322
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	20,000	16,200
[a,b,c] Innovent Biologics Inc., 144A, Reg S	Biotechnology	20,000	68,149
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	800	3,457
[a] Iqiyi Inc., ADR	Entertainment	4,184	88,324

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	15,224	536,342
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	4,000	2,975
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	16,000	21,931
[a] Jiangsu Guoxin Corp. Ltd.	Electric Utilities	1,600	1,771
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	800	5,714
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	4,000	50,262
Jiangsu King's Luck Brewery JSC Ltd.	Beverages	800	3,758
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,600	25,384
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	800	2,334
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	3,200	4,847
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	4,000	4,767
Jiangxi Bank Co. Ltd., H	Banks	16,000	8,624
Jiangxi Copper Co. Ltd., A	Metals & Mining	1,600	3,889
Jiangxi Copper Co. Ltd., H	Metals & Mining	24,000	33,019
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	1,600	3,721
Jiayuan International Group Ltd.	Real Estate Management & Development	16,000	6,263
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	800	1,899
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	4,000	4,600
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	4,000	4,411
[a,b,c] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	4,000	5,349
Jinyu Bio-Technology Co. Ltd., A	Biotechnology	800	2,150
Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	4,800	2,522
JoInc. Aare Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	1,600	2,378
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	1,600	3,250
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	800	4,520
Joyoung Co. Ltd.	Household Durables	800	2,890
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	12,000	38,040
Kingdee International Software Group Co. Ltd.	Software	40,000	39,991
[a] Kingsoft Corp. Ltd.	Software	16,000	41,480
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	2,400	3,153
Kunlun Energy Co. Ltd.	Gas Utilities	64,000	56,511
Kweichow Moutai Co. Ltd., A	Beverages	1,000	169,846
KWG Group Holdings Ltd.	Real Estate Management & Development	24,000	33,635
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	4,000	13,084
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	9,600	21,783
	Technology Hardware, Storage &
[d] Legend Holdings Corp., rts., 2/20/49	Peripherals	830	—
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	1,600	3,175
[a] Leo Group Co. Ltd.	Media	7,200	3,070
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	1,600	7,599
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	3,200	3,524
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	32,000	95,896
[a] Liaoning Cheng Da Co. Ltd., A	Distributors	1,600	3,499
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	2,400	7,469
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	16,000	26,859
Lomon Billions Group Co. Ltd.	Chemicals	1,600	3,535
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	32,000	149,901
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	3,200	11,408
Luenmei Quantum Co. Ltd., A	Water Utilities	1,600	3,023
Luxi Chemical Group Co. Ltd.	Chemicals	1,600	2,414
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd.	Components	4,000	20,962
Luye Pharma Group Ltd.	Pharmaceuticals	32,000	23,984
Luzhou Laojiao Co. Ltd.	Beverages	800	9,956
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	16,000	6,489
[a] Mango Excellent Media Co. Ltd.	Entertainment	1,630	8,181
Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	3,200	6,841
	Technology Hardware, Storage &
[a,b,c] Meitu Inc., 144A, Reg S	Peripherals	36,000	7,577

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a,c] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	65,600	857,907
Metallurgical Corp. of China Ltd.	Construction & Engineering	56,000	12,577
Metallurgical Corp. of China Ltd., A	Construction & Engineering	15,200	6,110
Momo Inc., ADR	Interactive Media & Services	1,936	64,856
[a] Montnets Rongxin Technology Group Co. Ltd.	Software	800	2,197
Muyuan Foodstuff Co. Ltd.	Food Products	1,600	20,396
[a] NanJi E-Commerce Co. Ltd.	Media	2,400	3,759
Nanjing Securities Co. Ltd., A	Capital Markets	1,600	2,966
Nari Technology Development Co. Ltd., A	Electrical Equipment	4,000	12,163
	Electronic Equipment, Instruments &
NAURA Technology Group Co. Ltd., A	Components	400	5,054
NavInfo Co. Ltd.	Household Durables	1,600	3,698
NetEase, Inc., ADR	Entertainment	1,368	419,484
New China Life Insurance Co. Ltd., A	Insurance	1,600	11,291
New China Life Insurance Co. Ltd., H	Insurance	16,800	72,230
New Hope Liuhe Co. Ltd.	Food Products	3,200	9,166
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	2,624	318,160
Newland Digital Technology Co. Ltd.	Software	1,600	3,648
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	32,000	33,266
[a] Ningbo Joyson Electronic Corp.	Auto Components	800	2,056
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	5,600	3,055
[a] NIO Inc., ADR	Automobiles	14,080	56,602
Northeast Securities Co. Ltd.	Capital Markets	1,600	2,136
Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	4,800	3,136
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	4,800	5,086
	Electronic Equipment, Instruments &
[a] OFILM Group Co. Ltd.	Components	2,400	5,375
ORG Technology Co. Ltd.	Containers & Packaging	3,200	2,026
Orient Securities Co. Ltd. of China, H	Capital Markets	16,000	10,041
Oriental Pearl Group Co. Ltd., A	Media	1,600	2,150
[a] Ourpalm Co. Ltd.	Entertainment	1,600	1,417
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	7,200	3,018
People's Insurance Co. Group of China Ltd., H	Insurance	160,000	66,531
Perfect World Co. Ltd.	Entertainment	800	5,070
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	400,000	200,724
PICC Property and Casualty Co. Ltd., H	Insurance	128,000	154,254
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,080	78,666
Ping An Bank Co. Ltd., A	Banks	15,200	35,899
[a,c] Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	3,200	23,348
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	105,500	1,247,023
Ping An Insurance Group Co. of China Ltd., A	Insurance	8,800	107,973
[a] Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	3,200	1,847
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	8,800	20,442
Poly Property Group Co. Ltd.	Real Estate Management & Development	40,000	16,582
Postal Savings Bank of China Co. Ltd., H	Banks	176,000	119,716
Power Construction Corp. of China Ltd.	Construction & Engineering	10,400	6,480
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	1,600	1,578
[c] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	24,000	17,033
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	800	1,973
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	9,600	8,058
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	1,600	2,603
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	3,200	4,516
Rongsheng Petro Chemical Co. Ltd.	Chemicals	1,600	2,846
SAIC Motor Corp. Ltd.	Automobiles	8,000	27,394
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	3,200	8,435
Sansteel Minguang Co. Ltd.	Metals & Mining	2,400	3,225
Sany Heavy Industry Co. Ltd., A	Machinery	6,400	15,667
SDIC Capital Co. Ltd., A	Capital Markets	2,400	5,217
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	4,800	6,326
Sealand Securities Co. Ltd.	Capital Markets	4,800	3,680
Seazen Group Ltd.	Real Estate Management & Development	32,000	38,933
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	1,600	8,895

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

SF Holding Co. Ltd.	Air Freight & Logistics	2,400	12,815
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	5,600	7,228
Shaanxi International Trust Co. Ltd.	Capital Markets	4,800	3,053
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	11,200	4,945
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	4,000	1,869
[b,c] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	6,000	14,261
Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,660	7,774
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	3,200	2,256
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	1,600	4,564
[a] Shandong Humon Smelting Co. Ltd.	Metals & Mining	800	1,613
Shandong Linglong Tyre Co. Ltd., A	Auto Components	800	2,634
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	14,400	4,631
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	1,600	2,260
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	46,300	55,500
[a] Shandong XInc. Ahao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	9,600	2,894
Shanghai 2345 Network Holding Group Co. Ltd.	Software	3,200	1,484
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	2,400	2,030
Shanghai Baosight Software Co. Ltd., A	Software	800	3,779
Shanghai Baosight Software Co. Ltd., B	Software	5,620	10,723
Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	8,000	4,496
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	4,000	2,033
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	800	564
Shanghai Electric Group Co. Ltd., A	Electrical Equipment	6,400	4,576
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	48,000	15,770
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	1,600	1,849
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	1,600	6,110
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	12,000	36,192
Shanghai Haixin Group Co., B	Pharmaceuticals	9,600	3,850
Shanghai Huayi Group Co. Ltd., B	Chemicals	5,600	3,237
Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	1,600	1,365
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	8,000	15,401
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	1,600	18,090
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	8,800	7,290
Shanghai Jahwa United Co. Ltd., A	Personal Products	800	3,554
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,200	6,051
Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	4,000	3,492
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	5,600	5,214
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	1,600	3,103
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	20,800	20,114
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	800	5,598
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	5,600	8,305
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	1,600	4,220
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	16,000	31,130
Shanghai Pudong Development Bank Co. Ltd., A	Banks	23,200	41,203
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	8,800	3,379
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	4,000	2,584
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	4,800	4,162
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	4,800	5,885
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	4,000	4,502
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	800	1,758
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	20,800	6,864
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,200	3,335
Shanxi Securities Co. Ltd.	Capital Markets	3,200	3,809
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	800	10,303
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	4,000	3,520
[a] Shanying International Holding Co. Ltd., A	Paper & Forest Products	4,000	2,165
	Independent Power and Renewable
Shenergy Co. Ltd., A	Electricity Producers	4,000	3,337
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	1,600	2,084
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	1,600	4,806
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	19,200	14,114
[a,b,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	19,200	5,791

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	800	2,823
Shenzhen Airport Co. Ltd.	Transportation Infrastructure	1,600	2,244
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	4,000	3,566
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	800	2,043
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	16,000	22,957
[a] Shenzhen Fenda Technology Co. Ltd.	Household Durables	800	641
Shenzhen Gas Corporation Ltd., A	Gas Utilities	2,400	2,698
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	100	2,962
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	1,600	3,271
Shenzhen Infogem Technologies Co. Ltd.	Software	800	1,778
Shenzhen Inovance Technology Co. Ltd.	Machinery	1,600	7,038
Shenzhen International Holdings Ltd.	Transportation Infrastructure	16,000	35,155
Shenzhen Investment Ltd.	Real Estate Management & Development	64,000	25,627
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	1,600	2,621
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	1,600	2,798
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	800	10,083
[a] Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	800	2,364
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	800	20,893
[a] Shenzhen MTC Co. Ltd.	Household Durables	6,400	3,198
Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	4,000	2,142
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	7,200	8,053
[a] Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	800	5,212
Shenzhen Yan Tian Port Holding Co. Ltd.	Transportation Infrastructure	2,400	1,940
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	4,800	2,963
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	13,600	198,804
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	1,600	1,567
Shimao Property Holdings Ltd.	Real Estate Management & Development	24,000	93,021
[a] Siasun Robot & Automation Co. Ltd.	Machinery	2,400	4,824
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	2,400	3,394
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	16,000	5,010
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	12,800	2,720
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	800	2,698
Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	2,400	2,540
Sichuan Swellfun Co. Ltd., A	Beverages	800	5,944
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	80,000	9,549
[a] SINA Corp.	Interactive Media & Services	1,120	44,722
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	56,000	22,495
Sinolink Securities Co. Ltd., A	Capital Markets	3,200	4,273
Sinoma Science & Technology Co. Ltd.	Chemicals	1,600	2,848
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	28,000	16,746
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	32,000	3,491
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	9,600	3,115
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	7,200	4,000
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	64,000	19,302
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	22,400	81,789
Sinotrans Ltd., A	Air Freight & Logistics	4,000	2,446
Sinotrans Ltd., H	Air Freight & Logistics	40,000	13,604
Sinotruk Hong Kong Ltd.	Machinery	12,000	25,596
Soho China Ltd.	Real Estate Management & Development	32,000	12,074
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,600	7,101
SooChow Securities Co. Ltd., A	Capital Markets	3,200	4,590
Southwest Securities Co. Ltd., A	Capital Markets	4,800	3,577
STO Express Co. Ltd.	Air Freight & Logistics	800	2,240
Sunac China Holdings Ltd.	Real Estate Management & Development	42,000	250,918
Sungrow Power Supply Co. Ltd.	Electrical Equipment	1,600	2,419
Suning Universal Co. Ltd.	Real Estate Management & Development	3,200	1,755
Suning.com Co. Ltd.	Specialty Retail	8,800	12,773
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	12,800	221,607

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Sunwoda Electronic Co. Ltd.	Electrical Equipment	1,600	4,484
Suofeiya Home Collection Co. Ltd.	Household Durables	800	2,406
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	3,200	4,052
Tahoe Group Co. Ltd.	Real Estate Management & Development	2,400	2,119
[a] TAL Education Group, ADR	Diversified Consumer Services	6,512	313,878
Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,600	3,907
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	10,400	3,882
Tasly Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	800	1,771
TBEA Co. Ltd., A	Electrical Equipment	4,800	4,583
TCL Corp.	Household Durables	9,600	6,161
Tencent Holdings Ltd.	Interactive Media & Services	109,400	5,273,575
[a] Tencent Music Entertainment Group, ADR	Entertainment	2,176	25,546
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	7,200	3,918
Tian Di Science & Technology Co. Ltd., A	Machinery	6,400	2,931
Tianfeng Securities Co. Ltd., A	Capital Markets	4,000	4,227
Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	16,000	5,893
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	2,400	4,069
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	1,600	3,742
Tianqi Lithium Corp.	Chemicals	2,080	9,013
Times China Holdings Ltd.	Real Estate Management & Development	16,000	31,910
[a] Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	6,153	3,830
[a,c] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	16,000	28,707
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	2,906
Tongkun Group Co. Ltd., A	Chemicals	1,600	3,443
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	8,800	2,944
Tongwei Co. Ltd., A	Food Products	1,600	3,016
TravelSky Technology Ltd., H	IT Services	16,000	39,056
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	8,432	282,809
Tsingtao Brewery Co. Ltd., A	Beverages	800	5,858
Tsingtao Brewery Co. Ltd., H	Beverages	8,000	53,749
	Electronic Equipment, Instruments &
Tunghsu Optoelectronic Technology Co. Ltd.	Components	5,600	2,701
	Electronic Equipment, Instruments &
Unigroup Guoxin Microelectronics Co. Ltd.	Components	800	5,839
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	800	3,630
Venustech Group Inc.	Software	800	3,882
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	8,168	115,741
Walvax Biotechnology Co. Ltd.	Biotechnology	1,600	7,452
Wangsu Science & Technology Co. Ltd.	IT Services	2,400	3,284
Wanhua Chemical Group Co. Ltd., A	Chemicals	2,400	19,355
Wanxiang Qianchao Co. Ltd.	Auto Components	4,800	3,701
[a] Weibo Corp., ADR	Interactive Media & Services	1,008	46,721
Weichai Power Co. Ltd., A	Machinery	5,600	12,768
Weichai Power Co. Ltd., H	Machinery	40,000	84,396
Weifu High-Technology Group Co. Ltd., B	Auto Components	3,200	5,499
Wens Foodstuffs Group Co. Ltd.	Food Products	1,600	7,718
Western Securities Co. Ltd.	Capital Markets	3,200	4,502
Winning Health Technology Group Co. Ltd.	Health Care Technology	1,600	3,441
Wolong Electric Group Co. Ltd., A	Electrical Equipment	1,600	2,761
Wonders Information Co. Ltd.	IT Services	800	1,772
Wuchan Zhongda Group Co. Ltd., A	Distributors	4,800	3,618
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	800	2,412
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	800	3,093
Wuliangye Yibin Co. Ltd.	Beverages	3,200	61,109
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	1,600	5,102
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	800	10,581
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	3,200	39,693
[a] Wuxi Biologics Cayman Inc.	Life Sciences Tools & Services	13,000	164,590

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	800	5,162
XCMG Construction Machinery Co. Ltd.	Machinery	7,200	5,654
Xiamen C & D Inc., A	Trading Companies & Distributors	3,200	4,130
Xiamen Tungsten Co. Ltd., A	Metals & Mining	1,600	2,995
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	174,400	241,283
Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	7,200	3,907
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	8,000	6,017
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	3,200	5,490
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	12,800	14,867
Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	2,400	2,340
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	5,600	3,353
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	3,200	2,541
Yango Group Co. Ltd.	Real Estate Management & Development	4,000	4,881
[c] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	4,000	7,947
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	3,200	6,370
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	800	4,245
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,000	6,064
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	32,000	28,748
Yealink Network Technology Corp. Ltd.	Communications Equipment	400	4,158
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	3,733
Yihai International Holding Ltd.	Food Products	8,000	46,921
Yintai Gold Co. Ltd.	Metals & Mining	1,600	3,126
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	6,400	6,928
Yonyou Network Technology Co. Ltd., A	Software	2,400	9,786
YTO Express Group Co. Ltd., A	Air Freight & Logistics	1,600	2,906
Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	800	1,690
Yuexiu Property Co. Ltd.	Real Estate Management & Development	112,000	25,873
Yunda Holding Co. Ltd.	Air Freight & Logistics	800	3,825
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	3,200	2,361
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	800	10,272
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	800	5,800
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd.	Food & Staples Retailing	800	2,672
[a] Yunnan Tin Co. Ltd.	Metals & Mining	1,600	2,398
[a] YY Inc., ADR	Interactive Media & Services	992	52,368
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	800	12,619
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	20,000	22,100
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	1,600	6,156
Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	800	706
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	800	1,856
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	2,400	6,850
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	32,000	29,159
Zhejiang Hailiang Co. Ltd.	Metals & Mining	1,600	2,355
Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	2,453
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	1,600	1,700
[a] Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	800	1,982
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	800	4,524
Zhejiang Juhua Co. Ltd., A	Chemicals	3,200	3,345
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	3,200	6,648
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	800	1,533
Zhejiang NHU Co. Ltd.	Pharmaceuticals	1,600	5,343
Zhejiang Runtu Co. Ltd.	Chemicals	1,600	2,573
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	2,400	5,971
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	800	1,878
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	800	1,134
Zhejiang Supor Co. Ltd.	Household Durables	400	4,409
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	1,600	1,608
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	1,600	3,025
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	1,600	1,486
Zhengzhou Yutong Bus Co. Ltd., A	Machinery	1,600	3,273
[a,c] ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	6,400	23,081

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Zhongji Innolight Co. Ltd.	Machinery	800	5,990
Zhongjin Gold Corp. Ltd., A	Metals & Mining	2,400	2,922
Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	1,600	1,893
Zhongsheng Group Holdings Ltd.	Specialty Retail	12,000	49,129
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	9,600	34,744
Zijin Mining Group Co. Ltd., A	Metals & Mining	16,000	10,544
Zijin Mining Group Co. Ltd., H	Metals & Mining	112,000	55,771
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	5,600	5,371
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd. , H	Machinery	25,600	21,454
[a] ZTE Corp.	Communications Equipment	3,200	16,259
[a] ZTE Corp., H	Communications Equipment	14,400	44,077
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	7,288	170,175
			39,016,593
Hong Kong 1.1%
[a] Alibaba Pictures Group Ltd.	Entertainment	240,000	42,198
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	48,000	17,311
China Gas Holdings Ltd.	Gas Utilities	40,000	149,901
[a] Fullshare Holdings Ltd.	Electrical Equipment	140,000	3,234
Kingboard Laminates Holdings Ltd.	Chemicals	20,000	24,795
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	24,000	18,173
Sino Biopharmaceutical Ltd.	Pharmaceuticals	120,000	167,869
			423,481
Singapore 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	40,800	33,984
Yanlord Land Group Ltd.	Real Estate Management & Development	11,200	10,078
			44,062
Total Investments (Cost $38,333,225) 100.0%			39,484,136

Other Assets, less Liabilities 0.0%†			5,887
Net Assets 100.0%			$39,490,023

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $497,707, representing 1.3% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $1,473,595, representing 3.7% of net assets.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
SF	-	Single Family

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.8%
Australia 0.7%
Rio Tinto PLC	Metals & Mining	7,966	$475,200

Austria 0.3%
Andritz AG	Machinery	518	22,328
Erste Group Bank AG	Banks	2,100	79,109
OMV AG	Oil, Gas & Consumable Fuels	1,036	58,239
Raiffeisen Bank International AG	Banks	952	23,926
Telekom Austria AG	Diversified Telecommunication Services	1,008	8,237
Verbund AG	Electric Utilities	476	23,905
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	294	8,382
Voestalpine AG	Metals & Mining	826	23,050
			247,176
Belgium 1.6%
Ackermans & van Haaren NV	Diversified Financial Services	168	26,345
Ageas	Insurance	1,358	80,303
Anheuser-Busch InBev SA/NV	Beverages	5,600	457,055
Colruyt SA	Food & Staples Retailing	364	18,991
[a] Galapagos NV	Biotechnology	364	76,202
Groupe Bruxelles Lambert SA	Diversified Financial Services	518	54,633
KBC Groep NV	Banks	1,988	149,646
Proximus SADP	Diversified Telecommunication Services	1,022	29,276
Sofina SA	Diversified Financial Services	112	24,214
Solvay SA	Chemicals	504	58,441
Telenet Group Holding NV	Media	350	15,739
UCB SA	Pharmaceuticals	882	70,194
Umicore SA	Chemicals	1,484	72,229
			1,133,268
China 0.3%
[a] Prosus NV	Internet & Direct Marketing Retail	2,982	222,695

Denmark 2.9%
A.P. Moeller-Maersk AS, A	Marine	28	37,981
A.P. Moeller-Maersk AS, B	Marine	56	80,824
Ambu AS, B	Health Care Equipment & Supplies	1,148	19,263
Carlsberg AS, B	Beverages	770	114,951
Chr. Hansen Holding AS	Chemicals	756	60,121
Coloplast AS, B	Health Care Equipment & Supplies	952	118,181
Danske Bank AS	Banks	4,802	77,761
DSV Panalpina A/S	Air Freight & Logistics	1,442	166,316
[a] Genmab AS	Biotechnology	420	93,470
GN Store Nord AS	Health Care Equipment & Supplies	952	44,804
H. Lundbeck AS	Pharmaceuticals	434	16,586
ISS AS	Commercial Services & Supplies	1,302	31,264
[a] Jyske Bank AS	Banks	420	15,338
Novo Nordisk AS, B	Pharmaceuticals	12,012	697,678
Novozymes AS	Chemicals	1,526	74,730
Orsted AS	Electric Utilities	1,302	134,757
Pandora AS	Household Durables	644	28,035
Rockwool International AS, B	Building Products	42	9,956
Tryg AS	Insurance	882	26,167
Vestas Wind Systems AS	Electrical Equipment	1,428	144,409
[a] William Demant Holding AS	Health Care Equipment & Supplies	784	24,708
			2,017,300
Finland 1.9%
Elisa OYJ	Diversified Telecommunication Services	1,050	58,047
[b] Fortum OYJ, Reg S	Electric Utilities	3,164	78,135
Huhtamaki OYJ	Containers & Packaging	686	31,864

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Kesko OYJ	Food & Staples Retailing	490	34,696
Kone OYJ, B	Machinery	2,842	185,922
Metso OYJ	Machinery	770	30,407
Neste Oil OYJ	Oil, Gas & Consumable Fuels	3,024	105,295
Nokia OYJ, A	Communications Equipment	40,754	150,780
Nokian Renkaat OYJ	Auto Components	980	28,194
Nordea Bank Abp	Banks	23,354	189,795
Orion OYJ	Pharmaceuticals	742	34,374
Sampo OYJ, A	Insurance	3,556	155,313
Stora Enso OYJ, R	Paper & Forest Products	4,186	60,920
UPM-Kymmene OYJ	Paper & Forest Products	3,878	134,553
Wartsila OYJ ABP	Machinery	3,570	39,472
			1,317,767
France 17.0%
Accor SA	Hotels, Restaurants & Leisure	1,358	63,642
[a] Adevinta ASA, B	Interactive Media & Services	1,680	19,883
Aeroports de Paris SA	Transportation Infrastructure	210	41,511
[a] Air France-KLM	Airlines	1,400	15,596
Air Liquide SA	Chemicals	3,376	478,242
Airbus SE	Aerospace & Defense	4,004	586,441
[c] ALD SA, 144A	Road & Rail	630	9,787
Alstom SA	Machinery	1,330	63,046
Amundi SA	Capital Markets	406	31,856
ArcelorMittal SA	Metals & Mining	4,312	75,711
Arkema SA	Chemicals	518	55,064
Atos SE	IT Services	686	57,229
AXA SA	Insurance	13,986	394,209
Biomerieux	Health Care Equipment & Supplies	308	27,434
BNP Paribas SA	Banks	7,868	466,585
Bollore	Entertainment	7,004	30,583
Bouygues SA	Construction & Engineering	1,526	64,886
Bureau Veritas SA	Professional Services	1,988	51,905
Capgemini SE	IT Services	1,120	136,909
Carrefour SA	Food & Staples Retailing	4,138	69,441
Casino Guichard-Perrachon SA	Food & Staples Retailing	378	17,694
Cie Generale des Etablissements Michelin SCA	Auto Components	1,274	156,020
CNP Assurances	Insurance	1,176	23,405
Compagnie de Saint-Gobain	Building Products	3,528	144,546
	Equity Real Estate Investment Trusts
Covivio	(REITs)	322	36,578
Credit Agricole SA	Banks	8,274	120,042
Danone SA	Food Products	4,354	361,176
Dassault Aviation SA	Aerospace & Defense	14	18,387
Dassault Systemes	Software	966	158,909
Edenred	Commercial Services & Supplies	1,778	92,007
EDF SA	Electric Utilities	3,763	41,936
Eiffage SA	Construction & Engineering	546	62,514
Elis SA	Commercial Services & Supplies	1,540	31,980
Engie SA	Multi-Utilities	12,026	194,388
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	2,128	324,383
Eurazeo SE	Diversified Financial Services	328	22,459
Eutelsat Communications SA	Media	1,358	22,088
Faurecia SE	Auto Components	546	29,437
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	378	67,719
Getlink SE	Transportation Infrastructure	3,318	57,766
Hermes International	Textiles, Apparel & Luxury Goods	224	167,509
	Equity Real Estate Investment Trusts
ICADE	(REITs)	238	25,927
Iliad SA	Diversified Telecommunication Services	168	21,790
Imerys SA	Construction Materials	280	11,843
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	446	48,461

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Ipsen SA	Pharmaceuticals	252	22,347
JCDecaux SA	Media	532	16,410
Kering SA	Textiles, Apparel & Luxury Goods	546	358,660
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	1,400	53,195
L'Oreal SA	Personal Products	1,743	516,520
Lagardere SCA	Media	840	18,321
Legrand SA	Electrical Equipment	1,946	158,674
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,806	839,680
Natixis SA	Capital Markets	6,118	27,181
Orange SA	Diversified Telecommunication Services	13,916	204,944
Orpea	Health Care Providers & Services	322	41,313
Pernod Ricard SA	Beverages	1,526	273,042
Peugeot SA	Automobiles	3,990	95,398
Plastic Omnium SA	Auto Components	392	10,956
Publicis Groupe	Media	1,554	70,403
Remy Cointreau SA	Beverages	182	22,370
Renault SA	Automobiles	1,344	63,634
Rexel SA	Trading Companies & Distributors	2,212	29,411
Rubis SCA	Gas Utilities	677	41,606
Safran SA	Aerospace & Defense	2,394	369,902
Sanofi	Pharmaceuticals	7,882	792,917
Sartorius Stedim Biotech	Life Sciences Tools & Services	182	30,174
Schneider Electric SE	Electrical Equipment	3,822	392,553
SCOR SE	Insurance	1,120	47,044
SEB SA	Household Durables	196	29,129
Societe BIC SA	Commercial Services & Supplies	196	13,641
Societe Generale SA	Banks	5,586	194,473
Sodexo SA	Hotels, Restaurants & Leisure	630	74,713
Suez	Multi-Utilities	2,660	40,264
Teleperformance	Professional Services	420	102,493
Thales SA	Aerospace & Defense	714	74,152
Total SA	Oil, Gas & Consumable Fuels	17,528	968,018
[a] Ubisoft Entertainment SA	Entertainment	658	45,483
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	980	154,722
Valeo SA	Auto Components	1,694	59,727
Veolia Environnement SA	Multi-Utilities	3,612	96,131
Vinci SA	Construction & Engineering	3,388	376,500
Vivendi SA	Entertainment	5,880	170,420
Wendel SA	Diversified Financial Services	196	26,071
[a,b] Worldline SA, Reg S	IT Services	784	55,575
			11,977,091
Germany 12.9%
1&1 Drillisch AG	Wireless Telecommunication Services	350	8,989
Adidas AG	Textiles, Apparel & Luxury Goods	1,400	455,421
Allianz SE	Insurance	3,010	737,913
Aroundtown SA	Real Estate Management & Development	6,356	56,963
BASF SE	Chemicals	6,636	501,684
Bayer AG	Pharmaceuticals	6,776	553,797
Bayerische Motoren Werke AG	Automobiles	2,338	191,949
Beiersdorf AG	Personal Products	728	87,152
Brenntag AG	Trading Companies & Distributors	1,134	61,711
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	266	33,949
Commerzbank AG	Banks	7,644	47,338
Continental AG	Auto Components	784	101,433
Covestro AG	Chemicals	1,218	56,671
Daimler AG	Automobiles	5,838	323,529
[a] Delivery Hero SE	Internet & Direct Marketing Retail	812	64,313
Deutsche Bank AG	Capital Markets	14,840	115,223
Deutsche Boerse AG	Capital Markets	1,344	211,436
Deutsche Lufthansa AG	Airlines	1,666	30,688
Deutsche Post AG	Air Freight & Logistics	7,056	269,371

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Deutsche Telekom AG	Diversified Telecommunication Services	23,478	383,979
Deutsche Wohnen AG	Real Estate Management & Development	2,604	106,455
[c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	252	8,967
E.ON SE	Multi-Utilities	15,750	168,378
Evonik Industries AG	Chemicals	1,190	36,347
Fielmann AG	Specialty Retail	168	13,578
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	252	21,436
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,526	112,985
Fresenius SE and Co. KGaA	Health Care Providers & Services	2,954	166,390
Fuchs Petrolub SE	Chemicals	210	9,417
GEA Group AG	Machinery	1,176	38,915
Grenkeleasing AG	Consumer Finance	196	20,296
Hannover Rueck SE	Insurance	434	83,939
Hapag-Lloyd AG	Marine	196	16,831
HeidelbergCement AG	Construction Materials	1,092	79,626
Hella GmbH & Co. KGaA	Auto Components	322	17,834
Henkel AG & Co. KGaA	Household Products	742	69,963
Hochtief AG	Construction & Engineering	140	17,868
Hugo Boss AG	Textiles, Apparel & Luxury Goods	434	21,075
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	9,058	206,504
K+S AG	Chemicals	1,400	17,467
KION Group AG	Machinery	518	35,794
Knorr-Bremse AG	Machinery	350	35,653
Lanxess AG	Chemicals	616	41,363
LEG Immobilien AG	Real Estate Management & Development	504	59,714
Merck KGaA	Pharmaceuticals	924	109,268
METRO AG	Food & Staples Retailing	1,246	20,070
MTU Aero Engines AG	Aerospace & Defense	378	108,028
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,050	309,978
Nemetschek AG	Software	392	25,873
Osram Licht AG	Electrical Equipment	532	26,365
ProSiebenSat.1 Media SE	Media	1,372	21,422
Puma SE	Textiles, Apparel & Luxury Goods	602	46,187
Rational AG	Machinery	28	22,535
Rheinmetall AG	Industrial Conglomerates	294	33,794
[a,c] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	490	12,156
RWE AG	Multi-Utilities	4,158	127,652
SAP SE	Software	7,042	951,087
[b] Scout24 AG, Reg S	Interactive Media & Services	798	52,805
Siemens AG	Industrial Conglomerates	5,502	719,750
Siemens Healthineers AG	Health Care Equipment & Supplies	966	46,431
Suedzucker AG	Food Products	574	10,573
Symrise AG	Chemicals	924	97,288
[a] Talanx AG	Insurance	294	14,580
[a] Telefonica Deutschland Holding AG	Diversified Telecommunication Services	4,914	14,253
thyssenkrupp AG	Metals & Mining	3,416	46,167
[a] Traton SE	Machinery	350	9,396
TUI AG	Hotels, Restaurants & Leisure	3,192	40,333
	Independent Power and Renewable
Uniper SE	Electricity Producers	1,442	47,766
United Internet AG	Diversified Telecommunication Services	854	28,068
Volkswagen AG	Automobiles	252	49,007
Vonovia SE	Real Estate Management & Development	3,948	212,718
Wacker Chemie AG	Chemicals	112	8,504
Wirecard AG	IT Services	826	99,672
[a] Zalando SE	Internet & Direct Marketing Retail	1,092	55,380
			9,067,410
Ireland 0.9%
AIB Group PLC	Banks	5,516	19,232
Bank of Ireland Group PLC	Banks	6,804	37,286
CRH PLC	Construction Materials	5,782	233,009

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Flutter Entertainment PLC	Hotels, Restaurants & Leisure	574	70,140
Glanbia PLC	Food Products	1,428	16,550
Kerry Group	Food Products	1,064	132,691
Kingspan Group PLC	Building Products	1,092	66,743
Smurfit Kappa Group PLC	Containers & Packaging	1,736	67,153
			642,804
Italy 3.7%
A2A SpA	Multi-Utilities	11,312	21,231
Amplifon SpA	Health Care Providers & Services	896	25,788
Assicurazioni Generali SpA	Insurance	9,324	192,525
Atlantia SpA	Transportation Infrastructure	3,556	82,985
Banca Mediolanum SpA	Diversified Financial Services	2,114	21,013
[a] Banco BPM SpA	Banks	11,116	25,305
Buzzi Unicem SpA	Construction Materials	448	11,290
Buzzi Unicem SpA, di Risp	Construction Materials	308	4,785
Davide Campari-Milano SpA	Beverages	3,962	36,201
DiaSorin SpA	Health Care Equipment & Supplies	168	21,762
Enel SpA	Electric Utilities	56,574	449,102
Eni SpA	Oil, Gas & Consumable Fuels	18,172	282,431
Ferrari NV	Automobiles	896	148,752
FinecoBank Banca Fineco SpA	Banks	4,466	53,590
Hera SpA	Multi-Utilities	5,754	25,190
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	1,806	17,698
Intesa Sanpaolo SpA	Banks	108,094	284,956
Italgas Reti SpA	Gas Utilities	3,542	21,645
Leonardo SpA	Aerospace & Defense	2,842	33,337
[a] Mediaset SpA	Media	1,960	5,852
Mediobanca Banca di Credito Finanziario SpA	Banks	5,894	64,929
Moncler SpA	Textiles, Apparel & Luxury Goods	1,344	60,451
[a] Nexi SpA	IT Services	1,792	24,903
Pirelli & C SpA	Auto Components	3,206	18,497
[b] Poste Italiane SpA, Reg S	Insurance	3,234	36,737
Prysmian SpA	Electrical Equipment	1,834	44,241
Recordati SpA	Pharmaceuticals	686	28,930
[a] Saipem SpA	Energy Equipment & Services	4,186	20,468
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	462	9,724
Snam SpA	Gas Utilities	16,674	87,706
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	77,014	48,100
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	44,212	27,087
Tenaris SA	Energy Equipment & Services	3,430	38,694
Terna Rete Elettrica Nazionale SpA	Electric Utilities	10,346	69,146
UniCredit SpA	Banks	16,268	237,756
Unione di Banche Italiane SpA	Banks	6,664	21,783
UnipolSai Assicurazioni SpA	Insurance	4,326	12,577
			2,617,167
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	1,722	12,122

Luxembourg 0.1%
Eurofins Scientific SE	Life Sciences Tools & Services	84	46,598
RTL Group SA	Media	294	14,514
SES SA, IDR	Media	2,576	36,145
			97,257
Netherlands 4.7%
Aalberts NV	Machinery	700	31,438
ABN AMRO Bank NV, GDR	Banks	3,038	55,313
[a] Adyen NV	IT Services	196	160,827
Aegon NV	Insurance	12,853	58,677
Akzo Nobel NV	Chemicals	1,512	153,836
[a] Argenx SE	Biotechnology	308	49,647
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	2,912	861,961

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

ASR Nederland NV	Insurance	1,036	38,795
Boskalis Westminster	Construction & Engineering	616	15,765
[b] Euronext NV, Reg S	Capital Markets	434	35,392
EXOR NV	Diversified Financial Services	756	58,622
Grandvision NV	Specialty Retail	364	11,203
Heineken Holding NV	Beverages	770	74,678
Heineken NV	Beverages	1,708	181,983
ING Groep NV	Banks	28,350	340,123
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	7,490	187,446
Koninklijke DSM NV	Chemicals	1,289	167,985
Koninklijke KPN NV	Diversified Telecommunication Services	24,164	71,363
Koninklijke Philips NV	Health Care Equipment & Supplies	6,580	321,441
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	490	26,583
NN Group NV	Insurance	2,402	91,187
[a] OCI NV	Chemicals	700	14,733
[a] QIAGEN NV	Life Sciences Tools & Services	1,582	54,091
Randstad NV	Professional Services	770	47,054
Signify NV	Electrical Equipment	896	28,020
[a,b] Takeaway.com NV, Reg S	Internet & Direct Marketing Retail	294	27,127
Wolters Kluwer NV	Professional Services	1,904	138,963
			3,304,253
Norway 1.0%
Aker ASA	Diversified Financial Services	182	11,257
Aker BP ASA	Oil, Gas & Consumable Fuels	812	26,613
DNB ASA	Banks	7,560	141,095
Equinor ASA	Oil, Gas & Consumable Fuels	7,126	142,321
Gjensidige Forsikring ASA	Insurance	1,218	25,539
Leroy Seafood Group ASA	Food Products	1,848	12,261
Mowi ASA	Food Products	3,080	79,985
Norsk Hydro ASA	Metals & Mining	9,772	36,298
Orkla ASA	Food Products	5,502	55,701
Salmar ASA	Food Products	378	19,327
Schibsted ASA, A	Media	588	17,752
Schibsted ASA, B	Media	700	20,058
Telenor ASA	Diversified Telecommunication Services	4,760	85,289
Yara International ASA	Chemicals	1,274	52,947
			726,443
Poland 0.5%
Bank Pekao SA	Banks	1,148	30,448
CD Projekt SA	Entertainment	448	33,062
Cyfrowy Polsat SA	Media	1,862	13,736
[a] Dino Polska SA	Food & Staples Retailing	350	13,308
Grupa Lotos SA	Oil, Gas & Consumable Fuels	728	16,066
[a] KGHM Polska Miedz SA	Metals & Mining	1,008	25,439
LPP SA	Textiles, Apparel & Luxury Goods	7	16,302
[a] mBank SA	Banks	84	8,637
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	5,334	11,211
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	2,212	50,124
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	12,390	14,159
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	6,244	56,813
Powszechny Zaklad Ubezpieczen SA	Insurance	4,130	43,652
Santander Bank Polska SA	Banks	224	18,181
			351,138
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	18,200	78,940
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	3,766	62,987
Jeronimo Martins SGPS SA	Food & Staples Retailing	1,792	29,499
			171,426
Russia 0.1%
Evraz PLC	Metals & Mining	3,990	21,354

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Polymetal International PLC	Metals & Mining	2,254	35,683
			57,037
South Africa 0.0%†
Investec PLC	Capital Markets	4,928	28,927

Spain 4.4%
Acciona SA	Electric Utilities	154	16,215
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,737	69,510
Aena SME SA	Transportation Infrastructure	518	99,138
Amadeus IT Group SA, A	IT Services	2,954	241,395
Banco Bilbao Vizcaya Argentaria SA	Banks	48,412	270,788
Banco de Sabadell SA	Banks	41,696	48,676
Banco Santander SA	Banks	118,790	497,365
Bankia SA	Banks	8,988	19,194
Bankinter SA	Banks	5,026	36,851
CaixaBank SA	Banks	25,816	81,082
Cellnex Telecom SA	Diversified Telecommunication Services	1,967	84,719
Corporacion Financiera Alba SA	Diversified Financial Services	126	6,867
Corporacion Mapfre SA	Insurance	7,238	19,174
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	1,120	13,201
Enagas SA	Gas Utilities	1,666	42,526
Endesa SA	Electric Utilities	2,324	62,061
Ferrovial SA	Construction & Engineering	3,498	105,898
Fomento de Construcciones y Contratas SA	Construction & Engineering	560	6,864
Grifols SA	Biotechnology	2,422	85,449
Iberdrola SA	Electric Utilities	42,840	441,447
Industria de Diseno Textil SA	Specialty Retail	7,616	268,865
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	2,338	29,813
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	2,450	35,174
Naturgy Energy Group SA	Gas Utilities	2,198	55,266
Red Electrica Corp. SA	Electric Utilities	3,164	63,662
Repsol SA	Oil, Gas & Consumable Fuels	9,394	146,888
[a] Repsol SA, rts., 1/07/20	Oil, Gas & Consumable Fuels	9,678	4,595
Siemens Gamesa Renewable Energy SA	Electrical Equipment	1,638	28,747
Telefonica SA	Diversified Telecommunication Services	32,984	230,552
Zardoya Otis SA	Machinery	1,302	10,267
			3,122,249
Sweden 4.3%
Alfa Laval AB	Machinery	2,296	57,860
Assa Abloy AB, B	Building Products	6,692	156,558
Atlas Copco AB	Machinery	2,674	92,894
Atlas Copco AB, A	Machinery	4,578	182,708
Boliden AB	Metals & Mining	2,002	53,145
Castellum AB	Real Estate Management & Development	1,946	45,734
Electrolux AB, B	Household Durables	1,736	42,635
Elekta AB, B	Health Care Equipment & Supplies	2,646	34,866
Epiroc AB, A	Machinery	4,452	54,384
Epiroc AB, B	Machinery	2,772	32,884
Ericsson, B	Communications Equipment	21,770	189,675
Essity AB, B	Household Products	4,438	143,081
[a] Fastighets AB Balder, B	Real Estate Management & Development	686	31,746
Hennes & Mauritz AB, B	Specialty Retail	6,356	129,333
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	1,820	102,072
Husqvarna AB, B	Household Durables	3,010	24,122
ICA Gruppen AB	Food & Staples Retailing	574	26,808
Industrivarden AB, A	Diversified Financial Services	1,526	37,820
Industrivarden AB, C	Diversified Financial Services	1,246	30,068
Investment AB Latour, B	Industrial Conglomerates	882	14,397
Investor AB, A	Diversified Financial Services	1,008	54,540

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Investor AB, B	Diversified Financial Services	3,276	178,900
Kinnevik AB, B	Diversified Financial Services	1,722	42,125
L E Lundbergforetagen AB, B	Diversified Financial Services	560	24,587
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	1,260	42,843
Nibe Industrier AB	Building Products	2,212	38,375
Saab AB, B	Aerospace & Defense	672	22,527
Sandvik AB	Machinery	7,868	153,518
Securitas AB, B	Commercial Services & Supplies	2,240	38,633
Skandinaviska Enskilda Banken AB, A	Banks	10,458	98,401
Skandinaviska Enskilda Banken AB, C	Banks	154	1,505
Skanska AB, B	Construction & Engineering	2,604	58,889
SKF AB, B	Machinery	2,786	56,369
Svenska Cellulosa AB, A	Paper & Forest Products	210	2,241
Svenska Cellulosa AB, B	Paper & Forest Products	4,340	44,044
Svenska Handelsbanken AB, A	Banks	10,570	113,931
Svenska Handelsbanken AB, B	Banks	266	2,938
Swedbank AB, A	Banks	7,336	109,283
Swedish Match AB	Tobacco	1,232	63,541
[a] Swedish Orphan Biovitrum AB	Biotechnology	1,218	20,103
Tele2 AB, B	Wireless Telecommunication Services	3,822	55,466
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	70	639
Telia Co. AB	Diversified Telecommunication Services	18,774	80,723
Trelleborg AB, B	Machinery	1,778	32,014
Volvo AB, B	Machinery	10,794	180,918
			2,999,843
Switzerland 15.0%
ABB Ltd.	Electrical Equipment	12,908	311,520
Adecco Group AG	Professional Services	1,092	69,037
[a] Alcon Inc.	Health Care Equipment & Supplies	3,332	188,562
Baloise Holding AG	Insurance	336	60,722
Banque Cantonale Vaudoise	Banks	28	22,843
Barry Callebaut AG	Food Products	21	46,365
Chocoladefabriken Lindt & Spruengli AG	Food Products	14	108,649
Clariant AG	Chemicals	1,400	31,228
Coca-Cola HBC AG	Beverages	1,428	48,523
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	3,710	291,406
Credit Suisse Group AG	Capital Markets	18,088	244,791
DKSH Holding AG	Professional Services	266	14,476
Dufry AG	Specialty Retail	210	20,823
EMS-Chemie Holding AG	Chemicals	56	36,809
Flughafen Zurich AG	Transportation Infrastructure	140	25,547
Geberit AG	Building Products	266	149,214
Georg Fischer AG	Machinery	28	28,424
Givaudan AG	Chemicals	70	219,105
Glencore PLC	Metals & Mining	78,778	245,614
Helvetia Holding AG	Insurance	238	33,623
Julius Baer Group Ltd.	Capital Markets	1,582	81,571
Kuehne + Nagel International AG	Marine	364	61,346
LafargeHolcim Ltd., B	Construction Materials	3,640	201,857
	Technology Hardware, Storage &
Logitech International SA	Peripherals	1,036	49,032
Lonza Group AG	Life Sciences Tools & Services	532	194,044
Nestle SA	Food Products	20,986	2,270,783
Novartis AG	Pharmaceuticals	15,302	1,452,216
OC Oerlikon Corp. AG	Machinery	1,470	17,245
Pargesa Holding SA, B	Diversified Financial Services	280	23,262
Partners Group Holding AG	Capital Markets	126	115,467
PSP Swiss Property AG	Real Estate Management & Development	294	40,562
Roche Holding AG	Pharmaceuticals	210	66,707
Roche Holding AG	Pharmaceuticals	5,040	1,634,285
Schindler Holding AG	Machinery	140	34,293
Schindler Holding AG, PC	Machinery	294	74,749
SGS SA	Professional Services	42	114,981

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Sika AG	Chemicals	994	186,667
Sonova Holding AG	Health Care Equipment & Supplies	392	89,666
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	4,592	123,554
Straumann Holding AG	Health Care Equipment & Supplies	70	68,702
Sulzer AG	Machinery	126	14,053
Swatch Group AG	Textiles, Apparel & Luxury Goods	210	58,553
Swatch Group AG	Textiles, Apparel & Luxury Goods	224	11,832
Swiss Life Holding AG	Insurance	238	119,399
Swiss Prime Site AG	Real Estate Management & Development	532	61,477
Swiss Re AG	Insurance	2,016	226,302
Swisscom AG	Diversified Telecommunication Services	182	96,342
Temenos AG	Software	434	68,662
UBS Group AG	Capital Markets	24,738	312,307
Vifor Pharma AG	Pharmaceuticals	322	58,740
Zurich Insurance Group AG	Insurance	1,057	433,453
			10,559,390
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	644	15,075

United Kingdom 26.2%
3i Group PLC	Capital Markets	6,972	101,413
Admiral Group PLC	Insurance	1,484	45,393
Anglo American PLC	Metals & Mining	9,072	261,154
Antofagasta PLC	Metals & Mining	2,534	30,776
Ashmore Group PLC	Capital Markets	2,814	19,310
Ashtead Group PLC	Trading Companies & Distributors	3,346	107,003
Associated British Foods PLC	Food Products	2,548	87,695
AstraZeneca PLC	Pharmaceuticals	9,548	962,188
Auto Trader Group PLC	Interactive Media & Services	6,678	52,602
AVEVA Group PLC	Software	448	27,633
Aviva PLC	Insurance	28,378	157,405
B&M European Value Retail SA	Multiline Retail	6,146	33,349
Babcock International Group PLC	Commercial Services & Supplies	1,848	15,409
BAE Systems PLC	Aerospace & Defense	23,282	174,200
Barclays PLC	Banks	125,482	298,620
Barratt Developments PLC	Household Durables	7,294	72,142
Bellway PLC	Household Durables	882	44,482
BHP Group PLC	Metals & Mining	15,078	354,909
BP PLC	Oil, Gas & Consumable Fuels	144,116	900,368
British American Tobacco PLC	Tobacco	16,618	711,405
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	6,734	56,987
BT Group PLC	Diversified Telecommunication Services	64,050	163,286
Bunzl PLC	Trading Companies & Distributors	2,464	67,405
Burberry Group PLC	Textiles, Apparel & Luxury Goods	2,940	85,880
Centrica PLC	Multi-Utilities	42,560	50,349
Cineworld Group PLC	Entertainment	7,042	20,440
CNH Industrial NV	Machinery	7,126	78,310
Cobham PLC	Aerospace & Defense	17,528	38,139
Compass Group PLC	Hotels, Restaurants & Leisure	11,494	287,784
ConvaTec Group PLC	Health Care Equipment & Supplies	10,752	28,267
Croda International PLC	Chemicals	882	59,824
DCC PLC	Industrial Conglomerates	714	61,898
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	728	38,673
Diageo PLC	Beverages	16,814	712,891
Direct Line Insurance Group PLC	Insurance	10,080	41,730
DS Smith PLC	Containers & Packaging	9,198	46,815
easyJet PLC	Airlines	1,442	27,212
Experian PLC	Professional Services	6,580	222,454
Ferguson PLC	Trading Companies & Distributors	1,666	151,182
Fiat Chrysler Automobiles NV	Automobiles	7,994	118,393

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Fresnillo PLC	Metals & Mining	1,358	11,517
G4S PLC	Commercial Services & Supplies	11,340	32,749
GlaxoSmithKline PLC	Pharmaceuticals	35,504	836,734
GVC Holdings PLC	Hotels, Restaurants & Leisure	4,270	50,016
	Electronic Equipment, Instruments &
Halma PLC	Components	2,772	77,704
Hargreaves Lansdown PLC	Capital Markets	1,988	50,960
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,022	26,956
Hiscox Ltd.	Insurance	1,974	37,238
Howden Joinery Group PLC	Trading Companies & Distributors	4,158	37,049
HSBC Holdings PLC	Banks	146,594	1,149,473
IMI PLC	Machinery	1,960	30,613
Imperial Brands PLC	Tobacco	6,916	171,237
Inchcape PLC	Distributors	2,856	26,711
Informa PLC	Media	9,044	102,678
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,316	90,795
International Consolidated Airlines Group SA	Airlines	4,004	33,152
Intertek Group PLC	Professional Services	1,176	91,169
ITV PLC	Media	27,300	54,610
J Sainsbury PLC	Food & Staples Retailing	11,802	35,944
JD Sports Fashion PLC	Specialty Retail	2,534	28,111
John Wood Group PLC	Energy Equipment & Services	4,900	25,868
Johnson Matthey PLC	Chemicals	1,386	55,010
[a] Just Eat PLC	Internet & Direct Marketing Retail	4,200	46,448
Kingfisher PLC	Specialty Retail	15,484	44,512
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	5,222	68,487
Legal & General Group PLC	Insurance	42,994	172,578
Lloyds Banking Group PLC	Banks	508,536	421,052
London Stock Exchange Group PLC	Capital Markets	2,268	232,851
[a] M&G PLC	Diversified Financial Services	18,592	58,422
Marks & Spencer Group PLC	Multiline Retail	14,198	40,157
Meggitt PLC	Aerospace & Defense	5,670	49,334
Melrose Industries PLC	Electrical Equipment	34,930	111,103
Micro Focus International PLC	Software	2,380	33,541
Mondi PLC	Paper & Forest Products	3,486	81,855
National Grid PLC	Multi-Utilities	25,228	315,593
Next PLC	Multiline Retail	938	87,207
[a] Ocado Group PLC	Internet & Direct Marketing Retail	3,248	55,033
Pearson PLC	Media	5,726	48,320
Pennon Group PLC	Water Utilities	3,052	41,442
Persimmon PLC	Household Durables	2,282	81,472
Phoenix Group Holdings PLC	Insurance	3,892	38,618
Prudential PLC	Insurance	18,858	361,991
Quilter PLC	Capital Markets	13,328	28,435
Reckitt Benckiser Group PLC	Household Products	4,564	370,569
RELX PLC	Professional Services	13,622	343,862
	Electronic Equipment, Instruments &
Renishaw PLC	Components	252	12,579
Rentokil Initial PLC	Commercial Services & Supplies	13,482	80,907
Rightmove PLC	Interactive Media & Services	6,468	54,290
Rolls-Royce Holdings PLC	Aerospace & Defense	12,334	111,631
Royal Bank of Scotland Group PLC	Banks	32,914	104,778
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	30,660	907,787
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	27,258	808,685
RSA Insurance Group PLC	Insurance	7,462	55,911
Schroders PLC	Capital Markets	826	36,482
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	7,896	93,849
Severn Trent PLC	Water Utilities	1,736	57,839
Smith & Nephew PLC	Health Care Equipment & Supplies	6,356	154,299
Smiths Group PLC	Industrial Conglomerates	2,898	64,766
Spirax-Sarco Engineering PLC	Machinery	532	62,654
SSE PLC	Electric Utilities	7,560	144,067

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

St. James's Place Capital PLC	Capital Markets	3,822	58,961
Standard Chartered PLC	Banks	19,096	180,219
Standard Life Aberdeen PLC	Capital Markets	17,192	74,725
Subsea 7 SA	Energy Equipment & Services	1,736	20,734
Tate & Lyle PLC	Food Products	3,402	34,261
Taylor Wimpey PLC	Household Durables	23,800	60,977
TechnipFMC PLC	Energy Equipment & Services	3,346	71,024
Tesco PLC	Food & Staples Retailing	70,238	237,458
The Berkeley Group Holdings PLC	Household Durables	854	54,972
The Sage Group PLC	Software	7,924	78,625
Travis Perkins PLC	Trading Companies & Distributors	1,848	39,219
Unilever NV	Personal Products	10,556	607,030
Unilever PLC	Personal Products	7,896	455,072
United Utilities Group PLC	Water Utilities	4,998	62,463
Virgin Money UK PLC	Banks	8,820	22,031
Vodafone Group PLC	Wireless Telecommunication Services	194,824	378,778
Weir Group PLC	Machinery	1,820	36,395
Whitbread PLC	Hotels, Restaurants & Leisure	952	61,116
William Morrison Supermarkets PLC	Food & Staples Retailing	15,792	41,799
WPP PLC	Media	8,862	125,206
			18,456,140
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	1,148	55,418

Total Common Stocks and Other Equity Interests (Cost $71,579,163)			69,674,596
Preferred Stocks 0.8%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 6.394%, pfd.	Automobiles	420	25,953
[d] Fuchs Petrolub SE, 2.151%, pfd.	Chemicals	518	25,677
[d] Henkel AG & Co. KGaA, 2.007%, pfd.	Household Products	1,260	130,403
[d] Porsche Automobil Holding SE, 3.316%, pfd.	Automobiles	1,106	82,733
[d] Sartorius AG, 0.325%, pfd.	Health Care Equipment & Supplies	252	53,972
[d] Volkswagen AG, 2.758%, pfd.	Automobiles	1,316	260,343

Total Preferred Stocks (Cost $629,787)			579,081
Total Investments (Cost $72,208,950) 99.6%			70,253,677

Other Assets, less Liabilities 0.4%			293,062
Net Assets 100.0%			$70,546,739

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $303,469, representing 0.4% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $30,910, representing 0.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	3	$125,574	3/20/20	$(846)
FTSE 100 Index	Long	1	99,343	3/20/20	370
Total Futures Contracts					(476)
*As of period end.

Abbreviations

Selected Portfolio

GDR - Global Depositary Receipt
IDR - International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.6%
Australia 0.7%
Rio Tinto PLC	Metals & Mining	554	$33,048

Austria 0.4%
Andritz AG	Machinery	37	1,595
Erste Group Bank AG	Banks	141	5,312
OMV AG	Oil, Gas & Consumable Fuels	71	3,991
Raiffeisen Bank International AG	Banks	65	1,634
Telekom Austria AG	Diversified Telecommunication Services	53	433
Verbund AG	Electric Utilities	30	1,507
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	22	627
Voestalpine AG	Metals & Mining	61	1,702
			16,801
Belgium 1.6%
Ackermans & van Haaren NV	Diversified Financial Services	11	1,725
Ageas	Insurance	95	5,618
Anheuser-Busch InBev SA/NV	Beverages	388	31,667
Colruyt SA	Food & Staples Retailing	25	1,304
[a] Galapagos NV	Biotechnology	25	5,234
Groupe Bruxelles Lambert SA	Diversified Financial Services	38	4,008
KBC Groep NV	Banks	139	10,463
Proximus SADP	Diversified Telecommunication Services	71	2,034
Sofina SA	Diversified Financial Services	8	1,730
Solvay SA	Chemicals	36	4,174
Telenet Group Holding NV	Media	23	1,034
UCB SA	Pharmaceuticals	61	4,855
Umicore SA	Chemicals	102	4,964
			78,810
China 0.3%
[a] Prosus NV	Internet & Direct Marketing Retail	205	15,309

Denmark 2.9%
A.P. Moeller-Maersk AS, A	Marine	2	2,713
A.P. Moeller-Maersk AS, B	Marine	3	4,330
Ambu AS, B	Health Care Equipment & Supplies	86	1,443
Carlsberg AS, B	Beverages	54	8,062
Chr. Hansen Holding AS	Chemicals	50	3,976
Coloplast AS, B	Health Care Equipment & Supplies	67	8,317
Danske Bank AS	Banks	350	5,668
DSV Panalpina A/S	Air Freight & Logistics	105	12,110
[a] Genmab AS	Biotechnology	30	6,677
GN Store Nord AS	Health Care Equipment & Supplies	64	3,012
H. Lundbeck AS	Pharmaceuticals	32	1,223
ISS AS	Commercial Services & Supplies	98	2,353
[a] Jyske Bank AS	Banks	36	1,315
Novo Nordisk AS, B	Pharmaceuticals	843	48,963
Novozymes AS	Chemicals	105	5,142
Orsted AS	Electric Utilities	90	9,315
Pandora AS	Household Durables	47	2,046
Rockwool International AS, B	Building Products	3	711
Tryg AS	Insurance	59	1,750
Vestas Wind Systems AS	Electrical Equipment	97	9,809
[a] William Demant Holding AS	Health Care Equipment & Supplies	51	1,607
			140,542
Finland 1.9%
Elisa OYJ	Diversified Telecommunication Services	74	4,091
[b] Fortum OYJ, Reg S	Electric Utilities	217	5,359
Huhtamaki OYJ	Containers & Packaging	48	2,230

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Kesko OYJ	Food & Staples Retailing	35	2,478
Kone OYJ, B	Machinery	197	12,888
Metso OYJ	Machinery	56	2,211
Neste Oil OYJ	Oil, Gas & Consumable Fuels	207	7,208
Nokia OYJ, A	Communications Equipment	2,852	10,552
Nokian Renkaat OYJ	Auto Components	65	1,870
Nordea Bank Abp	Banks	1,628	13,231
Orion OYJ	Pharmaceuticals	53	2,455
Sampo OYJ, A	Insurance	251	10,963
Stora Enso OYJ, R	Paper & Forest Products	292	4,249
UPM-Kymmene OYJ	Paper & Forest Products	270	9,368
Wartsila OYJ ABP	Machinery	238	2,631
			91,784
France 17.1%
Accor SA	Hotels, Restaurants & Leisure	96	4,499
[a] Adevinta ASA, B	Interactive Media & Services	112	1,326
Aeroports de Paris SA	Transportation Infrastructure	13	2,570
[a] Air France-KLM	Airlines	94	1,047
Air Liquide SA	Chemicals	233	33,007
Airbus SE	Aerospace & Defense	277	40,570
[c] ALD SA, 144A	Road & Rail	46	715
Alstom SA	Machinery	90	4,266
Amundi SA	Capital Markets	30	2,354
ArcelorMittal SA	Metals & Mining	305	5,355
Arkema SA	Chemicals	37	3,933
Atos SE	IT Services	48	4,004
AXA SA	Insurance	971	27,369
Biomerieux	Health Care Equipment & Supplies	22	1,959
BNP Paribas SA	Banks	539	31,964
Bollore	Entertainment	519	2,266
Bouygues SA	Construction & Engineering	105	4,465
Bureau Veritas SA	Professional Services	138	3,603
Capgemini SE	IT Services	79	9,657
Carrefour SA	Food & Staples Retailing	290	4,867
Casino Guichard-Perrachon SA	Food & Staples Retailing	28	1,311
Cie Generale des Etablissements Michelin SCA	Auto Components	89	10,899
CNP Assurances	Insurance	73	1,453
Compagnie de Saint-Gobain	Building Products	248	10,161
	Equity Real Estate Investment Trusts
Covivio	(REITs)	24	2,726
Credit Agricole SA	Banks	588	8,531
Danone SA	Food Products	303	25,135
Dassault Aviation SA	Aerospace & Defense	1	1,313
Dassault Systemes	Software	67	11,022
Edenred	Commercial Services & Supplies	124	6,417
EDF SA	Electric Utilities	253	2,819
Eiffage SA	Construction & Engineering	38	4,351
Elis SA	Commercial Services & Supplies	97	2,014
Engie SA	Multi-Utilities	839	13,562
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	148	22,560
Eurazeo SE	Diversified Financial Services	21	1,438
Eutelsat Communications SA	Media	95	1,545
Faurecia SE	Auto Components	37	1,995
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	26	4,658
Getlink SE	Transportation Infrastructure	223	3,882
Hermes International	Textiles, Apparel & Luxury Goods	15	11,217
	Equity Real Estate Investment Trusts
ICADE	(REITs)	16	1,743
Iliad SA	Diversified Telecommunication Services	12	1,556
Imerys SA	Construction Materials	19	804
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	30	3,260

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Ipsen SA	Pharmaceuticals	18	1,596
JCDecaux SA	Media	35	1,080
Kering SA	Textiles, Apparel & Luxury Goods	37	24,305
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	96	3,648
L'Oreal SA	Personal Products	121	35,857
Lagardere SCA	Media	61	1,330
Legrand SA	Electrical Equipment	135	11,008
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	126	58,582
Natixis SA	Capital Markets	452	2,008
Orange SA	Diversified Telecommunication Services	974	14,344
Orpea	Health Care Providers & Services	22	2,823
Pernod Ricard SA	Beverages	107	19,145
Peugeot SA	Automobiles	278	6,647
Plastic Omnium SA	Auto Components	29	811
Publicis Groupe	Media	108	4,893
Remy Cointreau SA	Beverages	13	1,598
Renault SA	Automobiles	92	4,356
Rexel SA	Trading Companies & Distributors	151	2,008
Rubis SCA	Gas Utilities	47	2,888
Safran SA	Aerospace & Defense	167	25,803
Sanofi	Pharmaceuticals	545	54,826
Sartorius Stedim Biotech	Life Sciences Tools & Services	12	1,989
Schneider Electric SE	Electrical Equipment	263	27,012
SCOR SE	Insurance	75	3,150
SEB SA	Household Durables	13	1,932
Societe BIC SA	Commercial Services & Supplies	13	905
Societe Generale SA	Banks	388	13,508
Sodexo SA	Hotels, Restaurants & Leisure	44	5,218
Suez	Multi-Utilities	186	2,815
Teleperformance	Professional Services	29	7,077
Thales SA	Aerospace & Defense	50	5,193
Total SA	Oil, Gas & Consumable Fuels	1,220	67,377
[a] Ubisoft Entertainment SA	Entertainment	42	2,903
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	68	10,736
Valeo SA	Auto Components	118	4,160
Veolia Environnement SA	Multi-Utilities	257	6,840
Vinci SA	Construction & Engineering	232	25,782
Vivendi SA	Entertainment	410	11,883
Wendel SA	Diversified Financial Services	14	1,862
[a,b] Worldline SA, Reg S	IT Services	54	3,828
			829,894
Germany 13.1%
1&1 Drillisch AG	Wireless Telecommunication Services	23	591
Adidas AG	Textiles, Apparel & Luxury Goods	99	32,205
Allianz SE	Insurance	212	51,973
Aroundtown SA	Real Estate Management & Development	471	4,221
BASF SE	Chemicals	466	35,230
Bayer AG	Pharmaceuticals	475	38,821
Bayerische Motoren Werke AG	Automobiles	165	13,546
Beiersdorf AG	Personal Products	50	5,986
Brenntag AG	Trading Companies & Distributors	77	4,190
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	17	2,170
Commerzbank AG	Banks	521	3,226
Continental AG	Auto Components	55	7,116
Covestro AG	Chemicals	89	4,141
Daimler AG	Automobiles	408	22,610
[a] Delivery Hero SE	Internet & Direct Marketing Retail	57	4,515
Deutsche Bank AG	Capital Markets	1,045	8,114
Deutsche Boerse AG	Capital Markets	92	14,473
Deutsche Lufthansa AG	Airlines	126	2,321
Deutsche Post AG	Air Freight & Logistics	494	18,859

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Deutsche Telekom AG	Diversified Telecommunication Services	1,644	26,887
Deutsche Wohnen AG	Real Estate Management & Development	180	7,359
[c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	17	605
E.ON SE	Multi-Utilities	1,106	11,824
Evonik Industries AG	Chemicals	86	2,627
Fielmann AG	Specialty Retail	12	970
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	19	1,616
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	105	7,774
Fresenius SE and Co. KGaA	Health Care Providers & Services	206	11,603
Fuchs Petrolub SE	Chemicals	17	762
GEA Group AG	Machinery	87	2,879
Grenkeleasing AG	Consumer Finance	14	1,450
Hannover Rueck SE	Insurance	30	5,802
Hapag-Lloyd AG	Marine	14	1,202
HeidelbergCement AG	Construction Materials	78	5,688
Hella GmbH & Co. KGaA	Auto Components	24	1,329
Henkel AG & Co. KGaA	Household Products	54	5,092
Hochtief AG	Construction & Engineering	9	1,149
Hugo Boss AG	Textiles, Apparel & Luxury Goods	32	1,554
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	632	14,408
K+S AG	Chemicals	98	1,223
KION Group AG	Machinery	37	2,557
Knorr-Bremse AG	Machinery	25	2,547
Lanxess AG	Chemicals	43	2,887
LEG Immobilien AG	Real Estate Management & Development	33	3,910
Merck KGaA	Pharmaceuticals	65	7,687
METRO AG	Food & Staples Retailing	86	1,385
MTU Aero Engines AG	Aerospace & Defense	26	7,430
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	73	21,551
Nemetschek AG	Software	28	1,848
Osram Licht AG	Electrical Equipment	38	1,883
ProSiebenSat.1 Media SE	Media	108	1,686
Puma SE	Textiles, Apparel & Luxury Goods	40	3,069
Rational AG	Machinery	2	1,610
Rheinmetall AG	Industrial Conglomerates	22	2,529
[a,c] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	33	819
RWE AG	Multi-Utilities	293	8,995
SAP SE	Software	492	66,449
[b] Scout24 AG, Reg S	Interactive Media & Services	56	3,706
Siemens AG	Industrial Conglomerates	385	50,364
Siemens Healthineers AG	Health Care Equipment & Supplies	69	3,316
Suedzucker AG	Food Products	42	774
Symrise AG	Chemicals	63	6,633
[a] Talanx AG	Insurance	17	843
[a] Telefonica Deutschland Holding AG	Diversified Telecommunication Services	351	1,018
thyssenkrupp AG	Metals & Mining	225	3,041
[a] Traton SE	Machinery	20	537
TUI AG	Hotels, Restaurants & Leisure	216	2,729
	Independent Power and Renewable
Uniper SE	Electricity Producers	102	3,379
United Internet AG	Diversified Telecommunication Services	59	1,939
Volkswagen AG	Automobiles	16	3,112
Vonovia SE	Real Estate Management & Development	276	14,871
Wacker Chemie AG	Chemicals	8	607
Wirecard AG	IT Services	57	6,878
[a] Zalando SE	Internet & Direct Marketing Retail	72	3,651
			634,351
Ireland 0.9%
AIB Group PLC	Banks	402	1,402
Bank of Ireland Group PLC	Banks	447	2,450
CRH PLC	Construction Materials	404	16,281

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Flutter Entertainment PLC	Hotels, Restaurants & Leisure	39	4,766
Glanbia PLC	Food Products	99	1,147
Kerry Group	Food Products	74	9,228
Kingspan Group PLC	Building Products	74	4,523
Smurfit Kappa Group PLC	Containers & Packaging	119	4,603
			44,400
Italy 3.8%
A2A SpA	Multi-Utilities	819	1,537
Amplifon SpA	Health Care Providers & Services	63	1,813
Assicurazioni Generali SpA	Insurance	654	13,504
Atlantia SpA	Transportation Infrastructure	255	5,951
Banca Mediolanum SpA	Diversified Financial Services	155	1,541
[a] Banco BPM SpA	Banks	805	1,833
Buzzi Unicem SpA	Construction Materials	33	832
Buzzi Unicem SpA, di Risp	Construction Materials	23	357
Davide Campari-Milano SpA	Beverages	265	2,421
DiaSorin SpA	Health Care Equipment & Supplies	12	1,554
Enel SpA	Electric Utilities	3,970	31,515
Eni SpA	Oil, Gas & Consumable Fuels	1,280	19,894
Ferrari NV	Automobiles	62	10,293
FinecoBank Banca Fineco SpA	Banks	302	3,624
Hera SpA	Multi-Utilities	376	1,646
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	124	1,215
Intesa Sanpaolo SpA	Banks	7,628	20,109
Italgas Reti SpA	Gas Utilities	241	1,473
Leonardo SpA	Aerospace & Defense	202	2,369
[a] Mediaset SpA	Media	178	531
Mediobanca Banca di Credito Finanziario SpA	Banks	402	4,429
Moncler SpA	Textiles, Apparel & Luxury Goods	91	4,093
[a] Nexi SpA	IT Services	115	1,598
Pirelli & C SpA	Auto Components	231	1,333
[b] Poste Italiane SpA, Reg S	Insurance	236	2,681
Prysmian SpA	Electrical Equipment	121	2,919
Recordati SpA	Pharmaceuticals	44	1,856
[a] Saipem SpA	Energy Equipment & Services	299	1,462
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	27	568
Snam SpA	Gas Utilities	1,142	6,007
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	5,255	3,282
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	3,158	1,935
Tenaris SA	Energy Equipment & Services	215	2,425
Terna Rete Elettrica Nazionale SpA	Electric Utilities	704	4,705
UniCredit SpA	Banks	1,146	16,749
Unione di Banche Italiane SpA	Banks	467	1,526
UnipolSai Assicurazioni SpA	Insurance	285	829
			182,409
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	100	704

Luxembourg 0.1%
Eurofins Scientific SE	Life Sciences Tools & Services	5	2,773
RTL Group SA	Media	19	938
SES SA, IDR	Media	183	2,568
			6,279
Netherlands 4.7%
Aalberts NV	Machinery	49	2,201
ABN AMRO Bank NV, GDR	Banks	204	3,714
[a] Adyen NV	IT Services	13	10,667
Aegon NV	Insurance	817	3,730
Akzo Nobel NV	Chemicals	106	10,785
[a] Argenx SE	Biotechnology	20	3,224
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	202	59,793

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

ASR Nederland NV	Insurance	70	2,621
Boskalis Westminster	Construction & Engineering	45	1,152
[b] Euronext NV, Reg S	Capital Markets	32	2,610
EXOR NV	Diversified Financial Services	52	4,032
Grandvision NV	Specialty Retail	27	831
Heineken Holding NV	Beverages	53	5,140
Heineken NV	Beverages	120	12,786
ING Groep NV	Banks	1,953	23,431
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	518	12,963
Koninklijke DSM NV	Chemicals	89	11,599
Koninklijke KPN NV	Diversified Telecommunication Services	1,679	4,958
Koninklijke Philips NV	Health Care Equipment & Supplies	454	22,178
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	33	1,790
NN Group NV	Insurance	171	6,492
[a] OCI NV	Chemicals	50	1,052
[a] QIAGEN NV	Life Sciences Tools & Services	109	3,727
Randstad NV	Professional Services	56	3,422
Signify NV	Electrical Equipment	60	1,876
[a,b] Takeaway.com NV, Reg S	Internet & Direct Marketing Retail	20	1,845
Wolters Kluwer NV	Professional Services	134	9,780
			228,399
Norway 1.0%
Aker ASA	Diversified Financial Services	13	804
Aker BP ASA	Oil, Gas & Consumable Fuels	55	1,803
DNB ASA	Banks	527	9,836
Equinor ASA	Oil, Gas & Consumable Fuels	495	9,886
Gjensidige Forsikring ASA	Insurance	84	1,761
Leroy Seafood Group ASA	Food Products	140	929
Mowi ASA	Food Products	214	5,557
Norsk Hydro ASA	Metals & Mining	647	2,403
Orkla ASA	Food Products	386	3,908
Salmar ASA	Food Products	26	1,329
Schibsted ASA, A	Media	33	996
Schibsted ASA, B	Media	50	1,433
Telenor ASA	Diversified Telecommunication Services	318	5,698
Yara International ASA	Chemicals	86	3,574
			49,917
Poland 0.5%
Bank Pekao SA	Banks	82	2,175
CD Projekt SA	Entertainment	33	2,435
Cyfrowy Polsat SA	Media	138	1,018
[a] Dino Polska SA	Food & Staples Retailing	24	912
Grupa Lotos SA	Oil, Gas & Consumable Fuels	52	1,148
[a] KGHM Polska Miedz SA	Metals & Mining	71	1,792
LPP SA	Textiles, Apparel & Luxury Goods	1	2,329
[a] mBank SA	Banks	4	411
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	353	742
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	159	3,603
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	897	1,025
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	442	4,022
Powszechny Zaklad Ubezpieczen SA	Insurance	288	3,044
Santander Bank Polska SA	Banks	16	1,299
			25,955
Portugal 0.2%
EDP- Energias de Portugal SA	Electric Utilities	1,250	5,422
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	259	4,332
Jeronimo Martins SGPS SA	Food & Staples Retailing	113	1,860
			11,614
Russia 0.1%
Evraz PLC	Metals & Mining	281	1,504

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Polymetal International PLC	Metals & Mining	148	2,343
			3,847
South Africa 0.0%†
Investec PLC	Capital Markets	329	1,931

Spain 4.4%
Acciona SA	Electric Utilities	11	1,158
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	121	4,842
Aena SME SA	Transportation Infrastructure	35	6,699
Amadeus IT Group SA, A	IT Services	202	16,507
Banco Bilbao Vizcaya Argentaria SA	Banks	3,347	18,721
Banco de Sabadell SA	Banks	2,755	3,216
Banco Santander SA	Banks	8,249	34,538
Bankia SA	Banks	600	1,281
Bankinter SA	Banks	316	2,317
CaixaBank SA	Banks	1,785	5,606
Cellnex Telecom SA	Diversified Telecommunication Services	136	5,858
Corporacion Financiera Alba SA	Diversified Financial Services	12	654
Corporacion Mapfre SA	Insurance	505	1,338
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	66	778
Enagas SA	Gas Utilities	119	3,038
Endesa SA	Electric Utilities	162	4,326
Ferrovial SA	Construction & Engineering	245	7,417
Fomento de Construcciones y Contratas SA	Construction & Engineering	33	404
Grifols SA	Biotechnology	166	5,857
Iberdrola SA	Electric Utilities	2,982	30,728
Industria de Diseno Textil SA	Specialty Retail	531	18,746
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	160	2,040
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	168	2,412
Naturgy Energy Group SA	Gas Utilities	152	3,822
Red Electrica Corp. SA	Electric Utilities	212	4,266
Repsol SA	Oil, Gas & Consumable Fuels	646	10,101
[a] Repsol SA, rts., 1/07/20	Oil, Gas & Consumable Fuels	684	325
Siemens Gamesa Renewable Energy SA	Electrical Equipment	118	2,071
Telefonica SA	Diversified Telecommunication Services	2,308	16,132
Zardoya Otis SA	Machinery	92	725
			215,923
Sweden 4.3%
Alfa Laval AB	Machinery	156	3,931
Assa Abloy AB, B	Building Products	463	10,832
Atlas Copco AB	Machinery	188	6,531
Atlas Copco AB, A	Machinery	320	12,771
Boliden AB	Metals & Mining	145	3,849
Castellum AB	Real Estate Management & Development	144	3,384
Electrolux AB, B	Household Durables	126	3,094
Elekta AB, B	Health Care Equipment & Supplies	176	2,319
Epiroc AB, A	Machinery	304	3,714
Epiroc AB, B	Machinery	199	2,361
Ericsson, B	Communications Equipment	1,514	13,191
Essity AB, B	Household Products	312	10,059
[a] Fastighets AB Balder, B	Real Estate Management & Development	47	2,175
Hennes & Mauritz AB, B	Specialty Retail	444	9,035
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	127	7,123
Husqvarna AB, B	Household Durables	186	1,491
ICA Gruppen AB	Food & Staples Retailing	40	1,868
Industrivarden AB, A	Diversified Financial Services	111	2,751
Industrivarden AB, C	Diversified Financial Services	88	2,124
Investment AB Latour, B	Industrial Conglomerates	47	767
Investor AB, A	Diversified Financial Services	66	3,571

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Investor AB, B	Diversified Financial Services	233	12,724
Kinnevik AB, B	Diversified Financial Services	129	3,156
L E Lundbergforetagen AB, B	Diversified Financial Services	40	1,756
Lundin Petroleum AB	Oil, Gas & Consumable Fuels	91	3,094
Nibe Industrier AB	Building Products	147	2,550
Saab AB, B	Aerospace & Defense	48	1,609
Sandvik AB	Machinery	541	10,556
Securitas AB, B	Commercial Services & Supplies	154	2,656
Skandinaviska Enskilda Banken AB, A	Banks	726	6,831
Skandinaviska Enskilda Banken AB, C	Banks	12	117
Skanska AB, B	Construction & Engineering	188	4,252
SKF AB, B	Machinery	190	3,844
Svenska Cellulosa AB, A	Paper & Forest Products	12	128
Svenska Cellulosa AB, B	Paper & Forest Products	297	3,014
Svenska Handelsbanken AB, A	Banks	744	8,019
Svenska Handelsbanken AB, B	Banks	18	199
Swedbank AB, A	Banks	508	7,568
Swedish Match AB	Tobacco	84	4,332
[a] Swedish Orphan Biovitrum AB	Biotechnology	93	1,535
Tele2 AB, B	Wireless Telecommunication Services	278	4,034
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	19	173
Telia Co. AB	Diversified Telecommunication Services	1,357	5,835
Trelleborg AB, B	Machinery	123	2,215
Volvo AB, B	Machinery	760	12,738
			209,876
Switzerland 15.2%
ABB Ltd.	Electrical Equipment	903	21,793
Adecco Group AG	Professional Services	78	4,931
[a] Alcon Inc.	Health Care Equipment & Supplies	234	13,242
Baloise Holding AG	Insurance	24	4,337
Banque Cantonale Vaudoise	Banks	1	816
Barry Callebaut AG	Food Products	1	2,208
Chocoladefabriken Lindt & Spruengli AG	Food Products	1	7,761
Clariant AG	Chemicals	107	2,387
Coca-Cola HBC AG	Beverages	95	3,228
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	258	20,265
Credit Suisse Group AG	Capital Markets	1,276	17,268
DKSH Holding AG	Professional Services	18	980
Dufry AG	Specialty Retail	14	1,388
EMS-Chemie Holding AG	Chemicals	4	2,629
Flughafen Zurich AG	Transportation Infrastructure	10	1,825
Geberit AG	Building Products	18	10,097
Georg Fischer AG	Machinery	2	2,030
Givaudan AG	Chemicals	5	15,650
Glencore PLC	Metals & Mining	5,461	17,026
Helvetia Holding AG	Insurance	17	2,402
Julius Baer Group Ltd.	Capital Markets	108	5,569
Kuehne + Nagel International AG	Marine	25	4,213
LafargeHolcim Ltd., B	Construction Materials	257	14,252
	Technology Hardware, Storage &
Logitech International SA	Peripherals	76	3,597
Lonza Group AG	Life Sciences Tools & Services	37	13,496
Nestle SA	Food Products	1,468	158,844
Novartis AG	Pharmaceuticals	1,070	101,547
OC Oerlikon Corp. AG	Machinery	103	1,208
Pargesa Holding SA, B	Diversified Financial Services	20	1,662
Partners Group Holding AG	Capital Markets	8	7,331
PSP Swiss Property AG	Real Estate Management & Development	20	2,759
Roche Holding AG	Pharmaceuticals	13	4,129
Roche Holding AG	Pharmaceuticals	354	114,789
Schindler Holding AG	Machinery	10	2,450
Schindler Holding AG, PC	Machinery	21	5,339
SGS SA	Professional Services	3	8,213

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Sika AG	Chemicals	69	12,958
Sonova Holding AG	Health Care Equipment & Supplies	27	6,176
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	318	8,556
Straumann Holding AG	Health Care Equipment & Supplies	5	4,907
Sulzer AG	Machinery	10	1,115
Swatch Group AG	Textiles, Apparel & Luxury Goods	14	3,904
Swatch Group AG	Textiles, Apparel & Luxury Goods	24	1,268
Swiss Life Holding AG	Insurance	17	8,529
Swiss Prime Site AG	Real Estate Management & Development	39	4,507
Swiss Re AG	Insurance	141	15,828
Swisscom AG	Diversified Telecommunication Services	13	6,882
Temenos AG	Software	30	4,746
UBS Group AG	Capital Markets	1,748	22,068
Vifor Pharma AG	Pharmaceuticals	22	4,013
Zurich Insurance Group AG	Insurance	74	30,346
			737,464
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	44	1,030

United Kingdom 26.3%
3i Group PLC	Capital Markets	484	7,040
Admiral Group PLC	Insurance	99	3,028
Anglo American PLC	Metals & Mining	635	18,280
Antofagasta PLC	Metals & Mining	179	2,174
Ashmore Group PLC	Capital Markets	192	1,318
Ashtead Group PLC	Trading Companies & Distributors	232	7,419
Associated British Foods PLC	Food Products	175	6,023
AstraZeneca PLC	Pharmaceuticals	661	66,611
Auto Trader Group PLC	Interactive Media & Services	440	3,466
AVEVA Group PLC	Software	33	2,035
Aviva PLC	Insurance	1,915	10,622
B&M European Value Retail SA	Multiline Retail	416	2,257
Babcock International Group PLC	Commercial Services & Supplies	132	1,101
BAE Systems PLC	Aerospace & Defense	1,631	12,203
Barclays PLC	Banks	8,644	20,571
Barratt Developments PLC	Household Durables	513	5,074
Bellway PLC	Household Durables	64	3,228
BHP Group PLC	Metals & Mining	1,044	24,574
BP PLC	Oil, Gas & Consumable Fuels	10,034	62,688
British American Tobacco PLC	Tobacco	1,147	49,102
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	475	4,020
BT Group PLC	Diversified Telecommunication Services	4,341	11,067
Bunzl PLC	Trading Companies & Distributors	165	4,514
Burberry Group PLC	Textiles, Apparel & Luxury Goods	203	5,930
Centrica PLC	Multi-Utilities	2,863	3,387
Cineworld Group PLC	Entertainment	531	1,541
CNH Industrial NV	Machinery	495	5,440
Cobham PLC	Aerospace & Defense	1,261	2,744
Compass Group PLC	Hotels, Restaurants & Leisure	801	20,055
ConvaTec Group PLC	Health Care Equipment & Supplies	758	1,993
Croda International PLC	Chemicals	60	4,070
DCC PLC	Industrial Conglomerates	49	4,248
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	53	2,816
Diageo PLC	Beverages	1,162	49,267
Direct Line Insurance Group PLC	Insurance	708	2,931
DS Smith PLC	Containers & Packaging	645	3,283
easyJet PLC	Airlines	96	1,812
Experian PLC	Professional Services	456	15,416
Ferguson PLC	Trading Companies & Distributors	115	10,436
Fiat Chrysler Automobiles NV	Automobiles	561	8,309

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Fresnillo PLC	Metals & Mining	93	789
G4S PLC	Commercial Services & Supplies	741	2,140
GlaxoSmithKline PLC	Pharmaceuticals	2,466	58,117
GVC Holdings PLC	Hotels, Restaurants & Leisure	292	3,420
	Electronic Equipment, Instruments &
Halma PLC	Components	191	5,354
Hargreaves Lansdown PLC	Capital Markets	131	3,358
Hikma Pharmaceuticals PLC	Pharmaceuticals	73	1,925
Hiscox Ltd.	Insurance	135	2,547
Howden Joinery Group PLC	Trading Companies & Distributors	275	2,450
HSBC Holdings PLC	Banks	10,200	79,980
IMI PLC	Machinery	136	2,124
Imperial Brands PLC	Tobacco	474	11,736
Inchcape PLC	Distributors	212	1,983
Informa PLC	Media	629	7,141
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	91	6,278
International Consolidated Airlines Group SA	Airlines	271	2,244
Intertek Group PLC	Professional Services	81	6,279
ITV PLC	Media	1,874	3,749
J Sainsbury PLC	Food & Staples Retailing	821	2,500
JD Sports Fashion PLC	Specialty Retail	190	2,108
John Wood Group PLC	Energy Equipment & Services	316	1,668
Johnson Matthey PLC	Chemicals	93	3,691
[a] Just Eat PLC	Internet & Direct Marketing Retail	281	3,108
Kingfisher PLC	Specialty Retail	1,035	2,975
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	368	4,826
Legal & General Group PLC	Insurance	2,983	11,974
Lloyds Banking Group PLC	Banks	35,171	29,121
London Stock Exchange Group PLC	Capital Markets	158	16,222
[a] M&G PLC	Diversified Financial Services	1,273	4,000
Marks & Spencer Group PLC	Multiline Retail	1,027	2,905
Meggitt PLC	Aerospace & Defense	380	3,306
Melrose Industries PLC	Electrical Equipment	2,441	7,764
Micro Focus International PLC	Software	159	2,241
Mondi PLC	Paper & Forest Products	244	5,729
National Grid PLC	Multi-Utilities	1,755	21,954
Next PLC	Multiline Retail	63	5,857
[a] Ocado Group PLC	Internet & Direct Marketing Retail	227	3,846
Pearson PLC	Media	389	3,283
Pennon Group PLC	Water Utilities	218	2,960
Persimmon PLC	Household Durables	161	5,748
Phoenix Group Holdings PLC	Insurance	276	2,739
Prudential PLC	Insurance	1,315	25,242
Quilter PLC	Capital Markets	989	2,110
Reckitt Benckiser Group PLC	Household Products	316	25,657
RELX PLC	Professional Services	949	23,956
	Electronic Equipment, Instruments &
Renishaw PLC	Components	19	948
Rentokil Initial PLC	Commercial Services & Supplies	936	5,617
Rightmove PLC	Interactive Media & Services	437	3,668
Rolls-Royce Holdings PLC	Aerospace & Defense	860	7,784
Royal Bank of Scotland Group PLC	Banks	2,301	7,325
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	2,114	62,592
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,896	56,250
RSA Insurance Group PLC	Insurance	500	3,746
Schroders PLC	Capital Markets	53	2,341
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	550	6,537
Severn Trent PLC	Water Utilities	121	4,031
Smith & Nephew PLC	Health Care Equipment & Supplies	444	10,779
Smiths Group PLC	Industrial Conglomerates	201	4,492
Spirax-Sarco Engineering PLC	Machinery	36	4,240
SSE PLC	Electric Utilities	526	10,024

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

St. James's Place Capital PLC	Capital Markets	268	4,134
Standard Chartered PLC	Banks	1,341	12,656
Standard Life Aberdeen PLC	Capital Markets	1,151	5,003
Subsea 7 SA	Energy Equipment & Services	125	1,493
Tate & Lyle PLC	Food Products	235	2,367
Taylor Wimpey PLC	Household Durables	1,621	4,153
TechnipFMC PLC	Energy Equipment & Services	226	4,797
Tesco PLC	Food & Staples Retailing	4,912	16,606
The Berkeley Group Holdings PLC	Household Durables	58	3,733
The Sage Group PLC	Software	555	5,507
Travis Perkins PLC	Trading Companies & Distributors	132	2,801
Unilever NV	Personal Products	732	42,094
Unilever PLC	Personal Products	548	31,583
United Utilities Group PLC	Water Utilities	342	4,274
Virgin Money UK PLC	Banks	641	1,601
Vodafone Group PLC	Wireless Telecommunication Services	13,450	26,150
Weir Group PLC	Machinery	125	2,500
Whitbread PLC	Hotels, Restaurants & Leisure	66	4,237
William Morrison Supermarkets PLC	Food & Staples Retailing	1,081	2,861
WPP PLC	Media	626	8,844
			1,278,965
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	76	3,669

Total Common Stocks and Other Equity Interests (Cost $5,066,556)			4,842,921
Preferred Stocks 0.8%
Germany 0.8%
[d] Bayerische Motoren Werke AG, 6.394%, pfd.	Automobiles	25	1,545
[d] Fuchs Petrolub SE, 2.151%, pfd.	Chemicals	36	1,785
[d] Henkel AG & Co. KGaA, 2.007%, pfd.	Household Products	87	9,004
[d] Porsche Automobil Holding SE, 3.316%, pfd.	Automobiles	79	5,909
[d] Sartorius AG, 0.325%, pfd.	Health Care Equipment & Supplies	16	3,427
[d] Volkswagen AG, 2.758%, pfd.	Automobiles	93	18,398

Total Preferred Stocks (Cost $45,120)			40,068
Short Term Investments (Cost $42,063) 0.9%
United States 0.9%
[e,f] Institutional Fiduciary Trust Portfolio, 1.26%	Money Market Funds	42,063	42,063

Total Investments (Cost $5,153,739) 101.3%			4,925,052

Other Assets, less Liabilities (1.3)%			(61,731)
Net Assets 100.0%			$4,863,321

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $21,244, representing 0.4% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $2,139, representing 0.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	972,700	$146,119	1/03/20	$—	$(2)
Danish Krone	BOFA	Sell	972,700	143,945	1/03/20	—	(2,172)
Euro	BOFA	Buy	762,533	855,956	1/03/20	—	(13)
Euro	UBSW	Buy	762,533	855,960	1/03/20	—	(17)
Euro	HSBK	Buy	762,533	855,957	1/03/20	—	(13)
Euro	HSBK	Sell	762,533	842,851	1/03/20	—	(13,092)
Euro	BOFA	Sell	762,533	842,854	1/03/20	—	(13,089)
Euro	UBSW	Sell	762,533	842,850	1/03/20	—	(13,093)
Great British Pound	BOFA	Buy	1,040,500	1,378,422	1/03/20	—	(19)
Great British Pound	BOFA	Sell	1,040,500	1,347,782	1/03/20	—	(30,622)
Norwegian Krone	BOFA	Buy	493,000	56,104	1/03/20	—	(1)
Norwegian Krone	BOFA	Sell	493,000	53,555	1/03/20	—	(2,549)
Polish Zloty	BOFA	Buy	99,300	26,220	1/03/20	—	(1)
Polish Zloty	BOFA	Sell	99,300	25,385	1/03/20	—	(834)
Swedish Krona	BOFA	Buy	2,034,900	217,383	1/03/20	—	(3)
Swedish Krona	BOFA	Sell	2,034,900	213,054	1/03/20	—	(4,326)
Swiss Franc	MSCO	Buy	724,800	748,683	1/06/20	—	(193)
Swiss Franc	MSCO	Sell	724,800	727,561	1/06/20	—	(20,929)
Danish Krone	BOFA	Sell	931,800	140,279	2/04/20	—	—
Euro	UBSW	Sell	724,200	814,545	2/04/20	2	—
Euro	BOFA	Sell	724,200	814,551	2/04/20	7	—
Euro	HSBK	Sell	724,200	814,527	2/04/20	—	(16)
Great British Pound	BOFA	Sell	990,700	1,313,651	2/04/20	8	—
Norwegian Krone	BOFA	Sell	467,200	53,177	2/04/20	1	—
Polish Zloty	BOFA	Sell	91,900	24,267	2/04/20	—	(1)
Swedish Krona	BOFA	Sell	1,954,500	209,120	2/04/20	4	—
Swiss Franc	MSCO	Sell	681,500	705,409	2/04/20	191	—
Total Forward Exchange Contracts						$213	$(100,985)
Net unrealized appreciation (depreciation)							$(100,772)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index		Long	1	$41,858	3/20/20	$(282)
*As of period end.

Abbreviations

Selected Portfolio

BOFA	- Bank of America Corp.
GDR	- Global Depositary Receipt
HSBK	- HSBC Bank PLC
IDR	- International Depositary Receipt
MSCO	- Morgan Stanley
REIT	- Real Estate Investment Trust
UBSW	- UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE France ETF	Industry	Shares		Value
Common Stocks 100.0%
France 97.4%
Accor SA	Hotels, Restaurants & Leisure		456	$21,370
Aeroports de Paris SA	Transportation Infrastructure		69	13,639
[a] Air France-KLM	Airlines		462	5,146
Air Liquide SA	Chemicals		1,116	158,092
Airbus SE	Aerospace & Defense		1,326	194,211
[b] ALD SA, 144A	Road & Rail		198	3,076
Alstom SA	Machinery		441	20,905
Amundi SA	Capital Markets		138	10,828
Arkema SA	Chemicals		174	18,496
Atos SE	IT Services		228	19,021
AXA SA	Insurance		4,629	130,473
Biomerieux	Health Care Equipment & Supplies		99	8,818
BNP Paribas SA	Banks		2,607	154,599
Bollore	Entertainment		2,367	10,336
Bouygues SA	Construction & Engineering		498	21,175
Bureau Veritas SA	Professional Services		663	17,310
Capgemini SE	IT Services		375	45,840
Carrefour SA	Food & Staples Retailing		1,380	23,158
Casino Guichard-Perrachon SA	Food & Staples Retailing		132	6,179
Cie Generale des Etablissements Michelin SCA	Auto Components		426	52,170
CNP Assurances	Insurance		381	7,583
Compagnie de Saint-Gobain	Building Products		1,173	48,059
Covivio	Equity Real Estate Investment Trusts (REITs)		111	12,609
Credit Agricole SA	Banks		2,763	40,086
Danone SA	Food Products		1,443	119,701
Dassault Aviation SA	Aerospace & Defense		6	7,880
Dassault Systemes	Software		318	52,312
Edenred	Commercial Services & Supplies		585	30,272
EDF SA	Electric Utilities		1,236	13,774
Eiffage SA	Construction & Engineering		180	20,609
Elis SA	Commercial Services & Supplies		528	10,965
Engie SA	Multi-Utilities		3,987	64,446
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		708	107,924
Eurazeo SE	Diversified Financial Services		102	6,984
Eutelsat Communications SA	Media		444	7,222
Faurecia SE	Auto Components		177	9,543
Gecina SA	Equity Real Estate Investment Trusts (REITs)		126	22,573
Getlink SE	Transportation Infrastructure		1,089	18,959
Hermes International	Textiles, Apparel & Luxury Goods		75	56,086
ICADE	Equity Real Estate Investment Trusts (REITs)		78	8,497
Iliad SA	Diversified Telecommunication Services		57	7,393
Imerys SA	Construction Materials		87	3,680
	Electronic Equipment, Instruments &
Ingenico Group SA	Components		150	16,299
Ipsen SA	Pharmaceuticals		84	7,449
JCDecaux SA	Media		174	5,367
Kering SA	Textiles, Apparel & Luxury Goods		180	118,240
Klepierre SA	Equity Real Estate Investment Trusts (REITs)		459	17,440
L'Oreal SA	Personal Products		579	171,581
Lagardere SCA	Media		276	6,020
Legrand SA	Electrical Equipment		642	52,348
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		600	278,964
Natixis SA	Capital Markets		2,022	8,983
Orange SA	Diversified Telecommunication Services		4,617	67,995
Orpea	Health Care Providers & Services		108	13,857
Pernod Ricard SA	Beverages		510	91,252
Peugeot SA	Automobiles		1,308	31,273
Plastic Omnium SA	Auto Components		135	3,773
Publicis Groupe	Media		516	23,377

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Remy Cointreau SA	Beverages	60	7,375
Renault SA	Automobiles	441	20,880
Rexel SA	Trading Companies & Distributors	732	9,733
Rubis SCA	Gas Utilities	219	13,459
Safran SA	Aerospace & Defense	795	122,837
Sanofi	Pharmaceuticals	2,613	262,864
Sartorius Stedim Biotech	Life Sciences Tools & Services	57	9,450
Schneider Electric SE	Electrical Equipment	1,263	129,721
SCOR SE	Insurance	375	15,751
SEB SA	Household Durables	66	9,809
Societe BIC SA	Commercial Services & Supplies	60	4,176
Societe Generale SA	Banks	1,851	64,441
Sodexo SA	Hotels, Restaurants & Leisure	210	24,904
Suez	Multi-Utilities	882	13,351
Teleperformance	Professional Services	138	33,676
Thales SA	Aerospace & Defense	240	24,925
Total SA	Oil, Gas & Consumable Fuels	5,817	321,255
[a] Ubisoft Entertainment SA	Entertainment	219	15,138
Valeo SA	Auto Components	570	20,097
Veolia Environnement SA	Multi-Utilities	1,209	32,177
Vinci SA	Construction & Engineering	1,119	124,352
Vivendi SA	Entertainment	1,950	56,517
Wendel SA	Diversified Financial Services	66	8,779
[a,c] Worldline SA, Reg S	IT Services	255	18,076
			3,889,960
Luxembourg 0.7%
Eurofins Scientific SE	Life Sciences Tools & Services	27	14,978
SES SA, IDR	Media	846	11,870
			26,848
Netherlands 0.3%
[c] Euronext NV, Reg S	Capital Markets	147	11,988

Switzerland 1.0%

STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,518	40,844

United Kingdom 0.6%
TechnipFMC PLC	Energy Equipment & Services	1,107	23,498

Total Investments (Cost $3,714,347) 100.0%			3,993,138

Other Assets, less Liabilities 0.0%†			377
Net Assets 100.0%			$3,993,515

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At December 31, 2019, the value of this security was $3,076, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $30,064, representing 0.8% of net assets.

Abbreviations

Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.0%
Germany 93.3%
1&1 Drillisch AG	Wireless Telecommunication Services	160	$4,109
Adidas AG	Textiles, Apparel & Luxury Goods	664	215,999
Allianz SE	Insurance	1,428	350,080
Aroundtown SA	Real Estate Management & Development	3,052	27,352
BASF SE	Chemicals	3,148	237,990
Bayer AG	Pharmaceuticals	3,208	262,187
Bayerische Motoren Werke AG	Automobiles	1,104	90,638
Beiersdorf AG	Personal Products	344	41,182
Brenntag AG	Trading Companies & Distributors	532	28,951
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	124	15,826
Commerzbank AG	Banks	3,576	22,146
Continental AG	Auto Components	372	48,129
Covestro AG	Chemicals	588	27,358
Daimler AG	Automobiles	2,772	153,618
[a] Delivery Hero SE	Internet & Direct Marketing Retail	376	29,780
Deutsche Bank AG	Capital Markets	7,020	54,506
Deutsche Boerse AG	Capital Markets	632	99,425
Deutsche Lufthansa AG	Airlines	812	14,957
Deutsche Post AG	Air Freight & Logistics	3,348	127,814
Deutsche Telekom AG	Diversified Telecommunication Services	11,104	181,604
Deutsche Wohnen AG	Real Estate Management & Development	1,228	50,202
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	120	4,270
E.ON SE	Multi-Utilities	7,460	79,752
Evonik Industries AG	Chemicals	572	17,471
Fielmann AG	Specialty Retail	84	6,789
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	10,548
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	720	53,309
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,400	78,858
Fuchs Petrolub SE	Chemicals	116	5,202
GEA Group AG	Machinery	564	18,663
Grenkeleasing AG	Consumer Finance	92	9,527
Hannover Rueck SE	Insurance	208	40,229
Hapag-Lloyd AG	Marine	92	7,900
HeidelbergCement AG	Construction Materials	512	37,334
Hella GmbH & Co. KGaA	Auto Components	152	8,418
Henkel AG & Co. KGaA	Household Products	348	32,813
Hochtief AG	Construction & Engineering	68	8,679
Hugo Boss AG	Textiles, Apparel & Luxury Goods	212	10,295
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	4,284	97,666
K+S AG	Chemicals	656	8,185
KION Group AG	Machinery	244	16,861
Knorr-Bremse AG	Machinery	164	16,706
Lanxess AG	Chemicals	288	19,339
LEG Immobilien AG	Real Estate Management & Development	236	27,961
Merck KGaA	Pharmaceuticals	444	52,505
METRO AG	Food & Staples Retailing	576	9,278
MTU Aero Engines AG	Aerospace & Defense	176	50,299
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	496	146,428
Nemetschek AG	Software	188	12,409
Osram Licht AG	Electrical Equipment	256	12,687
ProSiebenSat.1 Media SE	Media	660	10,305
Puma SE	Textiles, Apparel & Luxury Goods	280	21,482
Rational AG	Machinery	12	9,658
Rheinmetall AG	Industrial Conglomerates	148	17,012
[a,b] Rocket Internet SE, 144A	Internet & Direct Marketing Retail	220	5,458
RWE AG	Multi-Utilities	1,968	60,418
SAP SE	Software	3,332	450,017

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[c] Scout24 AG, Reg S	Interactive Media & Services	372	24,616
Siemens AG	Industrial Conglomerates	2,604	340,645
Siemens Healthineers AG	Health Care Equipment & Supplies	448	21,533
Suedzucker AG	Food Products	268	4,937
Symrise AG	Chemicals	432	45,485
[a] Talanx AG	Insurance	132	6,546
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,284	6,625
thyssenkrupp AG	Metals & Mining	1,592	21,516
[a] Traton SE	Machinery	172	4,617
	Independent Power and Renewable
Uniper SE	Electricity Producers	672	22,260
United Internet AG	Diversified Telecommunication Services	396	13,015
Volkswagen AG	Automobiles	108	21,003
Vonovia SE	Real Estate Management & Development	1,868	100,648
Wacker Chemie AG	Chemicals	52	3,948
Wirecard AG	IT Services	392	47,302
[a] Zalando SE	Internet & Direct Marketing Retail	512	25,966
			4,269,246
Luxembourg 0.1%
RTL Group SA	Media	132	6,516

Netherlands 0.6%
[a] QIAGEN NV	Life Sciences Tools & Services	756	25,849

Total Common Stocks (Cost $4,328,434)			4,301,611
Preferred Stocks 6.0%
Germany 6.0%
[d] Bayerische Motoren Werke AG, 6.394%, pfd.	Automobiles	192	11,864
[d] Fuchs Petrolub SE, 2.151%, pfd.	Chemicals	240	11,897
[d] Henkel AG & Co. KGaA, 2.007%, pfd.	Household Products	600	62,097
[d] Porsche Automobil Holding SE, 3.316%, pfd.	Automobiles	528	39,496
[d] Sartorius AG, 0.325%, pfd.	Health Care Equipment & Supplies	116	24,844
[d] Volkswagen AG, 2.758%, pfd.	Automobiles	632	125,028

Total Preferred Stocks (Cost $269,890)			275,226
Total Investments (Cost $4,598,324) 100.0%			4,576,837

Other Assets, less Liabilities 0.0%†			1,491
Net Assets 100.0%			$4,578,328

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $9,728, representing 0.2% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2019, the value of this security was $24,616, representing 0.5% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.7%
Cambodia 0.4%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	50,000	$87,271

China 8.9%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	22,500	196,360
[a] Budweiser Brewing Co. APAC Ltd.	Beverages	39,500	133,326
China Mengniu Dairy Co. Ltd.	Food Products	89,000	359,801
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	80,000	14,169
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	100,000	19,379
Kerry Logistics Network Ltd.	Air Freight & Logistics	18,500	31,768
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	250,000	167,805
Minth Group Ltd.	Auto Components	23,050	81,352
[a] MMG Ltd.	Metals & Mining	80,000	24,025
Nexteer Automotive Group Ltd.	Auto Components	25,000	22,652
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	100,000	153,238
Shougang Fushan Resources Group Ltd.	Metals & Mining	120,000	25,873
Shui On Land Ltd.	Real Estate Management & Development	117,500	25,787
Tingyi Cayman Islands Holding Corp.	Food Products	64,000	109,243
Towngas China Co. Ltd.	Gas Utilities	35,000	24,256
Uni-President China Holdings Ltd.	Food Products	40,000	41,993
Want Want China Holdings Ltd.	Food Products	180,000	168,177
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	112,000	79,489
			1,678,693
Hong Kong 82.9%
AIA Group Ltd.	Insurance	353,000	3,705,870
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	10,000	138,736
BOC Hong Kong (Holdings) Ltd.	Banks	120,000	416,592
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	23,692
Cathay Pacific Airways Ltd.	Airlines	20,000	29,570
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	65,000	42,962
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	35,000	33,465
CK Asset Holdings Ltd.	Real Estate Management & Development	89,500	646,112
CK Hutchison Holdings Ltd.	Industrial Conglomerates	89,000	848,674
CK Infrastructure Holdings Ltd.	Electric Utilities	21,000	149,446
CLP Holdings Ltd.	Electric Utilities	54,500	572,852
Dah Sing Banking Group Ltd.	Banks	12,000	16,048
Dah Sing Financial Group	Banks	4,000	15,760
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	10,000	57,100
Guotai Junan International holdings Ltd.	Capital Markets	110,000	19,482
Haitong International Securities Group Ltd.	Capital Markets	85,000	25,854
Hang Lung Group Ltd.	Real Estate Management & Development	30,000	74,155
Hang Lung Properties Ltd.	Real Estate Management & Development	67,000	147,039
Hang Seng Bank Ltd.	Banks	24,000	495,906
Henderson Land Development Co. Ltd.	Real Estate Management & Development	43,000	211,087
Hong Kong and China Gas Co. Ltd.	Gas Utilities	327,000	638,741
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	41,800	1,357,247
Hongkong Land Holdings Ltd.	Real Estate Management & Development	38,500	221,375
Huabao International Holdings Ltd.	Chemicals	30,000	11,012
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	40,000	8,060
Hysan Development Co. Ltd.	Real Estate Management & Development	20,000	78,416
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	7,100	394,760
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	6,000	183,900

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Johnson Electric Holdings Ltd.	Electrical Equipment	12,500	28,427
Kerry Properties Ltd.	Real Estate Management & Development	20,000	63,528
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	190,000	20,727
Lifestyle International Holdings Ltd.	Multiline Retail	15,000	17,210
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	70,000	741,164
Melco International Development Ltd.	Hotels, Restaurants & Leisure	25,000	70,266
MTR Corp. Ltd.	Road & Rail	47,500	280,728
New World Development Co. Ltd.	Real Estate Management & Development	190,000	260,428
NWS Holdings Ltd.	Industrial Conglomerates	47,000	65,869
PCCW Ltd.	Diversified Telecommunication Services	140,000	82,831
Power Assets Holdings Ltd.	Electric Utilities	45,000	329,192
Sa Sa International Holdings Ltd.	Specialty Retail	40,000	9,035
Samsonite International SA	Textiles, Apparel & Luxury Goods	43,500	104,398
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	40,000	41,787
Shun Tak Holdings Ltd.	Industrial Conglomerates	60,000	28,645
Sino Land Co. Ltd.	Real Estate Management & Development	110,000	159,809
Sun Art Retail Group Ltd.	Food & Staples Retailing	72,500	87,929
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	47,500	727,271
Swire Pacific Ltd., A	Real Estate Management & Development	17,500	162,607
Swire Pacific Ltd., B	Real Estate Management & Development	30,000	44,893
Swire Properties Ltd.	Real Estate Management & Development	35,000	116,116
Techtronic Industries Co. Ltd.	Machinery	41,000	334,396
Television Broadcasts Ltd.	Media	9,500	14,923
The Bank of East Asia Ltd.	Banks	42,000	93,791
The Wharf Holdings Ltd.	Real Estate Management & Development	40,000	101,748
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	260,000	52,722
Vitasoy International Holdings Ltd.	Food Products	26,000	94,266
VTech Holdings Ltd.	Communications Equipment	5,500	54,352
[b] WH Group Ltd., Reg S	Food Products	280,000	289,278
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	40,000	244,103
Wheelock and Co. Ltd.	Real Estate Management & Development	26,800	178,683
Xinyi Glass Holdings Ltd.	Auto Components	70,000	92,713
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,500	66,416
			15,624,164
Indonesia 0.1%
First Pacific Co. Ltd.	Diversified Financial Services	80,000	27,208

Italy 0.4%
Prada SpA	Textiles, Apparel & Luxury Goods	17,000	70,253

Luxembourg 0.2%
L'Occitane International SA	Personal Products	15,000	35,537

Macau 6.3%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	71,000	523,037
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	55,000	7,694
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	26,000	42,445
Sands China Ltd.	Hotels, Restaurants & Leisure	80,000	427,629
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	60,000	68,303

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Wynn Macau Ltd.	Hotels, Restaurants & Leisure	48,000	118,278
			1,187,386
Singapore 0.4%
BOC Aviation Ltd.	Trading Companies & Distributors	7,000	71,197
Taiwan 0.1%
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	35,000	11,769
Total Investments (Cost $18,183,176) 99.7%			18,793,478
Other Assets, less Liabilities 0.3%			49,218
Net Assets 100.0%			$18,842,696

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2019, the value of this security was $289,278, representing 1.5% of net assets.

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	1	$36,282	1/30/20	$386
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 100.8%
India 100.8%
[a] 3M India Ltd.	Industrial Conglomerates	56	$16,715
ABB India Ltd.	Electrical Equipment	1,456	26,217
ABB Power Products & Systems India Ltd.	Electrical Equipment	291	2,999
ACC Ltd.	Construction Materials	1,260	25,519
Adani Enterprises Ltd.	Trading Companies & Distributors	7,406	21,618
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	19,459	99,778
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	26,460	22,909
[a] Adani Transmissions Ltd.	Electric Utilities	7,868	36,530
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	15,764	22,681
Alkem Laboratories Ltd.	Pharmaceuticals	1,148	32,390
Ambuja Cements Ltd.	Construction Materials	21,966	60,394
Ashok Leyland Ltd.	Machinery	33,208	37,917
Asian Paints Ltd.	Chemicals	8,176	204,457
AU Small Finance Bank Ltd.	Banks	4,074	45,838
Aurobindo Pharma Ltd.	Pharmaceuticals	7,532	48,208
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	3,332	85,816
Axis Bank Ltd.	Banks	55,930	590,892
Bajaj Auto Ltd.	Automobiles	2,464	109,947
Bajaj Finance Ltd.	Consumer Finance	5,096	302,337
Bajaj Finserv Ltd.	Insurance	1,085	142,786
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	756	36,081
Bandhan Bank Ltd	Banks	10,969	78,105
[a] Bank of Baroda	Banks	21,658	30,919
[a] Bank of India	Banks	8,414	8,299
Berger Paints India Ltd.	Chemicals	6,622	47,829
Bharat Electronics Ltd.	Aerospace & Defense	16,436	23,038
Bharat Forge Ltd.	Auto Components	5,264	35,631
Bharat Heavy Electricals Ltd.	Electrical Equipment	23,912	14,556
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	28,350	195,234
Bharti Airtel Ltd.	Wireless Telecommunication Services	46,568	297,370
Bharti Infratel Ltd.	Diversified Telecommunication Services	24,388	86,272
Biocon Ltd.	Biotechnology	7,980	32,835
Bosch Ltd.	Auto Components	199	42,864
Britannia Industries Ltd.	Food Products	1,638	69,483
Cadila Healthcare Ltd.	Pharmaceuticals	6,860	24,440
[a] Canara Bank Ltd.	Banks	4,340	13,459
Castrol India Ltd.	Chemicals	13,846	25,082
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	5,334	22,830
Cipla Ltd.	Pharmaceuticals	9,086	60,872
Coal India Ltd.	Oil, Gas & Consumable Fuels	41,202	121,999
Colgate-Palmolive India Ltd.	Personal Products	1,848	37,875
Container Corp. of India Ltd.	Road & Rail	5,880	47,112
Cummins India Ltd.	Machinery	1,890	14,586
Dabur India Ltd.	Personal Products	15,050	96,653
[a] Dalmia Bharat Ltd.	Construction Materials	1,302	14,598
Divi's Laboratories Ltd.	Life Sciences Tools & Services	2,268	58,649
DLF Ltd.	Real Estate Management & Development	16,800	54,346
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	2,310	93,029
Eicher Motors Ltd.	Automobiles	378	119,235
Emami Ltd.	Personal Products	3,122	13,555
	Equity Real Estate Investment Trusts
[a] Embassy Office Parks REIT	(REITs)	4,400	26,088
Exide Industries Ltd.	Auto Components	5,810	15,181
Federal Bank Ltd.	Banks	41,664	51,337
[a] Future Retail Ltd.	Multiline Retail	5,810	27,818
GAIL India Ltd.	Gas Utilities	30,982	52,542
Gillette India Ltd.	Personal Products	224	20,639
GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	280	32,594

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	3,850	18,741
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	40,544	11,928
Godrej Consumer Products Ltd.	Personal Products	10,458	100,297
Godrej Industries Ltd.	Industrial Conglomerates	1,974	11,741
[a] Godrej Properties Ltd.	Real Estate Management & Development	1,736	24,037
Grasim Industries Ltd.	Construction Materials	9,128	95,100
Havell's India Ltd.	Electrical Equipment	6,818	61,815
HCL Technologies Ltd.	IT Services	30,674	244,135
HDFC Asset Management Co. Ltd.	Capital Markets	980	43,931
HDFC Life Insurance Co. Ltd.	Insurance	15,778	138,387
[a,b] Hemisphere Properties India Ltd.	Real Estate Management & Development	2,002	4,678
Hero Motocorp Ltd.	Automobiles	2,772	94,877
Hindalco Industries Ltd.	Metals & Mining	25,438	77,032
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	17,262	63,966
Hindustan Unilever Ltd.	Household Products	20,104	541,622
[a] Hindustan Zinc Ltd.	Metals & Mining	6,734	19,779
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	48,874	1,651,920
ICICI Bank Ltd.	Banks	18,312	138,254
[c] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	5,180	100,642
[c] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	8,680	58,669
[a] IDFC First Bank Ltd.	Banks	66,808	42,259
IDFC Ltd.	Diversified Financial Services	7,504	4,126
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	9,240	40,544
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	60,284	106,036
Info Edge India Ltd.	Interactive Media & Services	1,722	61,038
Infosys Ltd.	IT Services	105,056	1,076,123
[c] InterGlobe Aviation Ltd., Reg S	Airlines	2,730	51,004
ITC Ltd.	Tobacco	83,538	278,194
[a] Jindal Steel & Power Ltd.	Metals & Mining	11,662	27,399
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	10,976	10,664
JSW Steel Ltd.	Metals & Mining	33,418	126,433
Kansai Nerolac Paints Ltd.	Chemicals	3,640	26,602
L&T Finance Holdings Ltd.	Diversified Financial Services	13,412	22,276
[c] Larsen & Toubro Infotech Ltd., Reg S	IT Services	798	19,570
Larsen & Toubro Ltd.	Construction & Engineering	9,562	173,910
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	6,986	42,492
Lupin Ltd.	Pharmaceuticals	6,286	67,234
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	8,344	37,694
Mahindra & Mahindra Ltd.	Automobiles	16,520	123,024
Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	5,600	3,527
Marico Ltd.	Personal Products	12,810	61,306
Maruti Suzuki India Ltd.	Automobiles	3,430	354,090
Motherson Sumi Systems Ltd.	Auto Components	26,880	55,189
Mphasis Ltd.	IT Services	2,058	26,591
MRF Ltd.	Auto Components	28	26,020
Muthoot Finance Ltd.	Consumer Finance	2,758	29,422
Nestle India Ltd.	Food Products	658	136,299
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	67,340	22,595
NMDC Ltd.	Metals & Mining	20,734	37,443
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	67,425	112,457
Oberoi Realty Ltd.	Real Estate Management & Development	2,534	18,839
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	85,722	154,683
Oil India Ltd.	Oil, Gas & Consumable Fuels	7,434	15,940
[a] Oracle Financial Services Software Ltd.	Software	616	23,643
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	140	45,883
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	14,896	55,919
Pidilite Industries Ltd.	Chemicals	3,458	67,190
Piramal Enterprises Ltd.	Pharmaceuticals	2,618	55,881
Piramal Enterprises Ltd., rts.	Pharmaceuticals	347	1,087
[a] Power Finance Corp. Ltd.	Diversified Financial Services	17,850	29,484
Power Grid Corp. of India Ltd.	Electric Utilities	14,294	38,099

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Punjab National Bank Ltd.	Banks	26,306	23,716
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	3,948	37,022
[c] RBL Bank Ltd., Reg S	Banks	8,932	43,153
REC Ltd.	Diversified Financial Services	18,578	37,245
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	88,172	1,870,276
SBI Life Insurance Co. Ltd.	Insurance	10,556	142,209
Shree Cement Ltd.	Construction Materials	238	67,901
Shriram Transport Finance Co. Ltd.	Consumer Finance	4,760	78,097
Siemens Ltd.	Industrial Conglomerates	2,422	50,786
[a] State Bank of India	Banks	50,680	236,970
Steel Authority of India Ltd.	Metals & Mining	28,252	16,980
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	31,080	188,344
Sun TV Network Ltd.	Media	2,380	14,731
Tata Communications Ltd.	Diversified Telecommunication Services	1,852	10,299
Tata Consultancy Services Ltd.	IT Services	25,564	774,210
[a] Tata Motors Ltd.	Automobiles	28,588	74,155
[a] Tata Motors Ltd., A	Automobiles	10,654	11,493
Tata Power Co. Ltd.	Electric Utilities	27,174	21,510
Tata Steel Ltd.	Metals & Mining	7,630	50,460
Tech Mahindra Ltd.	IT Services	13,146	140,396
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	8,820	146,792
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	1,148	29,739
Torrent Power Ltd.	Electric Utilities	3,332	13,257
TVS Motor Co. Ltd.	Automobiles	3,248	21,316
UltraTech Cement Ltd.	Construction Materials	3,052	173,002
[a] Union Bank of India Ltd.	Banks	10,108	7,760
United Breweries Ltd.	Beverages	1,890	33,629
[a] United Spirits Ltd.	Beverages	8,428	70,792
UPL Ltd.	Chemicals	15,235	124,756
Vedanta Ltd.	Metals & Mining	47,278	100,977
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	233,842	20,148
Voltas Ltd.	Construction & Engineering	2,800	25,863
Whirlpool of India Ltd.	Household Durables	868	28,863
Wipro Ltd.	IT Services	38,766	133,496
[a] Wockhardt Ltd.	Pharmaceuticals	826	2,707
Yes Bank Ltd.	Banks	53,578	35,242
Zee Entertainment Enterprises Ltd.	Media	25,452	104,193
Total Investments (Cost $15,260,517) 100.8%			16,151,228

Other Assets, less Liabilities (0.8)%			(126,642)
Net Assets 100.0%			$16,024,586

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $273,038, representing 1.7% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
SGX Nifty 50	Long	1	$24,490	1/30/20	$(190)
*As of period end.
Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 100.0%
Italy 91.1%
A2A SpA	Multi-Utilities	52,960	$99,396
Amplifon SpA	Health Care Providers & Services	4,080	117,426
Assicurazioni Generali SpA	Insurance	39,230	810,036
Atlantia SpA	Transportation Infrastructure	16,050	374,555
Banca Mediolanum SpA	Diversified Financial Services	9,860	98,006
[a] Banco BPM SpA	Banks	52,010	118,397
Buzzi Unicem SpA	Construction Materials	2,300	57,960
Buzzi Unicem SpA, di Risp	Construction Materials	1,400	21,750
Davide Campari-Milano SpA	Beverages	19,000	173,606
DiaSorin SpA	Health Care Equipment & Supplies	770	99,743
Enel SpA	Electric Utilities	230,040	1,826,130
Eni SpA	Oil, Gas & Consumable Fuels	75,120	1,167,525
Ferrari NV	Automobiles	3,350	556,159
FinecoBank Banca Fineco SpA	Banks	20,860	250,310
Hera SpA	Multi-Utilities	27,940	122,314
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	8,220	80,551
Intesa Sanpaolo SpA	Banks	448,700	1,182,859
Italgas Reti SpA	Gas Utilities	16,790	102,602
Leonardo SpA	Aerospace & Defense	13,280	155,776
[a] Mediaset SpA	Media	10,780	32,187
Mediobanca Banca di Credito Finanziario SpA	Banks	27,520	303,166
Moncler SpA	Textiles, Apparel & Luxury Goods	6,260	281,566
[a] Nexi SpA	IT Services	8,590	119,371
Pirelli & C SpA	Auto Components	14,810	85,449
[b] Poste Italiane SpA, Reg S	Insurance	15,650	177,779
Prysmian SpA	Electrical Equipment	8,560	206,489
Recordati SpA	Pharmaceuticals	3,300	139,169
[a] Saipem SpA	Energy Equipment & Services	19,300	94,369
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	2,300	48,408
Snam SpA	Gas Utilities	74,780	393,345
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	363,760	227,190
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	206,190	126,324
Tenaris SA	Energy Equipment & Services	16,030	180,836
Terna Rete Elettrica Nazionale SpA	Electric Utilities	48,410	323,542
UniCredit SpA	Banks	67,550	987,239
Unione di Banche Italiane SpA	Banks	32,820	107,279
UnipolSai Assicurazioni SpA	Insurance	19,860	57,739
			11,306,548
Netherlands 2.2%
EXOR NV	Diversified Financial Services	3,580	277,601

United Kingdom 6.7%
CNH Industrial NV	Machinery	32,970	362,316
Fiat Chrysler Automobiles NV	Automobiles	31,790	470,818
			833,134
Total Investments (Cost $10,851,801) 100.0%			12,417,283

Other Assets, less Liabilities 0.0%†			(218)
Net Assets 100.0%			$12,417,065

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $258,330, representing 2.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.7%
Japan 99.7%
ABC-Mart Inc.	Specialty Retail	1,400	$95,845
Acom Co. Ltd.	Consumer Finance	21,000	96,039
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	11,200	634,847
AEON Co. Ltd.	Food & Staples Retailing	39,200	813,578
AEON Financial Service Co. Ltd.	Consumer Finance	7,000	111,240
AEON Mall Co. Ltd.	Real Estate Management & Development	7,000	124,831
AGC Inc.	Building Products	9,800	354,396
Aica Kogyo Co. Ltd.	Building Products	2,800	93,398
AIN Holdings Inc.	Food & Staples Retailing	1,400	89,275
Air Water Inc.	Chemicals	8,400	123,672
Aisin Seiki Co. Ltd.	Auto Components	9,800	367,021
Ajinomoto Co. Inc.	Food Products	26,600	444,251
Alfresa Holdings Corp.	Health Care Providers & Services	9,800	200,915
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	11,200	256,824
Amada Holdings Co. Ltd.	Machinery	18,200	209,340
	Electronic Equipment, Instruments &
Amano Corp.	Components	4,200	128,889
ANA Holdings Inc.	Airlines	5,600	187,672
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	7,000	139,646
Aozora Bank Ltd.	Banks	7,000	186,216
Ariake Japan Co. Ltd.	Food Products	1,000	74,810
Asahi Group Holdings Ltd.	Beverages	21,000	962,899
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	9,800	288,567
Asahi Kasei Corp.	Chemicals	70,000	794,847
Asics Corp.	Textiles, Apparel & Luxury Goods	9,800	163,762
ASKUL Corp.	Internet & Direct Marketing Retail	1,400	42,512
Astellas Pharma Inc.	Pharmaceuticals	105,000	1,806,763
Autobacs Seven Co. Ltd.	Specialty Retail	2,800	44,316
	Electronic Equipment, Instruments &
Azbil Corp.	Components	7,000	198,712
Bandai Namco Holdings Inc.	Leisure Equipment & Products	11,200	683,388
Benefit One Inc.	Professional Services	2,800	58,254
Benesse Holdings Inc.	Diversified Consumer Services	4,200	111,072
BIC CAMERA Inc.	Specialty Retail	8,400	96,309
Bridgestone Corp.	Auto Components	32,200	1,205,926
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	12,600	263,304
Calbee Inc.	Food Products	4,200	137,391
	Technology Hardware, Storage &
CANON Inc.	Peripherals	56,000	1,538,937
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	2,800	65,443
Capcom Co. Ltd.	Entertainment	5,600	156,135
Casio Computer Co. Ltd.	Household Durables	12,600	254,029
Central Japan Railway Co.	Road & Rail	10,000	2,024,385
Chubu Electric Power Co. Inc.	Electric Utilities	39,200	556,032
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	11,800	1,094,493
Chuo Mitsui Trust Holdings Inc.	Banks	21,000	838,068
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	15,400	84,599
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	8,400	215,729
COMSYS Holdings Corp.	Construction & Engineering	7,000	201,932
Concordia Financial Group Ltd.	Banks	63,000	262,029
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	4,200	97,198
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	500	103,796
Credit Saison Co. Ltd.	Consumer Finance	8,400	146,937

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

CyberAgent Inc.	Media	5,600	196,586
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	16,800	457,585
Daicel Corp.	Chemicals	15,400	148,651
Daido Steel Co. Ltd.	Metals & Mining	1,400	61,900
Daifuku Co. Ltd.	Machinery	5,600	343,188
Daiichi Sankyo Co. Ltd.	Leisure Equipment & Products	35,000	2,327,858
Daiichikosho Co. Ltd.	Entertainment	2,800	147,633
Daikin Industries Ltd.	Building Products	14,600	2,075,638
Daishi Hokuetsu Financial Group Inc.	Banks	2,800	78,583
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	3,708	459,939
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	36,400	1,135,459
Daiwa Securities Group Inc.	Capital Markets	84,000	427,440
DeNA Co. Ltd.	Entertainment	5,600	90,435
Denka Co. Ltd.	Chemicals	4,200	126,377
Denso Corp.	Auto Components	25,200	1,151,536
Dentsu Inc.	Media	12,600	437,681
DIC Corp.	Chemicals	4,200	117,295
	Semiconductors & Semiconductor
Disco Corp.	Equipment	1,567	373,456
DMG Mori Co. Ltd.	Machinery	5,600	87,085
Dowa Holdings Co. Ltd.	Metals & Mining	2,800	104,992
East Japan Railway Co.	Road & Rail	20,400	1,850,501
EBARA Corp.	Machinery	5,600	171,337
Eisai Co. Ltd.	Pharmaceuticals	14,700	1,109,720
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	9,800	238,699
Ezaki Glico Co. Ltd.	Food Products	2,800	125,346
FamilyMart Co. Ltd.	Food & Staples Retailing	12,600	304,348
Fancl Corp.	Personal Products	4,200	112,541
FANUC Corp.	Machinery	11,200	2,095,201
Fast Retailing Co. Ltd.	Specialty Retail	2,800	1,674,718
FP Corp.	Containers & Packaging	1,400	83,607
Fuji Electric Co. Ltd.	Electrical Equipment	7,000	215,459
Fuji Media Holdings Inc.	Media	2,800	40,090
Fuji Oil Holdings Inc.	Food Products	2,800	75,646
Fuji Seal International Inc.	Containers & Packaging	2,800	62,428
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	19,600	943,253
Fujikura Ltd.	Electrical Equipment	15,400	64,052
Fujitsu General Ltd.	Household Durables	2,800	63,356
Fujitsu Ltd.	IT Services	10,400	982,820
Fukuoka Financial Group Inc.	Banks	8,400	162,705
Fukuyama Transporting Co. Ltd.	Road & Rail	1,400	51,401
Furukawa Electric Co. Ltd.	Electrical Equipment	2,800	72,657
Fuyo General Lease Co. Ltd.	Diversified Financial Services	1,400	94,944
Glory Ltd.	Machinery	2,800	85,282
GMO Internet Inc.	IT Services	2,800	53,462
GMO Payment Gateway Inc.	IT Services	2,500	172,073
Goldwin Inc.	Textiles, Apparel & Luxury Goods	2,000	147,596
GS Yuasa Corp.	Electrical Equipment	4,200	91,401
GungHo Online Entertainment Inc.	Entertainment	2,250	47,950
Gunma Bank Ltd.	Banks	23,800	84,535
H2O Retailing Corp.	Multiline Retail	4,200	47,420
Hachijuni Bank Ltd.	Banks	25,200	110,841
Hakuhodo DY Holdings Inc.	Media	12,600	204,986
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	7,000	289,533
Hankyu Hanshin Holdings Inc.	Road & Rail	12,600	542,609
Haseko Corp.	Household Durables	15,400	208,451
Heiwa Corp.	Leisure Equipment & Products	2,800	58,899
Hikari Tsushin Inc.	Specialty Retail	1,400	353,366
Hino Motors Ltd.	Machinery	15,400	164,663
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	1,800	232,381

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

HIS Co. Ltd.	Hotels, Restaurants & Leisure	1,400	40,386
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	4,200	206,763
Hitachi Capital Corp.	Consumer Finance	2,800	74,177
Hitachi Chemical Co. Ltd.	Chemicals	5,600	235,749
Hitachi Construction Machinery Co. Ltd.	Machinery	5,600	169,275
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	3,400	242,153
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	51,800	2,204,986
Hitachi Metals Ltd.	Metals & Mining	11,200	166,235
Hitachi Transport System Ltd.	Road & Rail	2,800	79,227
Hokkaido Electric Power Co. Inc.	Electric Utilities	9,800	47,794
Hokugin Financial Group Inc.	Banks	7,000	74,203
[a] Hokuriku Electric Power Co.	Electric Utilities	9,800	71,781
Honda Motor Co. Ltd.	Automobiles	96,600	2,754,667
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	2,000	134,898
Hoshizaki Corp.	Machinery	2,800	250,950
House Foods Group Inc.	Food Products	4,200	144,155
Hoya Corp.	Health Care Equipment & Supplies	21,000	2,019,324
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	5,600	134,235
Ichigo Inc.	Real Estate Management & Development	11,200	47,510
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	12,600	351,304
IHI Corp.	Machinery	7,000	165,797
Iida Group Holdings Co. Ltd.	Household Durables	8,400	148,329
INPEX Corp.	Oil, Gas & Consumable Fuels	50,400	527,072
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	19,600	177,469
Isuzu Motors Ltd.	Automobiles	28,000	334,686
Ito En Ltd.	Beverages	2,800	141,192
ITOCHU Corp.	Trading Companies & Distributors	75,600	1,763,130
ITOCHU Techno-Solutions Corp.	IT Services	5,600	158,454
Itoham Yonekyu Holdings Inc.	Food Products	8,400	54,493
Izumi Co. Ltd.	Multiline Retail	2,800	101,385
J Front Retailing Co. Ltd.	Multiline Retail	14,000	197,101
Japan Airlines Co. Ltd.	Airlines	7,000	218,808
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	2,800	156,908
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	2,800	57,147
Japan Exchange Group Inc.	Capital Markets	29,400	522,126
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	1,400	38,068
Japan Post Bank Co. Ltd.	Banks	22,400	216,425
Japan Post Holdings Co. Ltd.	Insurance	74,200	700,522
Japan Post Insurance Co. Ltd.	Insurance	9,800	167,910
Japan Tobacco Inc.	Tobacco	65,800	1,472,818
JFE Holdings Inc.	Metals & Mining	28,000	363,543
JGC Holdings Corp.	Construction & Engineering	12,600	203,478
JSR Corp.	Chemicals	9,800	181,436
JTEKT Corp.	Machinery	12,600	150,841
Justsystems Corp.	Software	1,400	78,841
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	168,000	769,700
K's Holdings Corp.	Specialty Retail	9,800	129,043
Kagome Co. Ltd.	Food Products	4,200	101,179
Kajima Corp.	Construction & Engineering	25,200	338,087
Kakaku.com Inc.	Interactive Media & Services	7,000	179,903
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	1,400	77,810
Kamigumi Co. Ltd.	Transportation Infrastructure	5,600	123,620
Kandenko Co. Ltd.	Construction & Engineering	5,600	54,055
Kaneka Corp.	Chemicals	2,800	90,692
Kansai Electric Power Co. Inc.	Electric Utilities	40,600	472,406
Kansai Mirai Financial Group Inc	Banks	9,800	63,665
Kansai Paint Co. Ltd.	Chemicals	11,200	275,890
KAO Corp.	Personal Products	26,354	2,188,588
Kawasaki Heavy Industries Ltd.	Machinery	8,400	186,126

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Kawasaki Kisen Kaisha Ltd.	Marine	4,200	72,000
KDDI Corp.	Wireless Telecommunication Services	95,200	2,849,649
Keihan Holdings Co. Ltd.	Industrial Conglomerates	5,600	273,108
Keikyu Corp.	Road & Rail	14,000	271,820
Keio Corp.	Road & Rail	7,000	425,765
Keisei Electric Railway Co. Ltd.	Road & Rail	8,400	327,729
Kewpie Corp.	Food Products	5,600	126,403
	Electronic Equipment, Instruments &
Keyence Corp.	Components	10,052	3,560,170
Kikkoman Corp.	Food Products	9,800	484,251
Kinden Corp.	Construction & Engineering	7,000	109,501
Kintetsu Group Holdings Co. Ltd.	Road & Rail	9,800	533,849
Kirin Holdings Co. Ltd.	Beverages	44,800	985,250
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	1,400	40,193
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	3,500	298,551
Kobe Bussan Co Ltd	Food & Staples Retailing	1,600	55,210
Kobe Steel Ltd.	Metals & Mining	16,800	91,053
Koei Tecmo Holdings Co. Ltd.	Entertainment	2,800	73,507
Koito Manufacturing Co. Ltd.	Auto Components	7,000	328,502
Kokuyo Co. Ltd.	Commercial Services & Supplies	4,200	63,150
Komatsu Ltd.	Machinery	50,400	1,225,275
Konami Holdings Corp.	Entertainment	5,600	231,111
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	25,200	165,333
KOSE Corp.	Personal Products	1,400	206,119
Kubota Corp.	Machinery	61,600	978,345
Kuraray Co. Ltd.	Chemicals	19,600	240,052
Kurita Water Industries Ltd.	Machinery	5,600	167,729
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,000	62,940
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	16,800	1,156,328
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	1,400	66,731
Kyowa Exeo Corp.	Construction & Engineering	5,600	142,583
Kyowa Kirin Co. Ltd.	Pharmaceuticals	14,000	331,465
Kyudenko Corp.	Construction & Engineering	2,800	83,349
Kyushu Electric Power Co. Inc.	Electric Utilities	25,200	219,130
Kyushu Financial Group Inc.	Banks	22,400	97,288
Kyushu Railway Co.	Road & Rail	8,400	282,126
Lawson Inc.	Food & Staples Retailing	2,800	159,485
[a] Line Corp.	Interactive Media & Services	2,800	137,842
LINTEC Corp.	Chemicals	2,800	62,969
Lion Corp.	Household Products	14,000	273,752
LIXIL Group Corp.	Building Products	14,000	243,349
M3 Inc.	Health Care Technology	23,800	723,800
Mabuchi Motor Co. Ltd.	Electrical Equipment	2,800	106,924
Maeda Corp.	Construction & Engineering	7,000	68,857
Maeda Road Construction Co. Ltd.	Construction & Engineering	2,800	68,895
Makita Corp.	Machinery	14,000	490,821
Mani Inc.	Health Care Equipment & Supplies	2,800	80,644
Marubeni Corp.	Trading Companies & Distributors	86,800	647,436
Maruha Nichiro Corp.	Food Products	1,400	36,006
Marui Group Co. Ltd.	Multiline Retail	11,200	274,963
Maruichi Steel Tube Ltd.	Metals & Mining	4,200	119,034
Matsui Securities Co. Ltd.	Capital Markets	5,600	44,625
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	4,200	163,672
Mazda Motor Corp.	Automobiles	32,200	277,926
Mebuki Financial Group Inc.	Banks	57,400	147,891
Medipal Holdings Corp.	Health Care Providers & Services	8,400	186,512
Megmilk Snow Brand Co. Ltd.	Food Products	2,800	64,206
Meiji Holdings Co. Ltd.	Food Products	7,000	475,362
Minebea Mitsumi Inc.	Machinery	23,800	498,667
Miraca Holdings Inc.	Health Care Providers & Services	2,800	69,127
MISUMI Group Inc.	Machinery	15,400	385,726
Mitsubishi Chemical Holdings Corp.	Chemicals	71,400	537,101

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Mitsubishi Corp.	Trading Companies & Distributors	68,600	1,830,596
Mitsubishi Electric Corp.	Electrical Equipment	110,600	1,525,043
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	64,400	1,238,222
Mitsubishi Gas Chemical Co. Inc.	Chemicals	9,800	150,957
Mitsubishi Heavy Industries Ltd.	Machinery	15,400	601,971
Mitsubishi Logistics Corp.	Transportation Infrastructure	4,200	110,029
Mitsubishi Materials Corp.	Metals & Mining	7,000	191,755
Mitsubishi Motors Corp.	Automobiles	35,000	147,504
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	1,400	39,871
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	12,600	232,812
Mitsubishi UFJ Financial Group Inc.	Banks	695,800	3,798,008
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	25,200	163,710
Mitsui & Co. Ltd.	Trading Companies & Distributors	93,800	1,679,639
Mitsui Chemicals Inc.	Chemicals	9,800	241,675
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	51,800	1,273,610
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	2,800	75,337
Mitsui O.S.K. Lines Ltd.	Marine	5,600	155,878
Miura Co. Ltd.	Machinery	5,600	195,813
Mizuho Financial Group Inc.	Banks	1,418,200	2,196,301
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	1,400	56,812
Monotaro Co. Ltd.	Trading Companies & Distributors	7,000	188,277
Morinaga & Co. Ltd.	Food Products	2,800	135,008
Morinaga Milk Industry Co. Ltd.	Food Products	2,800	114,654
MS&AD Insurance Group Holdings Inc.	Insurance	26,600	883,852
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	32,200	1,998,815
Nabtesco Corp.	Machinery	7,000	210,306
Nagase & Co. Ltd.	Trading Companies & Distributors	5,600	83,994
Nagoya Railroad Co. Ltd.	Road & Rail	11,200	349,372
Nankai Electric Railway Co. Ltd.	Road & Rail	5,600	152,837
NEC Corp.	IT Services	14,000	582,287
Net One Systems Co. Ltd.	IT Services	4,200	108,097
[a] Nexon Co. Ltd.	Entertainment	23,800	317,552
NGK Insulators Ltd.	Machinery	15,400	269,810
NGK Spark Plug Co. Ltd.	Auto Components	11,200	219,929
NH Foods Ltd.	Food Products	5,600	232,399
NHK Spring Co. Ltd.	Auto Components	8,400	76,908
Nichirei Corp.	Food Products	5,600	131,401
Nidec Corp.	Electrical Equipment	13,000	1,794,939
Nifco Inc.	Auto Components	4,200	115,942
Nihon Kohden Corp.	Health Care Equipment & Supplies	4,200	117,101
Nihon M&A Center Inc.	Professional Services	7,000	242,512
Nihon Unisys Ltd.	IT Services	4,200	132,367
Nikon Corp.	Household Durables	19,600	242,396
Nintendo Co. Ltd.	Entertainment	6,000	2,427,605
Nippo Corp.	Construction & Engineering	2,800	60,651
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	4,200	94,338
Nippon Express Co. Ltd.	Road & Rail	4,200	248,116
Nippon Kayaku Co. Ltd.	Chemicals	9,800	122,190
Nippon Paint Holdings Co. Ltd.	Chemicals	8,400	435,942
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	5,600	95,227
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	2,800	243,994
Nippon Shobukai Co. Ltd.	Chemicals	1,400	87,472
Nippon Steel Corp.	Metals & Mining	46,200	703,150
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	67,200	1,704,812
Nippon Television Holdings Inc.	Media	1,400	18,834
Nippon Yusen KK	Marine	8,400	153,121
Nipro Corp.	Health Care Equipment & Supplies	7,000	84,702
Nishi-Nippon Financial Holdings Inc.	Banks	8,400	66,242
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	4,200	97,391
Nissan Chemical Corp.	Chemicals	7,000	295,974
Nissan Motor Co. Ltd.	Automobiles	107,800	630,978
Nissan Shatai Co. Ltd.	Automobiles	2,800	26,924

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Nisshin Seifun Group Inc.	Food Products	14,000	245,539
Nisshinbo Holdings Inc.	Industrial Conglomerates	7,000	67,311
Nissin Foods Holdings Co. Ltd.	Food Products	4,200	313,816
Nitori Co. Ltd.	Specialty Retail	4,200	665,700
Nitto Denko Corp.	Chemicals	8,400	477,681
Noevir Holdings Co. Ltd.	Personal Products	1,400	75,362
NOF Corp.	Chemicals	4,200	141,063
NOK Corp.	Auto Components	7,000	105,700
Nomura Holdings Inc.	Capital Markets	176,400	914,504
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	7,000	168,760
Nomura Research Institute Ltd.	IT Services	14,000	301,192
NS Solutions Corp.	IT Services	1,400	46,377
NSK Ltd.	Machinery	25,200	241,391
NTN Corp.	Machinery	23,800	75,556
NTT Data Corp.	IT Services	35,000	472,464
NTT DOCOMO Inc.	Wireless Telecommunication Services	64,400	1,800,296
Obayashi Corp.	Construction & Engineering	37,800	423,304
OBIC Business Consultants Co. Ltd.	Software	1,400	66,473
OBIC Co. Ltd.	IT Services	3,900	529,689
Odakyu Electric Railway Co. Ltd.	Road & Rail	16,800	394,357
Oji Holdings Corp.	Paper & Forest Products	49,000	268,277
Okuma Corp.	Machinery	1,400	74,718
Olympus Corp.	Health Care Equipment & Supplies	58,800	913,855
	Electronic Equipment, Instruments &
Omron Corp.	Components	11,200	661,643
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	23,800	547,942
Open House Co. Ltd.	Real Estate Management & Development	2,800	80,644
Oracle Corp. Japan	Software	1,895	173,501
Orient Corp.	Consumer Finance	32,200	48,889
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	10,400	1,423,989
ORIX Corp.	Diversified Financial Services	71,400	1,189,836
Osaka Gas Co. Ltd.	Gas Utilities	22,400	430,995
OSG Corp.	Machinery	4,200	80,773
Otsuka Corp.	IT Services	5,600	225,443
Otsuka Holdings Co. Ltd.	Pharmaceuticals	23,800	1,069,385
Paltac Corp.	Distributors	1,400	67,504
Pan Pacific International Holdings Corp.	Multiline Retail	28,000	466,602
Panasonic Corp.	Household Durables	119,000	1,127,311
Park24 Co. Ltd.	Commercial Services & Supplies	5,600	137,533
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	15,400	95,936
[a] PeptiDream Inc.	Biotechnology	4,200	216,425
Persol Holdings Co. Ltd.	Professional Services	9,800	184,953
Pigeon Corp.	Household Products	5,600	206,892
Pilot Corp.	Commercial Services & Supplies	1,400	56,940
Pola Orbis Holdings Inc.	Personal Products	4,200	101,024
Rakuten Inc.	Internet & Direct Marketing Retail	44,800	385,443
Recruit Holdings Co. Ltd.	Professional Services	71,400	2,693,063
Relo Group Inc.	Real Estate Management & Development	5,600	157,166
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	39,200	270,531
Rengo Co. Ltd.	Containers & Packaging	11,200	85,952
Resona Holdings Inc.	Banks	121,800	536,850
Resorttrust Inc.	Hotels, Restaurants & Leisure	4,200	71,691
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	37,800	414,609
Rinnai Corp.	Household Durables	2,100	165,217
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	5,000	403,957
Rohto Pharmaceutical Co. Ltd.	Personal Products	5,600	171,079
Ryohin Keikaku Co. Ltd.	Multiline Retail	12,600	296,348
Sankyo Co. Ltd.	Leisure Equipment & Products	2,800	93,398
Sankyu Inc.	Road & Rail	2,800	141,707
Sanrio Co. Ltd.	Specialty Retail	2,800	55,369
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	19,600	376,219

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Sanwa Holdings Corp.	Building Products	11,200	126,660
Sapporo Holdings Ltd.	Beverages	2,800	66,448
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,800	178,293
SBI Holdings Inc.	Capital Markets	12,600	268,406
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	2,000	137,842
SCSK Corp.	IT Services	2,800	146,087
Secom Co. Ltd.	Commercial Services & Supplies	11,200	1,007,614
Sega Sammy Holdings Inc.	Leisure Equipment & Products	11,200	163,143
Seibu Holdings Inc.	Road & Rail	12,600	208,116
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	15,400	234,525
Seino Holdings Co. Ltd.	Road & Rail	8,400	114,164
Sekisui Chemical Co. Ltd.	Household Durables	19,600	343,395
Sekisui House Ltd.	Household Durables	32,200	691,407
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	43,400	1,598,622
Seven Bank Ltd.	Banks	36,400	119,910
SG Holdings Co. Ltd.	Air Freight & Logistics	11,200	253,527
Sharp Corp.	Household Durables	8,400	130,242
Shikoku Electric Power Co. Inc.	Electric Utilities	8,400	83,324
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	15,400	487,472
Shimamura Co. Ltd.	Specialty Retail	1,400	107,182
SHIMANO Inc.	Leisure Equipment & Products	4,200	686,763
Shimizu Corp.	Construction & Engineering	30,800	316,290
Shin-Etsu Chemical Co. Ltd.	Chemicals	22,400	2,485,797
Shinsei Bank Ltd.	Banks	11,200	172,625
Shionogi & Co. Ltd.	Pharmaceuticals	15,400	958,931
Shiseido Co. Ltd.	Personal Products	21,700	1,553,894
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	2,800	116,973
Shochiku Co. Ltd.	Entertainment	495	75,064
Shoei Co. Ltd.	Real Estate Management & Development	19,600	237,346
Showa Denko K.K.	Chemicals	8,400	224,077
Sky Perfect JSAT Holdings Inc.	Media	7,000	31,240
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	11,200	220,032
SMC Corp.	Machinery	3,213	1,486,835
Softbank Corp.	Wireless Telecommunication Services	89,600	1,203,324
SoftBank Group Corp.	Wireless Telecommunication Services	91,000	3,982,480
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	4,200	228,792
Sojitz Corp.	Trading Companies & Distributors	70,000	226,731
Sompo Holdings Inc.	Insurance	19,600	775,523
Sony Corp.	Household Durables	68,600	4,671,807
Sony Financial Holdings Inc.	Insurance	8,400	203,130
Sotetsu Holdings Inc.	Road & Rail	4,200	114,589
Square Enix Holdings Co. Ltd.	Entertainment	4,200	209,855
Stanley Electric Co. Ltd.	Auto Components	8,400	245,797
Subaru Corp.	Automobiles	33,600	838,957
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	1,400	74,203
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	12,600	211,710
Sumitomo Bakelite Co. Ltd.	Chemicals	1,400	53,011
Sumitomo Chemical Co. Ltd.	Chemicals	84,000	384,928
Sumitomo Corp.	Trading Companies & Distributors	63,000	941,449
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	9,800	192,077
Sumitomo Electric Industries Ltd.	Auto Components	42,000	638,454
Sumitomo Forestry Co. Ltd.	Household Durables	7,000	104,026
Sumitomo Heavy Industries Ltd.	Machinery	5,600	161,288
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	12,600	410,899
Sumitomo Mitsui Financial Group Inc.	Banks	72,800	2,705,005
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	1,400	61,514
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	22,400	785,726
Sumitomo Rubber Industries Ltd.	Auto Components	9,800	120,567
Sundrug Co. Ltd.	Food & Staples Retailing	4,200	152,850
Suntory Beverage & Food Ltd.	Beverages	7,000	292,754

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Suzuken Co. Ltd.	Health Care Providers & Services	4,200	172,560
Suzuki Motor Corp.	Automobiles	23,800	1,000,180
Sysmex Corp.	Health Care Equipment & Supplies	10,400	712,856
T&D Holdings Inc.	Insurance	30,800	395,362
Tadano Ltd.	Machinery	7,000	64,477
Taiheiyo Cement Corp.	Construction Materials	7,000	207,085
Taisei Corp.	Construction & Engineering	11,200	468,406
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	2,800	208,953
Taiyo Nippon Sanso Corp.	Chemicals	8,400	187,672
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	7,000	216,103
Takara Bio Inc.	Biotechnology	2,800	52,998
Takara Holdings Inc.	Beverages	9,800	90,628
Takashimaya Co. Ltd.	Multiline Retail	8,400	94,918
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	85,400	3,404,213
	Electronic Equipment, Instruments &
TDK Corp.	Components	7,000	798,068
TechnoPro Holdings Inc.	Professional Services	1,400	98,551
Teijin Ltd.	Chemicals	9,800	184,412
Terumo Corp.	Health Care Equipment & Supplies	36,400	1,301,256
The 77 Bank Ltd.	Banks	4,200	70,802
The Bank of Kyoto Ltd.	Banks	4,200	181,643
The Chiba Bank Ltd.	Banks	33,600	195,710
The Chugoku Bank Ltd.	Banks	9,800	100,548
The Chugoku Electric Power Co. Inc.	Electric Utilities	15,400	202,641
The Dai-ichi Life Holdings Inc.	Insurance	61,600	1,029,643
The Hiroshima Bank Ltd.	Banks	16,800	82,860
The Iyo Bank Ltd.	Banks	15,400	87,858
The Japan Steel Works Ltd.	Machinery	2,800	55,575
The Shiga Bank Ltd.	Banks	2,800	71,807
The Shizuoka Bank Ltd.	Banks	28,000	210,757
THK Co. Ltd.	Machinery	7,000	191,176
TIS Inc.	IT Services	4,200	248,502
Tobu Railway Co. Ltd.	Road & Rail	11,200	407,601
Toda Corp.	Construction & Engineering	14,000	93,527
Toho Co. Ltd.	Entertainment	7,000	292,754
Toho Gas Co. Ltd.	Gas Utilities	5,600	229,823
Tohoku Electric Power Co. Inc.	Electric Utilities	26,600	264,837
Tokai Carbon Co. Ltd.	Chemicals	11,200	112,850
Tokai Rika Co. Ltd.	Auto Components	2,800	55,317
Tokio Marine Holdings Inc.	Insurance	36,400	2,049,520
Tokuyama Corp.	Chemicals	4,200	110,647
Tokyo Broadcasting System Holdings Inc.	Media	1,400	24,039
Tokyo Century Corp.	Diversified Financial Services	2,800	150,725
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	86,800	372,998
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	8,400	1,849,275
Tokyo Gas Co. Ltd.	Gas Utilities	23,800	580,683
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	11,200	176,129
TOKYU Corp.	Road & Rail	28,000	520,193
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	33,600	233,430
	Electronic Equipment, Instruments &
Topcon Corp.	Components	5,600	73,327
Toppan Printing Co. Ltd.	Commercial Services & Supplies	15,400	320,399
Toray Industries Inc.	Chemicals	85,400	582,378
Toshiba Corp.	Industrial Conglomerates	25,200	859,130
Toshiba Plant Systems & Services Corp.	Construction & Engineering	1,400	34,242
Tosoh Corp.	Chemicals	15,400	240,193
TOTO Ltd.	Building Products	8,400	358,647
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	8,400	146,087
Toyo Suisan Kaisha Ltd.	Food Products	5,600	238,583
Toyo Tire Corp.	Auto Components	5,600	81,159
Toyobo Co. Ltd.	Chemicals	4,200	64,386
Toyoda Gosei Co. Ltd.	Auto Components	4,200	106,087

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Toyota Boshoku Corp.	Auto Components	2,800	45,475
Toyota Industries Corp.	Auto Components	8,400	489,275
Toyota Motor Corp.	Automobiles	137,200	9,738,770
Toyota Tsusho Corp.	Trading Companies & Distributors	12,600	447,536
Trend Micro Inc.	Software	7,000	360,709
TS TECH Co. Ltd.	Auto Components	2,800	88,245
Tsumura & Co.	Pharmaceuticals	4,200	124,058
Tsuruha Holdings Inc.	Food & Staples Retailing	2,000	258,017
TV Asahi Holdings Corp.	Media	1,400	26,113
Ube Industries Ltd.	Chemicals	5,600	122,589
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	2,800	111,948
Unicharm Corp.	Household Products	21,000	714,976
Ushio Inc.	Electrical Equipment	5,600	83,684
USS Co. Ltd.	Specialty Retail	11,200	212,921
Wacoal Corp.	Textiles, Apparel & Luxury Goods	2,800	75,672
Welcia Holdings Co. Ltd.	Food & Staples Retailing	2,800	179,066
West Japan Railway Co.	Road & Rail	9,800	851,362
Yakult Honsha Co. Ltd.	Food Products	7,000	388,406
Yamada Denki Co. Ltd.	Specialty Retail	44,800	238,274
Yamaguchi Financial Group Inc.	Banks	12,600	86,261
Yamaha Corp.	Leisure Equipment & Products	8,400	469,952
Yamaha Motor Co. Ltd.	Automobiles	15,400	312,180
Yamato Holdings Co. Ltd.	Air Freight & Logistics	19,600	336,721
Yamato Kogyo Co. Ltd.	Metals & Mining	1,400	35,324
Yamazaki Baking Co. Ltd.	Food Products	7,000	125,539
Yaoko Co. Ltd.	Food & Staples Retailing	1,400	71,884
YASKAWA Electric Corp.	Machinery	14,000	537,198
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	14,000	248,502
Yokohama Rubber Co. Ltd.	Auto Components	5,600	109,810
Z Holdings Corp.	Interactive Media & Services	145,600	617,636
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	2,800	119,807
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	5,600	127,227
Zeon Corp.	Chemicals	8,400	105,585
Zozo Inc.	Internet & Direct Marketing Retail	5,600	107,543
Total Investments before Short Term Investments (Cost $231,727,710)			220,748,983
Short Term Investment (Cost $64,699) 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust Portfolio, 2.05%		64,699	64,699

Total Investments (Cost $231,792,409) 99.7%			220,813,682

Other Assets, less Liabilities 0.3%			588,859
Net Assets 100.0%			$221,402,541

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	12	261,035	3/12/20	$3,577

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 99.4%
Japan 99.4%
ABC-Mart Inc.	Specialty Retail	34		$2,328
Acom Co. Ltd.	Consumer Finance	568		2,598
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	250		14,171
AEON Co. Ltd.	Food & Staples Retailing	868		18,015
AEON Financial Service Co. Ltd.	Consumer Finance	134		2,129
AEON Mall Co. Ltd.	Real Estate Management & Development	168		2,996
AGC Inc.	Building Products	234		8,462
Aica Kogyo Co. Ltd.	Building Products	68		2,268
AIN Holdings Inc.	Food & Staples Retailing	34		2,168
Air Water Inc.	Chemicals	200		2,945
Aisin Seiki Co. Ltd.	Auto Components	214		8,015
Ajinomoto Co. Inc.	Food Products	714		11,925
Alfresa Holdings Corp.	Health Care Providers & Services	200		4,100
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	268		6,145
Amada Holdings Co. Ltd.	Machinery	434		4,992
	Electronic Equipment, Instruments &
Amano Corp.	Components	100		3,069
ANA Holdings Inc.	Airlines	142		4,759
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	200		3,990
Aozora Bank Ltd.	Banks	168		4,469
Ariake Japan Co. Ltd.	Food Products	24		1,795
Asahi Group Holdings Ltd.	Beverages	481		22,055
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	275		8,098
Asahi Kasei Corp.	Chemicals	1,561		17,725
Asics Corp.	Textiles, Apparel & Luxury Goods	200		3,342
ASKUL Corp.	Internet & Direct Marketing Retail	34		1,032
Astellas Pharma Inc.	Pharmaceuticals	2,400		41,297
Autobacs Seven Co. Ltd.	Specialty Retail	68		1,076
	Electronic Equipment, Instruments &
Azbil Corp.	Components	168		4,769
Bandai Namco Holdings Inc.	Leisure Equipment & Products	245		14,949
Benefit One Inc.	Professional Services	68		1,415
Benesse Holdings Inc.	Diversified Consumer Services	100		2,645
BIC CAMERA Inc.	Specialty Retail	168		1,926
Bridgestone Corp.	Auto Components	746		27,939
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	300		6,269
Calbee Inc.	Food Products	100		3,271
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,300		35,725
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	68		1,589
Capcom Co. Ltd.	Entertainment	113		3,151
Casio Computer Co. Ltd.	Household Durables	268		5,403
Central Japan Railway Co.	Road & Rail	228		46,156
Chubu Electric Power Co. Inc.	Electric Utilities	885		12,553
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	273		25,322
Chuo Mitsui Trust Holdings Inc.	Banks	468		18,677
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	534		2,933
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	168		4,315
COMSYS Holdings Corp.	Construction & Engineering	134		3,866
Concordia Financial Group Ltd.	Banks	1,468		6,106
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	80		1,851
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	11		2,284
Credit Saison Co. Ltd.	Consumer Finance	200		3,498

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

CyberAgent Inc.	Media	124	4,353
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	368	10,023
Daicel Corp.	Chemicals	368	3,552
Daido Steel Co. Ltd.	Metals & Mining	42	1,857
Daifuku Co. Ltd.	Machinery	120	7,354
Daiichi Sankyo Co. Ltd.	Leisure Equipment & Products	828	55,070
Daiichikosho Co. Ltd.	Entertainment	34	1,793
Daikin Industries Ltd.	Building Products	341	48,479
Daishi Hokuetsu Financial Group Inc.	Banks	34	954
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	86	10,667
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	818	25,517
Daiwa Securities Group Inc.	Capital Markets	2,034	10,350
DeNA Co. Ltd.	Entertainment	134	2,164
Denka Co. Ltd.	Chemicals	100	3,009
Denso Corp.	Auto Components	574	26,229
Dentsu Inc.	Media	275	9,553
DIC Corp.	Chemicals	100	2,793
	Semiconductors & Semiconductor
Disco Corp.	Equipment	34	8,103
DMG Mori Co. Ltd.	Machinery	134	2,084
Dowa Holdings Co. Ltd.	Metals & Mining	68	2,550
East Japan Railway Co.	Road & Rail	472	42,815
EBARA Corp.	Machinery	134	4,100
Eisai Co. Ltd.	Pharmaceuticals	332	25,063
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	200	4,871
Ezaki Glico Co. Ltd.	Food Products	68	3,044
FamilyMart Co. Ltd.	Food & Staples Retailing	286	6,908
Fancl Corp.	Personal Products	83	2,224
FANUC Corp.	Machinery	253	47,329
Fast Retailing Co. Ltd.	Specialty Retail	65	38,877
FP Corp.	Containers & Packaging	34	2,030
Fuji Electric Co. Ltd.	Electrical Equipment	168	5,171
Fuji Media Holdings Inc.	Media	68	974
Fuji Oil Holdings Inc.	Food Products	68	1,837
Fuji Seal International Inc.	Containers & Packaging	68	1,516
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	456	21,945
Fujikura Ltd.	Electrical Equipment	434	1,805
Fujitsu General Ltd.	Household Durables	68	1,539
Fujitsu Ltd.	IT Services	240	22,680
Fukuoka Financial Group Inc.	Banks	200	3,874
Fukuyama Transporting Co. Ltd.	Road & Rail	34	1,248
Furukawa Electric Co. Ltd.	Electrical Equipment	78	2,024
Fuyo General Lease Co. Ltd.	Diversified Financial Services	25	1,695
Glory Ltd.	Machinery	68	2,071
GMO Internet Inc.	IT Services	100	1,909
GMO Payment Gateway Inc.	IT Services	52	3,579
Goldwin Inc.	Textiles, Apparel & Luxury Goods	44	3,247
GS Yuasa Corp.	Electrical Equipment	100	2,176
GungHo Online Entertainment Inc.	Entertainment	50	1,066
Gunma Bank Ltd.	Banks	634	2,252
H2O Retailing Corp.	Multiline Retail	100	1,129
Hachijuni Bank Ltd.	Banks	568	2,498
Hakuhodo DY Holdings Inc.	Media	300	4,881
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	168	6,949
Hankyu Hanshin Holdings Inc.	Road & Rail	275	11,843
Haseko Corp.	Household Durables	368	4,981
Heiwa Corp.	Leisure Equipment & Products	68	1,430
Hikari Tsushin Inc.	Specialty Retail	29	7,320
Hino Motors Ltd.	Machinery	368	3,935
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	42	5,422

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

HIS Co. Ltd.	Hotels, Restaurants & Leisure	34	981
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	100	4,923
Hitachi Capital Corp.	Consumer Finance	68	1,801
Hitachi Chemical Co. Ltd.	Chemicals	134	5,641
Hitachi Construction Machinery Co. Ltd.	Machinery	134	4,051
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	80	5,698
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	1,168	49,719
Hitachi Metals Ltd.	Metals & Mining	268	3,978
Hitachi Transport System Ltd.	Road & Rail	52	1,471
Hokkaido Electric Power Co. Inc.	Electric Utilities	434	2,117
Hokugin Financial Group Inc.	Banks	134	1,420
[a] Hokuriku Electric Power Co.	Electric Utilities	200	1,465
Honda Motor Co. Ltd.	Automobiles	2,256	64,333
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	46	3,103
Hoshizaki Corp.	Machinery	68	6,094
House Foods Group Inc.	Food Products	100	3,432
Hoya Corp.	Health Care Equipment & Supplies	484	46,541
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	134	3,212
Ichigo Inc.	Real Estate Management & Development	500	2,121
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	297	8,281
IHI Corp.	Machinery	168	3,979
Iida Group Holdings Co. Ltd.	Household Durables	168	2,967
INPEX Corp.	Oil, Gas & Consumable Fuels	1,260	13,177
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	434	3,930
Isuzu Motors Ltd.	Automobiles	634	7,578
Ito En Ltd.	Beverages	68	3,429
ITOCHU Corp.	Trading Companies & Distributors	1,738	40,533
ITOCHU Techno-Solutions Corp.	IT Services	150	4,244
Itoham Yonekyu Holdings Inc.	Food Products	168	1,090
Izumi Co. Ltd.	Multiline Retail	52	1,883
J Front Retailing Co. Ltd.	Multiline Retail	300	4,224
Japan Airlines Co. Ltd.	Airlines	146	4,564
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	68	3,811
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	68	1,388
Japan Exchange Group Inc.	Capital Markets	668	11,863
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	34	924
Japan Post Bank Co. Ltd.	Banks	625	6,039
Japan Post Holdings Co. Ltd.	Insurance	1,734	16,371
Japan Post Insurance Co. Ltd.	Insurance	249	4,266
Japan Tobacco Inc.	Tobacco	1,500	33,575
JFE Holdings Inc.	Metals & Mining	653	8,478
JGC Holdings Corp.	Construction & Engineering	268	4,328
JSR Corp.	Chemicals	234	4,332
JTEKT Corp.	Machinery	300	3,591
Justsystems Corp.	Software	50	2,816
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	4,016	18,399
K's Holdings Corp.	Specialty Retail	234	3,081
Kagome Co. Ltd.	Food Products	100	2,409
Kajima Corp.	Construction & Engineering	568	7,620
Kakaku.com Inc.	Interactive Media & Services	168	4,318
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	40	2,223
Kamigumi Co. Ltd.	Transportation Infrastructure	134	2,958
Kandenko Co. Ltd.	Construction & Engineering	134	1,293
Kaneka Corp.	Chemicals	68	2,203
Kansai Electric Power Co. Inc.	Electric Utilities	920	10,705
Kansai Mirai Financial Group Inc	Banks	200	1,299
Kansai Paint Co. Ltd.	Chemicals	247	6,084
KAO Corp.	Personal Products	606	50,326
Kawasaki Heavy Industries Ltd.	Machinery	178	3,944

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Kawasaki Kisen Kaisha Ltd.	Marine	100	1,714
KDDI Corp.	Wireless Telecommunication Services	2,199	65,823
Keihan Holdings Co. Ltd.	Industrial Conglomerates	123	5,999
Keikyu Corp.	Road & Rail	300	5,825
Keio Corp.	Road & Rail	145	8,819
Keisei Electric Railway Co. Ltd.	Road & Rail	176	6,867
Kewpie Corp.	Food Products	134	3,025
	Electronic Equipment, Instruments &
Keyence Corp.	Components	230	81,460
Kikkoman Corp.	Food Products	234	11,563
Kinden Corp.	Construction & Engineering	168	2,628
Kintetsu Group Holdings Co. Ltd.	Road & Rail	224	12,202
Kirin Holdings Co. Ltd.	Beverages	1,016	22,344
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	34	976
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	76	6,483
Kobe Bussan Co Ltd	Food & Staples Retailing	50	1,725
Kobe Steel Ltd.	Metals & Mining	400	2,168
Koei Tecmo Holdings Co. Ltd.	Entertainment	84	2,205
Koito Manufacturing Co. Ltd.	Auto Components	142	6,664
Kokuyo Co. Ltd.	Commercial Services & Supplies	100	1,504
Komatsu Ltd.	Machinery	1,149	27,933
Konami Holdings Corp.	Entertainment	119	4,911
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	568	3,727
KOSE Corp.	Personal Products	36	5,300
Kubota Corp.	Machinery	1,396	22,172
Kuraray Co. Ltd.	Chemicals	434	5,315
Kurita Water Industries Ltd.	Machinery	134	4,014
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	10	629
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	386	26,568
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	34	1,621
Kyowa Exeo Corp.	Construction & Engineering	134	3,412
Kyowa Kirin Co. Ltd.	Pharmaceuticals	334	7,908
Kyudenko Corp.	Construction & Engineering	45	1,340
Kyushu Electric Power Co. Inc.	Electric Utilities	668	5,809
Kyushu Financial Group Inc.	Banks	468	2,033
Kyushu Railway Co.	Road & Rail	200	6,717
Lawson Inc.	Food & Staples Retailing	68	3,873
[a] Line Corp.	Interactive Media & Services	68	3,348
LINTEC Corp.	Chemicals	68	1,529
Lion Corp.	Household Products	314	6,140
LIXIL Group Corp.	Building Products	334	5,806
M3 Inc.	Health Care Technology	527	16,027
Mabuchi Motor Co. Ltd.	Electrical Equipment	68	2,597
Maeda Corp.	Construction & Engineering	168	1,653
Maeda Road Construction Co. Ltd.	Construction & Engineering	68	1,673
Makita Corp.	Machinery	307	10,763
Mani Inc.	Health Care Equipment & Supplies	100	2,880
Marubeni Corp.	Trading Companies & Distributors	2,168	16,171
Maruha Nichiro Corp.	Food Products	43	1,106
Marui Group Co. Ltd.	Multiline Retail	268	6,579
Maruichi Steel Tube Ltd.	Metals & Mining	78	2,211
Matsui Securities Co. Ltd.	Capital Markets	134	1,068
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	100	3,897
Mazda Motor Corp.	Automobiles	724	6,249
Mebuki Financial Group Inc.	Banks	1,668	4,298
Medipal Holdings Corp.	Health Care Providers & Services	250	5,551
Megmilk Snow Brand Co. Ltd.	Food Products	46	1,055
Meiji Holdings Co. Ltd.	Food Products	168	11,409
Minebea Mitsumi Inc.	Machinery	534	11,189
Miraca Holdings Inc.	Health Care Providers & Services	68	1,679
MISUMI Group Inc.	Machinery	395	9,894
Mitsubishi Chemical Holdings Corp.	Chemicals	1,700	12,788

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Mitsubishi Corp.	Trading Companies & Distributors	1,626	43,390
Mitsubishi Electric Corp.	Electrical Equipment	2,587	35,672
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	1,488	28,610
Mitsubishi Gas Chemical Co. Inc.	Chemicals	234	3,604
Mitsubishi Heavy Industries Ltd.	Machinery	360	14,072
Mitsubishi Logistics Corp.	Transportation Infrastructure	81	2,122
Mitsubishi Materials Corp.	Metals & Mining	168	4,602
Mitsubishi Motors Corp.	Automobiles	1,000	4,214
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	34	968
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	300	5,543
Mitsubishi UFJ Financial Group Inc.	Banks	16,100	87,881
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	534	3,469
Mitsui & Co. Ltd.	Trading Companies & Distributors	2,137	38,266
Mitsui Chemicals Inc.	Chemicals	234	5,771
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,181	29,037
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	68	1,830
Mitsui O.S.K. Lines Ltd.	Marine	134	3,730
Miura Co. Ltd.	Machinery	134	4,686
Mizuho Financial Group Inc.	Banks	33,200	51,415
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,380
Monotaro Co. Ltd.	Trading Companies & Distributors	145	3,900
Morinaga & Co. Ltd.	Food Products	51	2,459
Morinaga Milk Industry Co. Ltd.	Food Products	52	2,129
MS&AD Insurance Group Holdings Inc.	Insurance	618	20,535
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	738	45,811
Nabtesco Corp.	Machinery	144	4,326
Nagase & Co. Ltd.	Trading Companies & Distributors	134	2,010
Nagoya Railroad Co. Ltd.	Road & Rail	244	7,611
Nankai Electric Railway Co. Ltd.	Road & Rail	134	3,657
NEC Corp.	IT Services	315	13,101
Net One Systems Co. Ltd.	IT Services	100	2,574
[a] Nexon Co. Ltd.	Entertainment	518	6,911
NGK Insulators Ltd.	Machinery	368	6,447
NGK Spark Plug Co. Ltd.	Auto Components	247	4,850
NH Foods Ltd.	Food Products	134	5,561
NHK Spring Co. Ltd.	Auto Components	200	1,831
Nichirei Corp.	Food Products	134	3,144
Nidec Corp.	Electrical Equipment	300	41,422
Nifco Inc.	Auto Components	100	2,761
Nihon Kohden Corp.	Health Care Equipment & Supplies	100	2,788
Nihon M&A Center Inc.	Professional Services	168	5,820
Nihon Unisys Ltd.	IT Services	78	2,458
Nikon Corp.	Household Durables	534	6,604
Nintendo Co. Ltd.	Entertainment	139	56,240
Nippo Corp.	Construction & Engineering	68	1,473
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	100	2,246
Nippon Express Co. Ltd.	Road & Rail	100	5,908
Nippon Kayaku Co. Ltd.	Chemicals	200	2,494
Nippon Paint Holdings Co. Ltd.	Chemicals	200	10,380
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	114	1,939
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	64	5,577
Nippon Shobukai Co. Ltd.	Chemicals	39	2,437
Nippon Steel Corp.	Metals & Mining	1,125	17,122
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,562	39,627
Nippon Television Holdings Inc.	Media	68	915
Nippon Yusen KK	Marine	200	3,646
Nipro Corp.	Health Care Equipment & Supplies	134	1,621
Nishi-Nippon Financial Holdings Inc.	Banks	200	1,577
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	100	2,319
Nissan Chemical Corp.	Chemicals	168	7,103
Nissan Motor Co. Ltd.	Automobiles	2,546	14,902
Nissan Shatai Co. Ltd.	Automobiles	68	654

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Nisshin Seifun Group Inc.	Food Products	316	5,542
Nisshinbo Holdings Inc.	Industrial Conglomerates	168	1,615
Nissin Foods Holdings Co. Ltd.	Food Products	88	6,575
Nitori Co. Ltd.	Specialty Retail	93	14,741
Nitto Denko Corp.	Chemicals	195	11,089
Noevir Holdings Co. Ltd.	Personal Products	23	1,238
NOF Corp.	Chemicals	100	3,359
NOK Corp.	Auto Components	168	2,537
Nomura Holdings Inc.	Capital Markets	4,200	21,774
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	134	3,231
Nomura Research Institute Ltd.	IT Services	402	8,648
NS Solutions Corp.	IT Services	34	1,126
NSK Ltd.	Machinery	568	5,441
NTN Corp.	Machinery	834	2,648
NTT Data Corp.	IT Services	900	12,149
NTT DOCOMO Inc.	Wireless Telecommunication Services	1,517	42,408
Obayashi Corp.	Construction & Engineering	968	10,840
OBIC Business Consultants Co. Ltd.	Software	21	997
OBIC Co. Ltd.	IT Services	83	11,273
Odakyu Electric Railway Co. Ltd.	Road & Rail	480	11,267
Oji Holdings Corp.	Paper & Forest Products	1,300	7,118
Okuma Corp.	Machinery	34	1,815
Olympus Corp.	Health Care Equipment & Supplies	1,412	21,945
	Electronic Equipment, Instruments &
Omron Corp.	Components	234	13,824
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	551	12,686
Open House Co. Ltd.	Real Estate Management & Development	68	1,958
Oracle Corp. Japan	Software	40	3,662
Orient Corp.	Consumer Finance	1,300	1,974
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	245	33,546
ORIX Corp.	Diversified Financial Services	1,617	26,946
Osaka Gas Co. Ltd.	Gas Utilities	500	9,620
OSG Corp.	Machinery	100	1,923
Otsuka Corp.	IT Services	134	5,395
Otsuka Holdings Co. Ltd.	Pharmaceuticals	526	23,634
Paltac Corp.	Distributors	40	1,929
Pan Pacific International Holdings Corp.	Multiline Retail	632	10,532
Panasonic Corp.	Household Durables	2,868	27,169
Park24 Co. Ltd.	Commercial Services & Supplies	143	3,512
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	534	3,327
[a] PeptiDream Inc.	Biotechnology	105	5,411
Persol Holdings Co. Ltd.	Professional Services	210	3,963
Pigeon Corp.	Household Products	134	4,951
Pilot Corp.	Commercial Services & Supplies	41	1,668
Pola Orbis Holdings Inc.	Personal Products	120	2,886
Rakuten Inc.	Internet & Direct Marketing Retail	993	8,543
Recruit Holdings Co. Ltd.	Professional Services	1,671	63,027
Relo Group Inc.	Real Estate Management & Development	134	3,761
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	900	6,211
Rengo Co. Ltd.	Containers & Packaging	268	2,057
Resona Holdings Inc.	Banks	2,834	12,491
Resorttrust Inc.	Hotels, Restaurants & Leisure	68	1,161
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	859	9,422
Rinnai Corp.	Household Durables	44	3,462
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	109	8,806
Rohto Pharmaceutical Co. Ltd.	Personal Products	134	4,094
Ryohin Keikaku Co. Ltd.	Multiline Retail	300	7,056
Sankyo Co. Ltd.	Leisure Equipment & Products	68	2,268
Sankyu Inc.	Road & Rail	68	3,441
Sanrio Co. Ltd.	Specialty Retail	68	1,345
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	448	8,599

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Sanwa Holdings Corp.	Building Products	234	2,646
Sapporo Holdings Ltd.	Beverages	68	1,614
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	47	2,993
SBI Holdings Inc.	Capital Markets	278	5,922
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	48	3,308
SCSK Corp.	IT Services	56	2,922
Secom Co. Ltd.	Commercial Services & Supplies	244	21,952
Sega Sammy Holdings Inc.	Leisure Equipment & Products	234	3,409
Seibu Holdings Inc.	Road & Rail	268	4,427
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	334	5,086
Seino Holdings Co. Ltd.	Road & Rail	200	2,718
Sekisui Chemical Co. Ltd.	Household Durables	468	8,199
Sekisui House Ltd.	Household Durables	834	17,908
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	973	35,840
Seven Bank Ltd.	Banks	1,168	3,848
SG Holdings Co. Ltd.	Air Freight & Logistics	268	6,067
Sharp Corp.	Household Durables	200	3,101
Shikoku Electric Power Co. Inc.	Electric Utilities	200	1,984
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	334	10,572
Shimamura Co. Ltd.	Specialty Retail	34	2,603
SHIMANO Inc.	Leisure Equipment & Products	100	16,351
Shimizu Corp.	Construction & Engineering	734	7,538
Shin-Etsu Chemical Co. Ltd.	Chemicals	520	57,706
Shinsei Bank Ltd.	Banks	300	4,624
Shionogi & Co. Ltd.	Pharmaceuticals	353	21,981
Shiseido Co. Ltd.	Personal Products	502	35,947
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	68	2,841
Shochiku Co. Ltd.	Entertainment	14	2,123
Shoei Co. Ltd.	Real Estate Management & Development	534	6,466
Showa Denko K.K.	Chemicals	178	4,748
Sky Perfect JSAT Holdings Inc.	Media	468	2,089
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	234	4,597
SMC Corp.	Machinery	73	33,781
Softbank Corp.	Wireless Telecommunication Services	2,031	27,276
SoftBank Group Corp.	Wireless Telecommunication Services	2,088	91,378
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	82	4,467
Sojitz Corp.	Trading Companies & Distributors	2,068	6,698
Sompo Holdings Inc.	Insurance	434	17,172
Sony Corp.	Household Durables	1,608	109,508
Sony Financial Holdings Inc.	Insurance	230	5,562
Sotetsu Holdings Inc.	Road & Rail	100	2,728
Square Enix Holdings Co. Ltd.	Entertainment	100	4,997
Stanley Electric Co. Ltd.	Auto Components	179	5,238
Subaru Corp.	Automobiles	803	20,050
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	41	2,173
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	350	5,881
Sumitomo Bakelite Co. Ltd.	Chemicals	34	1,287
Sumitomo Chemical Co. Ltd.	Chemicals	2,100	9,623
Sumitomo Corp.	Trading Companies & Distributors	1,500	22,415
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	200	3,920
Sumitomo Electric Industries Ltd.	Auto Components	934	14,198
Sumitomo Forestry Co. Ltd.	Household Durables	168	2,497
Sumitomo Heavy Industries Ltd.	Machinery	134	3,859
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	300	9,783
Sumitomo Mitsui Financial Group Inc.	Banks	1,672	62,126
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	41	1,801
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	495	17,363
Sumitomo Rubber Industries Ltd.	Auto Components	234	2,879
Sundrug Co. Ltd.	Food & Staples Retailing	77	2,802
Suntory Beverage & Food Ltd.	Beverages	183	7,653

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Suzuken Co. Ltd.	Health Care Providers & Services	100	4,109
Suzuki Motor Corp.	Automobiles	543	22,819
Sysmex Corp.	Health Care Equipment & Supplies	238	16,313
T&D Holdings Inc.	Insurance	700	8,986
Tadano Ltd.	Machinery	134	1,234
Taiheiyo Cement Corp.	Construction Materials	145	4,290
Taisei Corp.	Construction & Engineering	268	11,208
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	54	4,030
Taiyo Nippon Sanso Corp.	Chemicals	181	4,044
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	168	5,186
Takara Bio Inc.	Biotechnology	68	1,287
Takara Holdings Inc.	Beverages	200	1,850
Takashimaya Co. Ltd.	Multiline Retail	168	1,898
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,974	78,688
	Electronic Equipment, Instruments &
TDK Corp.	Components	155	17,671
TechnoPro Holdings Inc.	Professional Services	44	3,097
Teijin Ltd.	Chemicals	234	4,403
Terumo Corp.	Health Care Equipment & Supplies	814	29,100
The 77 Bank Ltd.	Banks	84	1,416
The Bank of Kyoto Ltd.	Banks	100	4,325
The Chiba Bank Ltd.	Banks	800	4,660
The Chugoku Bank Ltd.	Banks	200	2,052
The Chugoku Electric Power Co. Inc.	Electric Utilities	468	6,158
The Dai-ichi Life Holdings Inc.	Insurance	1,368	22,866
The Hiroshima Bank Ltd.	Banks	368	1,815
The Iyo Bank Ltd.	Banks	434	2,476
The Japan Steel Works Ltd.	Machinery	100	1,985
The Shiga Bank Ltd.	Banks	68	1,744
The Shizuoka Bank Ltd.	Banks	634	4,772
THK Co. Ltd.	Machinery	145	3,960
TIS Inc.	IT Services	100	5,917
Tobu Railway Co. Ltd.	Road & Rail	268	9,753
Toda Corp.	Construction & Engineering	300	2,004
Toho Co. Ltd.	Entertainment	140	5,855
Toho Gas Co. Ltd.	Gas Utilities	109	4,473
Tohoku Electric Power Co. Inc.	Electric Utilities	568	5,655
Tokai Carbon Co. Ltd.	Chemicals	234	2,358
Tokai Rika Co. Ltd.	Auto Components	68	1,343
Tokio Marine Holdings Inc.	Insurance	832	46,846
Tokuyama Corp.	Chemicals	100	2,634
Tokyo Broadcasting System Holdings Inc.	Media	68	1,168
Tokyo Century Corp.	Diversified Financial Services	68	3,660
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	2,234	9,600
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	197	43,370
Tokyo Gas Co. Ltd.	Gas Utilities	544	13,273
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	268	4,215
TOKYU Corp.	Road & Rail	616	11,444
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	868	6,030
	Electronic Equipment, Instruments &
Topcon Corp.	Components	134	1,755
Toppan Printing Co. Ltd.	Commercial Services & Supplies	334	6,949
Toray Industries Inc.	Chemicals	2,000	13,639
Toshiba Corp.	Industrial Conglomerates	591	20,149
Toshiba Plant Systems & Services Corp.	Construction & Engineering	34	832
Tosoh Corp.	Chemicals	368	5,740
TOTO Ltd.	Building Products	179	7,643
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	200	3,478
Toyo Suisan Kaisha Ltd.	Food Products	111	4,729
Toyo Tire Corp.	Auto Components	134	1,942
Toyobo Co. Ltd.	Chemicals	100	1,533
Toyoda Gosei Co. Ltd.	Auto Components	100	2,526

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Toyota Boshoku Corp.	Auto Components	68	1,104
Toyota Industries Corp.	Auto Components	200	11,649
Toyota Motor Corp.	Automobiles	3,195	226,788
Toyota Tsusho Corp.	Trading Companies & Distributors	300	10,656
Trend Micro Inc.	Software	142	7,317
TS TECH Co. Ltd.	Auto Components	68	2,143
Tsumura & Co.	Pharmaceuticals	100	2,954
Tsuruha Holdings Inc.	Food & Staples Retailing	46	5,934
TV Asahi Holdings Corp.	Media	34	634
Ube Industries Ltd.	Chemicals	134	2,933
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	68	2,719
Unicharm Corp.	Household Products	487	16,581
Ushio Inc.	Electrical Equipment	134	2,002
USS Co. Ltd.	Specialty Retail	268	5,095
Wacoal Corp.	Textiles, Apparel & Luxury Goods	68	1,838
Welcia Holdings Co. Ltd.	Food & Staples Retailing	68	4,349
West Japan Railway Co.	Road & Rail	230	19,981
Yakult Honsha Co. Ltd.	Food Products	153	8,489
Yamada Denki Co. Ltd.	Specialty Retail	1,300	6,914
Yamaguchi Financial Group Inc.	Banks	268	1,835
Yamaha Corp.	Leisure Equipment & Products	200	11,189
Yamaha Motor Co. Ltd.	Automobiles	349	7,075
Yamato Holdings Co. Ltd.	Air Freight & Logistics	446	7,662
Yamato Kogyo Co. Ltd.	Metals & Mining	34	858
Yamazaki Baking Co. Ltd.	Food Products	168	3,013
Yaoko Co. Ltd.	Food & Staples Retailing	34	1,746
YASKAWA Electric Corp.	Machinery	334	12,816
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	300	5,325
Yokohama Rubber Co. Ltd.	Auto Components	134	2,628
Z Holdings Corp.	Interactive Media & Services	3,634	15,415
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	68	2,910
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	113	2,567
Zeon Corp.	Chemicals	168	2,112
Zozo Inc.	Internet & Direct Marketing Retail	134	2,573

Total Investments before Short Term Investments (Cost $5,400,220)			5,115,539
Short Term Investments (Cost $1,820) 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust Portfolio, 1.26%	Money Market Funds	1,820	1,820

Total Investments (Cost $5,402,040) 99.4%			5,117,359

Other Assets, less Liabilities 0.6%			29,410
Net Assets 100.0%			$5,146,769

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	162,946,000	$1,499,410	1/07/20	$—	$(22)
Japanese Yen	UBSW	Buy	162,946,000	1,499,358	1/07/20	30	—
Japanese Yen	HSBK	Buy	162,946,000	1,499,366	1/07/20	22	—
Japanese Yen	MSCO	Buy	66,660,000	613,473	1/07/20	—	(85)
Japanese Yen	MSCO	Sell	66,660,000	610,466	1/07/20	—	(2,923)
Japanese Yen	BOFA	Sell	162,946,000	1,492,171	1/07/20	—	(7,217)
Japanese Yen	UBSW	Sell	162,946,000	1,492,177	1/07/20	—	(7,211)
Japanese Yen	HSBK	Sell	162,946,000	1,492,166	1/07/20	—	(7,222)
Japanese Yen	MSCO	Sell	66,818,000	615,869	2/04/20	69	—
Japanese Yen	BOFA	Sell	163,333,000	1,505,318	2/04/20	28	—
Japanese Yen	HSBK	Sell	163,333,000	1,505,169	2/04/20	—	(121)
Japanese Yen	UBSW	Sell	163,333,000	1,505,191	2/04/20	—	(99)
Total Forward Exchange Contracts						$149	$(24,900)
Net unrealized appreciation (depreciation)							$(24,751)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini		Long	2	$43,506	3/12/20	$596

*As of period end.

Abbreviations

Selected Portfolio

BOFA - Bank of America Corp.
HSBK - HSBC Bank PLC
MSCO - Morgan Stanley
UBSW - UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 75.3%
Brazil 44.3%
Ambev SA	Beverages	16,900		$78,436
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,300		7,546
[a] Azul SA	Airlines	800		11,590
[a] B2W Cia Digital	Internet & Direct Marketing Retail	699		10,923
B3 SA - Brasil Bolsa Balcao	Capital Markets	7,700		82,250
Banco Bradesco SA	Banks	4,000		33,878
Banco BTG Pactual SA	Capital Markets	1,000		18,925
Banco do Brasil SA	Banks	3,200		42,018
Banco Santander Brasil SA	Banks	1,600		19,696
BB Seguridade Participacoes SA	Insurance	2,600		24,367
BR Malls Paricipacoes SA	Real Estate Management & Development	3,000		13,469
[a] BRF SA	Food Products	2,200		19,251
CCR SA	Transportation Infrastructure	4,400		20,760
Centrais Eletricas Brasileiras SA	Electric Utilities	1,800		16,914
Cia Siderurgica Nacional SA	Metals & Mining	2,400		8,418
Cielo SA	IT Services	4,300		8,947
Cogna Educacao	Diversified Consumer Services	5,700		16,196
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300		19,571
Companhia Energetica de Minas Gerais	Electric Utilities	300		1,163
Companhia Paranaense de Energia-Copel	Electric Utilities	100		1,718
Cosan SA	Oil, Gas & Consumable Fuels	600		10,377
CPFL Energia SA	Electric Utilities	700		6,186
CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	500		5,444
EDP-Energias do Brasil SA	Electric Utilities	1,200		6,593
Embraer SA	Aerospace & Defense	2,800		13,733
Energisa SA	Electric Utilities	735		9,781
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	625		7,893
Equatorial Energia SA	Electric Utilities	3,400		19,262
Fleury SA	Health Care Providers & Services	800		6,071
Grendene SA	Textiles, Apparel & Luxury Goods	1,000		3,053
[b,c] Hapvida Participacoes e Investimentos SA, Reg S, 144A	Health Care Providers & Services	600		9,531
Hypera SA	Pharmaceuticals	1,600		14,195
IRB Brasil Resseguros SA	Insurance	3,200		30,984
Klabin SA	Containers & Packaging	2,800		12,814
Localiza Rent a Car SA	Road & Rail	2,205		25,987
Lojas Americanas SA	Multiline Retail	900		4,407
[a] Lojas Americanas SA, rts., 1/6/20	Multiline Retail	8		15
[a] Lojas Americanas SA, rts., 1/6/20	Multiline Retail	28		65
Lojas Renner SA	Multiline Retail	3,080		43,022
[a] M. Dias Branco SA	Food Products	300		2,845
Magazine Luiza SA	Multiline Retail	2,428		28,790
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,100		9,051
Natura & Co. Holding SA	Personal Products	1,400		13,458
Neoenergia SA	Electric Utilities	800		4,948
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,700		28,843
Odontoprev SA	Health Care Providers & Services	1,000		4,194
Petrobras Distribuidora SA	Specialty Retail	2,700		20,183
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	11,500		91,481
Porto Seguro SA	Insurance	400		6,239
Raia Drogasil SA	Food & Staples Retailing	899		24,949
[a] Rumo SA	Road & Rail	4,300		27,899
Sao Martinho SA	Food Products	600		3,538
Sul America SA	Insurance	900		13,406
Suzano SA	Paper & Forest Products	3,119		30,766
Tim Participacoes SA	Wireless Telecommunication Services	3,200		12,465
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	900		6,976
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	3,264		20,674
Vale SA	Metals & Mining	13,300	176,222

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Via Varejo SA	Specialty Retail	1,500	4,165
Weg SA	Electrical Equipment	2,900	24,987
YDUQS PART	Diversified Consumer Services	1,000	11,808
			1,253,336
Chile 6.3%
	Independent Power and Renewable
AES Gener SA	Electricity Producers	10,824	2,346
Aguas Andinas SA, A	Water Utilities	10,714	4,545
Banco de Chile	Banks	173,931	18,435
Banco de Credito e Inversiones SA	Banks	173	7,845
Banco Santander Chile SA	Banks	240,526	13,754
Cencosud SA	Food & Staples Retailing	5,211	6,861
[a] Cencosud Shopping SA	Real Estate Management & Development	1,850	4,075
	Independent Power and Renewable
Colbun SA	Electricity Producers	27,302	4,357
Compania Cervecerias Unidas SA	Beverages	575	5,636
E CL SA	Electric Utilities	1,895	2,885
[a] Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	531	3,777
Empresas CMPC SA	Paper & Forest Products	4,339	10,617
Empresas COPEC SA	Oil, Gas & Consumable Fuels	1,899	17,047
Enel Americas SA	Electric Utilities	141,859	31,505
Enel Chile SA	Electric Utilities	104,636	9,810
Itau CorpBanca	Banks	635,830	3,687
Latam Airlines Group SA	Airlines	1,209	12,131
Parque Arauco SA	Real Estate Management & Development	2,325	5,720
Plaza SA	Real Estate Management & Development	991	2,080
S.A.C.I. Falabella	Multiline Retail	2,737	11,797
			178,910
Colombia 2.4%
Bancolombia SA	Banks	1,071	14,361
Cementos Argos SA	Construction Materials	2,000	4,449
[a] Corporation Financiera Colombiana SA	Diversified Financial Services	412	3,867
Ecopetrol SA	Oil, Gas & Consumable Fuels	18,639	18,829
Grupo Agros SA	Construction Materials	1,260	6,835
Grupo Inversiones Suramericana SA	Diversified Financial Services	973	10,081
Interconexion Electrica SA ESP	Electric Utilities	1,637	9,778
			68,200
Mexico 21.0%
Alfa SAB de CV	Industrial Conglomerates	11,937	9,912
Alpek SAB de CV	Chemicals	1,448	1,602
[a] Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure	2,039	5,380
America Movil SAB de CV, L	Wireless Telecommunication Services	106,685	85,307
Arca Continental SAB de CV	Beverages	1,512	8,005
Banco del Bajio SA	Banks	2,706	4,538
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	2,163	2,959
Becle SA de CV	Beverages	2,168	4,037
Cemex SAB de CV	Construction Materials	58,927	22,093
Coca-Cola FEMSA SA de CV	Beverages	1,996	12,143
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	895	1,359
El Puerto de Liverpool SAB de CV	Multiline Retail	763	3,795
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	11,779	18,270
Fomento Economico Mexicano SAB de CV	Beverages	8,172	77,319
[c] GMexico Transportes SAB de CV, 144A	Road & Rail	1,697	2,256
Gruma SAB de CV	Food Products	774	7,957
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,245	9,351
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,371	16,311
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	787	14,755
Grupo Bimbo SAB de CV, A	Food Products	9,134	16,653
Grupo Carso SAB de CV	Industrial Conglomerates	1,900	7,025

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	1,180	1,695
Grupo Elektra SAB de CV	Banks	251	18,453
Grupo Financiero Banorte SAB de CV	Banks	10,937	61,189
Grupo Financiero Inbursa SAB de CV	Banks	8,820	10,831
Grupo Lala SAB de CV	Food Products	2,276	1,969
Grupo Mexico SAB de CV, B	Metals & Mining	13,960	38,338
Grupo Televisa SA	Media	8,391	19,716
Industrias Bachoco SAB de CV, B	Food Products	633	2,730
Industrias Penoles SA	Metals & Mining	487	5,112
Infraestructura Energetica Nova SAB de CV	Gas Utilities	2,014	9,484
Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,266	6,486
Megacable Holdings SAB de CV	Media	1,181	4,843
Nemak SAB de CV	Auto Components	2,250	947
Orbia Advance Corp SAB de CV	Chemicals	3,997	8,534
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	831	8,517
Regional SAB de CV	Banks	878	4,935
[a] Telesites SAB de CV	Diversified Telecommunication Services	4,986	3,696
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	20,067	57,542
			596,044
Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	825	12,457

United States 0.9%
JBS SA	Food Products	3,800	24,372

Total Common Stocks (Cost $1,971,449)			2,133,319
Preferred Stocks 24.5%
Brazil 22.9%
[a] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	750	6,190
[d] Banco Bradesco SA, 5.543%, pfd.	Banks	15,620	140,447
[d] Banco do Estado do Rio Grande do Sul SA, 5.746%, pfd., B	Banks	800	4,306
[d] Bradespar SA, 5.324%, pfd.	Metals & Mining	900	8,565
[d] Braskem SA, 2.811%, pfd., A	Chemicals	700	5,194
[d] Centrais Eletricas Brasileiras SA, 3.847%, pfd., B	Electric Utilities	900	8,556
[d] Cia de Transmissao de Energia Eletrica Paulista, 6.692%, pfd.	Electric Utilities	700	3,929
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 2.777%, pfd., B	Electricity Producers	700	5,558
[d] Companhia Brasileira de Distribuicao, 1.015%, pfd., A	Food & Staples Retailing	619	13,487
[d] Companhia Energetica de Minas Gerais, 5.257%, pfd.	Electric Utilities	3,600	12,341
[d] Companhia Paranaense de Energia, 4.120%, pfd., B	Electric Utilities	400	6,868
[d] Gerdau SA, 1.400%, pfd.	Metals & Mining	4,000	19,887
[d] Itau Unibanco Holding SA, 4.728%, pfd.	Banks	18,400	169,697
[d] Itausa-Investimentos Itau SA, 5.096%, pfd.	Banks	16,900	59,194
[d] Lojas Americanas SA, 0.934%, pfd.	Multiline Retail	2,900	18,679
[d] Petroleo Brasileiro SA, 3.111%, pfd.	Oil, Gas & Consumable Fuels	18,300	137,294
[d] Telefonica Brasil SA, 4.959%, pfd.	Diversified Telecommunication Services	1,600	23,061
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 1.672%, pfd., A	Metals & Mining	1,500	3,546
			646,799
Chile 0.4%
[d] Embotelladora Andina SA, 4.341%, pfd., B	Beverages	775	2,246
[d] Sociedad Quimica y Minera de Chile SA, 0.006%, pfd., B	Chemicals	368	9,842
			12,088
Colombia 1.2%
[d] Bancolombia SA, 2.384%, pfd.	Banks	1,748	24,397
[d] Grupo Aval Acciones y Valores SA,3.973%, pfd.	Banks	15,722	6,995

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[d] Grupo de Inversiones Suramericana SA,1.877%, pfd.	Diversified Financial Services	302	2,696
			34,088
Total Preferred Stocks (Cost $617,868)			692,975
Total Investments (Cost $2,589,317) 99.8%			2,826,294
Other Assets, less Liabilities 0.2%			6,125
Net Assets 100.0%			$2,832,419

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2019, the value of this security was $9,531, representing 0.3% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $11,787, representing 0.4% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Mini Bovespa Index	Long	1	$5,736	2/12/20	$(96)

*As of period end.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 100.0%
Mexico 100.0%
Alfa SAB de CV	Industrial Conglomerates	98,760	$82,004
Alpek SAB de CV	Chemicals	12,328	13,638
[a]Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure	16,948	44,721
America Movil SAB de CV, L	Wireless Telecommunication Services	707,772	565,948
Arca Continental SAB de CV	Beverages	12,640	66,922
Banco del Bajio SA	Banks	22,456	37,661
Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo
Financiero Santander, B	Banks	18,392	25,157
Becle SA de CV	Beverages	17,848	33,231
Cemex SAB de CV	Construction Materials	547,984	205,450
Coca-Cola FEMSA SA de CV	Beverages	16,728	101,764
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	7,372	11,196
El Puerto de Liverpool SAB de CV	Multiline Retail	6,428	31,970
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	104,324	161,812
Fomento Economico Mexicano SAB de CV	Beverages	54,512	515,762
[b]GMexico Transportes SAB de CV, 144A	Road & Rail	14,024	18,648
Gruma SAB de CV	Food Products	6,476	66,574
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	10,444	78,441
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	11,832	140,770
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	6,640	124,488
Grupo Bimbo SAB de CV, A	Food Products	78,956	143,955
Grupo Carso SAB de CV	Industrial Conglomerates	15,600	57,678
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	9,780	14,045
Grupo Elektra SAB de CV	Banks	2,244	164,979
Grupo Financiero Banorte SAB de CV	Banks	74,220	415,237
Grupo Financiero Inbursa SAB de CV	Banks	73,512	90,274
Grupo Lala SAB de CV	Food Products	18,800	16,267
Grupo Mexico SAB de CV, B	Metals & Mining	99,716	273,844
Grupo Televisa SA	Media	76,560	179,886
Industrias Bachoco SAB de CV, B	Food Products	5,228	22,544
Industrias Penoles SA	Metals & Mining	4,036	42,363
Infraestructura Energetica Nova SAB de CV	Gas Utilities	16,768	78,965
Kimberly-Clark de Mexico SAB de CV, A	Household Products	27,132	53,879
Megacable Holdings SAB de CV	Media	9,768	40,057
Nemak SAB de CV	Auto Components	19,356	8,149
Orbia Advance Corp SAB de CV	Chemicals	33,568	71,672
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	6,968	71,414
Regional SAB de CV	Banks	7,388	41,529
[a]Telesites SAB de CV	Diversified Telecommunication Services	41,908	31,069
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	137,124	393,204
Total Investments (Cost $4,607,402) 100.0%			4,537,167

†Other Assets, less Liabilities 0.0%			(707)
Net Assets 100.0%			$4,536,460

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund's Board of Trustees. At December 31, 2019, the value of this security was $18,648, representing 0.4% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 95.0%
Russia 95.0%
Aeroflot - Russian Airlines PJSC	Airlines	99,346	$165,547
Alrosa PJSC	Metals & Mining	338,325	459,298
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	49,357,971	159,443
Federal Hydrogenerating Co.	Electric Utilities	21,803,925	194,936
Gazprom PJSC	Oil, Gas & Consumable Fuels	763,308	3,150,994
Inter RAO UES PJSC	Electric Utilities	5,653,245	458,913
LUKOIL PJSC	Oil, Gas & Consumable Fuels	30,316	3,011,039
Magnit PJSC	Food & Staples Retailing	8,606	474,560
Magnitogorsk Iron & Steel Works	Metals & Mining	335,829	226,819
MMC Norilsk Nickel PJSC	Metals & Mining	2,314	711,659
Mobile TeleSystems PJSC	Wireless Telecommunication Services	95,433	491,598
Moscow Exchange MICEX	Capital Markets	242,372	420,465
Mosenergo PAO	Electric Utilities	1,462,474	53,214
NLMK PJSC	Metals & Mining	189,332	438,098
NovaTek PJSC	Oil, Gas & Consumable Fuels	41,483	842,867
PhosAgro PJSC	Chemicals	6,695	259,559
Polyus Gold OJSC	Metals & Mining	3,887	444,546
Rosneft PJSC	Oil, Gas & Consumable Fuels	76,362	552,879
Rosseti PJSC	Electric Utilities	5,591,131	124,576
Rostelecom PJSC	Diversified Telecommunication Services	163,826	206,684
[a] RussNeft PJSC	Oil, Gas & Consumable Fuels	8,450	74,853
Sberbank of Russia PJSC	Banks	745,524	3,057,775
Severstal PJSC	Metals & Mining	29,159	440,169
Sistema PJSFC	Wireless Telecommunication Services	547,599	134,327
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	417,482	339,235
Tatneft PAO	Oil, Gas & Consumable Fuels	59,033	722,049
	Independent Power and Renewable
Unipro PJSC	Electricity Producers	1,963,156	87,868
VTB Bank PJSC	Banks	606,159,957	447,950
Total Common Stocks (Cost $14,175,197)			18,151,920
Preferred Stocks 4.8%
Russia 4.8%
[b] Bashneft PJSC, 9.228%, pfd.	Oil, Gas & Consumable Fuels	3,653	101,307
[b] Surgutneftegas PJSC, 20.196%, pfd.	Oil, Gas & Consumable Fuels	449,969	273,301
[b] Tatneft PJSC, 13.275%, pfd., 3	Oil, Gas & Consumable Fuels	5,642	66,675
[b] Transneft PJSC, 6.057%, pfd.	Oil, Gas & Consumable Fuels	169	480,923
Total Preferred Stocks (Cost $822,893)			922,206
Total Investments (Cost $14,998,090) 99.8%			19,074,126

Other Assets, less Liabilities 0.2%			34,650
Net Assets 100.0%			$19,108,776

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 100.0%
Saudi Arabia 100.0%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	792	$17,207
Advanced Petrochemical Co.	Chemicals	1,906	25,100
Al-Rajhi Bank	Banks	16,644	290,171
Alinma Bank	Banks	11,878	80,267
Almarai Co. JSC	Food Products	4,538	59,881
Arabian Centres Co. Ltd.	Real Estate Management & Development	1,706	13,257
Bank Al-Jazira	Banks	7,214	28,923
Bank Albilad	Banks	6,598	47,313
Bupa Arabia for Cooperative Insurance Co.	Insurance	1,116	30,464
Dallah Healthcare Co.	Health Care Providers & Services	514	6,413
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	9,502	27,863
[a] Emaar Economic City	Real Estate Management & Development	7,478	19,037
[a] Etihad Etisalat Co.	Wireless Telecommunication Services	6,774	45,144
[a] Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	1,172	7,998
Jarir Marketing Co.	Specialty Retail	1,056	46,617
[a] Mobile Telecommunications Co.	Wireless Telecommunication Services	5,136	16,074
Mouwasat Medical Services Co.	Health Care Providers & Services	862	20,221
National Commercial Bank	Banks	18,394	241,491
[a] National Industrialization Co.	Chemicals	5,886	21,465
National Petrochemical Co.	Chemicals	2,156	13,644
[a] Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	3,932	22,703
Riyad Bank	Banks	17,582	112,486
Sahara International Petrochemical Co.	Chemicals	6,452	30,890
Samba Financial Group	Banks	12,322	106,589
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	682	18,689
Saudi Arabian Fertilizer Co.	Chemicals	3,594	74,250
[a] Saudi Arabian Mining Co.	Metals & Mining	6,832	80,863
[a,b,c] Saudi Aramco, 144A, Reg S	Oil, Gas & Consumable Fuels	17,820	167,450
Saudi Basic Industries Corp.	Chemicals	12,050	301,627
Saudi Cement Co.	Construction Materials	1,346	25,153
Saudi Electricity Co.	Electric Utilities	13,574	73,166
Saudi Ground Services Co.	Transportation Infrastructure	1,604	15,008
Saudi Industrial Investment Group	Chemicals	3,960	25,335
[a] Saudi Kayan Petrochemical Co.	Chemicals	13,196	39,047
Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	1,056	7,671
[a] Saudi Research & Marketing Group	Media	590	12,221
Saudi Telecom Co.	Diversified Telecommunication Services	8,206	222,688
[a] Savola Al-Azizia United Co.	Food Products	4,700	43,037
Seera Group Holdings	Hotels, Restaurants & Leisure	2,640	15,412
Southern Province Cement Co.	Construction Materials	1,232	21,150
[a] The Company for Cooperative Insurance	Insurance	1,100	22,491
The Qassim Cement	Construction Materials	792	13,956
Yanbu Cement	Construction Materials	1,386	14,095
Yanbu National Petrochemical Co.	Chemicals	4,182	62,318
Total Investments (Cost $2,448,620) 100.0%			2,586,845

Other Assets, less Liabilities 0.0%†			673
Net Assets 100.0%			$2,587,518

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund's Board of Trustees. At December 31, 2019, the value of this security was $167,450, representing 6.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31,
2019, the value of this security was $167,450, representing 6.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 99.8%
Isle Of Man 0.2%
MAS Real Estate Inc.	Real Estate Management & Development	3,590	$4,904

Romania 1.0%
NEPI Rockcastle PLC	Real Estate Management & Development	2,988	26,460

South Africa 98.6%
Absa Group Ltd.	Banks	5,998	64,040
African Rainbow Minerals Ltd.	Metals & Mining	864	10,112
Anglo American Platinum Ltd.	Metals & Mining	502	46,932
AngloGold Ashanti Ltd.	Metals & Mining	3,442	77,906
[a] Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,176	27,078
Assore Ltd.	Metals & Mining	278	5,407
AVI Ltd.	Food Products	2,592	16,492
Barloworld Ltd.	Trading Companies & Distributors	1,762	14,205
Bid Corp. Ltd.	Food & Staples Retailing	2,754	65,034
Bidvest Group Ltd.	Industrial Conglomerates	2,804	41,061
Capitec Bank Holdings Ltd.	Banks	442	45,712
Clicks Group Ltd.	Food & Staples Retailing	2,094	38,424
Coronation Fund Managers Ltd.	Capital Markets	2,146	6,131
[b] Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	3,256	6,170
Discovery Ltd.	Insurance	3,006	25,932
Distell Group Holdings Ltd.	Beverages	664	6,306
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,082	19,525
FirstRand Ltd.	Diversified Financial Services	26,388	118,509
	Equity Real Estate Investment Trusts
Fortress REIT Ltd.	(REITs)	7,238	4,141
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	9,728	13,399
Gold Fields Ltd.	Metals & Mining	6,746	46,250
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	24,452	38,662
[a] Harmony Gold Mining Co. Ltd.	Metals & Mining	3,788	13,870
	Equity Real Estate Investment Trusts
Hyprop Investments Ltd.	(REITs)	2,088	8,369
[a] Impala Platinum Holdings Ltd.	Metals & Mining	6,076	62,361
Investec Ltd.	Capital Markets	2,500	14,832
JSE Ltd.	Capital Markets	690	5,898
KAP Industrial Holdings Ltd.	Industrial Conglomerates	21,884	6,573
Kumba Iron Ore Ltd.	Metals & Mining	428	12,765
Liberty Holdings Ltd.	Insurance	1,000	7,913
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	11,516	20,300
Massmart Holdings Ltd.	Food & Staples Retailing	854	3,134
Momentum Metropolitan Holdings	Insurance	8,252	12,888
Motus Holdings Ltd.	Specialty Retail	1,446	8,448
Mr. Price Group Ltd.	Specialty Retail	2,076	27,094
MTN Group Ltd.	Wireless Telecommunication Services	14,938	88,121
[a] MultiChoice Group Ltd.	Media	3,538	29,476
Naspers Ltd., N	Internet & Direct Marketing Retail	3,298	540,281
Nedbank Group Ltd.	Banks	3,304	50,634
Netcare Ltd.	Health Care Providers & Services	11,954	16,636
[a] Northam Platinum Ltd.	Metals & Mining	2,906	25,690
Old Mutual Ltd.	Insurance	38,218	53,732
[b] PepKor Holdings Ltd., Reg S	Specialty Retail	5,796	7,490
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	2,834	12,948
Pioneer Foods Group Ltd.	Food Products	1,148	9,018
PSG Group Ltd.	Diversified Financial Services	1,356	22,707
Rand Merchant Investment Holdings Ltd.	Insurance	6,250	13,784
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	46,764	25,282

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Remgro Ltd.	Diversified Financial Services	4,272	59,573
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	2,358	11,473
Reunert Ltd.	Industrial Conglomerates	1,330	6,905
RMB Holdings Ltd.	Diversified Financial Services	6,218	35,769
Sanlam Ltd.	Insurance	14,508	82,067
Santam Ltd.	Insurance	344	7,138
Sappi Ltd.	Paper & Forest Products	4,542	14,184
Sasol Ltd.	Chemicals	4,632	100,527
Shoprite Holdings Ltd.	Food & Staples Retailing	4,074	36,686
[a] Sibanye Gold Ltd.	Metals & Mining	17,952	46,076
Standard Bank Group Ltd.	Banks	10,630	127,954
[a] Super Group Ltd.	Specialty Retail	3,010	6,122
Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,438	6,071
The Foschini Group Ltd.	Specialty Retail	1,906	20,376
The Spar Group Ltd.	Food & Staples Retailing	1,600	22,599
Tiger Brands Ltd.	Food Products	1,374	20,704
Truworths International Ltd.	Specialty Retail	3,544	12,469
Tsogo Sun Gaming Ltd.	Hotels, Restaurants & Leisure	4,344	3,815
Vodacom Group Ltd.	Wireless Telecommunication Services	4,950	40,815
	Equity Real Estate Investment Trusts
Vukile Property Fund Ltd.	(REITs)	7,336	10,178
Woolworths Holdings Ltd.	Multiline Retail	7,932	27,568
			2,536,741
Total Investments (Cost $2,405,791) 99.8%			2,568,105

Other Assets, less Liabilities 0.2%			5,322
Net Assets 100.0%			$2,573,427

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $13,660, representing 0.5% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 94.6%
South Korea 94.6%
[a]Amorepacific Corp.	Personal Products	798	$138,009
[a]AmorePacific Group	Personal Products	735	52,561
[a]BGF Co. Ltd.	Industrial Conglomerates	672	3,254
[a]BGF Retail Co. Ltd.	Food & Staples Retailing	154	22,572
[a]BNK Financial Group Inc.	Banks	7,280	48,221
[a]Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,697	77,773
[a]Celltrion Inc.	Biotechnology	2,631	411,787
[a]Cheil Worldwide Inc.	Media	1,792	37,267
[a]CJ CheilJedang Corp.	Food Products	203	44,323
[a]CJ Corp.	Industrial Conglomerates	315	26,312
[a]CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	252	34,778
[a]CJ Logistics Corp.	Road & Rail	189	25,332
[a]Daelim Industrial Co. Ltd.	Construction & Engineering	693	54,232
[a]Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	4,494	18,420
[a]Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	1,211	29,164
[a]DB Insurance Co. Ltd.	Insurance	1,197	54,134
[a]DGB Financial Group Inc.	Banks	3,724	22,928
[a]Dongsuh Cos. Inc.	Food & Staples Retailing	805	12,112
Doosan Bobcat Inc.	Machinery	609	18,089
Doosan Co. Ltd.	Industrial Conglomerates	147	8,936
[a]Doosan Fuel Cell Co. Ltd.	Electrical Equipment	543	4,113
[a]Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	2,968	14,680
[a]Doosan Infracore Co. Ltd.	Machinery	3,262	15,655
	Electronic Equipment, Instruments &
[a]Doosan Solus Co. Ltd.	Components	294	5,173
[a]E-MART Inc.	Food & Staples Retailing	511	56,338
[a]Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	1,323	60,633
[a]GS Engineering & Construction Corp.	Construction & Engineering	1,484	39,845
[a]GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,274	56,845
[a]GS Retail Co. Ltd.	Food & Staples Retailing	672	22,808
Hana Financial Group Inc.	Banks	7,518	239,884
[a]Hankook Tire & Technology Co. Ltd.	Auto Components	1,918	55,643
[a]Hanmi Pharm Co. Ltd.	Pharmaceuticals	182	46,663
[a]Hanmi Science Co. Ltd.	Pharmaceuticals	357	11,839
Hanon Systems	Auto Components	4,088	39,415
[a]Hanssem Co. Ltd.	Household Durables	252	13,554
[a]Hanwha Aerospace Co. Ltd.	Aerospace & Defense	910	27,581
[a]Hanwha Chemical Corp.	Chemicals	2,058	33,545
[a]Hanwha Corp.	Industrial Conglomerates	1,064	23,001
[a]Hanwha Corp.	Industrial Conglomerates	483	5,743
[a]Hanwha Life Insurance Co. Ltd.	Insurance	6,993	13,968
[a]HDC Holdings Co. Ltd.	Construction & Engineering	910	8,695
[a]HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	777	17,234
[a]Helixmith Co. Ltd.	Biotechnology	462	37,033
[a]Hite Jinro Co. Ltd.	Beverages	770	19,309
[a]HLB Inc.	Leisure Products	875	86,936
[a]Hotel Shilla Co. Ltd.	Specialty Retail	791	62,106
[a]Hyundai Construction Equipment Co. Ltd.	Machinery	308	7,963
[a]Hyundai Department Store Co. Ltd.	Multiline Retail	385	27,665
[a]Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	1,855	67,851
[a]Hyundai Glovis Co. Ltd.	Air Freight & Logistics	469	57,994
[a]Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	266	77,745
[a]Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,540	35,888
[a]Hyundai Mipo Dockyard Co. Ltd.	Machinery	511	20,348
Hyundai Mobis Co. Ltd.	Auto Components	1,659	367,248
Hyundai Motor Co.	Automobiles	3,598	374,905
[a]Hyundai Steel Co.	Metals & Mining	1,911	51,970
[a]Hyundai Wia Corp.	Auto Components	406	17,624
[a]Industrial Bank of Korea	Banks	6,790	69,283

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a]Kakao Corp.	Interactive Media & Services	1,316	174,678
[a]Kangwon Land Inc.	Hotels, Restaurants & Leisure	2,716	69,518
[a]KB Financial Group Inc.	Banks	9,849	405,815
[b]KCC Corp.	Building Products	147	28,664
[a]KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	532	18,010
[a]Kia Motors Corp.	Automobiles	6,545	250,719
[a]Korea Aerospace Industries Ltd.	Aerospace & Defense	1,645	48,435
[a]Korea Electric Power Corp.	Electric Utilities	6,461	155,317
[a]Korea Gas Corp.	Gas Utilities	665	21,765
[a]Korea Investment Holdings Co. Ltd.	Capital Markets	966	60,477
[a]Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	1,099	120,216
[a]Korea Zinc Co. Ltd.	Metals & Mining	252	92,611
[a]Korean Air Lines Co. Ltd.	Airlines	1,197	29,499
[a]KT&G Corp.	Tobacco	2,814	228,244
[a]Kumho Petrochemical Co. Ltd.	Chemicals	448	30,023
[a]LG Chem Ltd.	Chemicals	1,162	319,024
[a]LG Corp.	Industrial Conglomerates	2,289	146,075
	Electronic Equipment, Instruments &
[a]LG Display Co. Ltd.	Components	5,670	79,673
[a]LG Electronics Inc.	Household Durables	2,730	170,204
[a]LG Household & Health Care Ltd.	Personal Products	224	244,251
[a]LG Uplus Corp.	Diversified Telecommunication Services	4,942	60,683
[a]Lotte Chemical Corp.	Chemicals	371	71,861
[a]Lotte Chilsung Beverage Co. Ltd.	Beverages	91	11,016
Lotte Corp.	Industrial Conglomerates	665	22,398
[a]LOTTE Fine Chemical Co. Ltd.	Chemicals	441	17,217
[a]Lotte Shopping Co. Ltd.	Multiline Retail	287	33,627
[a]LS Corp.	Electrical Equipment	441	18,228
[a]Mando Corp.	Auto Components	826	25,142
Medy-tox Inc.	Biotechnology	105	27,320
[a]Mirae Asset Daewoo Co. Ltd.	Capital Markets	3,724	13,203
[a]Mirae Asset Daewood Co. Ltd.	Capital Markets	9,506	62,061
[a]Naver Corp.	Interactive Media & Services	3,402	548,638
[a]NCsoft Corp.	Entertainment	420	196,481
[a]Netmarble Corp.	Entertainment	441	35,236
[a]NH Investment & Securities Co. Ltd.	Capital Markets	3,234	35,515
[a]NHN Corp.	Entertainment	259	14,961
[a]Nongshim Co. Ltd.	Food Products	84	17,469
[a]OCI Co. Ltd.	Chemicals	462	25,009
[a]Orion Corp.	Food Products	546	49,810
[a]Ottogi Corp.	Food Products	35	16,767
[a]Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,134	19,367
POSCO	Metals & Mining	1,736	355,021
[a]POSCO Chemical Co. Ltd.	Construction Materials	546	23,253
[a]Posco International Corp.	Trading Companies & Distributors	1,260	20,320
[a]S-1 Corp.	Commercial Services & Supplies	490	39,702
S-Oil Corp.	Oil, Gas & Consumable Fuels	1,043	85,951
[a]Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	336	125,806
[a]Samsung C&T Corp.	Industrial Conglomerates	2,128	199,652
[a]Samsung Card Co. Ltd.	Consumer Finance	749	25,000
	Electronic Equipment, Instruments &
[a]Samsung Electro-Mechanics Co. Ltd.	Components	1,414	152,838
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	54,404	2,625,054
[a]Samsung Engineering Co. Ltd.	Construction & Engineering	4,018	66,709
[a]Samsung Fire & Marine Insurance Co. Ltd.	Insurance	833	175,395
[a]Samsung Heavy Industries Co. Ltd.	Machinery	11,109	69,836
[a]Samsung Life Insurance Co. Ltd.	Insurance	1,610	103,718
	Electronic Equipment, Instruments &
[a]Samsung SDI Co. Ltd.	Components	1,337	272,845
[a]Samsung SDS Co. Ltd.	IT Services	812	136,568
[a]Samsung Securities Co. Ltd.	Capital Markets	1,596	53,271
[a]Shinhan Financial Group Co. Ltd.	Banks	11,487	430,595
[a]Shinsegae Co. Ltd.	Multiline Retail	175	43,733

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a]SillaJen Inc.	Biotechnology	1,330	16,734
SK Holdings Co. Ltd.	Industrial Conglomerates	840	190,307
	Semiconductors & Semiconductor
[a]SK Hynix Inc.	Equipment	13,167	1,071,395
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,456	188,854
[a]SK Networks Co. Ltd.	Trading Companies & Distributors	3,703	19,020
SK Telecom Co. Ltd.	Wireless Telecommunication Services	595	122,452
[a]SKC Co. Ltd.	Chemicals	490	21,609
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	2,667	13,076
Woongjin Coway Co. Ltd.	Household Durables	1,428	114,961
Woori Financial Group Inc.	Banks	13,706	137,481
[a]Yuhan Corp.	Pharmaceuticals	235	48,059

Total Common Stocks (Cost $16,635,794)			14,299,369
Preferred Stocks 3.9%
South Korea 3.9%
[a,c]Amorepacific Corp., 1.326%, pfd.	Personal Products	273	21,105
[a,c]CJ CheilJedang Corp., 3.257%, pfd.	Food Products	35	3,299
[c] Hyundai Motor Co., 1.259%, pfd., 2	Automobiles	959	65,843
[c] Hyundai Motor Co., 1.395%, pfd.	Automobiles	588	36,456
[a,c]LG Chem Ltd., 3.497%, pfd.	Chemicals	203	30,368
[a,c]LG Electronics Inc., pfd.	Household Durables	462	11,346
[a,c]LG Household & Health Care Ltd., 1.206%, pfd.	Personal Products	53	35,335
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd. 2.339%, pfd.	Peripherals	9,541	374,561
[a,c]Samsung Fire & Marine Insurance Co. Ltd., 6.931%, pfd.	Insurance	70	10,048
Total Preferred Stocks (Cost $619,273)			588,361
Short Term Investments 0.5%
Investments from Cash Collateral Received for Loaned Securities 0.5%
United States 0.5%
[d,e]Institutional Fiduciary Trust Portfolio, 1.26%		68,454	68,454

Total Short-Term Investments (Cost $68,454)			68,454
Total Investments (Cost $17,323,521) 98.9%			14,956,184

Other Assets, less Liabilities 1.1%			165,457
Net Assets 100.0%			$15,121,641

[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 5 regarding investments in affiliated management investment companies.

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Kospi 200 Mini	Long	17	$216,239	1/09/20	$2,925

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 100.0%
Switzerland 100.0%
ABB Ltd.	Electrical Equipment	11,442	$276,139
Adecco Group AG	Professional Services	1,032	65,244
[a] Alcon Inc.	Health Care Equipment & Supplies	3,102	175,546
Baloise Holding AG	Insurance	315	56,927
Banque Cantonale Vaudoise	Banks	18	14,685
Barry Callebaut AG	Food Products	21	46,365
Chocoladefabriken Lindt & Spruengli AG	Food Products	14	108,649
Clariant AG	Chemicals	1,353	30,180
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	3,294	258,730
Credit Suisse Group AG	Capital Markets	16,386	221,757
DKSH Holding AG	Professional Services	243	13,225
Dufry AG	Specialty Retail	189	18,741
EMS-Chemie Holding AG	Chemicals	48	31,551
Flughafen Zurich AG	Transportation Infrastructure	129	23,539
Geberit AG	Building Products	243	136,312
Georg Fischer AG	Machinery	27	27,408
Givaudan AG	Chemicals	63	197,194
Helvetia Holding AG	Insurance	222	31,362
Julius Baer Group Ltd.	Capital Markets	1,458	75,177
Kuehne + Nagel International AG	Marine	339	57,133
LafargeHolcim Ltd., B	Construction Materials	3,411	189,158
	Technology Hardware, Storage &
Logitech International SA	Peripherals	990	46,855
Lonza Group AG	Life Sciences Tools & Services	501	182,737
Nestle SA	Food Products	15,351	1,661,050
Novartis AG	Pharmaceuticals	11,424	1,084,180
OC Oerlikon Corp. AG	Machinery	1,305	15,309
Pargesa Holding SA, B	Diversified Financial Services	258	21,435
Partners Group Holding AG	Capital Markets	111	101,721
PSP Swiss Property AG	Real Estate Management & Development	264	36,423
Roche Holding AG	Pharmaceuticals	144	45,742
Roche Holding AG	Pharmaceuticals	3,753	1,216,959
Schindler Holding AG	Machinery	129	31,599
Schindler Holding AG, PC	Machinery	276	70,172
SGS SA	Professional Services	34	93,080
Sika AG	Chemicals	936	175,775
Sonova Holding AG	Health Care Equipment & Supplies	366	83,719
Straumann Holding AG	Health Care Equipment & Supplies	69	67,721
Sulzer AG	Machinery	117	13,049
Swatch Group AG	Textiles, Apparel & Luxury Goods	180	50,188
Swatch Group AG	Textiles, Apparel & Luxury Goods	279	14,737
Swiss Life Holding AG	Insurance	225	112,878
Swiss Prime Site AG	Real Estate Management & Development	507	58,588
Swiss Re AG	Insurance	1,860	208,790
Swisscom AG	Diversified Telecommunication Services	174	92,108
Temenos AG	Software	402	63,599
UBS Group AG	Capital Markets	21,963	277,273
Vifor Pharma AG	Pharmaceuticals	300	54,727
Zurich Insurance Group AG	Insurance	903	370,301
Total Investments (Cost $7,337,957) 100.0%			8,305,737

Other Assets, less Liabilities 0.0%†			2,431
Net Assets 100.0%			$8,308,168

†Rounds to less than 0.1% of net assets.
aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.9%
Taiwan 99.9%
	Technology Hardware, Storage &
Acer Inc.	Peripherals	108,000	$64,309
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	11,000	110,818
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	99,000	274,771
Asia Cement Corp.	Construction Materials	69,000	110,370
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	21,000	162,174
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	255,000	85,491
Capital Securities Corp.	Capital Markets	60,470	22,694
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	16,880	127,823
Cathay Financial Holding Co. Ltd.	Insurance	240,253	341,020
Chailease Holding Co. Ltd.	Diversified Financial Services	36,080	166,095
Chang Hwa Commercial Bank Ltd.	Banks	183,000	138,576
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	54,000	75,298
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	18,030	53,530
China Airlines Ltd.	Airlines	69,000	20,854
China Development Financial Holding Corp.	Insurance	420,000	136,324
[a] China Life Insurance Co. Ltd.	Insurance	96,000	81,983
[b] China Motor Corp.	Automobiles	18,000	23,478
China Steel Corp.	Metals & Mining	375,000	298,979
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	112,000	410,982
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	150,000	94,322
CTBC Financial Holding Co. Ltd.	Banks	558,000	416,960
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	66,000	333,556
E.Sun Financial Holding Co. Ltd.	Banks	327,543	304,849
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	80,662
	Semiconductors & Semiconductor
Epistar Corp.	Equipment	26,000	28,058
Eternal Materials Co. Ltd.	Chemicals	30,630	27,179
EVA Airways Corp.	Airlines	69,000	31,649
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	91,035	37,657
Far Eastern International Bank	Banks	57,146	22,781
Far Eastern New Century Corp.	Industrial Conglomerates	120,000	119,492
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	48,000	115,448
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	11,000	71,555
First Financial Holding Co. Ltd.	Banks	294,000	232,438
Formosa Chemicals & Fibre Corp.	Chemicals	99,000	288,972
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	39,000	126,847
Formosa Plastics Corp.	Chemicals	144,000	479,408
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	36,000	41,071
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	22,000	48,584
Fubon Financial Holding Co. Ltd.	Insurance	231,000	357,554
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	9,000	63,949
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	6,300	80,387
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	323,000	978,363
Hotai Motor Co. Ltd.	Specialty Retail	9,480	215,994
	Technology Hardware, Storage &
HTC Corp.	Peripherals	27,000	34,632
Hua Nan Financial Holdings Co. Ltd.	Banks	270,000	198,152

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Electronic Equipment, Instruments &
Innolux Corp.	Components	252,000	70,026
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	99,000	75,463
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	3,030	505,387
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	63,000	103,714
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	44,000	650,966
Mega Financial Holding Co. Ltd.	Banks	330,000	336,858
Nan Ya Plastics Corp.	Chemicals	174,000	422,564
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	24,000	66,771
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	17,000	124,195
[a] OBI Pharma Inc.	Biotechnology	7,194	31,678
Oriental Union Chemical Corp.	Chemicals	39,000	27,321
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	60,000	136,905
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	84,000	109,844
President Chain Store Corp.	Food & Staples Retailing	16,600	168,342
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	84,000	180,178
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	14,000	109,751
Shin Kong Financial Holding Co. Ltd.	Insurance	363,008	125,334
SinoPac Financial Holdings Co. Ltd.	Banks	312,040	135,321
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	51,000	63,799
Taishin Financial Holding Co. Ltd.	Banks	318,114	153,873
Taiwan Business Bank	Banks	129,822	54,567
Taiwan Cement Corp.	Construction Materials	147,000	214,294
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	273,000	188,970
Taiwan Fertilizer Co. Ltd.	Chemicals	21,000	34,712
Taiwan Glass Industry Corp.	Building Products	75,000	28,522
Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	80,702
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	48,000	179,337
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	26,660
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	338,000	3,732,128
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	47,196
The Shanghai Commercial & Savings Bank Ltd.	Banks	99,000	171,732
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	15,000	28,422
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	12,000	31,184
U-Ming Marine Transport Corp.	Marine	18,000	20,175
Uni-President Enterprises Corp.	Food Products	141,000	349,008
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	39,000	54,642
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	321,000	176,150
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	27,000	71,425
Walsin Lihwa Corp.	Electrical Equipment	123,000	63,188
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	14,000	111,619
Wan Hai Lines Ltd.	Marine	27,000	16,663
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	84,000	79,441
	Electronic Equipment, Instruments &
Yageo Corp.	Components	12,000	174,934
Yuanta Financial Holding Co. Ltd.	Capital Markets	333,000	224,392

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Yulon Motor Co. Ltd.	Automobiles	36,000	23,478
Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	9,574
Total Investments (Cost $14,232,343) 99.9%			17,327,493
Other Assets, less Liabilities 0.1%			20,275
Net Assets 100.0%			$17,347,768
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.2%
Australia 2.5%
Rio Tinto PLC	Metals & Mining	13,275	$791,901

Germany 0.2%
TUI AG	Hotels, Restaurants & Leisure	5,250	66,336

Ireland 1.9%
CRH PLC	Construction Materials	9,600	386,870
Flutter Entertainment PLC	Hotels, Restaurants & Leisure	925	113,030
Smurfit Kappa Group PLC	Containers & Packaging	2,850	110,246
			610,146
Kazakhstan 0.1%
KAZ Minerals PLC	Metals & Mining	2,575	18,127

Russia 0.3%
Evraz PLC	Metals & Mining	6,600	35,323
Polymetal International PLC	Metals & Mining	3,675	58,178
			93,501
South Africa 0.1%
Investec PLC	Capital Markets	7,875	46,226

Switzerland 1.6%
Coca-Cola HBC AG	Beverages	2,350	79,853
Glencore PLC	Metals & Mining	131,575	410,224
			490,077
United Arab Emirates 0.1%
NMC Health PLC	Health Care Providers & Services	1,050	24,579

United Kingdom 92.1%
3i Group PLC	Capital Markets	11,475	166,913
Admiral Group PLC	Insurance	2,475	75,707
Anglo American PLC	Metals & Mining	15,100	434,681
Antofagasta PLC	Metals & Mining	4,100	49,796
Ashmore Group PLC	Capital Markets	4,675	32,081
Ashtead Group PLC	Trading Companies & Distributors	5,525	176,687
Associated British Foods PLC	Food Products	4,200	144,551
AstraZeneca PLC	Pharmaceuticals	15,850	1,597,265
Auto Trader Group PLC	Interactive Media & Services	10,925	86,056
AVEVA Group PLC	Software	775	47,802
Aviva PLC	Insurance	46,950	260,419
B&M European Value Retail SA	Multiline Retail	10,250	55,618
Babcock International Group PLC	Commercial Services & Supplies	2,936	24,480
BAE Systems PLC	Aerospace & Defense	38,575	288,626
Barclays PLC	Banks	207,500	493,805
Barratt Developments PLC	Household Durables	12,150	120,171
Bellway PLC	Household Durables	1,475	74,389
BHP Group PLC	Metals & Mining	25,050	589,631
BP PLC	Oil, Gas & Consumable Fuels	240,450	1,502,217
British American Tobacco PLC	Tobacco	27,525	1,178,327
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	11,175	94,569
BT Group PLC	Diversified Telecommunication Services	105,400	268,702
Bunzl PLC	Trading Companies & Distributors	4,050	110,792
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,925	143,863
Centrica PLC	Multi-Utilities	69,925	82,721
Cineworld Group PLC	Entertainment	12,125	35,193
Cobham PLC	Aerospace & Defense	28,400	61,796
Compass Group PLC	Hotels, Restaurants & Leisure	19,100	478,222
ConvaTec Group PLC	Health Care Equipment & Supplies	17,550	46,138

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Croda International PLC	Chemicals	1,500	101,741
DCC PLC	Industrial Conglomerates	1,175	101,863
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,200	63,747
Diageo PLC	Beverages	27,875	1,181,862
Direct Line Insurance Group PLC	Insurance	16,600	68,721
DS Smith PLC	Containers & Packaging	15,325	78,000
easyJet PLC	Airlines	2,375	44,819
Experian PLC	Professional Services	10,950	370,194
Ferguson PLC	Trading Companies & Distributors	2,750	249,550
Fresnillo PLC	Metals & Mining	2,250	19,082
G4S PLC	Commercial Services & Supplies	18,800	54,294
GlaxoSmithKline PLC	Pharmaceuticals	59,125	1,393,417
GVC Holdings PLC	Hotels, Restaurants & Leisure	6,975	81,701
	Electronic Equipment, Instruments &
Halma PLC	Components	4,550	127,544
Hargreaves Lansdown PLC	Capital Markets	3,325	85,233
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,675	44,179
Hiscox Ltd.	Insurance	3,325	62,724
Howden Joinery Group PLC	Trading Companies & Distributors	7,075	63,040
HSBC Holdings PLC	Banks	244,400	1,916,389
IMI PLC	Machinery	3,300	51,542
Imperial Brands PLC	Tobacco	11,475	284,116
Inchcape PLC	Distributors	4,850	45,361
Informa PLC	Media	14,975	170,013
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,200	151,785
International Consolidated Airlines Group SA	Airlines	6,750	55,888
Intertek Group PLC	Professional Services	1,950	151,173
ITV PLC	Media	44,900	89,817
J Sainsbury PLC	Food & Staples Retailing	19,275	58,704
JD Sports Fashion PLC	Specialty Retail	4,275	47,425
John Wood Group PLC	Energy Equipment & Services	8,125	42,893
Johnson Matthey PLC	Chemicals	2,275	90,294
[a] Just Eat PLC	Internet & Direct Marketing Retail	6,925	76,584
Kingfisher PLC	Specialty Retail	25,350	72,874
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	8,575	112,461
Legal & General Group PLC	Insurance	71,250	285,997
Lloyds Banking Group PLC	Banks	846,725	701,062
London Stock Exchange Group PLC	Capital Markets	3,775	387,572
[a] M&G PLC	Diversified Financial Services	31,775	99,847
Marks & Spencer Group PLC	Multiline Retail	23,279	65,841
Meggitt PLC	Aerospace & Defense	9,275	80,701
Melrose Industries PLC	Electrical Equipment	57,725	183,607
Micro Focus International PLC	Software	4,100	57,780
Mondi PLC	Paper & Forest Products	5,850	137,365
National Grid PLC	Multi-Utilities	41,975	525,091
Next PLC	Multiline Retail	1,550	144,105
[a] Ocado Group PLC	Internet & Direct Marketing Retail	5,450	92,342
Pearson PLC	Media	9,325	78,691
Pennon Group PLC	Water Utilities	5,025	68,233
Persimmon PLC	Household Durables	3,825	136,560
Phoenix Group Holdings PLC	Insurance	6,325	62,759
Prudential PLC	Insurance	31,325	601,303
Quilter PLC	Capital Markets	22,625	48,271
Reckitt Benckiser Group PLC	Household Products	7,600	617,074
RELX PLC	Professional Services	22,675	572,388
	Electronic Equipment, Instruments &
Renishaw PLC	Components	400	19,967
Rentokil Initial PLC	Commercial Services & Supplies	22,186	133,141
Rightmove PLC	Interactive Media & Services	10,825	90,861
Rolls-Royce Holdings PLC	Aerospace & Defense	20,925	189,386
Royal Bank of Scotland Group PLC	Banks	54,700	174,131
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	50,825	1,504,836

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	45,225	1,341,726
RSA Insurance Group PLC	Insurance	12,350	92,536
Schroders PLC	Capital Markets	1,350	59,626
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	13,125	155,999
Severn Trent PLC	Water Utilities	2,850	94,955
Smith & Nephew PLC	Health Care Equipment & Supplies	10,550	256,112
Smiths Group PLC	Industrial Conglomerates	4,775	106,714
Spirax-Sarco Engineering PLC	Machinery	900	105,993
SSE PLC	Electric Utilities	12,550	239,160
St. James's Place Capital PLC	Capital Markets	6,250	96,417
Standard Chartered PLC	Banks	31,700	299,169
Standard Life Aberdeen PLC	Capital Markets	28,516	123,945
Tate & Lyle PLC	Food Products	5,550	55,893
Taylor Wimpey PLC	Household Durables	39,075	100,113
Tesco PLC	Food & Staples Retailing	116,450	393,690
The Berkeley Group Holdings PLC	Household Durables	1,400	90,117
The Sage Group PLC	Software	13,075	129,735
Travis Perkins PLC	Trading Companies & Distributors	3,075	65,259
Unilever PLC	Personal Products	13,150	757,878
United Utilities Group PLC	Water Utilities	8,150	101,856
Virgin Money UK PLC	Banks	14,975	37,405
Vodafone Group PLC	Wireless Telecommunication Services	324,300	630,505
Weir Group PLC	Machinery	3,100	61,991
Whitbread PLC	Hotels, Restaurants & Leisure	1,600	102,716
William Morrison Supermarkets PLC	Food & Staples Retailing	26,325	69,678
WPP PLC	Media	14,700	207,688
			29,166,035
United States 0.3%
Carnival PLC	Hotels, Restaurants & Leisure	1,875	90,514

Total Investments (Cost $30,987,033) 99.2%			31,397,442

Other Assets, less Liabilities 0.8%			257,871
Net Assets 100.0%			$31,655,313

[a]Non-income producing.

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
FTSE 100 Index	Long	2	$198,686	3/20/20	$739

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

	Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 96.0%
	Automobiles & Components 1.2%
	[a] Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	600,000	$655,124

	Capital Goods 8.6%
	[a] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	500,000	503,543
	[a] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	700,000	736,459
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	600,000	630,249
	[a] Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	600,000	641,277
[a] Jeld	-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	500,000	516,208
	[a] NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	500,000	522,512
	[a] The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	400,000	419,949
	[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	600,000	650,690
				4,620,887
	Commercial & Professional Services 3.0%
	[a] GFL Environmental Inc., senior note, 144A, 5.125%, 12/15/26	Canada	700,000	737,716
	[a] Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	300,000	240,750
	United Rentals North America Inc., senior note, second lien, 3.875%,
	11/15/27	United States	600,000	613,680
				1,592,146
	Consumer Durables & Apparel 1.5%
	[a] Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A,
	9.875%, 4/01/27	United States	700,000	789,493

	Consumer Services 6.8%
	[a] 1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A,
	4.375%, 1/15/28	Canada	700,000	703,045
	[a] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	370,250
	[a] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
	secured note, 144A, 10.50%, 2/15/23	United States	100,000	105,291
	[a] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	600,000	622,494
	[a] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note,
	144A, 7.00%, 7/15/26	Canada	300,000	325,305
	[a] Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	600,000	635,751
	[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
	5.50%, 3/01/25	United States	800,000	857,992
				3,620,128
	Diversified Financials 2.8%
	[a] HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%,
	7/15/24	United States	600,000	632,001
	Springleaf Finance Corp.,
	senior bond, 5.375%, 11/15/29	United States	100,000	104,565
	senior note, 6.625%, 1/15/28	United States	700,000	791,455
				1,528,021
	Energy 11.9%
	[a] Archrock Partners LP/Archrock Partners Finance Corp., senior note, 144A,
	6.875%, 4/01/27	United States	600,000	635,893
	[a] California Resources Corp., secured note, second lien, 144A, 8.00%,
	12/15/22	United States	100,000	43,250
	Cheniere Energy Partners LP,
	[a] senior bond, 144A, 4.50%, 10/01/29	United States	500,000	514,725
	senior secured note, first lien, 5.25%, 10/01/25	United States	600,000	626,748
	[a] Chesapeake Energy Corp., second lien, 144A, 11.50%, 1/01/25	United States	310,000	293,725
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	senior note, 5.75%, 4/01/25	United States	600,000	614,994
	[a] CSI Compressco LP/CSI Compressco Finance Inc., senior secured note,
	first lien, 144A, 7.50%, 4/01/25	United States	500,000	492,708
	[a] Endeavor Energy Resources LP/EER Finance Inc., senior bond, 144A,
	5.75%, 1/30/28	United States	700,000	737,170

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Martin Midstream Partners LP/Martin Midstream Finance Corp., senior
note, 7.25%, 2/15/21	United States	100,000	91,290
Murphy Oil USA Inc., senior bond, 4.75%, 9/15/29	United States	500,000	528,960
Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	500,000	481,250
QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	500,000	488,888
Sunoco LP/Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	600,000	624,208
[a] Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	208,370
			6,382,179
Food, Beverage & Tobacco 1.2%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	600,000	618,249

Health Care Equipment & Services 8.7%
Centene Corp.,
[a] senior bond, 144A, 4.625%, 12/15/29	United States	400,000	421,280
[a] senior note, 144A, 4.25%, 12/15/27	United States	500,000	515,300
[a] CHS/Community Health Systems Inc., senior note, 144A, 8.125%, 6/30/24	United States	500,000	411,245
DaVita Inc., senior bond, 5.00%, 5/01/25	United States	600,000	618,501
HCA Inc., senior bond, 5.875%, 2/01/29	United States	700,000	810,250
[a] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	500,000	513,763
[a] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	500,000	484,995
[a,b] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	93,374
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	700,000	775,621
			4,644,329
Insurance 0.8%
[a] Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note,
144A, 6.75%, 10/15/27	United States	400,000	429,120

Materials 14.0%
[a] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior
note, 144A, 6.00%, 2/15/25	Luxembourg	600,000	630,750
[a] Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	600,000	629,244
[a] Kaiser Aluminum Corp., senior note, 144A, 4.625%, 3/01/28	United States	200,000	205,570
[a] Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%,
4/15/25	United States	500,000	494,995
[a] Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	600,000	598,424
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	800,000	855,668
[a] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	500,000	432,480
[a] Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A,
7.25%, 4/01/25	United States	500,000	487,205
[a] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%,
7/15/23	United States	500,000	512,918
[a] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	600,000	640,749
[a] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	500,000	482,080
[a] TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	605,751
[a] Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	600,000	633,374
[a] Univar Solutions USA Inc., senior note, 144A, 5.125%, 12/01/27	United States	300,000	313,689
			7,522,897
Media & Entertainment 15.5%
[a] Altice Luxembourg SA, first lien, 144A, 10.50%, 5/15/27	Luxembourg	700,000	799,330
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	500,000	451,786
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	500,000	506,870
[a] senior bond, 144A, 5.375%, 6/01/29	United States	700,000	750,295
[a] Clear Channel Worldwide Holdings Inc., senior secured note, first lien,
144A, 5.125%, 8/15/27	United States	600,000	625,890
[a] CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25	United States	500,000	533,120
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., senior note,
144A, 6.625%, 8/15/27	United States	600,000	584,610
DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	600,000	637,068

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A,
6.75%, 10/15/27	United States	400,000	424,740
[a] Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	200,000	207,370
[a] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	600,000	633,390
[a] Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	500,000	524,675
[a] Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	600,000	631,251
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 5/15/23	United States	500,000	500,000
[a] WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	500,000	512,708
			8,323,103
Pharmaceuticals, Biotechnology & Life Sciences 4.8%
[a] Bausch Health Cos Inc., senior note, 144A, 5.00%, 1/30/28	Canada	500,000	514,445
[a,b] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	500,000	509,116
[a] Horizon Therapeutics USA Inc. senior note, 144A, 5.50%, 8/01/27	United States	600,000	649,170
[a] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	500,000	498,763
[a] Teva Pharmaceutical Finance Netherlands III BV, senior note, 144A,
7.125%, 1/31/25	Israel	400,000	411,714
			2,583,208
Retailing 1.7%
[a] Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	200,000	206,072
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	300,000	335,126
[a] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	500,000	353,661
			894,859
Semiconductors & Semiconductor Equipment 1.4%
[a] Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	700,000	772,170

Software & Services 1.7%
[a] Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	500,000	501,250
[a] Camelot Finance SA, senior note, 144A, 4.50%, 11/01/26	Luxembourg	400,000	411,750
			913,000
Technology Hardware & Equipment 2.7%
[a] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	500,000	501,815
[a] Dell International LLC/EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	100,000	105,625
[a] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note,
144A, 6.75%, 6/01/25	United States	800,000	827,992
			1,435,432
Telecommunication Services 2.8%
[a] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	100,000	103,999
Sprint Corp., senior note, 7.625%, 2/15/25	United States	700,000	769,895
T-Mobile USA Inc., senior note, 5.125%, 4/15/25	United States	600,000	622,176
			1,496,070
Transportation 1.2%
[a] DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United Arab Emirates	600,000	630,999

Utilities 3.7%
Calpine Corp.,
[a] first lien, 144A, 4.50%, 2/15/28	United States	300,000	303,036
[a] senior note, 144A, 5.125%, 3/15/28	United States	700,000	716,240
Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	500,000	517,674
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	500,000	428,172
			1,965,122
Total Investments before Short Term Investments (Cost $50,540,977)			51,416,536
Short Term Investments 0.9%
U.S. Government & Agency Securities (Cost $459,985) 0.9%
[c] FHLB, 1/02/20		460,000	459,985

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)
Total Investments (Cost $51,000,962) 96.9%	51,876,521
Other Assets, less Liabilities 3.1%	1,655,786
Net Assets 100.0%	$53,532,307

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $38,728,861, representing 72.3% of net assets.
bIncome may be received in additional securities and/or cash.
cThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
NCI	-	National Median Cost of Funds Index
PIK	-	Payment-In-Kind

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF	Principle Amount	Value
Municipal Bonds 100.0%
Alabama 1.0%
Homewood Educational Building Authority Revenue, Samford University Project, Series A, Refunding, 4.00%,
12/01/33	100,000		$112,357

Alaska 2.4%
ALASKA ST INDL DEV & EXPORT AUTH REVENUEALASKA ST INDL DEV & EXPORT AUTH REVENUE,,
4.00%, 4/01/32	100,000		113,219
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000		165,203
			278,422
Arizona 3.1%
La Paz County IDA Education Facility Lease Revenue, Chartere School Solutions-Harmony Public Schools
Project, Series A, 5.00%, 2/15/28	100,000		114,305
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000		119,948
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing II LLC, Arizona State University
Project, Series A, 5.00%, 7/01/31	100,000		120,115
			354,368
Arkansas 1.0%
Arkansas Development Fiancial Authority Healthcare Revenue, Baptist Health, 4.00%, 12/01/34	100,000		111,392

California 5.1%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group,
5.00%, 6/01/27	100,000		121,170
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000		101,879
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University
District, 5.00%, 9/01/27	100,000		113,117
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%,
8/15/28	100,000		123,279
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000		117,022
			576,467
Colorado 4.0%
Colorado State Health Facilities Authority Hospital Revenue, Christian Living Communities, Refunding and
Improvement, 4.00%, 1/01/29	100,000		112,444
Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.00%,
11/01/27	100,000		126,608
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%,
12/01/30	100,000		106,345
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%,
12/01/27	100,000		104,895
			450,292
Connecticut 1.4%
Connecticut State HFA Housing Mortgage Finance Program Revnue, Series A, Subseries A-1, 2.875%,
11/15/30	150,000		153,968

Delaware 1.0%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University
Project, Series A, 5.00%, 7/01/29	100,000		115,816

Florida 6.2%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Teaching Hospital and Clinics
Inc., Refunding, Series B-1, 5.00%, 12/01/32	100,000		125,038
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc., Obligated Group,
Refunding, 5.00%, 11/01/27	100,000		123,436
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc., Project, Refunding, 5.00%,
7/01/28	150,000		155,692
[a] Osceola County Transportation Revenue, CABS, Refunding, Series A-2, zero cpn.,, 10/01/32	150,000		102,087
St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.70%, 9/01/28	100,000		100,000

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Village CDD No. 13 Special Assessment Revenue, 3.00%, 5/01/29	100,000	101,459
		707,712
Georgia 3.0%
Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic
Assn. Project, Series B, Daily VRDN and Put, 1.58%, 7/01/35	100,000	100,000
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Refunding, Series A, 5.00%,
1/01/33	100,000	121,813
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	123,322
		345,135
Illinois 4.6%
Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	103,545
Illinois State Finance Authority MFHR, Better Housing Foundation Blue Station Project, Series A-1, 4.25%,
12/01/28	100,000	44,000
Illinois State Finance Authority MFHR, Better Housing Foundation ERNST Portfolio Project, Series A-1,
4.375%, 12/01/28	100,000	30,000
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	120,290
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program,
AGMC Insured, zero cpn., 12/01/24	245,000	220,983
		518,818
Kentucky 2.7%
County of Owen Water Facilities Revenue, Kentucky-American Water Co. Project, Refunding, Series A,
2.45%, 6/01/39	100,000	101,746
Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B,
Daily VRDN and Put, 1.70%, 10/01/39	100,000	100,000
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding
and Improvement, Series A, 4.00%, 5/01/29	100,000	104,359
		306,105
Louisiana 1.0%
Louisiana Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group
- ULM Properties LLC - University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/29	100,000	113,935

Maryland 4.2%
Baltimore Special Obligation Revenue, Mayor and City Council of Baltimore, Harbor Point Project, Senior
Lien, Refunding, Series A, 3.25%, 6/01/31	100,000	100,664
FREDERICK CNTY MD TAX INCR & SPL TAX, 3.25%, 7/01/29	140,000	141,842
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A,
5.00%, 6/01/27	100,000	121,401
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 5.00%, 11/01/24	100,000	118,184
		482,091
Massachusetts 1.0%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B,
5.00%, 7/01/27	100,000	113,550

Michigan 0.9%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	105,781

Minnesota 4.4%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	115,417
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	144,187
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	118,014

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit
Enhancement Program, Series A, 5.00%, 2/01/25	100,000	118,724
		496,342
Missouri 1.0%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group,
Refunding, 5.00%, 9/01/27	100,000	116,722

Montana 1.0%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	119,069

Nevada 3.1%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%,
9/01/28	100,000	120,917
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%,
12/01/22	100,000	104,116
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	123,046
		348,079
New Hampshire 1.1%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	125,310

New Jersey 2.9%
New Jersey EDA Water Facilities Revenue, American Water Co. Inc., Project, Refunding, Series A, 2.20%,
10/01/39	100,000	99,639
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A,
5.00%, 12/15/28	100,000	120,673
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	108,003
		328,315
New York 4.6%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	126,944
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, Daily VRDN and Put, 1.55%, 6/15/38	100,000	100,000
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Subseries B-5,
Daily VRDN and Put, 1.67%, 8/01/42	100,000	100,000
Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-1, Daily VRDN and Put, 1.63%,
7/01/37	100,000	100,000
Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Subseries
B-2, Daily VRDN and Put, 1.59%, 1/01/32	100,000	100,000
		526,944
North Carolina 1.0%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	113,499

Ohio 4.2%
Franklin County Convention Facilities Authority Hotel Project Revenue, GRTR Columbus Convention Center
Hotel Expense Project, 5.00%, 12/01/30	100,000	122,312
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
5.00%, 11/01/28	100,000	125,349
Franklin County Revenue, Trinity Health Credit Group, Refunding, Series A-2, 5.00%, 12/01/31	100,000	127,756
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%,
1/15/28	100,000	108,137
		483,554
Oregon 1.9%
Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, Daily VRDN and Put, 1.70%,
8/01/34	100,000	100,000
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	120,157
		220,157
Pennsylvania 6.6%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC
Events Center Project, 5.00%, 10/15/26	100,000	112,676

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project,
5.00%, 5/01/28	100,000	118,128
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	112,572
Luzerne County IDA Revenue, Pennsylvania-American Water Co. Project, Refunding, 2.45%, 12/01/39	100,000	100,645
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	131,507
Pennsylvania State GO, First Series, Refunding, 5.00%, 1/01/26	150,000	181,008
		756,536
South Carolina 1.0%
PATRIOTS ENERGY GROUP SC GAS SYS REVENUE, 4.00%, 6/01/33	100,000	112,474

Tennessee 3.9%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	103,240
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	116,761
Metropolitan Nashville Airport Authority Revenue, Subordinate, Series B, 5.00%, 7/01/30	100,000	127,950
Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare,
Refunding, Series A, AGMC Insured, Daily VRDN and Put, 1.58%, 6/01/42	100,000	100,000
		447,951
Texas 6.1%
Arlington Higher Education Finance Corp. Education Revenue, Riverwalk Education Foundation Inc., PSF
Guarantee, 4.00%, 8/15/33	100,000	115,523
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	114,858
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	123,752
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing
Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	109,386
New Hope Cultural Educational Facilities Finance Corporation Retirement Facilities Revenue, Wesleyan
Homes Inc Project, Finance Corporation, Refunding, 4.00%, 1/01/29	100,000	103,673
Port Freeport Revenue, senior lien, Series A, 5.00%, 6/01/31	100,000	123,370
		690,562
Utah 2.7%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,668
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	104,303
Weber County Hospital Revenue, IHC Health Services, Series A, Daily VRDN and Put, 1.68%, 2/15/31	100,000	100,000
		312,971
Vermont 1.0%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series
A, 5.00%, 7/01/28	100,000	119,437

Virginia 1.0%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	110,395

Washington 5.2%
Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	118,006
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding,
5.00%, 12/01/29	100,000	116,490
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	124,321
University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	124,695
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement
Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/34	100,000	111,976
		595,488
Wisconsin 4.7%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	124,597
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%,
3/01/27	80,000	85,491
PFAR, Retirement Facilities, Friends Homes, Refunding, 4.00%, 9/01/29	100,000	107,634
Public Finance Authority Revenue, Ultimate Medical Academy Project, Refunding, Series A, 5.00%, 10/01/29	100,000	117,022

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series
A, 4.00%, 9/15/27	100,000	104,509
		539,253
Total Investments (Cost $11,163,843) 100.0%		11,409,267
Other Assets, less Liabilities 0.0%†		(3,207)
Net Assets 100.0%		$11,406,060

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CFD	-	Community Facilities District
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
ID	-	Improvement District
ISD	-	Independent School District
IDAR	-	Industrial Development Authority Revenue
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transit Authority
MFHR	-	Multi-Family Housing Revenue
PSF	-	Permanent School Fund
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 83.8%
Australia 2.3%
[a] New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	50,000	AUD	$38,618
[a,b] Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	50,000	AUD	39,528
[a] Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	50,000	AUD	38,437
			116,583
Belgium 3.1%
[a] Government of Belgium, Reg S, 1.25%, 4/22/33	125,000	EUR	157,200
Canada 5.0%
Government of Canada, 2.75%, 6/01/22	320,000	CAD	252,609
Finland 2.0%
[a] Government of Finland, Reg S, 0.375%, 9/15/20	90,000	EUR	101,658
France 5.7%
Government of France,
[a] Reg S, 1.00%, 11/25/25	200,000	EUR	241,039
[a,c] senior note, Reg S, 0.00% 5/25/22	40,000	EUR	45,498
			286,537
Germany 10.3%
Government of Germany,
[a] Reg S, 1.50%, 9/04/22	140,000	EUR	165,947
[a] Reg S, 5.50%, 1/04/31	30,000	EUR	54,855
[a,c] Strip, Reg S, 0.00% 10/08/21	80,000	EUR	90,736
KFW, senior note, 2.05%, 2/16/26	20,000,000	JPY	211,233
			522,771
Hungary 1.2%
Government of Hungary, 6.75%, 10/22/28	12,800,000	HUF	60,938
Indonesia 0.7%
Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	500,000,000	IDR	37,763
Ireland 3.6%
[a] Government of Ireland, Reg S, 1.50%, 5/15/50	140,000	EUR	180,165
Italy 5.0%
Italy Treasury Bond,
senior bond, 1.25%, 12/01/26	150,000	EUR	172,101
[a,b] senior bond, 144A, Reg S, 4.00%, 2/01/37	55,000	EUR	79,423
			251,524
Japan 15.9%
Development Bank of Japan, senior bond, 2.30%, 3/19/26	20,000,000	JPY	210,398
Government of Japan,
senior bond, 1.00%, 12/20/35	40,000,000	JPY	416,029
senior bond, 1.50%, 3/20/33	16,500,000	JPY	179,930
			806,357
Mexico 1.1%
Government of Mexico, M, 7.50%, 6/03/27	1,000,000	[d]MXN	54,980
Netherlands 2.6%
[a,b] Government of Netherlands, senior bond, 144A, Reg S, 0.50%, 1/15/40	40,000	EUR	46,673
[a] Government of the Netherlands, Reg S, 0.50%, 7/15/26	70,000	EUR	82,588
			129,261
Poland 2.4%
Government of Poland,
2.50%, 7/25/27	200,000	PLN	54,280

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

5.75%, 4/25/29	200,000	PLN	69,761
			124,041
South Africa 0.6%
Government of South Africa, senior bond, 7.00%, 2/28/31	500,000	ZAR	30,245
Spain 4.9%
Government of Spain,
[a,b] senior bond, 144A, Reg S, 1.85%, 7/30/35	100,000	EUR	128,421
[a,b] senior bond, 144A, Reg S, 2.70%, 10/31/48	80,000	EUR	119,358
			247,779
[e] Supranational 8.5%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	20,000,000	JPY	220,413
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	20,000,000	JPY	208,966
			429,379
United Kingdom 8.9%
United Kingdom Treasury Bond,
[a] Reg S, 1.75%, 9/07/37	60,000	GBP	85,882
[a] Reg S, 2.25%, 9/07/23	120,000	GBP	168,664
[a] Reg S, 3.50%, 7/22/68	10,000	GBP	24,178
[a] Reg S, 4.25%, 12/07/46	35,000	GBP	76,840
[a] Reg S, 4.75%, 12/07/30	50,000	GBP	93,107
			448,671
Total Foreign Government and Agency Securities (Cost $4,193,008)			4,238,461
Corporate Bonds & Notes 10.4%
Belgium 1.4%
[a] Anheuser-Busch InBev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	72,132
Czech Republic 2.3%
[a] Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	115,127
Denmark 2.0%
[a] Nordea Kredit Realkreditaktieselskab, secured bond, Reg S, 1.00%, 10/01/50	349,580	DKK	51,662
[a] Nykredit Realkredit AS, secured bond, Reg S, 1.00%, 10/01/50	348,647	DKK	51,536
			103,198
Guernsey 2.4%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	120,851
Luxembourg 2.3%
[a] Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	116,111

Total Corporate Bonds & Notes (Cost $483,062)			527,419
Total Investments (Cost $4,676,070) 94.2%			4,765,880
Other Assets, less Liabilities 5.8%			292,337
Net Assets 100.0%			$5,058,217

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $2,795,200, representing 55.3% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $413,403, representing 8.2% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.
dPrincipal amount is stated in 100 Mexican Peso Units.
eA supranational organization is an entity formed by two or more central governments through international treaties.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
EURO	CITI	Buy	54,393	$18,300,000	3/11/20	$—	$(917)
Total Forward Exchange Contracts						$—	$(917)
Net unrealized appreciation (depreciation)							$(917)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty International Opportunities ETF	Industry	Shares	Value
Common Stocks 99.5%
Australia 3.0%
BHP Group Ltd.	Metals & Mining	822	$22,489
Commonwealth Bank of Australia	Banks	425	23,870
CSL Ltd.	Biotechnology	753	145,965
Ramsay Health Care Ltd.	Health Care Providers & Services	684	34,874
Rio Tinto Ltd.	Metals & Mining	1,171	82,645
			309,843
Austria 0.4%
Lenzing AG	Chemicals	443	41,174

Brazil 1.4%
Ambev SA	Beverages	2,500	11,603
[a] Azul SA	Airlines	1,000	14,488
[a] B2W Cia Digital	Internet & Direct Marketing Retail	913	14,267
B3 SA - Brasil Bolsa Balcao	Capital Markets	2,500	26,705
CCR SA	Transportation Infrastructure	4,900	23,119
Companhia Energetica de Minas Gerais	Electric Utilities	4,600	17,827
Energisa SA	Electric Utilities	900	11,976
Vale SA	Metals & Mining	2,100	27,825
			147,810
Canada 6.2%
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	2,150	68,326
Brookfield Asset Management Inc., A	Capital Markets	2,282	132,036
Canadian National Railway Co.	Road & Rail	1,025	92,853
Dollarama Inc.	Multiline Retail	963	33,143
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,575	62,708
Nutrien Ltd.	Chemicals	700	33,560
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	2,975	8,718
Royal Bank of Canada	Banks	1,115	88,349
TELUS Corp.	Diversified Telecommunication Services	1,338	51,821
The Toronto-Dominion Bank	Banks	1,203	67,565
			639,079
China 13.2%
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	1,593	337,875
Bank of Ningbo Co. Ltd., A	Banks	17,500	70,727
Brilliance China Automotive Holdings Ltd.	Automobiles	48,000	49,775
China Merchants Bank Co. Ltd., A	Banks	6,700	36,149
China Merchants Bank Co. Ltd., H	Banks	15,500	79,670
Kweichow Moutai Co. Ltd., A	Beverages	100	16,985
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	175	21,219
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	12,000	141,841
[a] Prosus NV	Internet & Direct Marketing Retail	560	41,821
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	5,000	158,455
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	1,800	31,164
Tencent Holdings Ltd.	Interactive Media & Services	4,800	231,382
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	2,870	96,260
Yum China Holdings Inc.	Hotels, Restaurants & Leisure	900	43,209
			1,356,532
Denmark 1.3%
ISS AS	Commercial Services & Supplies	2,756	66,178

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Novozymes AS	Chemicals	1,490	72,967
			139,145
Egypt 0.2%
[a] Ezz Steel Co. SAE	Metals & Mining	37,815	24,527

Finland 0.8%
TietoEVRY oyj	IT Services	2,703	84,106

France 3.1%
Elis SA	Commercial Services & Supplies	3,424	71,104
Maisons du Monde SA	Specialty Retail	3,406	49,587
Schneider Electric SE	Electrical Equipment	584	59,982
Vinci SA	Construction & Engineering	1,258	139,798
			320,471
Germany 3.2%
1&1 Drillisch AG	Wireless Telecommunication Services	2,414	61,998
GEA Group AG	Machinery	3,600	119,129
Hella GmbH & Co. KGaA	Auto Components	2,052	113,648
Rational AG	Machinery	39	31,388
			326,163
Hong Kong 2.4%
AIA Group Ltd.	Insurance	15,200	159,573
IMAX China Holding Inc.	Entertainment	14,000	29,539
Samsonite International SA	Textiles, Apparel & Luxury Goods	23,100	55,439
			244,551
India 4.1%
Bharti Airtel Ltd.	Wireless Telecommunication Services	8,965	57,248
HDFC Bank Ltd.	Banks	6,954	123,934
ICICI Bank Ltd.	Banks	7,364	55,598
Infosys Ltd.	IT Services	4,055	41,537
Kotak Mahindra Bank Ltd.	Banks	3,418	80,656
[a] MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,225	28,053
UltraTech Cement Ltd.	Construction Materials	554	31,403
			418,429
Indonesia 0.7%
ACE Hardware Indonesia Tbk PT	Specialty Retail	87,800	9,455
Bank Central Asia Tbk PT	Banks	24,800	59,711
			69,166
Ireland 1.2%
Glanbia PLC	Food Products	10,855	125,015

Italy 3.0%
Freni Brembo SpA	Auto Components	8,325	103,354
Interpump Group SpA	Machinery	930	29,480
Prysmian SpA	Electrical Equipment	3,883	93,668
Technogym SpA	Leisure Equipment & Products	6,147	79,971
			306,473
Japan 13.6%
Aica Kogyo Co. Ltd.	Building Products	900	30,021
Central Japan Railway Co.	Road & Rail	200	40,488
COMSYS Holdings Corp.	Construction & Engineering	1,900	54,810
Daikin Industries Ltd.	Building Products	600	85,300
Denso Corp.	Auto Components	1,900	86,822
Fast Retailing Co. Ltd.	Specialty Retail	100	59,811
Hoya Corp.	Health Care Equipment & Supplies	700	67,311
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,200	33,458
Japan Airlines Co. Ltd.	Airlines	800	25,007
	Electronic Equipment, Instruments &
Keyence Corp.	Components	200	70,835
Mitsubishi Corp.	Trading Companies & Distributors	1,700	45,365

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Mitsubishi UFJ Financial Group Inc.	Banks	10,100	55,131
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,300	31,963
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	1,200	74,490
Nidec Corp.	Electrical Equipment	600	82,843
Nintendo Co. Ltd.	Entertainment	100	40,460
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	3,200	81,182
Pola Orbis Holdings Inc.	Personal Products	2,600	62,539
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	1,300	41,150
Sony Corp.	Household Durables	1,100	74,912
Taiyo Nippon Sanso Corp.	Chemicals	2,200	49,152
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	87,696
The Dai-ichi Life Holdings Inc.	Insurance	700	11,700
Toyota Motor Corp.	Automobiles	800	56,786
Z Holdings Corp.	Interactive Media & Services	12,200	51,752
			1,400,984
Mexico 1.2%
America Movil SAB de CV, L	Wireless Telecommunication Services	70,000	55,973
Fomento Economico Mexicano SAB de CV	Beverages	6,650	62,919
			118,892
Netherlands 0.9%
ASR Nederland NV	Insurance	2,392	89,572

Norway 2.0%
Atea ASA	IT Services	6,216	90,970
Sbanken ASA	Banks	13,020	110,533
			201,503
Philippines 0.7%
BDO Unibank Inc.	Banks	11,730	36,595
Security Bank Corp.	Banks	8,680	33,421
			70,016
Portugal 0.9%
Corticeira Amorim SGPS SA	Containers & Packaging	7,654	97,085

Russia 1.4%
Gazprom PJSC	Oil, Gas & Consumable Fuels	20,720	85,534
[a] Yandex NV, A	Interactive Media & Services	1,400	60,886
			146,420
Singapore 0.5%
DBS Group Holdings Ltd.	Banks	2,500	48,117

South Africa 1.0%
[a] MultiChoice Group Ltd.	Media	560	4,665
Naspers Ltd., N	Internet & Direct Marketing Retail	560	91,740
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	21,308	11,520
			107,925
South Korea 2.8%
Lotte Chemical Corp.	Chemicals	298	57,721
Naver Corp.	Interactive Media & Services	578	93,214
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	2,800	135,103
			286,038
Spain 5.0%
Applus Services SA	Professional Services	8,866	113,454
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	4,961	111,931
Ebro Foods SA	Food Products	4,691	101,574
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	7,339	105,364

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Tecnicas Reunidas SA	Energy Equipment & Services	2,472	66,041
Viscofan SA	Food Products	257	13,588
			511,952
Sweden 1.1%
Dometic Group AB	Auto Components	11,438	115,247

Switzerland 4.4%
Novartis AG	Pharmaceuticals	2,202	208,978
Roche Holding AG	Pharmaceuticals	754	244,494
			453,472
Taiwan 3.0%
	Technology Hardware, Storage &
Ennoconn Corp.	Peripherals	4,000	32,959
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	25,000	276,045
			309,004
Thailand 1.1%
Kasikornbank PCL, fgn.	Banks	5,000	25,122
Minor International PCL, fgn.	Hotels, Restaurants & Leisure	38,500	46,271
The Siam Cement PCL, fgn.	Construction Materials	3,300	42,746
			114,139
United Arab Emirates 1.1%
Emirates NBD Bank PJSC	Banks	30,772	108,908

United Kingdom 13.4%
Associated British Foods PLC	Food Products	2,013	69,282
AstraZeneca PLC	Pharmaceuticals	910	91,704
Bodycote PLC	Machinery	9,223	116,317
BP PLC	Oil, Gas & Consumable Fuels	11,280	70,472
British American Tobacco PLC	Tobacco	2,750	117,726
Bunzl PLC	Trading Companies & Distributors	3,519	96,266
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,628	86,483
Diageo PLC	Beverages	2,216	93,955
Ferguson PLC	Trading Companies & Distributors	814	73,867
Howden Joinery Group PLC	Trading Companies & Distributors	11,593	103,297
[b] Ibstock PLC, Reg S	Construction Materials	18,347	76,561
Imperial Brands PLC	Tobacco	31	768
[a] M&G PLC	Diversified Financial Services	4,497	14,131
Prudential PLC	Insurance	4,497	86,323
Reckitt Benckiser Group PLC	Household Products	584	47,417
RELX PLC	Professional Services	2,779	70,151
Restore PLC	Commercial Services & Supplies	73	532
Smith & Nephew PLC	Health Care Equipment & Supplies	3,061	74,309
Tesco PLC	Food & Staples Retailing	26,915	90,993
			1,380,554
United States 1.2%
Amcor PLC, IDR	Containers & Packaging	8,567	93,765
Autoliv Inc., SDR	Auto Components	355	29,997
			123,762
Total Common Stocks (Cost $9,420,835)			10,236,074
Preferred Stocks 0.7%
Brazil 0.7%
[c] Banco Bradesco SA, 5.543%,, pfd.	Banks	3,180	28,593
[c] Itau Unibanco Holding SA, 4.728%, pfd.	Banks	2,000	18,445
[c] Petroleo Brasileiro SA, 3.111%, pfd.	Oil, Gas & Consumable Fuels	2,900	21,757

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Total Preferred Stocks (Cost $53,847)			68,795
Warrants (Cost $—) 0.0%†
Thailand 0.0%†
[a] Minor International PCL, wts., 9/30/21	Hotels, Restaurants & Leisure	1,925	207
Total Investments (Cost $9,474,682) 100.2%			10,305,076
Other Assets, less Liabilities (0.2)%			(16,528)
Net Assets 100.0%			$10,288,548

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2019, the value of this security was $76,561, representing 0.7% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust
SDR	-	Swedish Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 96.6%
Aerospace & Defense 2.4%
[a] L3Harris Technologies Inc., senior note, 144A, 4.40%, 6/15/28	United States	4,300,000	$4,797,940
Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	4,690,827
United Technologies Corp.,
senior bond, 4.15%, 5/15/45	United States	2,100,000	2,412,428
senior bond, 4.50%, 6/01/42	United States	1,700,000	2,041,807
			13,943,002
Air Freight & Logistics 0.9%
FedEx Corp.,
senior bond, 4.00%, 1/15/24	United States	2,500,000	2,676,985
senior bond, 4.75%, 11/15/45	United States	2,000,000	2,109,426
senior bond, 5.10%, 1/15/44	United States	500,000	549,572
			5,335,983
Banks 15.4%
Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	10,150,000	11,015,417
[a] BNP Paribas SA, senior note, 144A , 4.705% to 1/10/24, FRN thereafter,
1/10/25	France	6,900,000	7,480,328
[a] BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	6,700,000	7,418,917
Citigroup Inc.,
senior bond, 2.876% to 07/24/22 , FRN thereafter, 7/24/23	United States	1,500,000	1,526,074
senior bond, 3.352% to 4/24/24, FRN thereafter, 4/24/25	United States	5,700,000	5,936,394
senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	3,600,000	3,841,034
Danske Bank A/S, senior bond, 3.244% to 12/20/24, FRN thereafter,
12/20/25	Denmark	2,600,000	2,633,254
JPMorgan Chase & Co.,
senior bond, 3.54% to 5/1/27, FRN thereafter, 5/01/28	United States	4,150,000	4,412,898
sub. bond, 4.25%, 10/01/27	United States	2,400,000	2,659,447
sub. note, 3.375%, 5/01/23	United States	2,025,000	2,105,610
Lloyds Banking Group PLC, senior note, 3.75%, 1/11/27	United Kingdom	5,400,000	5,684,839
Regions Financial Corp., senior note, 3.80%, 8/14/23	United States	6,200,000	6,567,615
[a] Santander UK PLC, sub. Note, 144A, 5.00%, 11/07/23	United Kingdom	3,000,000	3,230,466
Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	450,000	450,083
Truist Bank, sub. note, 3.30%, 5/15/26	United States	6,800,000	7,083,194
Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	9,300,000	10,100,686
Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	600,000	766,769
Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	5,185,000	6,235,742
			89,148,767
Beverages 1.8%
Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	2,000,000	2,735,489
Coca-Cola Femsa SAB de CV, senior note, 3.875%, 11/26/23	Mexico	7,100,000	7,512,596
			10,248,085
Biotechnology 1.9%
AbbVie Inc.,
[a] senior bond, 144A, 4.25%, 11/21/49	United States	3,000,000	3,199,110
[a] senior note, 144A, 2.95%, 11/21/26	United States	2,200,000	2,243,361
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	2,585,000	3,126,500
Gilead Sciences Inc., senior bond, 4.80%, 4/01/44	United States	1,800,000	2,166,298
			10,735,269
Building Products 1.4%
[a] CRH America Finance Inc., senior note, 144A, 3.95%, 4/04/28	Ireland	7,700,000	8,320,657

Capital Markets 5.1%
Brixmor Operating Partnership LP, Sr. Unsecured, 4.125%, 5/15/29	United States	3,200,000	3,440,910
Credit Suisse Group AG,
[a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	900,000	959,779
[a] senior note, 144A, 2.997% to 12/14/22 , FRN therafter, 12/14/23	Switzerland	6,400,000	6,522,992
Morgan Stanley, senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	10,280,000	10,939,194

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	2,500,000	2,626,156
senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,200,000	3,254,201
sub. note, 4.25%, 10/21/25	United States	1,475,000	1,603,439
			29,346,671
Chemicals 1.3%
LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	7,300,000	7,659,198

Commercial Services & Supplies 0.3%
[a] Ashtead Capital Inc., senior note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,823,835

Consumer Finance 1.9%
Capital One Financial Corp.,
senior bond, 3.80%, 1/31/28	United States	7,500,000	8,072,655
Sr. Unsecured, 3.20%, 1/30/23	United States	2,900,000	2,983,488
			11,056,143
Containers & Packaging 0.8%
WRKCo. Inc.,
senior bond, 4.90%, 3/15/29	United States	3,300,000	3,758,928
senior note, 3.90%, 6/01/28	United States	1,000,000	1,062,093
			4,821,021
Diversified Financial Services 0.1%
GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	825,000	884,006

Diversified Telecommunication Services 3.9%
AT&T Inc., senior note, 3.80%, 2/15/27	United States	8,800,000	9,395,301
France Telecom SA, senior bond, 9.57%, 3/01/31	France	6,600,000	10,229,721
Telefonica Emisiones SA,
senior bond, 5.52%, 3/01/49	Spain	1,650,000	2,073,169
senior note, 4.103%, 3/08/27	Spain	1,000,000	1,083,435
			22,781,626
Electric Utilities 8.2%
Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	3,944,615
Duke Energy Corp.,
senior bond, 3.15%, 8/15/27	United States	1,200,000	1,237,760
senior bond, 4.80%, 12/15/45	United States	2,565,000	3,046,287
[a] Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,449,177
[a] Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	10,500,000	10,889,446
Georgia Power Co.,
senior bond, 4.30%, 3/15/42	United States	3,345,000	3,677,263
senior bond, 4.75%, 9/01/40	United States	1,950,000	2,215,698
PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	4,100,000	4,305,707
[a] Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	340,773
Virginia Electric & Power Co., senior note, 3.50%, 3/15/27	United States	7,200,000	7,708,709
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	7,400,000	7,504,004
			47,319,439
Energy Equipment & Services 3.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond,
4.08%, 12/15/47	United States	2,485,000	2,552,613
Schlumberger Holdings Corp.,
[a] senior bond, 144A, 4.30%, 5/01/29	United States	6,500,000	7,143,164
[a] senior note, 144A, 3.75%, 5/01/24	United States	2,600,000	2,741,777

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Total Capital International SA, senior note, 3.455%, 2/19/29	France	5,500,000	5,968,029
			18,405,583
Entertainment 0.3%
The Walt Disney Co., senior bond, 6.20%, 12/15/34	United States	1,300,000	1,828,081
Equity Real Estate Investment Trusts (REITs) 1.7%
Simon Property Group LP, Sr. Unsecured, 3.375%, 12/01/27	United States	9,000,000	9,576,062
Food & Staples Retailing 2.6%
CK Hutchison International 19 Ltd.,
[a] senior note, 144A, 3.25%, 4/11/24	Hong Kong	1,725,000	1,772,221
[a] senior note, 144A, 3.625%, 4/11/29	Hong Kong	8,400,000	8,865,302
The Kroger Co.,
senior bond, 3.50%, 2/01/26	United States	2,100,000	2,216,037
senior bond, 4.45%, 2/01/47	United States	1,400,000	1,489,616
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	500,000	507,493
			14,850,669
Food Products 3.1%
Bunge Ltd. Finance Corp., senior note, 4.35%, 3/15/24	United States	1,700,000	1,787,044
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	8,100,000	8,109,167
Tyson Foods Inc.,
senior bond, 5.10%, 9/28/48	United States	1,680,000	2,118,685
senior note, 4.00%, 3/01/26	United States	5,300,000	5,741,480
			17,756,376
Gas Utilities 0.5%
Dominion Energy Gas Holdings LLC, senior bond, 3.90%, 11/15/49	United States	3,000,000	3,009,555
Health Care Equipment & Supplies 0.8%
Abbott Laboratories, senior bond, 4.90%, 11/30/46	United States	3,600,000	4,737,908
Health Care Providers & Services 3.9%
Anthem Inc.,
senior bond, 5.10%, 1/15/44	United States	570,000	683,174
senior note, 3.70%, 9/15/49	United States	1,000,000	1,002,946
senior note, 4.101%, 3/01/28	United States	3,785,000	4,116,132
Sr. Unsecured, 3.50%, 8/15/24	United States	4,000,000	4,196,443
Cigna Corp.,
senior bond, 4.90%, 12/15/48	United States	2,450,000	2,938,575
[a] senior note, 144A, 4.50%, 2/25/26	United States	1,500,000	1,648,218
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	2,300,000	2,751,101
HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	5,100,000	5,508,206
			22,844,795
Hotels, Restaurants & Leisure 0.8%
Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	4,700,000	4,877,404

Industrial Conglomerates 0.5%
General Electric Capital Co., senior note, A, 6.15%, 8/07/37	United States	1,500,000	1,868,049
General Electric Co., senior bond, 3.10%, 1/09/23	United States	1,000,000	1,022,369
			2,890,418
Insurance 3.9%
Aflac Inc., senior bond, 4.75%, 1/15/49	United States	4,750,000	5,795,222
AXA SA, 8.60%, 12/15/30	France	4,500,000	6,541,872
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	6,022,581
[a] Metropolitan Life Global Funding I, Sr. Unsecured, 144A, 3.00%, 1/10/23	United States	2,800,000	2,882,767
The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	1,000,000	1,154,130
			22,396,572
Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd.,
senior note, 3.125%, 11/28/21	China	5,800,000	5,917,937

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

senior note, 3.40%, 12/06/27	China	4,400,000	4,588,282
			10,506,219
IT Services 1.3%
Fiserv Inc.,
senior bond, 3.50%, 7/01/29	United States	6,600,000	6,950,835
senior bond, 4.40%, 7/01/49	United States	700,000	798,112
			7,748,947
Media 1.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital, senior secured note, first lien, 4.50%, 2/01/24	United States	1,500,000	1,615,321
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	2,900,000	3,784,901
[a] Fox Corp., senior bond, 144A, 5.476%, 1/25/39	United States	3,600,000	4,412,284
			9,812,506
Metals & Mining 1.9%
Glencore Funding LLC,
[a] senior note, 144A, 4.125%, 5/30/23	Switzerland	4,825,000	5,031,187
[a] senior note, 144A, 4.625%, 4/29/24	Switzerland	1,800,000	1,913,220
[a] senior note, 144A, 4.875%, 3/12/29	Switzerland	3,600,000	3,914,897
			10,859,304
Multi-Utilities 0.8%
Berkshire Hathaway Energy Co.,
senior bond, 3.80%, 7/15/48	United States	2,300,000	2,479,452
Sr. Unsecured, 5.15%, 11/15/43	United States	1,900,000	2,409,695
			4,889,147
Multiline Retail 1.1%
Dollar Tree Inc.,
senior note, 3.70%, 5/15/23	United States	5,050,000	5,265,435
senior note, 4.00%, 5/15/25	United States	1,100,000	1,177,760
			6,443,195
Oil, Gas & Consumable Fuels 11.0%
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	5,100,000	5,436,250
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	6,700,000	7,547,852
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	3,034,687
Energy Transfer Operating LP,
senior bond, 6.05%, 6/01/41	United States	1,100,000	1,244,188
senior note, 4.50%, 4/15/24	United States	7,500,000	7,989,569
Enterprise Products Operating LLC,
senior bond, 4.15%, 10/16/28	United States	1,400,000	1,550,952
senior bond, 5.10%, 2/15/45	United States	1,970,000	2,365,144
senior bond, 6.125%, 10/15/39	United States	900,000	1,179,371
Kinder Morgan Inc., senior bond, 5.55%, 6/01/45	United States	2,100,000	2,502,785
MPLX LP,
senior bond, 5.50%, 2/15/49	United States	1,775,000	2,019,470
senior note, 4.875%, 12/01/24	United States	5,000,000	5,439,154
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
4/15/23	United States	4,400,000	4,791,592
Shell International Finance BV, senior note, 2.125%, 5/11/20	Netherlands	500,000	500,328
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	400,000	418,606
The Williams Companies Inc., senior note, 4.30%, 3/04/24	United States	2,200,000	2,349,394
The Williams Cos. Inc., senior bond, 4.85%, 3/01/48	United States	1,900,000	2,083,360
TransCanada PipeLines Ltd., senior note, 6.10%, 6/01/40	Canada	3,400,000	4,508,753
Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	8,822,112
			63,783,567
Pharmaceuticals 2.0%
Allergan Funding SCS, senior bond, 4.85%, 6/15/44	United States	800,000	873,301
AstraZeneca PLC, senior bond, 4.375%, 11/16/45	United Kingdom	2,900,000	3,387,248
Bristol-Myers Squibb Co.,
[a] senior bond, 144A, 4.125%, 6/15/39	United States	2,700,000	3,122,177
[a] senior bond, 144A, 5.00%, 8/15/45	United States	1,000,000	1,285,799

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Shire Acquisitions Investments Ireland Designated Activity Co., senior note,
3.20%, 9/23/26	United States	2,900,000	2,991,077
			11,659,602
Real Estate Management & Development 1.0%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,166,940
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	1,300,000	1,374,261
			5,541,201
Road & Rail 1.5%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	3,700,000	5,003,445
CSX Corp.,
senior bond, 4.25%, 3/15/29	United States	1,600,000	1,803,833
senior bond, 4.25%, 11/01/66	United States	1,800,000	1,929,095
			8,736,373
Semiconductors & Semiconductor Equipment 0.9%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	2,900,000	2,968,167
Xilinx Inc., senior note, 2.95%, 6/01/24	United States	2,100,000	2,159,852
			5,128,019
Software 1.0%
Microsoft Corp.,
senior bond, 4.00%, 2/12/55	United States	2,600,000	3,087,621
senior note, 2.65%, 11/03/22	United States	2,500,000	2,561,227
			5,648,848
Specialty Retail 0.2%
AutoZone Inc., senior note, 3.75%, 4/18/29	United States	1,300,000	1,378,172
Tobacco 2.8%
[a] BAT International Finance PLC, senior note , 144A, 3.95%, 6/15/25	United Kingdom	6,500,000	6,881,719
[a] Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	7,165,000	7,567,432
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	1,305,000	1,500,033
			15,949,184
Trading Companies & Distributors 0.3%
Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	1,500,000	1,589,627
Wireless Telecommunication Services 0.6%
[a] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
III LLC, first lien,144A, 3.36%, 3/20/23	United States	3,412,500	3,447,137

Total Corporate Bonds & Notes (Cost $547,642,437)			559,718,173
U.S. Government & Agency Securities 1.4%
U.S. Treasury Bond,
2.25%, 8/15/49	United States	500,000	486,572
3.75%, 8/15/41	United States	1,800,000	2,239,805
U.S. Treasury Note, 1.50%, 9/30/24	United States	5,290,000	5,246,915
Total U.S. Government & Agency Securities (Cost $8,144,982)			7,973,292
Total Investments before Short Term Investments (Cost $555,787,419)			567,691,465
Short Term Investments 1.3%
U.S. Government & Agency Securities (Cost $7,529,759) 1.3%
[b] FHLB, 1.166%, 1/02/20	United States	7,530,000	7,529,759
Total Investments (Cost $563,317,178) 99.3%			575,221,224
Other Assets, less Liabilities 0.7%			3,798,943
Net Assets 100.0%			$579,020,167

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $129,810,086, representing 22.4% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
U.S. Treasury 30 Yr. Bond		Long	102	$15,902,438	3/20/20	$(363,515)
Ultra 10 Yr. U.S. Treasury Note		Short	(17)	(2,391,953)	3/20/20	29,727
CME Ultra Long Term U.S. Treasury Bond		Short	(15)	(2,724,844)	3/20/20	97,948
U.S. Treasury 10 Yr. Note		Short	(124)	(15,924,313)	3/20/20	130,963
U.S. Treasury 5 Yr. Note		Short	(139)	(16,486,703)	3/31/20	47,591
Total Futures Contracts						(57,286)
*As of period end.

Abbreviations

Selected Portfolio

FHLB	- Federal Home Loan Bank
FRN	- Floating Rate Note
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty Municipal Bond ETF	Principal Amount	Value
Municipal Bonds 98.9%
Alabama 1.2%
Huntsville GO, wts., Series A, 5.00%, 5/01/37	250,000	$315,398

Alaska 0.6%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000	165,203

Arizona 1.7%
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	119,948
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project,
Refunding, Series A, 5.00%, 1/01/39	170,000	208,706
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000	135,717
		464,371
California 5.3%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	105,351
California State GO, Various Purpose, 3.00%, 10/01/37	700,000	732,802
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	123,576
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	122,149
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	117,689
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A,
BAM Insured, 5.00%, 10/01/30	100,000	121,918
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	123,973
		1,447,458
Colorado 2.8%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%,
12/01/42	100,000	121,081
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	123,981
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	113,883
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%,
3/01/35	100,000	113,661
Colorado Water Resources and Power Development Authority State Revolving Fund Revenue, Series A,
4.00%, 9/01/31	150,000	179,692
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000	117,073
		769,371
Connecticut 1.3%
Connecticut State Health and Educational Facilities Authority Revenue, Yale New Haven Health Issue, Series
B, 1.80%, 7/01/49	225,000	228,841
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	116,971
		345,812
Delaware 1.2%
University of Delaware Revenue, 5.00%, 11/01/37	250,000	315,693

Florida 7.7%
Fort Myers Utility System Revenue, Refunding, Series A, 4.00%, 10/01/34	500,000	574,340
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	122,670
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	600,000	690,678
Pasco County GO, Fire-Rescue Projects Improvements, Series B, 5.00%, 10/01/36	455,000	576,458
Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	126,773
		2,090,919
Georgia 3.2%
Atlanta Airport Revenue, General, Series A, 5.00%, 7/01/34	175,000	221,426
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	114,831
Main Street Natural Gas Inc. Gas Supply Revenue,
Series A, 4.00%, 4/01/48	100,000	108,591

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Sub-series B, Monthly VRDN and Put, 1.895%, 4/01/48	425,000	426,109
		870,957
Illinois 1.1%
Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put
9/01/22, 2.141%, 11/01/34	295,000	295,858
Indiana 1.1%
East Allen Multi School Building Corp. Revenue, Allen County, Ad Valorem Property Tax, first mortgage,
5.00%, 1/15/38	250,000	299,280
Kansas 0.4%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	108,632
Louisiana 0.6%
Louisiana GO, Series B, 4.00%, 10/01/34	155,000	174,676
Maine 2.5%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	124,595
Maine State Housing Authority Mortgage Purchase Revenue, Series F, 3.85%, 11/15/33	500,000	549,570
		674,165
Maryland 0.9%
Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	100,000	128,632
Prince George's County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	105,433
		234,065
Massachusetts 3.6%
Braintree GO, municipal Purpose Loan of 2019, Refunding, 4.00%, 6/01/32	250,000	294,357
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series
A, Subseries A-1, 5.00%, 7/01/33	100,000	122,763
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 4.00%,
9/01/44	400,000	444,020
University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	129,055
		990,195
Michigan 1.0%
Lansing Board of Water and Light Utility System Revenue, Series A, 5.00%, 7/01/35	225,000	282,746
Minnesota 3.5%
Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%,
11/01/34	125,000	141,649
Minnesota State HFAR, State Appropriation Bonds, Housing Infrastructure, Series C, 4.00%, 8/01/34	250,000	287,002
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/35	150,000	155,958
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	118,014
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	124,346
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	121,148
		948,117
Missouri 2.5%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Episcopal-
Presbyterian Hospitals, 4.00%, 12/01/35	510,000	578,218
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	103,611
		681,829
Montana 0.4%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	119,069

Nevada 2.5%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	121,128

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Las Vegas GO, Limited Tax, Various Purpose, Refunding, Series C, 4.00%, 6/01/32	500,000	569,495
		690,623
New Hampshire 0.5%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	125,310

New Jersey 2.9%
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Capital
Appreciation, Series C, AGMC Insured, zero cpn., 12/15/29	870,000	677,495
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	108,003
		785,498
New Mexico 0.4%
Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement
Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	113,892

New York 8.6%
Long Island Power Authority Electric System Revenue, General, Series A, 5.00%, 9/01/28	600,000	765,090
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	126,944
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	112,942
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 5.00%, 8/01/34	100,000	122,480
New York State Dormitory Authority Revenue, Rochester Institute of Technology, Series A, 5.00%, 7/01/39	300,000	371,850
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	104,476
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	600,000	746,910
		2,350,692
North Carolina 0.8%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	113,074
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	114,424
		227,498
Ohio 6.7%
Columbus GO, Series A, 3.00%, 4/01/28	100,000	109,412
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
3.125%, 11/01/33	50,000	52,367
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	450,000	550,192
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	112,219
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%,
10/01/30	100,000	122,240
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 3.00%, 11/15/35	500,000	524,795
Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	114,823
Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S,
5.00%, 5/01/23	100,000	112,809
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	122,143
		1,821,000
Oklahoma 2.5%
Oklahoma City GO, 4.00%, 3/01/33	500,000	572,275
Tulsa Metropolitan Utility Authority Revenue, Refunding, Series A, 5.00%, 4/01/26	100,000	122,248
		694,523
Oregon 5.5%
Deschutes County Administrative School District No. 1 GO, Bend-La Pine, 5.00%, 6/15/30	400,000	519,792
Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	95,000	100,011
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	120,157
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/36	500,000	622,065
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	149,156
		1,511,181
Pennsylvania 1.6%
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	131,507

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Pennsylvania State University Revenue, Series A, 5.00%, 9/01/38	250,000	314,005
		445,512
Tennessee 4.2%
Chattanooga Health Educational and Housing Facility Board Revenue, Commonspirit Health, Refunding,
Series A-1, 5.00%, 8/01/25	250,000	294,177
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	133,617
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	103,240
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	116,761
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	121,985
Tennessee HDA Residential Finance Program Revenue, Issue 2019-2, Refunding, 1.95%, 1/01/26	250,000	254,215
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A,
5.00%, 11/01/37	100,000	122,930
		1,146,925
Texas 6.4%
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	113,235
Fort Worth Water and Sewer Revenue, System, 5.00%, 2/15/32	250,000	310,983
Lamar Consolidated ISD, GO, Fort Bend County, School House, PSF Guarantee, 4.00%, 2/15/30	600,000	713,742
Pflugerville ISD, GO, Series A, PSF Guarantee, 5.00%, 2/15/29	220,000	278,643
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	105,153
Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%,
5/15/33	100,000	122,427
Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A,
4.00%, 10/15/33	100,000	114,696
		1,758,879
Utah 2.8%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,668
South Jordan Sales Tax Revenue, Refunding, 5.00%, 8/15/38	250,000	315,020
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	104,303
Utah State Water Finance Agency Revenue, Loan Financing Program, Series B, 5.00%, 3/01/38	200,000	249,882
		777,873
Virginia 3.7%
Arlington County GO, Public Improvement, 4.00%, 6/15/35	500,000	588,795
Henrico County Water and Sewer System Revenue, Refunding, 4.00%, 5/01/32	250,000	297,010
Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing
Program, Series A, 5.00%, 9/01/32	100,000	126,231
		1,012,036
Washington 6.8%
Cascase School District No. 228 GO, Chelan County, 5.00%, 12/01/35	455,000	541,168
King and Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/31	100,000	125,830
Seattle Drainage and Wastewater Revenue, Refunding, 4.00%, 4/01/31	125,000	141,595
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	700,000	795,081
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	124,321
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%,
8/15/29	100,000	124,274
		1,852,269
Wisconsin 0.4%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	108,345

Total Investments (Cost $26,406,772) 98.9%		27,015,870

Other Assets, less Liabilities 1.1%		304,817
Net Assets 100.0%		$27,320,687

Abbreviations

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
[a,b] Senior Floating Rate Interests 86.0%
Airlines 2.1%
American Airlines, Inc., 2018 Replacement Term Loans , 3.449%, (1-month
USD LIBOR + 1.75%), 6/27/25	United States	1,267,200	$1,269,928

Application Software 2.3%
[c] Infor (US) Inc. (Lawson), First Lien Term Loan, TBD, 2/01/22	United States	598,462	601,828
[c] SS&C European Holdings Sarl, Term B-4 Loans, TBD, (1-month USD
LIBOR + 2.25%), 4/16/25	Luxembourg	204,538	206,119
[c] SS&C Technologies Inc., Term B-5 Loan, TBD, (1-month USD LIBOR +
2.25%), 4/16/25	United States	294,999	297,281
[c] SS&C Technologies Inc., Term B-3 Loans, TBD, (1-month USD LIBOR +
2.25%), 4/16/25	United States	296,209	299,171
			1,404,399
Auto Parts & Equipment 2.7%
Panther BF Aggregator 2 LP, Initial Dollar Term Loan , 5.201%, (1-month
USD LIBOR + 3.50%), 4/30/26	United States	1,596,000	1,605,629

Broadcasting 5.7%
Diamond Sports Group LLC, Term Loan, 4.96%, (1-month USD LIBOR +
3.25%), 8/24/26	United States	709,973	709,973
Gray Television Inc., Term C Loan, 4.197%, (1-month USD LIBOR +
2.50%), 1/02/26	United States	254,893	256,518
[d] Nexstar Broadcasting Inc., Term B-4 Loan, 4.451%, (1-month USD LIBOR
+ 2.75%), 9/19/26	United States	1,600,000	1,610,667
Sinclair Television Group Inc., Tranche B Term Loans, 3.96%, (1-month
USD LIBOR + 2.25%), 1/03/24	United States	825,114	826,826
			3,403,984
Cable & Satellite 4.3%
Charter Communications Operating LLC (CCO Safaru, Term B-2 Loan,
3.45%, (3-month USD LIBOR + 1.75%), 2/01/27	United States	1,132,350	1,140,931
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.989%, (1-
month USD LIBOR + 2.25%), 7/17/25	United States	1,471,174	1,474,851
			2,615,782
Casinos & Gaming 4.5%
Aristocrat Technologies, Inc., Term B-3 Loans, 3.715%, (3-month USD
LIBOR + 1.75%), 10/19/24	United States	1,073,993	1,080,339
Caesars Resort Collection LLC, Term B Loans, 4.451%, (1-month USD
LIBOR + 2.75%), 12/22/24	United States	1,607,525	1,611,990
			2,692,329
Commodity Chemicals 2.2%
Univar Solutions USA Inc., first lien, Term Loan, 3.836%, (1-month USD
LIBOR + 2.25%), 7/01/26	United States	73,268	73,600

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Univar USA Inc., Term B-3 Loans, 3.951%, 7/01/24	United States	1,249,095	1,256,512
			1,330,112
Communications Equipment 2.7%
CommScope Inc., Initial Term Loans, 4.951%, (1-month USD LIBOR +
3.25%), 4/04/26	United States	1,596,000	1,608,361
Computer & Electronics Retail 1.2%
Finastra USA Inc., Dollar Term Loan, 5.696%, 6/13/24	United States	748,443	745,013
Data Processing & Outsourced Services 0.6%
West Corp., Term B Loans, 5.926%, (3-month USD LIBOR + 4.00%),
10/10/24	United States	448,461	381,192
Electric Utilities 2.4%
Vistra Operations Company LLC, 2019 Incremental Term Loan, 3.458%,
12/31/25	United States	1,430,000	1,440,100
Food Distributors 4.8%
Aramark Corp., U.S. Term B-3 Loan, 3.451%, (1-month USD LIBOR +
1.75%), 3/11/25	United States	997,750	1,003,207
[c] Aramark Corporation, U.S. Term B-4 Loan, TBD, 12/31/26	United States	480,000	483,150
US Foods Inc., Term Loan B, 3.451%, (1-month USD LIBOR + 1.75%),
6/27/23	United States	1,396,292	1,402,774
			2,889,131
Health Care Distributors 0.3%
Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B
Loans, 4.854%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	191,035	155,754
Health Care Facilities 1.6%
HCA Inc., Term Loan B13, 5.875%, (1-month USD LIBOR + 1.75%),
3/18/26	United States	945,408	951,908
Health Care Services 4.2%
Air Medical Group Holdings Inc., 2018 New Term Loans, 5.951%, (1-month
USD LIBOR + 4.25%), 3/14/25	United States	968,270	939,741
DaVita Inc., Term Loan B, 3.951%, (1-month USD LIBOR + 2.25%),
8/12/26	United States	1,596,000	1,609,383
			2,549,124
Hotels, Resorts & Cruise Lines 1.7%
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans,
3.458%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	985,592	994,216
Leisure Products 1.5%
[c] Playtika Holding Corp., Term Loan B, TBD, 12/10/24	United States	890,000	901,125
Oil & Gas Equipment & Services 2.0%
Buckeye Partners LP, Initial Term Loans, 4.441%, (1-month USD LIBOR +
2.75%), 11/01/26	United States	1,200,000	1,211,750
Other Diversified Financial Services 4.6%
Asurion LLC, Replacement B-6 Term Loans, 4.701%, (1-month USD LIBOR
+ 3.00%), 11/03/23	United States	1,534,765	1,546,117
[c] Trans Union LLC, 2019 Replacement Term B-5 Loans, TBD, (1-month USD
LIBOR + 1.75%), 11/15/26	United States	1,213,942	1,220,676
			2,766,793
Packaged Foods & Meats 1.6%
JBS USA Lux S.A., New Term Loans, 3.701%, (1-month USD LIBOR +
2.50%), 5/01/26	United States	969,511	977,562
Paper Packaging 4.7%
Berry Global Inc.,
Term W Loans, 3.715%, 10/01/22	United States	1,227,840	1,234,308

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Term U Loans, 4.215%, 7/01/26	United States	298,500	299,847
Reynolds Group Holdings Inc., U.S. Term Loans, 4.451%, (1-month USD
LIBOR + 2.75%), 2/05/23	United States	1,262,212	1,267,931
			2,802,086
Personal Products 2.4%
Sunshine Luxembourg VII SARL, Facility B1 Commitments, 6.348%, (3-
month USD LIBOR + 4.25%), 9/25/26	Luxembourg	1,400,000	1,415,126
Pharmaceuticals 5.6%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 6%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	649,171	618,452
Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan,
3.739%, (3-month USD LIBOR + 2.25%), 11/15/27	United States	1,293,287	1,305,884
Valeant Pharmaceuticals International, Initial Term Loans, 4.739%, (1-
month USD LIBOR + 3.00%), 6/02/25	Canada	1,424,415	1,434,876
			3,359,212
Railroads 2.4%
[c] Genesee & Wyoming Inc., Initial Term Loan, TBD, 12/06/26	United States	1,430,000	1,445,641
Research & Consulting Services 2.3%
Nielsen Finance LLC, Class B-4 Term Loans, 3.710%, (1-month USD
LIBOR + 2.00%), 10/04/23	United States	1,365,121	1,371,756
Restaurants 2.4%
[c] 1011778 B.C. ULC, Term B-4 Loan, FRN, TBD, (1-month USD LIBOR +
1.75%), 11/19/26	Canada	1,465,732	1,469,388
Security & Alarm Services 2.4%
[c] Prime Security Services Borrower LLC, Term B-1 Facility, TBD, (1-month
USD LIBOR + 3.25%), 9/12/26	United States	1,440,385	1,445,987
Specialized Consumer Services 0.4%
Sabre GLBL Inc., 2018 Other Term B Loans, 3.701%, (1-month USD
LIBOR + 2.00%), 2/22/24	United States	265,263	267,110
Specialty Chemicals 1.9%
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 3.854%,
(3-month USD LIBOR + 1.75%), 6/01/24	United States	1,112,595	1,116,628

Specialty Stores 3.4%
Harbor Freight Tools USA Inc., Refinancing Loans, 4.201%, (1-month USD
LIBOR + 2.50%), 8/19/23	United States	914,863	911,718
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.203%, (1-
month USD LIBOR + 2.50%), 1/28/23	United States	1,138,802	1,104,638
			2,016,356
Systems Software 3.3%
Go Daddy Operating Company LLC, Tranche B-2 Term Loan, 3.451%, (1-
month USD LIBOR + 1.75%), 2/15/24	United States	1,426,976	1,436,490
Hyland Software, Inc., First Lien Term Loan, 5.201%, 7/01/24	United States	568,561	573,950
			2,010,440
Technology Hardware, Storage & Peripherals 1.8%
Western Digital Corp., U.S. Term B-4 Loan, 4.011%, (3-month USD LIBOR
+ 1.75%), 4/29/23	United States	1,052,932	1,059,727

Total Floating Rate Loans (Cost $51,461,956)			51,673,649
Asset-Backed Securities 9.8%
[e,f] AMMC CLO 15 Ltd., 2014-15A, CRR, 144A 4.300%, 4.30%, 01/15/2032	United States	1,000,000	975,217
[e,f] Atrium XV, 15A, C, 144A, 4.134%, 4.13%, 01/23/2031	United States	1,000,000	980,204
[e,f] BlueMountain CLO Ltd., 2018-3A, C,1 44A, 4.139%, 4.14%, 10/25/2030	United States	1,000,000	965,115
[e,f] Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A , 4.200%, 4.20%,
10/15/2030	United States	1,000,000	998,305
[e,f] Harbor Parl CLO Ltd., 1A, C, 144A, 4.065%, 4.07%, 01/20/2031		1,000,000	972,888

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[e,f] LCM XVIII LP, 2018A, CR, 144A, 4.065%, 3.82%, 04/20/2031	United States	1,000,000	959,891
Total Asset-Backed Securities (Cost $5,996,875)			5,851,620
Total Investments before Short Term Investments (Cost $57,458,831)			57,525,269
Short Term Investments 8.0%
U.S. Government & Agency Securities (Cost $4,824,846) 8.0%
[g] FHLB,1/02/20	United States	4,825,000	4,824,846
Total Investments (Cost $62,283,677) 103.8%			62,350,115
Other Assets, less Liabilities (3.8)%			(2,253,677)
Net Assets 100.0%			$60,096,438

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSee Note 1(d) regarding securities on loan
cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
dA portion or all of the security purchased on a delayed delivery basis.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $5,851,620, representing 9.7% of net assets.
fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
gThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO	-	Collateralized Loan Obligation
FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
TBD	-	To be determined

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty Systematic Style Premia ETF	Country	Shares/Warrants	Value
Common Stocks 75.1%
Automobiles & Components 0.3%
Magna International Inc.	Canada	300	$16,472
Peugeot SA	France	662	15,828
			32,300
Banks 4.7%
ABN AMRO Bank NV, GDR	Netherlands	474	8,630
Australia & New Zealand Banking Group Ltd.	Australia	3,194	55,300
Banco Bilbao Vizcaya Argentaria SA	Spain	7,434	41,581
Bank of Nova Scotia	Canada	1,400	79,190
BOC Hong Kong (Holdings) Ltd.	Hong Kong	4,000	13,886
Canadian Imperial Bank of Commerce	Canada	500	41,666
Chuo Mitsui Trust Holdings Inc.	Japan	400	15,963
Hang Seng Bank Ltd.	Hong Kong	900	18,597
National Bank of Canada	Canada	400	22,234
Royal Bank of Canada	Canada	1,300	103,008
Swedbank AB, A	Sweden	1,001	14,912
Westpac Banking Corp.	Australia	3,114	53,039
			468,006
Capital Goods 5.0%
[a] AerCap Holdings NV	Ireland	100	6,147
Alstom SA	France	214	10,144
Atlas Copco AB	Sweden	433	15,042
Atlas Copco AB, A	Sweden	746	29,773
BAE Systems PLC	United Kingdom	3,752	28,073
CAE Inc.	Canada	300	7,954
Eiffage SA	France	89	10,190
Epiroc AB, A	Sweden	735	8,978
Epiroc AB, B	Sweden	433	5,137
Ferguson PLC	United Kingdom	253	22,959
Geberit AG	Switzerland	42	23,560
ITOCHU Corp.	Japan	1,500	34,983
Jardine Matheson Holdings Ltd.	Hong Kong	200	11,120
KION Group AG	Germany	73	5,044
Legrand SA	France	298	24,299
Lockheed Martin Corp.	United States	258	100,460
MTU Aero Engines AG	Germany	59	16,862
Obayashi Corp.	Japan	700	7,839
Raytheon Co.	United States	300	65,922
Schindler Holding AG	Switzerland	23	5,634
Schindler Holding AG, PC	Switzerland	46	11,695
Skanska AB, B	Sweden	386	8,729
[a] Teledyne Technologies Inc.	United States	32	11,089
Vestas Wind Systems AS	Denmark	212	21,439
			493,072
Commercial & Professional Services 1.9%
Adecco Group AG	Switzerland	175	11,064
Cintas Corp.	United States	100	26,908
[a] Copart Inc.	United States	200	18,188
Dai Nippon Printing Co. Ltd.	Japan	300	8,171
Edenred	France	267	13,816
ManpowerGroup Inc.	United States	100	9,710
Randstad NV	Netherlands	135	8,250
Robert Half International Inc.	United States	100	6,315
Secom Co. Ltd.	Japan	200	17,993
Securitas AB, B	Sweden	351	6,054
SGS SA	Switzerland	6	16,426
Thomson Reuters Corp.	Canada	200	14,327
Toppan Printing Co. Ltd.	Japan	300	6,241

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Wolters Kluwer NV	Netherlands	314	22,917
			186,380
Consumer Durables & Apparel 2.9%
Adidas AG	Germany	200	65,060
Bandai Namco Holdings Inc.	Japan	200	12,203
Barratt Developments PLC	United Kingdom	1,186	11,730
Burberry Group PLC	United Kingdom	468	13,671
D.R. Horton Inc.	United States	400	21,100
Garmin Ltd.	United States	200	19,512
Hermes International	France	36	26,921
Kering SA	France	29	19,050
Persimmon PLC	United Kingdom	381	13,602
PulteGroup Inc.	United States	300	11,640
Puma SE	Germany	94	7,212
Sekisui House Ltd.	Japan	700	15,031
SHIMANO Inc.	Japan	100	16,351
Taylor Wimpey PLC	United Kingdom	3,867	9,908
Techtronic Industries Co. Ltd.	Hong Kong	1,500	12,234
The Berkeley Group Holdings PLC	United Kingdom	140	9,012
			284,237
Consumer Services 0.9%
Aristocrat Leisure Ltd.	Australia	636	15,053
Compass Group PLC	United Kingdom	1,805	45,193
Sands China Ltd.	Macau	2,800	14,967
Sodexo SA	France	100	11,859
TUI AG	Germany	506	6,394
			93,466
Diversified Financials 3.8%
3i Group PLC	United Kingdom	1,092	15,884
Amundi SA	France	68	5,335
Australian Stock Exchange Ltd.	Australia	215	11,850
Deutsche Boerse AG	Germany	211	33,194
FactSet Research Systems Inc.	United States	20	5,366
Hargreaves Lansdown PLC	United Kingdom	315	8,075
Investor AB, B	Sweden	512	27,960
Kinnevik AB, B	Sweden	269	6,581
[a] M&G PLC	United Kingdom	3,072	9,653
Moody's Corp.	United States	200	47,482
Onex Corp.	Canada	100	6,337
ORIX Corp.	Japan	1,500	24,997
Partners Group Holding AG	Switzerland	21	19,244
S&P Global Inc.	United States	300	81,915
SEI Investments Co.	United States	100	6,548
Synchrony Financial	United States	700	25,207
T. Rowe Price Group Inc.	United States	300	36,552
			372,180
Energy 5.0%
Cabot Oil & Gas Corp., A	United States	500	8,705
Eni SpA	Italy	2,872	44,637
HollyFrontier Corp.	United States	200	10,142
Imperial Oil Ltd.	Canada	300	7,947
Keyera Corp.	Canada	200	5,247
Origin Energy Ltd.	Australia	1,991	11,826
Parkland Fuel Corp.	Canada	200	7,358
Phillips 66	United States	500	55,705
Repsol SA	Spain	1,679	26,254
Royal Dutch Shell PLC, B	United Kingdom	3,417	101,375
Santos Ltd.	Australia	1,977	11,368
Suncor Energy Inc.	Canada	1,800	59,077
Total SA	France	1,839	101,562

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Valero Energy Corp.	United States	500	46,825
			498,028
Food & Staples Retailing 1.4%
Alimentation Couche-Tard Inc., B	Canada	600	19,067
Coles Group Ltd.	Australia	1,283	13,384
Koninklijke Ahold Delhaize NV	Netherlands	1,352	33,835
Wesfarmers Ltd.	Australia	1,270	36,960
Woolworths Group Ltd.	Australia	1,430	36,349
			139,595
Food, Beverage & Tobacco 0.7%
Nestle SA	Switzerland	573	62,001
[b] WH Group Ltd., Reg S	Hong Kong	11,000	11,365
			73,366
Health Care Equipment & Services 2.2%
Carl Zeiss Meditec AG	Germany	45	5,743
Cochlear Ltd.	Australia	64	10,111
Coloplast AS, B	Denmark	128	15,890
Hoya Corp.	Japan	400	38,463
Medtronic PLC	United States	900	102,105
Siemens Healthineers AG	Germany	169	8,123
Smith & Nephew PLC	United Kingdom	972	23,596
Sonova Holding AG	Switzerland	62	14,182
			218,213
Household & Personal Products 3.1%
Beiersdorf AG	Germany	113	13,528
Essity AB, B	Sweden	671	21,633
Henkel AG & Co. KGaA	Germany	117	11,032
L'Oreal SA	France	288	85,346
Unilever NV	United Kingdom	1,744	100,290
Unilever PLC	United Kingdom	1,357	78,208
			310,037
Insurance 4.2%
Admiral Group PLC	United Kingdom	212	6,485
Allianz SE	Germany	406	99,532
Aviva PLC	United Kingdom	4,424	24,539
Baloise Holding AG	Switzerland	43	7,771
Fidelity National Financial Inc.	United States	300	13,605
Great-West Lifeco Inc.	Canada	300	7,695
Hannover Rueck SE	Germany	68	13,152
iA Financial Corp. Inc.	Canada	100	5,501
Intact Financial Corp.	Canada	200	21,657
MS&AD Insurance Group Holdings Inc.	Japan	500	16,614
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Germany	163	48,120
NN Group NV	Netherlands	342	12,983
Power Corp. of Canada	Canada	300	7,738
Power Financial Corp.	Canada	300	8,083
SCOR SE	France	182	7,645
Sun Life Financial Inc.	Canada	700	31,962
Swiss Life Holding AG	Switzerland	38	19,064
Zurich Insurance Group AG	Switzerland	167	68,483
			420,629
Materials 5.7%
Air Liquide SA	France	534	75,646
Akzo Nobel NV	Netherlands	261	26,555
Barrick Gold Corp.	Canada	2,000	37,201
BASF SE	Germany	1,037	78,398
BHP Group Ltd.	Australia	3,311	90,585
Boliden AB	Sweden	304	8,070
Croda International PLC	United Kingdom	147	9,971

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

EMS-Chemie Holding AG	Switzerland	9	5,916
Evonik Industries AG	Germany	208	6,353
Fortescue Metals Group Ltd.	Australia	1,569	11,790
Franco-Nevada Corp.	Canada	200	20,681
Givaudan AG	Switzerland	10	31,301
[a] Kinross Gold Corp.	Canada	1,400	6,650
Kirkland Lake Gold Ltd.	Canada	200	8,828
LyondellBasell Industries NV, A	United States	300	28,344
Newcrest Mining Ltd.	Australia	859	18,266
Nissan Chemical Corp.	Japan	100	4,228
Nitto Denko Corp.	Japan	200	11,373
Novozymes AS	Denmark	246	12,047
Rio Tinto PLC	Australia	1,267	75,581
			567,784
Media & Entertainment 1.2%
ITV PLC	United Kingdom	4,206	8,414
RELX PLC	United Kingdom	2,150	54,273
Toho Co. Ltd.	Japan	100	4,182
Vivendi SA	France	964	27,939
WPP PLC	United Kingdom	1,441	20,359
			115,167
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie Inc.	United States	1,100	97,394
[a] Biogen Inc.	United States	200	59,346
CSL Ltd.	Australia	505	97,892
[a] Jazz Pharmaceuticals PLC	United States	100	14,928
Novartis AG	Switzerland	771	73,171
Novo Nordisk AS, B	Denmark	1,719	99,842
Otsuka Holdings Co. Ltd.	Japan	400	17,973
Roche Holding AG	Switzerland	323	104,737
			565,283
Real Estate 3.7%
Aroundtown SA	Germany	1,038	9,303
CK Asset Holdings Ltd.	Hong Kong	3,000	21,657
Covivio	France	54	6,134
Daito Trust Construction Co. Ltd.	Japan	100	12,404
Equity Lifestyle Properties Inc.	United States	200	14,078
Gecina SA	France	51	9,137
Goodman Group	Australia	1,851	17,397
Henderson Land Development Co. Ltd.	Hong Kong	2,000	9,818
Japan Retail Fund Investment Corp.	Japan	3	6,440
Link REIT	Hong Kong	2,500	26,470
Nippon Building Fund Inc.	Japan	2	14,631
Nomura Real Estate Master Fund Inc.	Japan	5	8,539
ORIX JREIT Inc.	Japan	3	6,496
Public Storage	United States	200	42,592
Scentre Group	Australia	5,978	16,095
Segro PLC	United Kingdom	1,257	14,940
Simon Property Group Inc.	United States	300	44,688
Sun Hung Kai Properties Ltd.	Hong Kong	2,000	30,622
Swiss Prime Site AG	Switzerland	85	9,822
Unibail-Rodamco-Westfield	France	156	24,629
United Urban Investment Corp.	Japan	3	5,620
Vornado Realty Trust	United States	200	13,300
Wheelock and Co. Ltd.	Hong Kong	1,000	6,667
			371,479
Retailing 2.5%
[a] AutoZone Inc.	United States	8	9,531
Best Buy Co. Inc.	United States	300	26,340
[a] Booking Holdings Inc.	United States	30	61,612
Hennes & Mauritz AB, B	Sweden	908	18,476
JD Sports Fashion PLC	United Kingdom	483	5,358

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Next PLC	United Kingdom	152	14,132
Nitori Co. Ltd.	Japan	100	15,850
[a] O'Reilly Automotive Inc.	United States	100	43,826
Ross Stores Inc.	United States	400	46,568
[a] Zalando SE	Germany	153	7,759
			249,452
Semiconductors & Semiconductor Equipment 2.4%
Advantest Corp.	Japan	200	11,337
Intel Corp.	United States	1,700	101,745
Skyworks Solutions Inc.	United States	200	24,176
Texas Instruments Inc.	United States	800	102,632
			239,890
Software & Services 8.1%
Accenture PLC, A	Ireland	500	105,285
[a] Alphabet Inc., C	United States	50	66,851
Atos SE	France	112	9,343
Auto Trader Group PLC	United Kingdom	1,032	8,129
[a] Cadence Design Systems Inc.	United States	300	20,808
[a] CGI Inc., A	Canada	300	25,141
Citrix Systems Inc.	United States	100	11,090
Cognizant Technology Solutions Corp., A	United States	600	37,212
eBay Inc.	United States	900	32,499
[a] Facebook Inc., A	United States	500	102,625
Fujitsu Ltd.	Japan	200	18,900
Intuit Inc.	United States	300	78,579
Mastercard Inc., A	United States	300	89,577
NEC Corp.	Japan	300	12,478
[a] Nexon Co. Ltd.	Japan	600	8,006
Nomura Research Institute Ltd.	Japan	400	8,605
OBIC Co. Ltd.	Japan	100	13,582
Otsuka Corp.	Japan	100	4,026
SAP SE	Germany	719	97,107
Square Enix Holdings Co. Ltd.	Japan	100	4,997
The Sage Group PLC	United Kingdom	1,236	12,264
Trend Micro Inc.	Japan	100	5,153
[a] VMware Inc., A	United States	100	15,179
[a,b] Worldline SA, Reg S	France	111	7,868
Z Holdings Corp.	Japan	2,900	12,302
			807,606
Technology Hardware & Equipment 1.0%
CDW Corp.	United States	200	28,568
[a] F5 Networks Inc.	United States	100	13,965
Hitachi High-Technologies Corp.	Japan	100	7,122
Hitachi Ltd.	Japan	1,100	46,824
			96,479
Telecommunication Services 3.2%
BCE Inc.	Canada	200	9,279
BT Group PLC	United Kingdom	9,581	24,425
Deutsche Telekom AG	Germany	3,754	61,396
KDDI Corp.	Japan	2,000	59,867
Nippon Telegraph & Telephone Corp.	Japan	1,400	35,517
NTT DOCOMO Inc.	Japan	1,500	41,932
Orange SA	France	2,240	32,989
Softbank Corp.	Japan	1,900	25,517
Swisscom AG	Switzerland	29	15,351
Telstra Corp. Ltd.	Australia	4,691	11,673
			317,946
Transportation 1.7%
Aena SME SA	Spain	77	14,737
Deutsche Lufthansa AG	Germany	266	4,900
Deutsche Post AG	Germany	1,116	42,605

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Getlink SE	France	501	8,722
Kuehne + Nagel International AG	Switzerland	62	10,449
Kyushu Railway Co.	Japan	200	6,717
Nagoya Railroad Co. Ltd.	Japan	200	6,239
Old Dominion Freight Line Inc.	United States	100	18,978
Tobu Railway Co. Ltd.	Japan	200	7,279
Transurban Group	Australia	3,049	31,956
West Japan Railway Co.	Japan	200	17,375
			169,957
Utilities 3.8%
Algonquin Power & Utilities Corp.	Canada	600	8,500
CLP Holdings Ltd.	Hong Kong	2,000	21,022
Enagas SA	Spain	254	6,484
Endesa SA	Spain	357	9,533
Enel SpA	Italy	9,136	72,525
Iberdrola SA	Spain	6,752	69,576
Naturgy Energy Group SA	Spain	334	8,398
Red Electrica Corp. SA	Spain	485	9,759
RWE AG	Germany	656	20,139
SSE PLC	United Kingdom	1,153	21,972
Suez	France	379	5,737
Terna Rete Elettrica Nazionale SpA	Italy	1,549	10,353
The Southern Co.	United States	1,200	76,440
[a] Tokyo Electric Power Co. Holdings Inc.	Japan	1,800	7,735
Tokyo Gas Co. Ltd.	Japan	400	9,759
Veolia Environnement SA	France	598	15,915
			373,847
Total Common Stocks (Cost $7,410,469)			7,464,399
Preferred Stocks 0.2%
Germany 0.2%
[c] Henkel AG & Co. KGaA, 2.007%, pfd.	Germany	199	20,595

Total Investments (Cost $7,431,613) 75.3%			7,484,994

Other Assets, less Liabilities 24.7%			2,451,680
Net Assets 100.0%			$9,936,674

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $19,233, representing 0.2% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At December 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Total Return Swap Contracts

							Value/ Unrealized
		Payment		Maturity			Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Notional Value		(Depreciation)
OTC Swap Contracts
Short[a]
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	1/22/20	$(49,478	)$	(23,586)

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	2,080,000	$1,431,920	3/18/20	$—	$(33,006)
Brazilian Real	MSCO	Sell	234,000	57,347	3/18/20	—	(644)
Canadian Dollar	MSCO	Buy	1,153,000	879,378	3/18/20	10,181	—
Czech Koruna	MSCO	Sell	36,540,000	1,597,364	3/18/20	—	(16,378)
Euro	MSCO	Sell	616,000	689,475	3/18/20	—	(5,329)
Great British Pound	MSCO	Buy	751,000	987,349	3/18/20	11,208	—
Hungarian Forint	MSCO	Buy	36,382,000	122,846	3/18/20	940	—
Israeli Shekel	MSCO	Sell	2,973,000	855,075	3/18/20	—	(9,643)
Japanese Yen	MSCO	Buy	29,703,000	272,672	3/18/20	1,759	—
Mexican Peso	MSCO	Buy	7,267,000	377,988	3/18/20	3,001	—
New Turkish Lira	MSCO	Buy	2,309,000	382,074	3/18/20	—	(1,264)
New Zealand Dollar	MSCO	Sell	1,054,000	695,037	3/18/20	—	(16,563)
Norwegian Krone	MSCO	Sell	11,407,000	1,268,785	3/18/20	—	(30,199)
Russian Ruble	MSCO	Buy	57,407,000	909,252	3/18/20	7,079	—
South African Rand	MSCO	Buy	3,610,000	248,969	3/18/20	6,764	—
Swedish Krona	MSCO	Buy	6,429,000	686,939	3/18/20	3,577	—
Swiss Franc	MSCO	Buy	129,000	132,467	3/18/20	1,472	—

Total Forward Exchange Contracts	$45,981	$(113,026)
Net unrealized appreciation (depreciation)		$(67,045)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
CAC 40 10 Euro	Long	6	$402,079	1/17/20	$730
IBEX 35 Index	Long	6	641,731	1/17/20	(4,863)
Euro-BTP	Long	16	2,558,580	3/06/20	(8,814)
Australian 10 Yr. Bond	Long	34	3,416,743	3/16/20	(27,976)
S&P/TSX 60 Index	Long	10	1,561,442	3/19/20	(571)
SPI 200 Index	Long	2	232,079	3/19/20	(5,834)
EURO STOXX 50 Index	Long	9	376,722	3/20/20	(337)
FTSE 100 Index	Long	7	695,401	3/20/20	1,312
FTSE/MIB Index	Long	5	656,943	3/20/20	(5,809)
Mexican IPC Index	Long	3	70,272	3/20/20	(3,989)
OMXS30 Index	Short	(28)	(528,904)	1/17/20	6,635
Hang Seng Index	Short	(4)	(725,635)	1/30/20	(9,215)
SGX Nifty 50	Short	(37)	(906,130)	1/30/20	5,482
Euro-Bund	Short	(18)	(3,444,749)	3/06/20	21,457
Euro-OAT	Short	(7)	(1,278,965)	3/06/20	5,983
Nikkei 225 Mini	Short	(3)	(652,588)	3/12/20	4,141
FTSE/JSE Africa Top40 Index	Short	(3)	(110,187)	3/19/20	2,209
Canada 10 Yr. Bond	Short	(22)	(2,332,416)	3/20/20	(3,046)
DAX Index	Short	(2)	(743,459)	3/20/20	(870)
NASDAQ 100 E-Mini	Short	(2)	(350,090)	3/20/20	(5,270)
Long Gilt	Short	(4)	(696,183)	3/27/20	1,397
Commodity Contracts
Brent Crude	Long	3	198,000	1/31/20	1,842
NY Harbor ULSD	Long	1	84,958	1/31/20	18
RBOB Gasoline	Long	2	142,002	1/31/20	(1,005)
Low Sulphur Gasoil	Long	1	61,375	2/12/20	222
ICE Gold 100-oz	Long	1	152,310	2/26/20	4,278
Live Cattle	Long	4	201,480	2/28/20	(418)
Cocoa	Long	11	279,400	3/16/20	7,102
Low Sulphur Gasoil	Long	3	182,025	4/08/20	567
Platinum	Long	3	146,670	4/28/20	5,382
Cocoa	Long	10	254,100	5/13/20	4,904
West Texas Intermediate Crude Oil	Long	2	118,880	5/19/20	445
Natural Gas	Short	(6)	(131,340)	1/29/20	2,475
Lean Hog	Short	(5)	(142,850)	2/14/20	(2,983)
RBOB Gasoline	Short	(2)	(143,052)	2/28/20	793
Sugar No. 11	Short	(22)	(330,669)	2/28/20	2,900
Cotton #2	Short	(4)	(138,100)	3/09/20	(4,070)
Soybean	Short	(4)	(191,100)	3/13/20	(3,684)
Soybean Oil	Short	(9)	(187,758)	3/13/20	(4,289)
Silver	Short	(2)	(179,210)	3/27/20	(9,015)
Lean Hog	Short	(4)	(124,680)	4/15/20	(1,314)
Cotton #2	Short	(8)	(280,720)	5/06/20	(8,220)

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Soybean Meal	Short	(10)	(308,500)	5/14/20	(246)
Total Futures Contracts					$(31,564)
*As of period end.

Abbreviations

Selected Portfolio

CAC	-	Cotation Assistée en Continu
GDR	-	Global Depositary Receipt
IPC	-	Industrial Pollution Control
MIB	-	Milano Italia Borsa
MSCO	-	Morgan Stanley
MSCS	-	Morgan Stanley Capital Services LLC
OAT	-	Obligation Assumable by the Treasurer
REIT	-	Real Estate Investment Trust
SPI	-	Swiss Performance Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty U.S. Core Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 23.4%
Aerospace & Defense 0.4%
Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$1,880,282
United Technologies Corp., senior bond, 3.75%, 11/01/46	United States	1,800,000	1,964,769
			3,845,051
Air Freight & Logistics 0.2%
FedEx Corp., senior bond, 4.05%, 2/15/48	United States	1,400,000	1,355,058

Banks 3.6%
Bank of America Corp.,
senior note, 2.881% to 4/24/22, FRN thereafter, 4/24/23	United States	1,000,000	1,017,267
senior note, 3.593% to 7/20/17, FRN thereafter, 7/21/28	United States	700,000	742,620
senior note, FRN, 3.864%, 7/23/24	United States	2,400,000	2,526,977
[a]BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter,
1/10/25	France	5,150,000	5,583,144
[a]BPCE SA, 144A, 4.875%, 4/01/26	France	1,800,000	1,982,599
[b]China Construction Bank Corp., sub. note, Reg S, 3.875% to 5/13/20, FRN
thereafter, 5/13/25	China	2,900,000	2,911,252
Citigroup Inc.,
senior note, 2.876% to 07/24/22, FRN thereafter, 7/24/23	United States	1,700,000	1,729,551
senior note, 3.70%, 1/12/26	United States	2,700,000	2,882,087
sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,654,036
Subordinated note, 3.875%, 3/26/25	United States	100,000	105,861
Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,244,874
JPMorgan Chase & Co.,
senior bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28	United States	1,600,000	1,701,358
sub. note, 3.375%, 5/01/23	United States	3,100,000	3,223,404
sub. note, 3.875%, 9/10/24	United States	100,000	107,124
Truist Bank,
senior note, 2.75%, 5/01/23	United States	3,100,000	3,157,932
sub. note, 3.625%, 9/16/25	United States	2,400,000	2,557,014
			33,127,100
Beverages 0.2%
Anheuser-Busch InBev Worldwide Inc., senior bond, 5.55%, 1/23/49	Belgium	1,200,000	1,561,431

Biotechnology 0.6%
[a]AbbVie Inc., senior note, 144A, 2.95%, 11/21/26	United States	1,300,000	1,325,622
Biogen Inc.,
senior bond, 5.20%, 9/15/45	United States	100,000	120,948
senior note, 3.625%, 9/15/22	United States	2,050,000	2,134,399
Gilead Sciences Inc., senior bond, 4.15%, 3/01/47	United States	1,400,000	1,562,149
			5,143,118
Building Products 0.2%
CRH America Finance Inc., senior note, 3.40%, 5/09/27	Ireland	1,850,000	1,925,377

Capital Markets 1.4%
[a]Credit Suisse Group AG, senior note, 144A, 2.997% to 12/14/22 , FRN
therafter, 12/14/23	Switzerland	3,750,000	3,822,065
Morgan Stanley,
senior note, 3.70%, 10/23/24	United States	800,000	850,368
sub. bond, 3.95%, 4/23/27	United States	3,600,000	3,865,661
The Goldman Sachs Group Inc.,
senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,662,039
senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	1,400,000	1,423,713
			12,623,846
Chemicals 0.8%
[a]Alpek SAB de CV, senior note, 144A, 4.25%, 9/18/29	Mexico	4,100,000	4,189,175
[b]CNAC HK Finbridge Co. Ltd., senior note, Reg S, 4.875%, 3/14/25	China	1,600,000	1,735,057

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

LYB International Finance II BV, senior note, 3.50%, 3/02/27	United States	1,700,000	1,783,649
			7,707,881
Commercial Services & Supplies 0.5%
Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,237,878
Consumer Finance 0.5%
Capital One Financial Corp.,
senior bond, 3.50%, 6/15/23	United States	1,450,000	1,507,842
senior note, 3.75%, 3/09/27	United States	3,250,000	3,469,727
			4,977,569
Containers & Packaging 0.2%
WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,183,830
WRKCo. Inc., senior note, 3.90%, 6/01/28	United States	700,000	743,465
			1,927,295
Diversified Telecommunication Services 0.5%
Telefonica Emisiones SA, senior bond, 4.895%, 3/06/48	Spain	4,200,000	4,817,292
Electric Utilities 1.8%
Alabama Power Co., senior note, 2.45%, 3/30/22	United States	300,000	303,783
Baltimore Gas & Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,428,159
Duke Energy Carolinas LLC, secured bond, 3.70%, 12/01/47	United States	1,400,000	1,509,059
Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	400,000	414,473
Enel Finance International NV,
[a] senior bond, 144A, 3.50%, 4/06/28	Italy	2,700,000	2,766,635
[a] senior note, 144A, 3.625%, 5/25/27	Italy	1,000,000	1,037,090
[a] senior note, 144A, 6.00%, 10/07/39	Italy	200,000	252,430
Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,590,758
MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,191,493
PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	300,000	315,052
Public Service Electric & Gas Co., secured bond, 3.80%, 3/01/46	United States	1,100,000	1,215,219
[a]State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%,
5/04/27	China	2,300,000	2,411,974
The Southern Co., senior bond, 3.25%, 7/01/26	United States	1,200,000	1,251,224
Virginia Electric & Power Co., Sr. Unsecured, 3.80%, 9/15/47	United States	1,100,000	1,192,622
			16,879,971
Electronic Equipment, Instruments & Components 0.1%
Keysight Technologies Inc., senior note, 4.60%, 4/06/27	United States	1,100,000	1,221,019
Energy Equipment & Services 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond,
4.08%, 12/15/47	United States	1,400,000	1,438,092
[a]Schlumberger Holdings Corp., Sr. Unsecured, 144A, 3.90%, 5/17/28	United States	5,950,000	6,344,602
			7,782,694
Equity Real Estate Investment Trusts (REITs) 0.1%
Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	796,776
Food & Staples Retailing 0.2%
The Kroger Co., senior bond, 4.45%, 2/01/47	United States	1,350,000	1,436,415
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	500,000	507,493
			1,943,908
Food Products 1.0%
BAT Capital Corp.,
senior bond, 4.54%, 8/15/47	United Kingdom	750,000	755,642
senior note, 3.222%, 8/15/24	United Kingdom	1,500,000	1,535,300
Bunge Ltd. Finance Corp., senior note, 3.75%, 9/25/27	United States	1,450,000	1,483,630
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,104,640
Tyson Foods Inc., senior bond, 5.10%, 9/28/48	United States	1,300,000	1,639,458
			9,518,670
Health Care Providers & Services 0.8%
Anthem Inc.,

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

senior bond, 4.375%, 12/01/47	United States	100,000	110,585
senior note, 3.70%, 9/15/49	United States	700,000	702,063
senior note, 4.101%, 3/01/28	United States	1,200,000	1,304,982
CVS Health Corp.,
senior bond, 4.875%, 7/20/35	United States	1,400,000	1,612,766
senior note, 3.875%, 7/20/25	United States	500,000	532,949
senior note, 4.10%, 3/25/25	United States	1,600,000	1,718,926
HCA Inc., senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,036,088
			7,018,359
Independent Power Producers & Energy Traders 0.5%
[a]Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	4,050,000	4,224,697

Industrial Conglomerates 0.5%
General Electric Co.,
3.15%, 9/07/22	United States	900,000	919,318
senior bond, 3.10%, 1/09/23	United States	3,200,000	3,271,580
senior bond, 4.125%, 10/09/42	United States	16,000	16,542
senior bond, 4.50%, 3/11/44	United States	700,000	768,250
			4,975,690
Insurance 0.9%
MetLife Inc.,
senior bond, 4.05%, 3/01/45	United States	400,000	465,116
senior bond, 5.875%, 2/06/41	United States	1,100,000	1,500,517
[a]Metropolitan Life Global Funding I, secured note, 144A, 2.40%, 6/17/22	United States	1,100,000	1,111,928
Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,402,850
[a]Swiss Re Treasury US Corp., senior bond, 144A, 4.25%, 12/06/42	Switerland	750,000	868,272
The Allstate Corp., senior bond, 5.55%, 5/09/35	United States	1,800,000	2,280,771
			8,629,454
Interactive Media & Services 0.1%
[b]Tencent Holdings Ltd., senior note, Reg S, 3.28%, 4/11/24	China	1,250,000	1,287,599

Internet & Direct Marketing Retail 0.9%
Alibaba Group Holding Ltd.,
senior bond, 4.00%, 12/06/37	China	200,000	214,424
senior bond, 4.40%, 12/06/57	China	700,000	806,107
senior note, 3.125%, 11/28/21	China	2,050,000	2,091,685
senior note, 3.40%, 12/06/27	China	4,700,000	4,901,119
			8,013,335
IT Services 0.2%
Fiserv Inc., senior bond, 4.40%, 7/01/49	United States	1,400,000	1,596,223

Media 0.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital, senior secured note, first lien, 4.50%, 2/01/24	United States	1,200,000	1,292,257
Comcast Corp.,
senior bond, 3.30%, 2/01/27	United States	1,800,000	1,908,553
senior bond, 3.40%, 7/15/46	United States	800,000	813,379
senior note, 6.50%, 11/15/35	United States	200,000	283,984
[a]Fox Corp., senior bond, 144A, 5.576%, 1/25/49	United States	700,000	892,998
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,285,213
			6,476,384
Metals & Mining 0.5%
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	3,000,000	3,172,818
Southern Copper Corp., senior bond, 5.25%, 11/08/42	Mexico	1,300,000	1,500,758
			4,673,576
Oil, Gas & Consumable Fuels 2.7%
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,197,794
Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	4,000,000	4,211,700
Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,716,749
Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	896,311
Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,237,497

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,275,755
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	4,000,000	4,243,546
Sunoco Logistics Partner, senior bond, 5.40%, 10/01/47	United States	300,000	326,689
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,668,616
The Williams Cos. Inc., senior bond, 5.10%, 9/15/45	United States	700,000	781,732
TransCanada PipeLines Ltd., senior bond, 4.875%, 5/15/48	Canada	1,200,000	1,421,549
Valero Energy Corp.,
senior bond, 4.00%, 4/01/29	United States	500,000	539,884
senior note, 4.35%, 6/01/28	United States	1,500,000	1,654,146
			25,171,968
Pharmaceuticals 0.7%
Allergan Funding SCS, senior bond, 4.75%, 3/15/45	United States	1,400,000	1,527,264
AstraZeneca PLC, senior bond, 4.00%, 9/18/42	United Kingdom	1,300,000	1,430,639
[a]Takeda Pharmaceutical Co. Ltd., senior note, 144A, 2.45%, 1/18/22	Japan	3,100,000	3,118,634
			6,076,537
Real Estate Management & Development 0.5%
[b]China Overseas Finance Cayman VI Ltd., senior note, Reg S, 5.95%,
5/08/24	China	3,700,000	4,163,120
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	650,000	687,131
			4,850,251
Road & Rail 0.3%
Burlington Northern Santa Fe LLC, senior bond, 4.15%, 4/01/45	United States	1,700,000	1,932,969
CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	803,790
			2,736,759
Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products Inc.,
senior note, 3.375%, 3/15/23	United States	800,000	818,804
senior note, 3.45%, 6/15/27	United States	2,450,000	2,525,247
			3,344,051
Tobacco 0.3%
[a]BAT International Finance PLC, senior note , 144A, 3.95%, 6/15/25	United Kingdom	2,600,000	2,752,688
Trading Companies & Distributors 0.3%
Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	2,250,000	2,384,440

Total Corporate Bonds & Notes (Cost $214,577,838)			215,603,945

U.S. Government & Agency Securities 35.9%
U.S. Treasury Bond,

2.25%, 8/15/46	United States	22,850,000	22,271,609
2.25%, 8/15/49	United States	1,385,000	1,347,805
2.50%, 2/15/45	United States	6,500,000	6,650,566
2.50%, 5/15/46	United States	4,500,000	4,607,490
2.75%, 8/15/42	United States	4,740,000	5,075,133
2.75%, 11/15/42	United States	22,000,000	23,536,992
U.S. Treasury Note,
1.375%, 8/31/23	United States	125,140,000	123,991,309
1.50%, 3/31/23	United States	22,000,000	21,924,805
1.50%, 9/30/24	United States	10,050,000	9,968,147
1.50%, 10/31/24	United States	5,750,000	5,703,057
1.625%, 10/15/20	United States	39,700,000	39,698,449
1.625%, 8/15/29	United States	5,780,000	5,636,403
1.875%, 8/31/24	United States	27,900,000	28,146,850
1.875%, 6/30/26	United States	5,200,000	5,226,813

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

2.75%, 9/15/21	United States	27,000,000	27,523,125
Total U.S. Government & Agency Securities (Cost $334,353,956)			331,308,553
Municipal Bonds 4.1%
Alabama 0.5%
S E Alabama State Gas Supply District Gas Supply, Revenue, Libor-Project #2, Series, 1.99%, 6/01/49		5,000,000	5,010,100

California 1.5%
California State GO, Various Purpose, 3.00%, 10/01/37		4,500,000	4,710,870
Contra Costa Community College District GO, Refunding, 2.926%, 8/01/38		10,000,000	9,534,400
			14,245,270
New York 1.6%
MTA Revenue, Transportation, Green Bonds, Refunding, Series B, 5.00%, 11/15/52		7,255,000	8,580,996
Triborough Bridge and Tunnel Authority Revenue, MTA Bridges and Tunnels, Refunding, Series B, 3.427%,
11/15/44		6,000,000	5,876,460
			14,457,456
Texas 0.5%
Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A,
4.00%, 10/15/44		3,750,000	4,242,188

Total Municipals (Cost $38,577,320)			37,955,014
Mortgage-Backed Securities 27.4%
Fannie Mae 1.5%
Federal Home Loan Mortgage Corp.,
2.50%, 4/01/49	United States	925,243	915,338
2.50%, 6/01/49	United States	31,622	31,283
2.50%, 9/01/49	United States	166,958	165,171
2.50%, 11/01/49	United States	900,880	891,236
2.50%, 12/01/49	United States	401,603	397,304
3.00%, 5/01/49	United States	749,925	761,752
3.00%, 12/01/49	United States	2,850,788	2,893,713
4.00%, 3/01/49	United States	7,630,431	8,054,567
			14,110,364
Freddie Mac 23.5%
Federal National Mortgage Association,
2.50%, 12/01/34	United States	12,954,315	13,077,115
2.50%, 8/01/49	United States	555,657	553,357
2.50%, 11/01/49	United States	3,100,665	3,067,474
2.50%, 12/01/49	United States	1,443,585	1,428,132
3.00%, 9/01/49	United States	999,900	1,014,681
3.00%, 10/01/49	United States	33,013,851	33,507,295
3.00%, 11/01/49	United States	29,440,551	29,875,747
3.00%, 12/01/49	United States	25,111,369	25,482,569
3.50%, 8/01/49	United States	27,500,088	28,859,998
3.50%, 10/01/49	United States	29,500,942	30,371,916
4.00%, 10/01/49	United States	22,340,391	23,335,796
4.50%, 7/01/47	United States	15,386,522	16,570,960
4.50%, 5/01/48	United States	8,490,929	9,231,479
			216,376,519
Ginnie Mae 2.4%
Government National Mortgage Association,
3.50%, 10/20/49	United States	3,942,929	4,078,162
3.50%, 11/20/49	United States	8,132,814	8,428,198
3.50%, 12/20/49	United States	8,950,000	9,275,066
			21,781,426
Total Mortgage-Backed Securities (Cost $252,283,076)			252,268,309
Foreign Government and Agency Securities 2.8%
Colombia 0.4%
Government of Colombia,
senior bond, 4.375%, 7/12/21		1,900,000	1,962,719

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

senior bond, 5.00%, 6/15/45		1,850,000	2,155,130
			4,117,849
Indonesia 0.5%
Government of Indonesia,
[a] senior bond, 144A, 4.35%, 1/08/27		1,750,000	1,915,499
[a] senior note, 144A, 4.125%, 1/15/25		2,100,000	2,256,744
			4,172,243
Mexico 0.4%
Government of Mexico,
senior bond, 3.60%, 1/30/25		1,200,000	1,257,324
senior note, 4.15%, 3/28/27		2,700,000	2,897,100
			4,154,424
Panama 0.5%
[a]Panama Notas del Tesoro, senior note, 144A, 3.75%, 4/17/26		4,050,000	4,272,233
Supranational 0.5%
[a]The African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29		4,500,000	4,576,410
Uruguay 0.5%
Government of Uruguay, senior bond, 4.375%, 1/23/31		3,875,000	4,340,969

Total Foreign Government and Agency Securities (Cost $25,511,381)			25,634,128
Asset-Backed Securities 2.4%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	United States	6,500,000	6,649,321
Capital One Multi-Asset Execution Trust,
Series 2019-A1, Class A1, 2.84%, 12/15/24	United States	4,460,000	4,552,484
Series 2019-A2, Class A2, 1.72%, 8/15/24	United States	5,510,000	5,496,056
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, FRN,2.891% , 8/04/24	United States	2,000,000	2,007,644
Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.890%, 10/15/24	United States	3,220,000	3,217,937
Total Asset-Backed Securities (Cost $21,441,871)			21,923,442
Total Investments (Cost $886,745,442) 96.0%			884,693,391
Other Assets, less Liabilities 4.0%			36,878,469
Net Assets 100.0%			$921,571,860

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $55,705,439, representing 6.0% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $10,097,028, representing 1.1% of net assets.

At December 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Reciepts)	(Depreciation)
Contracts to Sell
Protection[a]
Spain Government
International Bond	1%	Quarterly	12/20/29	4,500,000	109,916	148,344	(38,428)
Spain Government
International Bond	1%	Quarterly	12/20/29	4,500,000	109,916	135,918	(26,002)
Total							$(64,430)

aThe fund enters contracts to sell protection to create a long credit position.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Interest Contracts
Ultra 10 Yr. U.S. Treasury Note		Long	76	$10,693,438	3/20/20	$(130,729)
U.S. Treasury 5 Yr. Note		Long	52	6,167,688	3/31/20	(19,566)
Total Futures Contracts						(150,295)
*As of period end.

Abbreviations

Selected Portfolio

FHLB	- Federal Home Loan Bank
FRN	- Floating Rate Note
GO	- General Obligation
MTA	- Metropolitan Transit Authority
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.5%
Communication Services 9.9%
[a] Alphabet Inc., A	709	$949,627
AT&T Inc.	24,782	968,481
[a] Charter Communications Inc., A	2,027	983,257
Comcast Corp., A	22,108	994,197
TELUS Corp.	25,177	975,105
The Walt Disney Co.	6,600	954,558
Verizon Communications Inc.	15,867	974,234
		6,799,459
Consumer Discretionary 9.9%
Dollar General Corp.	5,404	842,916
Lowe's Cos. Inc.	7,058	845,266
McDonald's Corp.	4,304	850,513
NIKE Inc., B	8,388	849,788
[a] O'Reilly Automotive Inc.	1,916	839,706
Ross Stores Inc.	7,366	857,550
The Home Depot Inc.	3,852	841,200
Tractor Supply Co.	9,240	863,386
		6,790,325
Consumer Staples 6.7%
Mondelez International Inc., A	16,813	926,060
PepsiCo Inc.	6,811	930,859
The Coca-Cola Co.	16,995	940,673
The Procter & Gamble Co.	7,394	923,511
Walmart Inc.	7,691	913,999
		4,635,102
Energy 4.0%
Chevron Corp.	4,579	551,815
Exxon Mobil Corp.	7,851	547,843
Kinder Morgan Inc.	26,594	562,995
Royal Dutch Shell Plc, A, ADR	9,409	554,943
Schlumberger Ltd.	13,991	562,438
		2,780,034
Financials 13.4%
Aflac Inc.	15,752	833,281
Arthur J. Gallagher & Co.	8,714	829,834
Chubb Ltd.	5,403	841,031
Intercontinental Exchange Inc.	8,929	826,379
JPMorgan Chase & Co.	6,076	846,995
S&P Global Inc.	3,028	826,795
The Progressive Corp.	11,739	849,786
The Travelers Cos. Inc.	6,115	837,449
Truist Financial Corp.	14,765	831,565
U.S. Bancorp	13,910	824,724
W. R. Berkley Corp.	12,143	839,081
		9,186,920
Health Care 13.7%
Abbott Laboratories	9,792	850,533
Baxter International Inc.	10,401	869,732
Becton Dickinson and Co.	3,191	867,856
Danaher Corp.	5,683	872,227
Johnson & Johnson	5,883	858,153
[a] Laboratory Corp. of America Holdings	5,057	855,493
Medtronic PLC	7,536	854,959
Merck & Co. Inc.	9,510	864,934
Pfizer Inc.	21,894	857,807
Quest Diagnostics Inc.	7,920	845,777

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

UnitedHealth Group Inc.	2,901	852,836
		9,450,307
Industrials 9.6%
General Dynamics Corp.	4,096	722,330
Honeywell International Inc.	4,147	734,019
Ingersoll-Rand PLC	5,481	728,534
Lockheed Martin Corp.	1,910	743,716
Raytheon Co.	3,387	744,259
Republic Services Inc.	8,212	736,041
Roper Technologies Inc.	2,078	736,090
United Technologies Corp.	4,921	736,969
Verisk Analytics Inc.	4,940	737,740
		6,619,698
Information Technology 22.5%
Accenture PLC, A	4,925	1,037,057
Amphenol Corp., A	9,587	1,037,601
Apple Inc.	3,663	1,075,640
Automatic Data Processing Inc.	6,080	1,036,640
Cisco Systems Inc.	21,436	1,028,071
[a] Fiserv Inc.	8,808	1,018,469
Global Payments Inc.	5,595	1,021,423
International Business Machines Corp.	7,626	1,022,189
Intuit Inc.	3,885	1,017,598
Mastercard Inc., A	3,448	1,029,538
Microsoft Corp.	6,591	1,039,401
Oracle Corp.	19,277	1,021,296
[a] Synopsys Inc.	7,357	1,024,094
Texas Instruments Inc.	8,119	1,041,587
Visa Inc., A	5,500	1,033,450
		15,484,054
Materials 2.8%
Air Products and Chemicals Inc.	2,744	644,813
Ecolab Inc.	3,317	640,148
Linde PLC	3,038	646,790
		1,931,751
Real Estate 3.8%
Alexandria Real Estate Equities Inc.	3,980	643,088
American Tower Corp.	2,836	651,769
Equity Residential	7,917	640,644
UDR Inc.	13,688	639,230
		2,574,731
Utilities 3.2%
Dominion Energy Inc.	6,607	547,192
DTE Energy Co.	4,167	541,168
Duke Energy Corp.	6,007	547,899
Xcel Energy Inc.	8,427	535,030
		2,171,289
Total Investments before Short Term Investments (Cost $62,568,113)		68,423,670
Short Term Investments 0.3%
U.S. Government & Agency Securities 0.3%
[b] FHLB	245,000	244,992
Total Short-Term Investments (Cost $244,992)		244,992
Total Investments (Cost $62,813,105) 99.8%		68,668,662

Other Assets, less Liabilities 0.2%		114,583
Net Assets 100.0%		$68,783,245

[a]Non-income producing.
[b]The security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 96.0%
Argentina 0.2%
Banco Macro SA, ADR	Banks	4,752	$172,260
Grupo Financiero Galicia SA, ADR	Banks	8,019	130,148
			302,408
Brazil 6.6%
Ambev SA	Beverages	372,900	1,730,689
BB Seguridade Participacoes SA	Insurance	184,800	1,731,911
Cielo SA	IT Services	237,600	494,373
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	59,400	894,241
Cosan SA	Oil, Gas & Consumable Fuels	19,800	342,428
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	42,900	541,756
[a,b] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	19,800	314,520
Hypera SA	Pharmaceuticals	49,500	439,172
IRB Brasil Resseguros SA	Insurance	105,650	1,022,962
Lojas Renner SA	Multiline Retail	99,000	1,382,855
Magazine Luiza SA	Multiline Retail	56,100	665,217
Petrobras Distribuidora SA	Specialty Retail	99,000	740,033
Porto Seguro SA	Insurance	9,900	154,405
Tim Participacoes SA	Wireless Telecommunication Services	112,200	437,063
Vale SA	Metals & Mining	165,000	2,186,218
			13,077,843
Chile 0.9%
Aguas Andinas SA, A	Water Utilities	485,958	206,158
	Independent Power and Renewable
Colbun SA	Electricity Producers	941,094	150,184
Compania Cervecerias Unidas SA	Beverages	25,608	250,989
Enel Americas SA	Electric Utilities	2,938,617	652,635
Enel Chile SA	Electric Utilities	4,940,298	463,184
			1,723,150
China 19.7%
Agricultural Bank of China Ltd., A	Banks	356,400	188,814
Agricultural Bank of China Ltd., H	Banks	4,158,000	1,830,378
Anhui Conch Cement Co. Ltd., A	Construction Materials	33,000	259,635
Anhui Conch Cement Co. Ltd., H	Construction Materials	228,000	1,662,055
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	198,000	1,772,440
Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	1,600	22,140
Bank of Beijing Co. Ltd., A	Banks	115,500	94,189
Bank of China Ltd., A	Banks	99,000	52,448
Bank of China Ltd., H	Banks	4,521,000	1,932,151
Bank of Communications Co. Ltd., A	Banks	254,100	205,392
Bank of Communications Co. Ltd., H	Banks	1,485,000	1,055,841
Bank of Hangzhou Co. Ltd.	Banks	29,700	39,059
Bank of Nanjing Co. Ltd., A	Banks	39,600	49,861
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	105,600	87,025
China Cinda Asset Management Co. Ltd., H	Capital Markets	1,287,000	292,357
China CITIC Bank Corp. Ltd., A	Banks	29,700	26,309
China CITIC Bank Corp. Ltd., H	Banks	1,815,000	1,087,817
China Conch Venture Holdings Ltd.	Machinery	264,000	1,151,980
China Construction Bank Corp., H	Banks	2,343,000	2,023,716
China Everbright Bank Co. Ltd., A	Banks	217,800	137,901
China Everbright Bank Co. Ltd., H	Banks	528,000	245,304
China Lesso Group Holdings Ltd.	Building Products	99,000	126,930
China Medical System Holdings Ltd.	Pharmaceuticals	231,000	332,634
China Minsheng Banking Corp. Ltd., A	Banks	217,800	197,314
China Minsheng Banking Corp. Ltd., H	Banks	1,204,500	910,509
China Mobile Ltd.	Wireless Telecommunication Services	239,500	2,013,302
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	132,000	96,842

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	3,102,000	1,867,140
China Resources Cement Holdings Ltd.	Construction Materials	363,000	462,147
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	29,700	77,820
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	660,000	1,378,988
China South Publishing & Media Group Co. Ltd., A	Media	9,900	16,971
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	1,584,000	652,563
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	122,100	322,204
China Zhongwang Holdings Ltd.	Metals & Mining	184,800	73,761
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	9,900	19,345
Chongqing Brewery Co. Ltd., A	Beverages	3,300	24,618
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	297,000	151,706
CNOOC Ltd.	Oil, Gas & Consumable Fuels	1,221,000	2,030,874
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	165,000	555,873
Dali Foods Group Co. Ltd.	Food Products	363,000	268,810
Daqin Railway Co. Ltd., A	Road & Rail	102,300	120,584
Dongfeng Motor Group Co. Ltd., H	Automobiles	594,000	558,795
[c] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	16,520	28,841
Focus Media Information Technology Co. Ltd.	Media	77,700	69,834
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	16,500	254,684
Fujian Sunner Development Co. Ltd.	Food Products	6,600	22,818
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	13,200	45,465
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	500	21,427
Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	13,200	124,284
Guangdong Investment Ltd.	Water Utilities	343,000	717,536
Guangzhou Automobile Group Co. Ltd., H	Automobiles	561,000	698,388
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	6,600	32,038
Hefei Meiya Optoelectronic Technology Inc.	Machinery	3,300	18,525
Heilan Home Co. Ltd., A - SHSC	Specialty Retail	6,600	7,277
Heilongjiang Agriculture Co. Ltd., A	Food Products	9,900	13,844
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	23,100	96,278
Hualan Biological Engineering Inc.	Biotechnology	6,600	33,307
Huaxin Cement Co. Ltd., A	Construction Materials	9,900	37,567
Huayu Automotive Systems Co. Ltd.	Auto Components	19,800	73,882
Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,300	11,456
Industrial and Commercial Bank of China Ltd., H	Banks	2,607,000	2,007,495
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
[c] Ltd., A	Chemicals	39,600	17,795
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	3,300	34,037
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	231,000	316,625
Kweichow Moutai Co. Ltd., A	Beverages	8,900	1,511,626
Lomon Billions Group Co. Ltd.	Chemicals	9,900	21,875
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	330,000	1,545,856
Luxi Chemical Group Co. Ltd.	Chemicals	6,600	9,959
Luzhou Laojiao Co. Ltd.	Beverages	9,900	123,204
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	52,800	23,272
[d] Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	264,000	107,066
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	29,700	14,711
Nexteer Automotive Group Ltd.	Auto Components	99,000	89,702
Ovctek China Inc., A	Health Care Equipment & Supplies	3,300	22,424
[c] Qudian Inc., ADR	Consumer Finance	13,233	62,327
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	26,400	37,259
SAIC Motor Corp. Ltd.	Automobiles	39,600	135,598
Sansteel Minguang Co. Ltd.	Metals & Mining	16,500	22,173
Sany Heavy Industry Co. Ltd., A	Machinery	39,600	96,937
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	59,400	76,668
Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	6,600	19,539
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	9,900	28,242
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	6,600	74,622
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	3,300	23,092
[c] Shanying International Holding Co. Ltd., A	Paper & Forest Products	23,100	12,503
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	66,000	94,700
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	3,300	97,742

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	2,000	52,231
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	6,600	18,895
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	118,800	1,736,610
Shui On Land Ltd.	Real Estate Management & Development	297,000	65,180
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	19,800	28,001
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	39,600	22,003
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	726,000	218,961
Sinotrans Ltd., H	Air Freight & Logistics	165,000	56,117
Toly Bread Co. Ltd., A	Food Products	3,300	20,108
[c] Topchoice Medical Investment Corp., A	Health Care Providers & Services	1,500	22,081
Wanhua Chemical Group Co. Ltd., A	Chemicals	16,500	133,063
Weichai Power Co. Ltd., A	Machinery	29,700	67,714
Weifu High-Technology Group Co. Ltd., A	Auto Components	6,600	18,051
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	16,500	63,795
Wuliangye Yibin Co. Ltd.	Beverages	16,500	315,092
Xinyu Iron & Steel Co. Ltd., A	Metals & Mining	19,800	14,583
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	132,000	118,586
Yealink Network Technology Corp. Ltd.	Communications Equipment	3,300	34,307
Yunda Holding Co. Ltd.	Air Freight & Logistics	6,600	31,554
Yuzhou Properties Co.	Real Estate Management & Development	198,000	109,015
Zhejiang Juhua Co. Ltd., A	Chemicals	13,200	13,797
Zhejiang NHU Co. Ltd.	Pharmaceuticals	9,900	33,061
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	9,900	14,029
Zhejiang Supor Co. Ltd.	Household Durables	3,300	36,377
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	9,900	18,719
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,300	20,918
			38,693,890
Colombia 0.3%
Ecopetrol SA	Oil, Gas & Consumable Fuels	589,017	595,030

Czech Republic 0.2%
Moneta Money Bank AS	Banks	95,865	359,909

Egypt 0.6%
Commercial International Bank Egypt SAE	Banks	164,802	852,453
Eastern Co. SAE	Tobacco	218,163	211,774
ElSewedy Electric Co.	Electrical Equipment	158,961	113,897
			1,178,124
Greece 0.3%
JUMBO SA	Specialty Retail	12,342	256,990
Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	8,679	200,883
OPAP SA	Hotels, Restaurants & Leisure	16,269	211,656
			669,529
Hong Kong 0.6%
Kingboard Laminates Holdings Ltd.	Chemicals	165,000	204,561
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	264,000	199,903
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	297,000	308,748
The Wharf Holdings Ltd.	Real Estate Management & Development	99,000	251,826
Yuexiu Property Co. Ltd.	Real Estate Management & Development	594,000	137,221
			1,102,259
Hungary 0.4%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	78,375	782,103

India 10.9%
Asian Paints Ltd.	Chemicals	22,374	559,506
[c] Avenue Supermarts Ltd.	Food & Staples Retailing	9,339	240,527
Bajaj Auto Ltd.	Automobiles	15,213	678,827
Berger Paints India Ltd.	Chemicals	17,523	126,565
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	133,089	916,526
Bharti Infratel Ltd.	Diversified Telecommunication Services	50,292	177,908

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Britannia Industries Ltd.	Food Products	8,811	373,755
Coal India Ltd.	Oil, Gas & Consumable Fuels	255,300	755,941
Colgate-Palmolive India Ltd.	Personal Products	7,227	148,118
Dabur India Ltd.	Personal Products	94,149	604,637
Eicher Motors Ltd.	Automobiles	2,475	780,704
GAIL India Ltd.	Gas Utilities	199,617	338,530
HCL Technologies Ltd.	IT Services	206,811	1,646,012
HDFC Asset Management Co. Ltd.	Capital Markets	4,686	210,061
HDFC Life Insurance Co. Ltd.	Insurance	41,184	361,220
Hero Motocorp Ltd.	Automobiles	14,586	499,233
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	139,491	516,900
Hindustan Unilever Ltd.	Household Products	64,944	1,749,657
[a] ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	14,157	275,055
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	338,832	595,986
Infosys Ltd.	IT Services	190,311	1,949,418
ITC Ltd.	Tobacco	534,237	1,779,090
Marico Ltd.	Personal Products	85,899	411,094
Nestle India Ltd.	Food Products	4,620	956,992
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	345,762	623,918
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	891	292,012
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	80,454	302,020
Pidilite Industries Ltd.	Chemicals	19,701	382,797
REC Ltd.	Diversified Financial Services	81,675	163,743
SBI Life Insurance Co. Ltd.	Insurance	29,469	397,004
Tata Consultancy Services Ltd.	IT Services	61,116	1,850,909
Tech Mahindra Ltd.	IT Services	81,741	872,973
			21,537,638
Indonesia 2.6%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	2,554,200	286,100
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	706,200	135,314
Charoen Pokphand Indonesia Tbk PT	Food Products	811,800	380,097
Gudang Garam Tbk PT	Tobacco	59,400	226,775
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	2,362,800	357,420
Indofood CBP Sukses Makmur Tbk PT	Food Products	290,400	233,240
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	6,504,300	1,860,045
Unilever Indonesia Tbk PT	Household Products	356,400	1,078,249
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	330,000	511,669
			5,068,909
Malaysia 1.6%
AirAsia Group Bhd	Airlines	270,600	112,461
British American Tobacco Malaysia Bhd.	Tobacco	39,600	145,989
Digi.com Bhd.	Wireless Telecommunication Services	683,100	744,805
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	240,900	322,731
Nestle (Malaysia) Bhd.	Food Products	16,500	592,959
Petronas Chemicals Group Bhd.	Chemicals	475,200	853,862
Petronas Gas Bhd.	Gas Utilities	72,600	294,979
Westports Holdings Bhd.	Transportation Infrastructure	155,100	159,631
			3,227,417
Mexico 2.2%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	426,624	661,714
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	68,046	809,569
Kimberly-Clark de Mexico SAB de CV, A	Household Products	283,569	563,114
Megacable Holdings SAB de CV	Media	47,619	195,277
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	27,357	280,379
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	660,198	1,893,122
			4,403,175
Pakistan 0.1%
MCB Bank Ltd.	Banks	69,300	91,708

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	155,100	142,536
			234,244
Philippines 0.3%
Globe Telecom Inc.	Wireless Telecommunication Services	6,105	243,501
Manila Electric Co.	Electric Utilities	42,900	268,522
			512,023
Poland 0.4%
Powszechny Zaklad Ubezpieczen SA	Insurance	69,960	739,445

Qatar 1.6%
Barwa Real Estate Co.	Real Estate Management & Development	293,205	285,072
Commercial Bank PSQC	Banks	742	958
Industries Qatar QSC	Industrial Conglomerates	351,549	992,563
Masraf Al Rayan QSC	Banks	412,731	448,892
Mesaieed Petrochemical Holding Co.	Chemicals	562,221	387,579
Qatar Electricity & Water Co. QSC	Multi-Utilities	92,796	410,076
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	64,317	404,521
Qatar International Islamic Bank QSC	Banks	56,826	151,078
			3,080,739
Russia 10.0%
Alrosa PJSC	Metals & Mining	737,583	1,001,316
Gazprom PJSC	Oil, Gas & Consumable Fuels	482,229	1,990,678
Inter RAO UES PJSC	Electric Utilities	8,613,627	699,228
LUKOIL PJSC	Oil, Gas & Consumable Fuels	19,635	1,950,183
Magnitogorsk Iron & Steel Works	Metals & Mining	488,367	329,844
MMC Norilsk Nickel PJSC	Metals & Mining	6,798	2,090,690
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	118,899	1,206,825
Moscow Exchange MICEX	Capital Markets	160,842	279,027
NLMK PJSC	Metals & Mining	310,200	717,776
[a] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	9,009	1,828,827
[a] PhosAgro PJSC, GDR, Reg S	Chemicals	11,748	149,200
[a] PhosAgro PJSC, GDR, Reg S	Chemicals	7,029	89,268
Polymetal International PLC	Metals & Mining	34,089	539,655
Polyus Gold OJSC	Metals & Mining	5,346	611,408
Rosneft PJSC	Oil, Gas & Consumable Fuels	226,710	1,641,433
Severstal PJSC	Metals & Mining	63,888	964,421
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	1,349,205	1,096,329
Tatneft PAO	Oil, Gas & Consumable Fuels	154,539	1,890,210
[a] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	15,576	535,281
			19,611,599
Saudi Arabia 2.4%
Advanced Petrochemical Co.	Chemicals	12,342	162,529
Al-Rajhi Bank	Banks	108,570	1,892,805
Bupa Arabia for Cooperative Insurance Co.	Insurance	2,574	70,263
Jarir Marketing Co.	Specialty Retail	8,019	353,996
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	5,346	146,501
Saudi Arabian Fertilizer Co.	Chemicals	19,437	401,559
Saudi Cement Co.	Construction Materials	7,425	138,750
Saudi Telecom Co.	Diversified Telecommunication Services	43,032	1,167,770
Yanbu National Petrochemical Co.	Chemicals	25,047	373,238
			4,707,411
South Africa 3.3%
AngloGold Ashanti Ltd.	Metals & Mining	33,297	753,638
Capitec Bank Holdings Ltd.	Banks	5,445	563,124
Clicks Group Ltd.	Food & Staples Retailing	43,428	796,881
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	56,463	529,521
Kumba Iron Ore Ltd.	Metals & Mining	16,467	491,119
Mr. Price Group Ltd.	Specialty Retail	58,278	760,592
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	28,215	128,913
RMB Holdings Ltd.	Diversified Financial Services	128,205	737,499
Telkom SA SOC Ltd.	Diversified Telecommunication Services	53,229	132,544

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Tiger Brands Ltd.	Food Products	28,017	422,174
Vodacom Group Ltd.	Wireless Telecommunication Services	122,463	1,009,760
Woolworths Holdings Ltd.	Multiline Retail	75,108	261,040
			6,586,805
South Korea 10.2%
BGF Retail Co. Ltd.	Food & Staples Retailing	990	145,103
BNK Financial Group Inc.	Banks	55,473	367,438
Daelim Industrial Co. Ltd.	Construction & Engineering	3,498	273,742
DB Insurance Co. Ltd.	Insurance	5,577	252,218
Hana Financial Group Inc.	Banks	60,885	1,942,718
Hanwha Life Insurance Co. Ltd.	Insurance	49,434	98,744
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	11,253	262,241
[c] Industrial Bank of Korea	Banks	54,249	553,537
Kangwon Land Inc.	Hotels, Restaurants & Leisure	19,569	500,880
[c] KB Financial Group Inc.	Banks	50,292	2,072,216
Kia Motors Corp.	Automobiles	29,370	1,125,073
Korea Zinc Co. Ltd.	Metals & Mining	990	363,829
[c] KT&G Corp.	Tobacco	22,077	1,790,672
Kumho Petrochemical Co. Ltd.	Chemicals	2,244	150,383
Lotte Chemical Corp.	Chemicals	3,201	620,022
NCsoft Corp.	Entertainment	2,310	1,080,643
[a] Orange Life Insurance Ltd., Reg S	Insurance	4,092	99,606
[c] PearlAbyss Corp.	Entertainment	759	121,550
S-1 Corp.	Commercial Services & Supplies	2,871	232,619
Samsung Card Co. Ltd.	Consumer Finance	3,465	115,655
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	36,183	1,745,870
[c] Shinhan Financial Group Co. Ltd.	Banks	50,490	1,892,638
	Semiconductors & Semiconductor
[c] SK Hynix Inc.	Equipment	26,187	2,130,829
SK Telecom Co. Ltd.	Wireless Telecommunication Services	4,014	826,090
Woongjin Coway Co. Ltd.	Household Durables	11,352	913,893
Woori Financial Group Inc.	Banks	44,088	442,233
			20,120,442
Taiwan 13.0%
Accton Technology Corp.	Communications Equipment	33,000	184,942
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	43,000	433,199
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	114,000	863,262
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	99,000	293,925
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	495,000	1,816,393
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	23,160	311,355
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	297,000	714,338
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	66,000	429,329
Formosa Chemicals & Fibre Corp.	Chemicals	561,000	1,637,505
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	215,000	699,286
Formosa Plastics Corp.	Chemicals	594,000	1,977,556
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	33,000	421,073
Highwealth Construction Corp.	Real Estate Management & Development	99,000	152,907
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	12,000	2,001,534
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	264,000	434,613
Nan Ya Plastics Corp.	Chemicals	792,000	1,923,395
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	264,000	734,483
Nien Made Enterprise Co. Ltd.	Household Durables	33,000	304,934
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	114,000	832,838

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	33,000	374,837
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	99,000	329,593
President Chain Store Corp.	Food & Staples Retailing	108,910	1,104,468
Ruentex Development Co. Ltd.	Real Estate Management & Development	33,000	49,758
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	33,000	80,912
Standard Foods Corp.	Food Products	66,000	153,237
Taiwan Business Bank	Banks	561,000	235,801
Taiwan Cement Corp.	Construction Materials	396,000	577,283
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	297,000	1,109,651
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	188,000	2,075,858
The Shanghai Commercial & Savings Bank Ltd.	Banks	362,999	629,681
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	165,000	436,485
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	54,000	430,530
	Electronic Equipment, Instruments &
Yageo Corp.	Components	59,000	860,093
Yuanta Financial Holding Co. Ltd.	Capital Markets	1,122,000	756,060
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	66,000	314,841
			25,685,955
Thailand 4.5%
Advanced Info Service PCL	Wireless Telecommunication Services	244,200	1,736,497
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	326,700	809,831
Bumrungrad Hospital PCL	Health Care Providers & Services	72,600	356,289
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	33,000	361,357
Home Product Center PCL, NVDR	Specialty Retail	445,500	237,967
Intouch Holdings PCL	Wireless Telecommunication Services	359,700	687,487
Land and Houses PCL, NVDR	Real Estate Management & Development	884,400	289,350
Osotspa PCL, NVDR	Beverages	66,000	89,238
PTT Global Chemical PCL, NVDR	Chemicals	389,400	741,002
PTT PCL	Oil, Gas & Consumable Fuels	1,267,200	1,861,430
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	85,800	196,929
Robinson PCL, NVDR	Multiline Retail	39,600	87,255
The Siam Cement PCL	Construction Materials	108,900	1,425,157
			8,879,789
Turkey 1.5%
BIM Birlesik Magazalar AS	Food & Staples Retailing	88,407	693,173
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	351,021	533,226
Ford Otomotiv Sanayi AS	Automobiles	16,335	194,477
TAV Havalimanlari Holding AS	Transportation Infrastructure	38,115	186,892
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	27,258	580,796
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	179,520	416,296
[c] Turkiye Is Bankasi AS, C	Banks	276,507	297,834
			2,902,694
United Arab Emirates 1.6%
Abu Dhabi Commercial Bank PJSC	Banks	309,045	666,359
Aldar Properties PJSC	Real Estate Management & Development	668,118	392,887
Dubai Islamic Bank PJSC	Banks	310,332	465,521
Emaar Malls Group PJSC	Real Estate Management & Development	209,979	104,614
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	330,825	1,473,476
			3,102,857
Total Common Stocks (Cost $168,547,328)			188,885,387
Preferred Stocks 3.5%
Brazil 2.7%
[e] Itau Unibanco Holding SA, 4.728%, pfd.	Banks	218,700	2,016,996

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[e] Itausa-Investimentos Itau SA, 5.096%, pfd.	Banks	577,500	2,022,765
[e] Telefonica Brasil SA, 4.959%, pfd.	Diversified Telecommunication Services	92,400	1,331,780
			5,371,541
Colombia 0.1%
[e] Grupo Aval Acciones y Valores SA, 3.973%, pfd.	Banks	291,093	129,513
Russia 0.6%
[e] Surgutneftegas PJSC, 20.196%, pfd.	Oil, Gas & Consumable Fuels	1,472,064	894,099
[e] Transneft PJSC, 6.057%, pfd.	Oil, Gas & Consumable Fuels	99	281,724
			1,175,823
South Korea 0.1%
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd. 2.339%, pfd.	Peripherals	6,696	262,872
Total Preferred Stocks (Cost $5,839,469)			6,939,749
Total Investments before Short Term Investments (Cost $174,386,797)			195,825,136
Short Term Investments 0.0%†
Investments from Cash Collateral Received for Loaned Securities 0.0%†
United States 0.0%†
[f,g] Institutional Fiduciary Trust Portfolio, 1.26%	Money Market Funds	89,100	89,100
Total Short-Term Investments (Cost $89,100)			89,100
Total Investments (Cost $174,475,897) 99.5%			195,914,236
Other Assets, less Liabilities 0.5%			940,012
Net Assets 100.0%			$196,854,248

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $4,837,613, representing 2.5% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $1,860,376, representing 0.9% of net assets.
cNon-income producing.
dA portion or all of the security is on loan at December 31, 2019 .
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index		Long	21	$1,176,210	3/20/20	$4,094
*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.4%
Australia 8.3%
Australian Stock Exchange Ltd.	Capital Markets	3,012	$166,017
Commonwealth Bank of Australia	Banks	8,764	492,236
Macquarie Group Ltd.	Capital Markets	5,124	496,524
National Australia Bank Ltd.	Banks	25,196	436,235
Westpac Banking Corp.	Banks	26,356	448,908
			2,039,920
Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	2,440	69,897
Canada 6.2%
Bank of Nova Scotia	Banks	8,264	467,449
Canadian Imperial Bank of Commerce	Banks	5,472	455,989
IGM Financial Inc.	Capital Markets	1,716	49,333
Royal Bank of Canada	Banks	5,796	459,255
TELUS Corp.	Diversified Telecommunication Services	2,256	87,474
			1,519,500
China 1.1%
China Vanke Co. Ltd., A	Real Estate Management & Development	6,000	27,721
China Vanke Co. Ltd., H	Real Estate Management & Development	21,200	90,467
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	30,000	140,532
			258,720
Denmark 0.3%
Tryg AS	Insurance	2,764	82,003
Finland 3.1%
Elisa OYJ	Diversified Telecommunication Services	2,192	121,180
Kone OYJ, B	Machinery	4,864	318,199
Nokian Renkaat OYJ	Auto Components	2,428	69,853
Orion OYJ	Pharmaceuticals	1,468	68,006
Sampo OYJ, A	Insurance	4,492	196,195
			773,433
Germany 2.8%
Allianz SE	Insurance	1,984	486,385
Hannover Rueck SE	Insurance	1,008	194,954
			681,339
Indonesia 0.8%
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	715,200	204,527

Japan 3.7%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,800	223,271
Lawson Inc.	Food & Staples Retailing	530	30,188
NTT DOCOMO Inc.	Wireless Telecommunication Services	17,200	480,825

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

ORIX Corp.	Diversified Financial Services	11,200	186,641
			920,925
Macau 1.2%
Sands China Ltd.	Hotels, Restaurants & Leisure	54,400	290,788
Malaysia 0.2%
Nestle (Malaysia) Bhd.	Food Products	1,600	57,499
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	22,596	44,871
New Zealand 0.3%
Spark New Zealand Ltd.	Diversified Telecommunication Services	25,940	75,777
Norway 0.6%
Telenor ASA	Diversified Telecommunication Services	8,292	148,575
Qatar 2.2%
Masraf Al Rayan QSC	Banks	26,968	29,331
Qatar Islamic Bank SAQ	Banks	14,332	60,343
Qatar National Bank SAQ	Banks	79,388	448,942
			538,616
Russia 1.0%
NLMK PJSC	Metals & Mining	14,796	34,236
Tatneft PAO	Oil, Gas & Consumable Fuels	17,748	217,081
			251,317
Singapore 1.8%
ComfortDelGro Corp. Ltd.	Road & Rail	34,400	60,887
SATS Ltd.	Transportation Infrastructure	12,000	45,157
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	113,600	284,708
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	4,000	48,191
			438,943
South Africa 2.7%
Absa Group Ltd.	Banks	8,184	87,379
FirstRand Ltd.	Diversified Financial Services	54,880	246,466
Mr. Price Group Ltd.	Specialty Retail	5,004	65,308
Rand Merchant Investment Holdings Ltd.	Insurance	13,232	29,183
RMB Holdings Ltd.	Diversified Financial Services	17,856	102,717
Sanlam Ltd.	Insurance	24,336	137,661
			668,714
South Korea 0.1%
Woongjin Coway Co. Ltd.	Household Durables	372	29,948
Spain 0.6%
Bankinter SA	Banks	5,700	41,793
Red Electrica Corp. SA	Electric Utilities	4,884	98,270
			140,063
Sweden 1.3%
Hennes & Mauritz AB, B	Specialty Retail	16,156	328,745
Switzerland 6.5%
Novartis AG	Pharmaceuticals	5,304	503,369
Roche Holding AG	Pharmaceuticals	1,592	516,227
SGS SA	Professional Services	81	221,749
UBS Group AG	Capital Markets	27,336	345,105
			1,586,450
Taiwan 2.8%
Chailease Holding Co. Ltd.	Diversified Financial Services	15,210	70,020
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	5,860	38,119

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	1,000	11,359
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	48,000	530,006
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	12,000	31,744
			681,248
Turkey 0.0%†
Ford Otomotiv Sanayi AS	Automobiles	517	6,155

United Kingdom 10.1%
Barratt Developments PLC	Household Durables	7,044	69,669
GlaxoSmithKline PLC	Pharmaceuticals	21,696	511,317
Kingfisher PLC	Specialty Retail	14,232	40,913
Legal & General Group PLC	Insurance	78,336	314,440
Marks & Spencer Group PLC	Multiline Retail	22,709	64,229
Next PLC	Multiline Retail	2,776	258,088
Schroders PLC	Capital Markets	924	40,811
Smiths Group PLC	Industrial Conglomerates	4,672	104,412
St. James's Place Capital PLC	Capital Markets	3,864	59,609
Taylor Wimpey PLC	Household Durables	41,680	106,787
Unilever NV	Personal Products	8,020	461,195
Unilever PLC	Personal Products	8,008	461,527
			2,492,997
United States 39.2%
Altria Group Inc.	Tobacco	10,172	507,685
Arthur J. Gallagher & Co.	Insurance	3,028	288,356
Cisco Systems Inc.	Communications Equipment	10,548	505,882
Cummins Inc.	Machinery	1,096	196,140
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	2,292	249,851
Emerson Electric Co.	Electrical Equipment	6,516	496,910
Garmin Ltd.	Household Durables	2,504	244,290
	Semiconductors & Semiconductor
Intel Corp.	Equipment	8,204	491,009
International Business Machines Corp.	IT Services	3,536	473,966
Johnson & Johnson	Pharmaceuticals	3,616	527,466
Kimberly-Clark Corp.	Household Products	3,576	491,879
Kohl's Corp.	Multiline Retail	1,176	59,917
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	5,964	411,755
Leggett & Platt Inc.	Household Durables	1,816	92,307
Lockheed Martin Corp.	Aerospace & Defense	1,216	473,486
LyondellBasell Industries NV, A	Chemicals	4,952	467,865
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	5,584	343,472
McDonald's Corp.	Hotels, Restaurants & Leisure	2,444	482,959
Merck & Co. Inc.	Pharmaceuticals	5,604	509,684
Paychex Inc.	IT Services	5,616	477,697
Philip Morris International Inc.	Tobacco	5,660	481,609
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	4,476	266,322
Tapestry Inc.	Textiles, Apparel & Luxury Goods	4,288	115,647
The Gap Inc.	Specialty Retail	3,404	60,183
The Procter & Gamble Co.	Household Products	3,932	491,107

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

United Parcel Service Inc., B	Air Freight & Logistics	3,820	447,169
			9,654,613
Total Common Stocks (Cost $22,908,895)			23,985,583
Preferred Stocks (Cost $359,690) 2.1%
Brazil 2.1%
[c] Itau Unibanco Holding SA, 4.728%, pfd.	Banks	56,000	516,469
Total Investments (Cost $23,268,585) 99.5%			24,502,052
Other Assets, less Liabilities 0.5%			111,776
Net Assets 100.0%			$24,613,828

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Fund's Board of Trustees. At December 31, 2019, the value of this security was $140,532, representing 0.6% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2019, the value of this security was $140,532, representing 0.6% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$56,620	3/20/20	$20
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 97.5%
Argentina 0.0%†
Banco Macro SA, ADR	Banks	63	$2,284
Grupo Financiero Galicia SA, ADR	Banks	81	1,314
			3,598
Australia 6.6%
AGL Energy Ltd.	Multi-Utilities	1,095	15,803
Alumina Ltd.	Metals & Mining	5,697	9,211
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	438	10,367
Aurizon Holdings Ltd.	Road & Rail	3,675	13,511
Australia & New Zealand Banking Group Ltd.	Banks	3,189	55,213
Australian Stock Exchange Ltd.	Capital Markets	204	11,244
Bendigo and Adelaide Bank Ltd.	Banks	660	4,537
BHP Group Ltd.	Metals & Mining	5,454	149,215
Bluescope Steel Ltd.	Metals & Mining	906	9,591
Boral Ltd.	Construction Materials	849	2,674
Brambles Ltd.	Commercial Services & Supplies	2,715	22,368
Cimic Group Ltd.	Construction & Engineering	174	4,053
Coca-Cola Amatil Ltd.	Beverages	951	7,394
Cochlear Ltd.	Health Care Equipment & Supplies	123	19,431
Coles Group Ltd.	Food & Staples Retailing	1,257	13,113
Commonwealth Bank of Australia	Banks	2,058	115,589
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	696	5,876
CSL Ltd.	Biotechnology	813	157,596
	Equity Real Estate Investment Trusts
Dexus	(REITs)	1,908	15,692
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	108	3,345
Fortescue Metals Group Ltd.	Metals & Mining	3,693	27,751
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	2,397	22,528
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	3,477	13,687
Harvey Norman Holdings Ltd.	Multiline Retail	1,401	4,008
Magellan Financial Group Ltd.	Capital Markets	141	5,645
Medibank Private Ltd.	Insurance	6,201	13,774
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	5,715	12,775
National Australia Bank Ltd.	Banks	4,542	78,639
Newcrest Mining Ltd.	Metals & Mining	672	14,290
Qantas Airways Ltd.	Airlines	774	3,868
REA Group Ltd.	Interactive Media & Services	96	6,991
Rio Tinto Ltd.	Metals & Mining	840	59,284
Rio Tinto PLC	Metals & Mining	2,202	131,357
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	7,332	19,740
Sonic Healthcare Ltd.	Health Care Providers & Services	687	13,884
South32 Ltd.	Metals & Mining	8,010	15,203
Telstra Corp. Ltd.	Diversified Telecommunication Services	8,157	20,298
Wesfarmers Ltd.	Multiline Retail	2,280	66,353
Westpac Banking Corp.	Banks	4,155	70,770
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	1,431	34,584
Woolworths Group Ltd.	Food & Staples Retailing	2,400	61,005
			1,342,257
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	225	12,648

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	108	5,635

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Proximus SADP	Diversified Telecommunication Services	315	9,023
			14,658
Brazil 0.7%
Ambev SA	Beverages	3,900	18,101
BB Seguridade Participacoes SA	Insurance	1,800	16,869
Cielo SA	IT Services	2,400	4,994
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	600	9,033
Cosan SA	Oil, Gas & Consumable Fuels	300	5,188
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	300	3,789
[a,b] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	300	4,765
Hypera SA	Pharmaceuticals	900	7,985
IRB Brasil Resseguros SA	Insurance	930	9,005
Localiza Rent a Car SA	Road & Rail	315	3,712
Lojas Renner SA	Multiline Retail	900	12,571
Petrobras Distribuidora SA	Specialty Retail	1,200	8,970
Tim Participacoes SA	Wireless Telecommunication Services	1,200	4,674
Vale SA	Metals & Mining	2,400	31,800
			141,456
Canada 2.7%
[c] Air Canada, B	Airlines	93	3,479
Algonquin Power & Utilities Corp.	Multi-Utilities	444	6,290
BCE Inc.	Diversified Telecommunication Services	285	13,222
	Equity Real Estate Investment Trusts
Canadian Apartment Properties REIT	(REITs)	72	2,943
Canadian Imperial Bank of Commerce	Banks	666	55,499
Canadian National Railway Co.	Road & Rail	1,137	102,999
[c] CGI Inc., A	IT Services	309	25,895
CI Financial Corp.	Capital Markets	438	7,333
Constellation Software Inc.	Software	36	35,012
Empire Co. Ltd., A	Food & Staples Retailing	204	4,792
	Equity Real Estate Investment Trusts
First Capital Real Estate Investment Trust	(REITs)	294	4,686
Franco-Nevada Corp.	Metals & Mining	162	16,752
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	357	10,569
Great-West Lifeco Inc.	Insurance	282	7,233
	Equity Real Estate Investment Trusts
H&R Real Estate Investment Trust	(REITs)	294	4,784
Husky Energy Inc.	Oil, Gas & Consumable Fuels	210	1,687
Hydro One Ltd.	Electric Utilities	399	7,717
IGM Financial Inc.	Capital Markets	90	2,587
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	606	10,533
Keyera Corp.	Oil, Gas & Consumable Fuels	180	4,722
Kirkland Lake Gold Ltd.	Metals & Mining	348	15,361
Magna International Inc.	Auto Components	639	35,085
Metro Inc., A	Food & Staples Retailing	429	17,729
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	384	14,252
Power Corp. of Canada	Insurance	426	10,989
Power Financial Corp.	Insurance	300	8,083
Quebecor Inc., B	Media	210	5,367
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	312	6,439
Rogers Communications Inc., B	Wireless Telecommunication Services	552	27,448
Saputo Inc.	Food Products	369	11,439
Shaw Communications Inc.	Media	357	7,254
	Equity Real Estate Investment Trusts
SmartCentres REIT	(REITs)	141	3,394
Teck Resources Ltd., B	Metals & Mining	750	13,025
TELUS Corp.	Diversified Telecommunication Services	336	13,028
Thomson Reuters Corp.	Professional Services	219	15,688
West Fraser Timber Co. Ltd.	Paper & Forest Products	87	3,843

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Wheaton Precious Metals Corp.	Metals & Mining	345	10,280
			547,438
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	4,518	1,917
	Independent Power and Renewable
Colbun SA	Electricity Producers	12,273	1,959
Compania Cervecerias Unidas SA	Beverages	267	2,617
Enel Americas SA	Electric Utilities	31,047	6,895
Enel Chile SA	Electric Utilities	49,335	4,625
			18,013
China 3.4%
Agricultural Bank of China Ltd., A	Banks	6,600	3,497
Agricultural Bank of China Ltd., H	Banks	48,000	21,130
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	2,360
Anhui Conch Cement Co. Ltd., H	Construction Materials	2,000	14,579
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,000	17,903
Bank of China Ltd., A	Banks	4,800	2,543
Bank of China Ltd., H	Banks	147,000	62,824
Bank of Communications Co. Ltd., A	Banks	3,000	2,425
Bank of Communications Co. Ltd., H	Banks	15,000	10,665
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	1,200	989
China Cinda Asset Management Co. Ltd., H	Capital Markets	15,000	3,407
China CITIC Bank Corp. Ltd., H	Banks	18,000	10,788
China Conch Venture Holdings Ltd.	Machinery	3,000	13,091
China Construction Bank Corp., H	Banks	114,000	98,465
China Everbright Bank Co. Ltd., A	Banks	1,800	1,140
China Everbright Bank Co. Ltd., H	Banks	6,000	2,788
China Medical System Holdings Ltd.	Pharmaceuticals	3,000	4,320
[c] China Minsheng Banking Corp. Ltd., A	Banks	1,800	1,631
China Minsheng Banking Corp. Ltd., H	Banks	12,000	9,071
China Mobile Ltd.	Wireless Telecommunication Services	11,000	92,469
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	3,600	2,641
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	36,000	21,669
China Resources Cement Holdings Ltd.	Construction Materials	4,000	5,093
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	300	786
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	7,500	15,670
China South Publishing & Media Group Co. Ltd., A	Media	300	514
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	18,000	7,416
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	1,500	3,958
China Zhongwang Holdings Ltd.	Metals & Mining	2,400	958
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	3,000	1,532
CNOOC Ltd.	Oil, Gas & Consumable Fuels	21,000	34,929
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	3,000	10,107
Dali Foods Group Co. Ltd.	Food Products	6,000	4,443
Daqin Railway Co. Ltd., A	Road & Rail	1,800	2,122
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	5,644
Focus Media Information Technology Co. Ltd.	Media	360	324
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	300	4,631
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,200	3,673
Guangdong Investment Ltd.	Water Utilities	6,000	12,552
Guangzhou Automobile Group Co. Ltd., H	Automobiles	6,000	7,469
Heilan Home Co. Ltd., A - SHSC	Specialty Retail	600	662
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	600	2,501
Huayu Automotive Systems Co. Ltd.	Auto Components	300	1,119
Industrial and Commercial Bank of China Ltd., H	Banks	75,000	57,753
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,741
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	1,500	4,755
Kweichow Moutai Co. Ltd., A	Beverages	100	16,985
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	3,000	2,272
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	3,000	14,053
Metallurgical Corp. of China Ltd.	Construction & Engineering	3,000	674

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Nexteer Automotive Group Ltd.	Auto Components	1,000	906
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	3,000	3,119
Postal Savings Bank of China Co. Ltd., H	Banks	6,000	4,081
[c] Qudian Inc., ADR	Consumer Finance	126	593
SAIC Motor Corp. Ltd.	Automobiles	600	2,055
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	600	774
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,200	17,542
Shui On Land Ltd.	Real Estate Management & Development	1,500	329
	Independent Power and Renewable
Sichuan Chuantou Energy Co. Ltd., A	Electricity Producers	600	849
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	6,000	2,410
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	1,800	1,000
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	3,619
Wanhua Chemical Group Co. Ltd., A	Chemicals	300	2,419
Weichai Power Co. Ltd., A	Machinery	300	684
Wens Foodstuffs Group Co. Ltd.	Food Products	300	1,447
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	300	1,160
Wuliangye Yibin Co. Ltd.	Beverages	300	5,729
Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	1,386
Yuzhou Properties Co.	Real Estate Management & Development	6,000	3,303
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	300	425
			679,561
Colombia 0.0%†
Ecopetrol SA	Oil, Gas & Consumable Fuels	8,049	8,131

Czech Republic 0.0%†
Moneta Money Bank AS	Banks	546	2,050

Denmark 1.2%
Coloplast AS, B	Health Care Equipment & Supplies	267	33,145
Novo Nordisk AS, B	Pharmaceuticals	3,360	195,155
Pandora AS	Household Durables	267	11,623
Tryg AS	Insurance	123	3,649
			243,572
Egypt 0.1%
Commercial International Bank Egypt SAE	Banks	1,689	8,736
Eastern Co. SAE	Tobacco	2,439	2,368
ElSewedy Electric Co.	Electrical Equipment	1,983	1,421
			12,525
Finland 0.2%
Elisa OYJ	Diversified Telecommunication Services	267	14,761
Nokian Renkaat OYJ	Auto Components	234	6,732
Orion OYJ	Pharmaceuticals	198	9,172
			30,665
France 0.8%
Cie Generale des Etablissements Michelin SCA	Auto Components	261	31,963
	Equity Real Estate Investment Trusts
Covivio	(REITs)	66	7,497
Hermes International	Textiles, Apparel & Luxury Goods	54	40,382
Peugeot SA	Automobiles	1,080	25,822
Renault SA	Automobiles	231	10,937
Societe Generale SA	Banks	1,128	39,271
			155,872
Germany 0.5%
Adidas AG	Textiles, Apparel & Luxury Goods	141	45,867
Aroundtown SA	Real Estate Management & Development	1,416	12,690
Covestro AG	Chemicals	348	16,192
Deutsche Lufthansa AG	Airlines	405	7,460

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

TUI AG	Hotels, Restaurants & Leisure	714	9,022
			91,231
Greece 0.0%†
JUMBO SA	Specialty Retail	159	3,311
Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	102	2,361
OPAP SA	Hotels, Restaurants & Leisure	195	2,537
			8,209
Hong Kong 0.3%
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	6,000	8,455
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	300	16,680
Kerry Properties Ltd.	Real Estate Management & Development	1,500	4,764
Kingboard Laminates Holdings Ltd.	Chemicals	1,500	1,860
NWS Holdings Ltd.	Industrial Conglomerates	3,000	4,204
Power Assets Holdings Ltd.	Electric Utilities	1,500	10,973
Sino Land Co. Ltd.	Real Estate Management & Development	2,000	2,906
Vitasoy International Holdings Ltd.	Food Products	900	3,263
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,428
			57,533
Hungary 0.0%†
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	789	7,873

India 0.3%
Infosys Ltd., ADR	IT Services	5,469	56,440

Indonesia 0.3%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	24,600	2,755
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	6,600	1,265
Charoen Pokphand Indonesia Tbk PT	Food Products	8,400	3,933
Gudang Garam Tbk PT	Tobacco	600	2,291
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	24,900	3,767
Indofood CBP Sukses Makmur Tbk PT	Food Products	4,200	3,373
Kalbe Farma Tbk PT	Pharmaceuticals	18,000	2,100
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	93,300	26,681
Unilever Indonesia Tbk PT	Household Products	3,600	10,891
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,000	4,652
			61,708
Ireland 0.0%†
AIB Group PLC	Banks	912	3,180

Israel 0.2%
Azrieli Group Ltd.	Real Estate Management & Development	48	3,509
[c] Check Point Software Technologies Ltd.	Software	210	23,302
Israel Chemicals Ltd.	Chemicals	822	3,867
			30,678
Italy 1.1%
Assicurazioni Generali SpA	Insurance	1,239	25,583
Enel SpA	Electric Utilities	10,344	82,114
Ferrari NV	Automobiles	96	15,938
Intesa Sanpaolo SpA	Banks	22,167	58,436
Moncler SpA	Textiles, Apparel & Luxury Goods	315	14,168
[b] Poste Italiane SpA, Reg S	Insurance	864	9,815
Recordati SpA	Pharmaceuticals	144	6,073
Snam SpA	Gas Utilities	2,544	13,382
			225,509
Japan 4.8%
ABC-Mart Inc.	Specialty Retail	75	5,135
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	300	17,005
Astellas Pharm Inc.	Pharmaceuticals	3,300	56,784
Bandai Namco Holdings Inc.	Leisure Products	300	18,305

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Bridgestone Corp.	Auto Components	1,000	37,451
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,500	41,222
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	150	18,606
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	600	18,716
Hoya Corp.	Health Care Equipment & Supplies	700	67,311
Iida Group Holdings Co. Ltd.	Household Durables	300	5,297
ITOCHU Corp.	Trading Companies & Distributors	2,400	55,972
Japan Airlines Co. Ltd.	Airlines	300	9,378
Japan Post Bank Co. Ltd.	Banks	600	5,797
Japan Tobacco Inc.	Tobacco	2,100	47,005
Kakaku.com Inc.	Interactive Media & Services	300	7,710
KAO Corp.	Personal Products	730	60,623
KDDI Corp.	Wireless Telecommunication Services	3,600	107,760
Marubeni Corp.	Trading Companies & Distributors	2,400	17,901
Mitsubishi Chemical Holdings Corp.	Chemicals	1,800	13,540
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	4,621
[c] Nexon Co. Ltd.	Entertainment	600	8,006
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	1	7,315
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,400	60,886
NTT DOCOMO Inc.	Wireless Telecommunication Services	3,000	83,865
Obayashi Corp.	Construction & Engineering	600	6,719
Oracle Corp. Japan	Software	75	6,867
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	150	20,538
Sekisui House Ltd.	Household Durables	900	19,325
Shionogi & Co. Ltd.	Pharmaceuticals	300	18,681
Showa Denko K.K.	Chemicals	100	2,668
Softbank Corp.	Wireless Telecommunication Services	1,500	20,145
Subaru Corp.	Automobiles	1,200	29,963
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	270	59,441
Tosoh Corp.	Chemicals	600	9,358
Zozo Inc.	Internet & Direct Marketing Retail	300	5,761
			975,677
Macau 0.3%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	3,000	22,100
Sands China Ltd.	Hotels, Restaurants & Leisure	4,800	25,658
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,400	5,914
			53,672
Malaysia 0.2%
AirAsia Group Bhd	Airlines	3,300	1,372
British American Tobacco Malaysia Bhd.	Tobacco	300	1,106
Digi.com Bhd.	Wireless Telecommunication Services	6,600	7,196
Fraser & Neave Holdings Bhd.	Beverages	300	2,555
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,100	2,813
Nestle (Malaysia) Bhd.	Food Products	200	7,187
Petronas Chemicals Group Bhd.	Chemicals	4,500	8,086
Petronas Gas Bhd.	Gas Utilities	1,200	4,876
Westports Holdings Bhd.	Transportation Infrastructure	1,800	1,853
			37,044
Mexico 0.3%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	5,598	8,683
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	654	7,781
Kimberly-Clark de Mexico SAB de CV, A	Household Products	2,970	5,898
Megacable Holdings SAB de CV	Media	435	1,784
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	255	2,613

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	9,261	26,556
			53,315
Netherlands 0.2%
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,929	48,275

New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,077	16,131
Mercury NZ Ltd.	Electric Utilities	576	1,962
	Independent Power and Renewable
Meridian Energy Ltd.	Electricity Producers	1,476	4,979
Spark New Zealand Ltd.	Diversified Telecommunication Services	4,293	12,541
			35,613
Norway 0.3%
Equinor ASA	Oil, Gas & Consumable Fuels	834	16,656
Mowi ASA	Food Products	819	21,269
Orkla ASA	Food Products	735	7,441
Telenor ASA	Diversified Telecommunication Services	1,254	22,469
			67,835
Pakistan 0.0%†
MCB Bank Ltd.	Banks	900	1,191
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,100	1,930
			3,121
Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	60	2,393
Manila Electric Co.	Electric Utilities	540	3,380
			5,773
Poland 0.0%†
Powszechny Zaklad Ubezpieczen SA	Insurance	705	7,452

Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	426	7,013

Qatar 0.2%
Barwa Real Estate Co.	Real Estate Management & Development	3,402	3,307
Industries Qatar QSC	Industrial Conglomerates	3,444	9,724
Masraf Al Rayan QSC	Banks	3,249	3,534
Mesaieed Petrochemical Holding Co.	Chemicals	5,895	4,064
Qatar Electricity & Water Co. QSC	Multi-Utilities	942	4,163
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	741	4,660
Qatar International Islamic Bank QSC	Banks	654	1,739
			31,191
Russia 2.1%
Alrosa PJSC	Metals & Mining	6,687	9,078
Evraz PLC	Metals & Mining	999	5,347
Gazprom PJSC	Oil, Gas & Consumable Fuels	24,540	101,303
Inter RAO UES PJSC	Electric Utilities	82,320	6,682
LUKOIL PJSC	Oil, Gas & Consumable Fuels	969	96,243
Magnitogorsk Iron & Steel Works	Metals & Mining	4,797	3,240
MMC Norilsk Nickel PJSC	Metals & Mining	168	51,668
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,086	11,023
Moscow Exchange MICEX	Capital Markets	828	1,436
NLMK PJSC	Metals & Mining	2,964	6,858
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	171	34,713
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	153	1,943
Polymetal International PLC	Metals & Mining	321	5,082
Polyus Gold OJSC	Metals & Mining	48	5,490
Rosneft PJSC	Oil, Gas & Consumable Fuels	2,127	15,400
Severstal PJSC	Metals & Mining	612	9,238
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	15,975	12,981
Tatneft PAO	Oil, Gas & Consumable Fuels	3,819	46,711

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[b] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	147	5,052
			429,488
Saudi Arabia 0.3%
Advanced Petrochemical Co.	Chemicals	156	2,054
Al-Rajhi Bank	Banks	1,062	18,515
Bupa Arabia for Cooperative Insurance Co.	Insurance	33	901
Commercial Bank PSQC	Banks	2	3
[c] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	336	985
Jarir Marketing Co.	Specialty Retail	99	4,370
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	90	2,466
Saudi Arabian Fertilizer Co.	Chemicals	210	4,339
Saudi Cement Co.	Construction Materials	84	1,570
Saudi Telecom Co.	Diversified Telecommunication Services	447	12,130
Yanbu National Petrochemical Co.	Chemicals	270	4,024
			51,357
Singapore 0.4%
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	3,900	7,135
ComfortDelGro Corp. Ltd.	Road & Rail	3,900	6,903
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	1,800	3,199
SATS Ltd.	Transportation Infrastructure	1,200	4,516
Singapore Exchange Ltd.	Capital Markets	2,100	13,837
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,700	7,911
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	14,700	36,842
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	300	3,614
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	4,200	3,498
			87,455
South Africa 0.3%
AngloGold Ashanti Ltd.	Metals & Mining	357	8,080
Capitec Bank Holdings Ltd.	Banks	57	5,895
Clicks Group Ltd.	Food & Staples Retailing	393	7,211
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	552	5,177
Kumba Iron Ore Ltd.	Metals & Mining	168	5,011
Mr. Price Group Ltd.	Specialty Retail	543	7,087
RMB Holdings Ltd.	Diversified Financial Services	1,182	6,799
Telkom SA SOC Ltd.	Diversified Telecommunication Services	534	1,330
Tiger Brands Ltd.	Food Products	267	4,023
Vodacom Group Ltd.	Wireless Telecommunication Services	1,173	9,672
			60,285
South Korea 2.3%
[c] BGF Retail Co. Ltd.	Food & Staples Retailing	12	1,759
[c] BNK Financial Group Inc.	Banks	360	2,385
[c] Daelim Industrial Co. Ltd.	Construction & Engineering	36	2,817
[c] DB Insurance Co. Ltd.	Insurance	78	3,528
Hana Financial Group, Inc.	Banks	561	17,900
[c] Hankook Tire & Technology Co. Ltd.	Auto Components	117	3,394
[c] HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	15	333
[c] Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	102	2,377
[c] Industrial Bank of Korea	Banks	483	4,928
[c] Kangwon Land Inc.	Hotels, Restaurants & Leisure	204	5,222
[c] KB Financial Group Inc.	Banks	693	28,554
[c] Kia Motors Corp.	Automobiles	300	11,492
[c] Korea Zinc Co. Ltd.	Metals & Mining	15	5,513
[c] KT&G Corp.	Tobacco	228	18,493
[c] Kumho Petrochemical Co. Ltd.	Chemicals	30	2,010
[c] LG Corp.	Industrial Conglomerates	159	10,147
[c] LG Uplus Corp.	Diversified Telecommunication Services	153	1,879
[c] Lotte Chemical Corp.	Chemicals	30	5,811
[c] NCsoft Corp.	Entertainment	24	11,227
[b] Orange Life Insurance Ltd., Reg S	Insurance	60	1,461

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[c] PearlAbyss Corp.	Entertainment	9	1,441
[c] S-1 Corp.	Commercial Services & Supplies	39	3,160
[c] Samsung Card Co. Ltd.	Consumer Finance	30	1,001
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,723	179,639
[c] Shinhan Financial Group Co. Ltd.	Banks	552	20,692
	Semiconductors & Semiconductor
[c] SK Hynix Inc.	Equipment	1,266	103,014
SK Telecom Co. Ltd.	Wireless Telecommunication Services	39	8,026
Woongjin Coway Co. Ltd.	Household Durables	111	8,936
Woori Financial Group Inc.	Banks	432	4,333
			471,472
Spain 1.2%
Aena SME SA	Transportation Infrastructure	84	16,076
Banco de Sabadell SA	Banks	7,829	9,140
Enagas SA	Gas Utilities	339	8,653
Endesa SA	Electric Utilities	624	16,663
Iberdrola SA	Electric Utilities	7,242	74,626
Industria de Diseno Textil SA	Specialty Retail	1,992	70,323
Red Electrica Corp. SA	Electric Utilities	660	13,280
Repsol SA	Oil, Gas & Consumable Fuels	2,088	32,649
[c] Repsol SA, rts, 1/7/20	Oil, Gas & Consumable Fuels	2,088	991
			242,401
Sweden 0.4%
Boliden AB	Metals & Mining	432	11,468
Hennes & Mauritz AB, B	Specialty Retail	1,539	31,316
ICA Gruppen AB	Food & Staples Retailing	66	3,082
Skanska AB, B	Construction & Engineering	234	5,292
Swedbank AB, A	Banks	660	9,832
Telia Co. AB	Diversified Telecommunication Services	3,822	16,434
			77,424
Switzerland 2.5%
EMS-Chemie Holding AG	Chemicals	15	9,859
Geberit AG	Building Products	45	25,243
Nestle SA	Food Products	1,830	198,015
Partners Group Holding AG	Capital Markets	36	32,990
Roche Holding AG	Pharmaceuticals	645	209,150
Swisscom AG	Diversified Telecommunication Services	42	22,233
			497,490
Taiwan 2.3%
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	500	5,037
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	1,000	7,572
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,015	5,982
China Development Financial Holding Corp.	Insurance	18,000	5,842
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	6,000	22,017
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,216
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	825	5,367
Formosa Chemicals & Fibre Corp.	Chemicals	6,000	17,513
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	9,758
Formosa Plastics Corp.	Chemicals	6,000	19,975
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	180	30,023
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	3,000	4,939
Nan Ya Plastics Corp.	Chemicals	9,000	21,857
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	3,000	8,346
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	1,000	7,306

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	1,000	3,329
President Chain Store Corp.	Food & Staples Retailing	1,500	15,212
Taiwan Business Bank	Banks	6,300	2,648
Taiwan Cement Corp.	Construction Materials	3,000	4,373
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	11,209
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	20,000	220,836
The Shanghai Commercial & Savings Bank Ltd.	Banks	3,243	5,626
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	3,000	7,936
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	3,000	3,913
	Electronic Equipment, Instruments &
Yageo Corp.	Components	600	8,747
Yuanta Financial Holding Co. Ltd.	Capital Markets	12,000	8,086
			470,665
Thailand 0.5%
Advanced Info Service PCL	Wireless Telecommunication Services	2,100	14,933
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	6,600	16,360
Bumrungrad Hospital PCL	Health Care Providers & Services	600	2,945
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	300	3,285
Home Product Center PCL, NVDR	Specialty Retail	9,000	4,807
Intouch Holdings PCL	Wireless Telecommunication Services	3,900	7,454
Land and Houses PCL, NVDR	Real Estate Management & Development	9,300	3,043
Osotspa PCL, NVDR	Beverages	900	1,217
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,800	7,481
PTT Global Chemical PCL, NVDR	Chemicals	3,600	6,851
PTT PCL	Oil, Gas & Consumable Fuels	16,500	24,237
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	900	2,066
Robinson PCL, NVDR	Multiline Retail	434	956
The Siam Cement PCL	Construction Materials	1,200	15,704
			111,339
Turkey 0.2%
BIM Birlesik Magazalar AS	Food & Staples Retailing	858	6,727
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,552	5,396
Ford Otomotiv Sanayi AS	Automobiles	195	2,322
Haci Omer Sabanci Holding AS	Diversified Financial Services	1,107	1,775
TAV Havalimanlari Holding AS	Transportation Infrastructure	423	2,074
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	267	5,689
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,935	4,487
[c] Turkiye Garanti Bankasi AS	Banks	2,973	5,565
[c] Turkiye Is Bankasi AS, C	Banks	1,893	2,039
			36,074
United Arab Emirates 0.1%
Abu Dhabi Commercial Bank PJSC	Banks	3,420	7,374
Aldar Properties PJSC	Real Estate Management & Development	6,603	3,883
Dubai Islamic Bank PJSC	Banks	2,499	3,749
Emaar Malls Group PJSC	Real Estate Management & Development	2,607	1,299
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	3,177	14,150
			30,455
United Kingdom 7.3%
Admiral Group PLC	Insurance	420	12,847
Anglo American PLC	Metals & Mining	1,680	48,362
Auto Trader Group PLC	Interactive Media & Services	1,521	11,981
Barratt Developments PLC	Household Durables	2,250	22,254
BHP Group PLC	Metals & Mining	3,267	76,899
British American Tobacco PLC	Tobacco	1,848	79,112
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,494	12,643

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

BT Group PLC	Diversified Telecommunication Services	15,894	40,519
Burberry Group PLC	Textiles, Apparel & Luxury Goods	738	21,557
Centrica PLC	Multi-Utilities	6,228	7,368
Compass Group PLC	Hotels, Restaurants & Leisure	2,676	67,001
Direct Line Insurance Group PLC	Insurance	2,544	10,532
easyJet PLC	Airlines	192	3,623
Ferguson PLC	Trading Companies & Distributors	174	15,790
GlaxoSmithKline PLC	Pharmaceuticals	8,766	206,591
Hargreaves Lansdown PLC	Capital Markets	546	13,996
Imperial Brands PLC	Tobacco	2,019	49,990
Intertek Group PLC	Professional Services	243	18,838
ITV PLC	Media	7,722	15,447
Kingfisher PLC	Specialty Retail	3,210	9,228
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,047	13,731
[c] M&G PLC	Diversified Financial Services	2,130	6,693
Marks & Spencer Group PLC	Multiline Retail	3,044	8,609
Micro Focus International PLC	Software	309	4,355
Mondi PLC	Paper & Forest Products	768	18,034
Next PLC	Multiline Retail	306	28,449
Persimmon PLC	Household Durables	816	29,133
RELX PLC	Professional Services	3,570	90,118
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	3,561	105,435
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,979	88,380
Smith & Nephew PLC	Health Care Equipment & Supplies	714	17,333
SSE PLC	Electric Utilities	1,596	30,414
Taylor Wimpey PLC	Household Durables	7,782	19,938
The Berkeley Group Holdings PLC	Household Durables	237	15,256
Unilever NV	Personal Products	2,445	140,601
Unilever PLC	Personal Products	1,896	109,273
			1,470,330
United States 52.4%
AbbVie Inc.	Biotechnology	1,824	161,497
Accenture PLC, A	IT Services	993	209,096
Air Products and Chemicals Inc.	Chemicals	264	62,037
Altria Group Inc.	Tobacco	3,858	192,553
[c] Amcor PLC	Containers & Packaging	2,478	26,862
American Electric Power Co. Inc.	Electric Utilities	765	72,300
	Equity Real Estate Investment Trusts
American Tower Corp.	(REITs)	546	125,482
Amgen Inc.	Biotechnology	879	211,901
	Technology Hardware, Storage &
Apple Inc.	Peripherals	732	214,952
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,650	100,716
AT&T Inc.	Diversified Telecommunication Services	4,935	192,860
Best Buy Co. Inc.	Specialty Retail	438	38,456
[c] Biogen Inc.	Biotechnology	372	110,384
[c] Booking Holdings Inc.	Internet & Direct Marketing Retail	36	73,934
BorgWarner Inc.	Auto Components	204	8,850
Bristol-Myers Squibb Co.	Pharmaceuticals	2,970	190,644
	Semiconductors & Semiconductor
Broadcom Inc.	Equipment	468	147,897
Broadridge Financial Solutions Inc.	IT Services	183	22,608
[c] Burlington Stores Inc.	Specialty Retail	99	22,575
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	219	17,126
Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels	531	9,245
[c] Cadence Design Systems Inc.	Software	348	24,137
Campbell Soup Co.	Food Products	288	14,233
[c] Capri Holdings Ltd.	Textiles, Apparel & Luxury Goods	255	9,728
Carnival Corp.	Hotels, Restaurants & Leisure	678	34,463
Celanese Corp.	Chemicals	153	18,837
Church & Dwight Co. Inc.	Household Products	279	19,625

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Cisco Systems Inc.	Communications Equipment	4,290	205,748
Citrix Systems Inc.	Software	177	19,629
Clorox Co.	Household Products	267	40,995
Cognizant Technology Solutions Corp., A	IT Services	849	52,655
[c] Copart Inc.	Commercial Services & Supplies	345	31,374
Cummins Inc.	Machinery	267	47,782
D.R. Horton Inc.	Household Durables	438	23,105
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	225	24,527
Delta Air Lines Inc.	Airlines	285	16,667
Dollar General Corp.	Multiline Retail	447	69,723
Dominion Energy Inc.	Multi-Utilities	891	73,793
[c] Dow Inc.	Chemicals	825	45,152
Eli Lilly & Co.	Pharmaceuticals	1,557	204,637
	Equity Real Estate Investment Trusts
Equity Lifestyle Properties Inc.	(REITs)	201	14,148
Erie Indemnity Co., A	Insurance	33	5,478
Estee Lauder Cos. Inc., A	Personal Products	366	75,594
Expeditors International of Washington Inc.	Air Freight & Logistics	288	22,470
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	168	17,744
[c] F5 Networks Inc.	Communications Equipment	108	15,082
[c] Facebook Inc., A	Interactive Media & Services	990	203,198
FactSet Research Systems Inc.	Capital Markets	48	12,878
Fastenal Co.	Trading Companies & Distributors	1,029	38,022
Fox Corp., A	Media	285	10,565
[c] Fox Corp., B	Media	288	10,483
Garmin Ltd.	Household Durables	249	24,292
General Mills Inc.	Food Products	969	51,900
General Motors Co.	Automobiles	2,250	82,350
Gilead Sciences Inc.	Biotechnology	2,244	145,815
Hanesbrands Inc.	Textiles, Apparel & Luxury Goods	513	7,618
	Equity Real Estate Investment Trusts
Healthpeak Properties Inc.	(REITs)	561	19,338
HollyFrontier Corp.	Oil, Gas & Consumable Fuels	258	13,083
Hormel Foods Corp.	Food Products	531	23,953
[c] IDEXX Laboratories Inc.	Health Care Equipment & Supplies	66	17,235
Illinois Tool Works Inc.	Machinery	405	72,750
Ingredion Inc.	Food Products	102	9,481
	Semiconductors & Semiconductor
Intel Corp.	Equipment	3,324	198,941
International Business Machines Corp.	IT Services	1,443	193,420
Intuit Inc.	Software	495	129,655
Invesco Ltd.	Capital Markets	243	4,369
J.B. Hunt Transport Services Inc.	Road & Rail	132	15,415
Jack Henry & Associates Inc.	IT Services	126	18,354
[c] Jazz Pharmaceuticals PLC	Pharmaceuticals	45	6,718
Johnson & Johnson	Pharmaceuticals	1,467	213,991
Kellogg Co.	Food Products	339	23,445
Kimberly-Clark Corp.	Household Products	582	80,054
	Equity Real Estate Investment Trusts
Kimco Realty Corp.	(REITs)	537	11,121
	Semiconductors & Semiconductor
KLA Corp.	Equipment	285	50,778
Kohl's Corp.	Multiline Retail	312	15,896
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	231	67,544
Lamb Weston Holdings Inc.	Food Products	132	11,356
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	606	41,838
Lear Corp.	Auto Components	108	14,818
Leggett & Platt Inc.	Household Durables	204	10,369
Lockheed Martin Corp.	Aerospace & Defense	459	178,725
Lowe's Cos. Inc.	Specialty Retail	1,305	156,287
[c] Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	186	43,091
LyondellBasell Industries NV, A	Chemicals	648	61,223

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

MarketAxess Holdings Inc.	Capital Markets	54	20,472
Mastercard Inc., A	IT Services	690	206,027
[c] Match Group Inc.	Interactive Media & Services	42	3,449
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	471	28,971
	Equity Real Estate Investment Trusts
Medical Properties Trust Inc.	(REITs)	423	8,930
Merck & Co. Inc.	Pharmaceuticals	2,277	207,093
[c] Mettler-Toledo International Inc.	Life Sciences Tools & Services	27	21,419
Microsoft Corp.	Software	1,323	208,637
[c] Monster Beverage Corp.	Beverages	486	30,885
Moody's Corp.	Capital Markets	222	52,705
	Technology Hardware, Storage &
NetApp Inc.	Peripherals	288	17,928
NIKE Inc., B	Textiles, Apparel & Luxury Goods	2,028	205,457
Nordstrom Inc.	Multiline Retail	195	7,981
Nucor Corp.	Metals & Mining	378	21,274
[c] NVR Inc.	Household Durables	7	26,659
[c] O'Reilly Automotive Inc.	Specialty Retail	147	64,424
Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	912	37,584
OGE Energy Corp.	Electric Utilities	237	10,539
Old Dominion Freight Line Inc.	Road & Rail	108	20,496
Omnicom Group Inc.	Media	351	28,438
PACCAR Inc.	Machinery	435	34,409
Packaging Corp. of America	Containers & Packaging	111	12,431
Paychex Inc.	IT Services	588	50,015
PepsiCo Inc.	Beverages	1,446	197,625
Pfizer Inc.	Pharmaceuticals	5,256	205,930
Philip Morris International Inc.	Tobacco	2,301	195,792
Phillips 66	Oil, Gas & Consumable Fuels	600	66,846
PPL Corp.	Electric Utilities	825	29,601
Public Service Enterprise Group Inc.	Multi-Utilities	753	44,465
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	342	72,832
PulteGroup Inc.	Household Durables	432	16,762
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	75	8,792
[c] Regeneron Pharmaceuticals Inc.	Biotechnology	96	36,046
Robert Half International Inc.	Professional Services	243	15,345
Rockwell Automation Inc.	Electrical Equipment	144	29,185
Rollins Inc.	Commercial Services & Supplies	249	8,257
Ross Stores Inc.	Specialty Retail	777	90,458
S&P Global Inc.	Capital Markets	384	104,851
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	591	35,165
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	615	91,610
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	348	42,066
Snap-on Inc.	Machinery	84	14,230
Southwest Airlines Co.	Airlines	231	12,469
Starbucks Corp.	Hotels, Restaurants & Leisure	2,277	200,194
Steel Dynamics Inc.	Metals & Mining	285	9,701
Sysco Corp.	Food & Staples Retailing	804	68,774
T. Rowe Price Group Inc.	Capital Markets	189	23,028
Tapestry Inc.	Textiles, Apparel & Luxury Goods	486	13,107
Target Corp.	Multiline Retail	882	113,081
	Electronic Equipment, Instruments &
TE Connectivity Ltd.	Components	441	42,265
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	1,632	209,369
The Gap Inc.	Specialty Retail	495	8,752
The Hershey Co.	Food Products	315	46,299
The Home Depot Inc.	Specialty Retail	810	176,888
The Kroger Co.	Food & Staples Retailing	1,227	35,571

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

The Procter & Gamble Co.	Household Products	1,614	201,589
The TJX Cos. Inc.	Specialty Retail	2,469	150,757
The Walt Disney Co.	Entertainment	1,302	188,308
Tractor Supply Co.	Specialty Retail	213	19,903
Tyson Foods Inc.	Food Products	501	45,611
[c] Ulta Beauty Inc.	Specialty Retail	102	25,820
United Parcel Service Inc., B	Air Freight & Logistics	990	115,889
Valero Energy Corp.	Oil, Gas & Consumable Fuels	657	61,528
	Equity Real Estate Investment Trusts
Ventas Inc.	(REITs)	459	26,503
Verizon Communications Inc.	Diversified Telecommunication Services	3,231	198,383
VF Corp.	Textiles, Apparel & Luxury Goods	516	51,425
ViacomCBS Inc., B	Media	698	29,295
W.W. Grainger Inc.	Trading Companies & Distributors	78	26,405
Walgreens Boots Alliance Inc.	Food & Staples Retailing	1,113	65,623
Waste Management Inc.	Commercial Services & Supplies	468	53,333
[c] Waters Corp.	Life Sciences Tools & Services	51	11,916
WEC Energy Group Inc.	Multi-Utilities	504	46,484
Western Union Co.	IT Services	438	11,730
	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	267	26,105
			10,577,856
Total Common Stocks and Other Equity Interests (Cost $17,805,617)			19,694,877
Management Investment Companies (Cost $219,196) 1.2%
India 1.2%
iShares MSCI India ETF	Diversified Financial Services	6,684	234,943

Preferred Stocks 0.8%
Brazil 0.5%
[d] Itau Unibanco Holding SA, 4.728%, pfd.	Banks	5,400	49,802
[d] Itausa-Investimentos Itau SA, 4.728%, pfd.	Banks	9,300	32,575
[d] Telefonica Brasil SA, 4.959%, pfd.	Diversified Telecommunication Services	900	12,972
			95,349
Colombia 0.0%†
[d] Grupo Aval Acciones y Valores SA, 3.973%, pfd.	Banks	1,515	674
Germany 0.1%
[d] Porsche Automobil Holding SE, 3.316%, pfd.	Automobiles	261	19,524
Russia 0.1%
[d] Surgutneftegas PJSC, 20.196%, pfd.	Oil, Gas & Consumable Fuels	17,616	10,699
[d] Transneft PJSC, 6.057%, pfd.	Oil, Gas & Consumable Fuels	1	2,846
			13,545
South Korea 0.1%
[d] LG Household & Health Care Ltd., 1.206%, pfd.	Personal Products	3	2,000
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd. 2.339%, pfd.	Peripherals	711	27,912
			29,912
Total Preferred Stocks (Cost $125,612)			159,004
Total Investments (Cost $18,150,425) 99.5%			20,088,824

Other Assets, less Liabilities 0.5%			100,882
Net Assets 100.0%			$20,189,706

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2019, the aggregate value of these securities was $18,818, representing 0.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2019, the aggregate value of these securities was $71,802, representing 0.4% of net assets.
cNon-income producing.
dVariable rate security. The rate shown represents the yield at period end.

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI All Country World Index		Long	2	$56,620	3/20/20	$20

*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.6%
Australia 21.8%
AGL Energy Ltd.	Multi-Utilities	2,120	$30,595
Alumina Ltd.	Metals & Mining	10,068	16,278
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,708	40,425
Aurizon Holdings Ltd.	Road & Rail	6,280	23,088
Australia & New Zealand Banking Group Ltd.	Banks	5,592	96,818
Australian Stock Exchange Ltd.	Capital Markets	512	28,221
Bendigo and Adelaide Bank Ltd.	Banks	1,240	8,525
BHP Group Ltd.	Metals & Mining	8,340	228,172
Bluescope Steel Ltd.	Metals & Mining	1,564	16,557
Boral Ltd.	Construction Materials	1,548	4,875
Brambles Ltd.	Commercial Services & Supplies	5,020	41,358
Cimic Group Ltd.	Construction & Engineering	304	7,082
Coca-Cola Amatil Ltd.	Beverages	1,600	12,439
Cochlear Ltd.	Health Care Equipment & Supplies	216	34,122
Coles Group Ltd.	Food & Staples Retailing	2,172	22,658
Commonwealth Bank of Australia	Banks	3,848	216,126
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	1,136	9,591
CSL Ltd.	Biotechnology	1,136	220,208
	Equity Real Estate Investment Trusts
Dexus	(REITs)	3,176	26,121
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	176	5,451
Fortescue Metals Group Ltd.	Metals & Mining	6,332	47,582
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	3,952	37,143
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	5,700	22,438
Harvey Norman Holdings Ltd.	Multiline Retail	2,160	6,180
James Hardie Industries PLC, CDI	Construction Materials	580	11,363
Magellan Financial Group Ltd.	Capital Markets	236	9,448
Medibank Private Ltd.	Insurance	10,128	22,498
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	10,736	23,999
National Australia Bank Ltd.	Banks	7,868	136,224
Newcrest Mining Ltd.	Metals & Mining	1,104	23,476
Qantas Airways Ltd.	Airlines	1,344	6,717
REA Group Ltd.	Interactive Media & Services	176	12,817
Rio Tinto Ltd.	Metals & Mining	1,496	105,582
Rio Tinto PLC	Metals & Mining	3,912	233,365
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	13,128	35,344
Sonic Healthcare Ltd.	Health Care Providers & Services	1,212	24,494
South32 Ltd.	Metals & Mining	13,764	26,124
Telstra Corp. Ltd.	Diversified Telecommunication Services	14,508	36,102
Wesfarmers Ltd.	Multiline Retail	3,896	113,382
Westpac Banking Corp.	Banks	9,964	169,712
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,412	58,292
Woolworths Group Ltd.	Food & Staples Retailing	4,104	104,318
			2,355,310
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	412	23,160

Belgium 0.2%
Colruyt SA	Food & Staples Retailing	176	9,183
Proximus SADP	Diversified Telecommunication Services	520	14,896
			24,079
Denmark 3.0%
Coloplast AS, B	Health Care Equipment & Supplies	456	56,608
H. Lundbeck AS	Pharmaceuticals	92	3,516

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Novo Nordisk AS, B	Pharmaceuticals	3,628	210,720
Novozymes AS	Chemicals	528	25,857
Pandora AS	Household Durables	460	20,025
Tryg AS	Insurance	332	9,850
			326,576
Finland 1.4%
Elisa OYJ	Diversified Telecommunication Services	472	26,093
Kone OYJ, B	Machinery	896	58,616
Nokian Renkaat OYJ	Auto Components	408	11,738
Orion OYJ	Pharmaceuticals	332	15,380
UPM-Kymmene OYJ	Paper & Forest Products	1,292	44,828
			156,655
France 4.8%
Cie Generale des Etablissements Michelin SCA	Auto Components	460	56,334
	Equity Real Estate Investment Trusts
Covivio	(REITs)	116	13,177
Eutelsat Communications SA	Media	400	6,506
Hermes International	Textiles, Apparel & Luxury Goods	96	71,790
Peugeot SA	Automobiles	1,884	45,045
Renault SA	Automobiles	468	22,158
Sanofi	Pharmaceuticals	2,304	231,779
Societe Generale SA	Banks	1,968	68,514
			515,303
Germany 1.8%
Adidas AG	Textiles, Apparel & Luxury Goods	248	80,674
Aroundtown SA	Real Estate Management & Development	2,352	21,079
Continental AG	Auto Components	288	37,261
Covestro AG	Chemicals	600	27,917
Deutsche Lufthansa AG	Airlines	688	12,673
TUI AG	Hotels, Restaurants & Leisure	1,252	15,820
			195,424
Hong Kong 1.1%
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	14,233
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	12,000	16,910
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	580	32,248
Kerry Properties Ltd.	Real Estate Management & Development	2,500	7,941
NWS Holdings Ltd.	Industrial Conglomerates	5,000	7,007
Power Assets Holdings Ltd.	Electric Utilities	3,000	21,946
Sino Land Co. Ltd.	Real Estate Management & Development	4,000	5,811
Vitasoy International Holdings Ltd.	Food Products	1,200	4,351
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,500	7,380
			117,827
Ireland 0.1%
AIB Group PLC	Banks	1,664	5,802

Israel 0.7%
Bank Leumi Le-Israel BM	Banks	3,632	26,436
[a] Check Point Software Technologies Ltd.	Software	348	38,614
Israel Chemicals Ltd.	Chemicals	1,540	7,245
			72,295
Italy 3.2%
Enel SpA	Electric Utilities	17,788	141,207
Ferrari NV	Automobiles	176	29,219
Intesa Sanpaolo SpA	Banks	38,880	102,495
Moncler SpA	Textiles, Apparel & Luxury Goods	540	24,288
[b] Poste Italiane SpA, Reg S	Insurance	1,480	16,812
Recordati SpA	Pharmaceuticals	244	10,290

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Snam SpA	Gas Utilities	4,056	21,335
			345,646
Japan 22.0%
ABC-Mart Inc.	Specialty Retail	92	6,298
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	460	26,074
Astellas Pharma Inc.	Pharmaceuticals	5,800	99,802
Bandai Namco Holdings Inc.	Leisure Equipment & Products	650	39,661
Bridgestone Corp.	Auto Components	1,700	63,667
	Technology Hardware, Storage &
CANON Inc.	Peripherals	2,600	71,451
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	300	27,826
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	240	29,770
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	1,400	43,671
Hoya Corp.	Health Care Equipment & Supplies	1,200	115,390
Iida Group Holdings Co. Ltd.	Household Durables	400	7,063
Isuzu Motors Ltd.	Automobiles	1,400	16,734
ITOCHU Corp.	Trading Companies & Distributors	4,300	100,284
Japan Airlines Co. Ltd.	Airlines	400	12,503
Japan Post Bank Co. Ltd.	Banks	1,100	10,628
Japan Tobacco Inc.	Tobacco	3,600	80,580
Kajima Corp.	Construction & Engineering	1,173	15,737
Kakaku.com Inc.	Interactive Media & Services	500	12,850
KAO Corp.	Personal Products	1,320	109,620
KDDI Corp.	Wireless Telecommunication Services	6,300	188,580
Koito Manufacturing Co. Ltd.	Auto Components	260	12,202
Marubeni Corp.	Trading Companies & Distributors	4,000	29,836
Mitsubishi Chemical Holdings Corp.	Chemicals	3,600	27,081
Mitsubishi Gas Chemical Co. Inc.	Chemicals	500	7,702
Mizuho Financial Group Inc.	Banks	53,200	82,388
MS&AD Insurance Group Holdings Inc.	Insurance	1,200	39,873
[a] Nexon Co. Ltd.	Entertainment	1,100	14,677
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	2	14,631
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	4,400	111,625
NTT DOCOMO Inc.	Wireless Telecommunication Services	5,000	139,775
Obayashi Corp.	Construction & Engineering	1,800	20,157
Oracle Corp. Japan	Software	133	12,177
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	270	36,969
ORIX Corp.	Diversified Financial Services	3,100	51,660
Pigeon Corp.	Household Products	200	7,389
Sekisui House Ltd.	Household Durables	1,900	40,797
Shin-Etsu Chemical Co. Ltd.	Chemicals	480	53,267
Shionogi & Co. Ltd.	Pharmaceuticals	850	52,928
Showa Denko K.K.	Chemicals	300	8,003
Softbank Corp.	Wireless Telecommunication Services	3,800	51,034
Subaru Corp.	Automobiles	1,900	47,441
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	500	8,401
Sumitomo Chemical Co. Ltd.	Chemicals	3,200	14,664
Sumitomo Corp.	Trading Companies & Distributors	1,600	23,910
Taisei Corp.	Construction & Engineering	500	20,911
Teijin Ltd.	Chemicals	400	7,527
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	470	103,471
Tosoh Corp.	Chemicals	900	14,037
Toyota Motor Corp.	Automobiles	2,900	205,849
USS Co. Ltd.	Specialty Retail	600	11,406
Yamaha Motor Co. Ltd.	Automobiles	700	14,190
Zozo Inc.	Internet & Direct Marketing Retail	500	9,602
			2,373,769
Macau 0.9%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	5,720	42,138

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Sands China Ltd.	Hotels, Restaurants & Leisure	8,400	44,901
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	3,600	8,871
			95,910
Netherlands 0.7%
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,300	82,586

New Zealand 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,848	27,678
Mercury NZ Ltd.	Electric Utilities	940	3,202
Spark New Zealand Ltd.	Diversified Telecommunication Services	7,432	21,711
			52,591
Norway 1.1%
Equinor ASA	Oil, Gas & Consumable Fuels	1,440	28,760
Mowi ASA	Food Products	1,408	36,565
Orkla ASA	Food Products	1,860	18,830
Telenor ASA	Diversified Telecommunication Services	2,248	40,279
			124,434
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	704	11,589

Russia 0.1%
Evraz PLC	Metals & Mining	1,748	9,355

Singapore 1.5%
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	6,800	12,440
ComfortDelGro Corp. Ltd.	Road & Rail	6,700	11,859
Jardine Cycle & Carriage Ltd.	Distributors	300	6,715
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	2,800	4,977
SATS Ltd.	Transportation Infrastructure	2,000	7,526
Singapore Exchange Ltd.	Capital Markets	3,700	24,380
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,600	13,479
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	24,400	61,152
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	400	988
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	700	8,433
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,600	6,330
			158,279
Spain 3.8%
Aena SME SA	Transportation Infrastructure	92	17,607
Banco de Sabadell SA	Banks	14,504	16,932
Enagas SA	Gas Utilities	572	14,601
Endesa SA	Electric Utilities	1,008	26,918
Iberdrola SA	Electric Utilities	12,372	127,488
Industria de Diseno Textil SA	Specialty Retail	3,484	122,994
Red Electrica Corp. SA	Electric Utilities	1,280	25,754
Repsol SA	Oil, Gas & Consumable Fuels	3,516	54,978
[a] Repsol SA, rts., 1/07/20	Oil, Gas & Consumable Fuels	3,576	1,698
			408,970
Sweden 1.8%
Atlas Copco AB	Machinery	1,048	36,407
Boliden AB	Metals & Mining	784	20,812
Hennes & Mauritz AB, B	Specialty Retail	2,680	54,533
ICA Gruppen AB	Food & Staples Retailing	236	11,022
Skanska AB, B	Construction & Engineering	452	10,222
Swedbank AB, A	Banks	2,100	31,284
Telia Co. AB	Diversified Telecommunication Services	6,880	29,582
			193,862
Switzerland 3.9%
EMS-Chemie Holding AG	Chemicals	26	17,090

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Geberit AG	Building Products	110	61,705
Partners Group Holding AG	Capital Markets	64	58,650
Roche Holding AG	Pharmaceuticals	704	228,281
SGS SA	Professional Services	7	19,163
Swisscom AG	Diversified Telecommunication Services	76	40,231
			425,120
United Kingdom 24.9%
3i Group PLC	Capital Markets	2,480	36,073
Admiral Group PLC	Insurance	744	22,758
Anglo American PLC	Metals & Mining	2,904	83,597
Auto Trader Group PLC	Interactive Media & Services	2,640	20,795
BAE Systems PLC	Aerospace & Defense	8,436	63,120
Barratt Developments PLC	Household Durables	3,864	38,217
BHP Group PLC	Metals & Mining	5,668	133,414
British American Tobacco PLC	Tobacco	3,168	135,620
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	2,692	22,781
BT Group PLC	Diversified Telecommunication Services	28,096	71,627
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,276	37,273
Centrica PLC	Multi-Utilities	15,560	18,408
Compass Group PLC	Hotels, Restaurants & Leisure	4,804	120,282
Diageo PLC	Beverages	5,184	219,795
Direct Line Insurance Group PLC	Insurance	4,308	17,834
easyJet PLC	Airlines	452	8,530
Experian PLC	Professional Services	2,408	81,409
Ferguson PLC	Trading Companies & Distributors	304	27,587
GlaxoSmithKline PLC	Pharmaceuticals	9,485	223,536
Hargreaves Lansdown PLC	Capital Markets	944	24,198
Imperial Brands PLC	Tobacco	3,616	89,531
Intertek Group PLC	Professional Services	444	34,421
ITV PLC	Media	13,520	27,045
JD Sports Fashion PLC	Specialty Retail	560	6,212
Kingfisher PLC	Specialty Retail	5,872	16,880
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	2,080	27,279
[a] M&G PLC	Diversified Financial Services	4,080	12,821
Marks & Spencer Group PLC	Multiline Retail	5,416	15,318
Micro Focus International PLC	Software	524	7,385
Mondi PLC	Paper & Forest Products	1,276	29,962
Next PLC	Multiline Retail	532	49,461
Pearson PLC	Media	1,872	15,797
Persimmon PLC	Household Durables	1,404	50,126
RELX PLC	Professional Services	6,212	156,810
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	4,088	121,038
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,932	86,986
Smith & Nephew PLC	Health Care Equipment & Supplies	1,224	29,714
SSE PLC	Electric Utilities	2,780	52,977
Taylor Wimpey PLC	Household Durables	13,476	34,526
The Berkeley Group Holdings PLC	Household Durables	420	27,035
Unilever NV	Personal Products	3,504	201,500
Unilever PLC	Personal Products	3,356	193,417
			2,693,095
Total Common Stocks and Other Equity Interests (Cost $9,802,572)			10,767,637
Preferred Stocks 0.4%
Germany 0.4%
[c] Fuchs Petrolub SE, 2.151%, pfd.	Chemicals	172	8,526
[c] Porsche Automobil Holding SE, 3.316%, pfd.	Automobiles	436	32,614

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Total Preferred Stocks (Cost $36,790)	41,140
Total Investments (Cost $9,839,362) 100.0%	10,808,777
† Other Assets, less Liabilities 0.0%	(2,866)
Net Assets 100.0%	$10,805,911

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2019, the value of this security was $16,812, representing 0.2% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Israeli Shekel	BOFA	Buy	119,900	34,714	1/02/20	$—	$(1)
Israeli Shekel	BOFA	Sell	119,900	34,601	1/02/20	—	(112)
Australian Dollar	BOFA	Buy	3,190,800	2,243,005	1/03/20	—	(31)
Australian Dollar	BOFA	Sell	3,190,800	2,160,140	1/03/20	—	(82,834)
Danish Krone	BOFA	Buy	2,214,600	332,677	1/03/20	—	(5)
Danish Krone	BOFA	Sell	2,214,600	327,728	1/03/20	—	(4,945)
Euro	BOFA	Buy	1,813,400	2,035,571	1/03/20	—	(30)
Euro	BOFA	Sell	1,813,400	2,004,413	1/03/20	—	(31,128)
Great British Pound	BOFA	Buy	697,767	924,380	1/03/20	—	(13)
Great British Pound	HSBK	Buy	697,767	924,381	1/03/20	—	(13)
Great British Pound	HSBK	Sell	697,767	903,834	1/03/20	—	(20,534)
Great British Pound	BOFA	Sell	697,767	903,832	1/03/20	—	(20,535)
Great British Pound	UBSW	Buy	697,767	924,385	1/03/20	—	(18)
Great British Pound	UBSW	Sell	697,767	903,827	1/03/20	—	(20,540)
Hong Kong Dollar	MSCO	Buy	1,376,300	176,639	1/03/20	—	(4)
Hong Kong Dollar	MSCO	Sell	1,376,300	175,760	1/03/20	—	(874)
Norwegian Krone	BOFA	Buy	1,141,000	129,849	1/03/20	—	(2)
Norwegian Krone	BOFA	Sell	1,141,000	123,947	1/03/20	—	(5,899)
Singapore Dollar	BOFA	Buy	218,300	162,350	1/03/20	—	(3)
Singapore Dollar	BOFA	Sell	218,300	159,678	1/03/20	—	(2,669)
Swedish Krona	BOFA	Buy	1,811,100	193,475	1/03/20	—	(3)
Swedish Krona	BOFA	Sell	1,811,100	189,622	1/03/20	—	(3,850)
New Zealand Dollar	BOFA	Buy	80,300	54,175	1/06/20	—	(1)
New Zealand Dollar	BOFA	Sell	80,300	51,572	1/06/20	—	(2,602)
Swiss Franc	MSCO	Buy	414,700	428,365	1/06/20	—	(110)
Swiss Franc	MSCO	Sell	414,700	416,280	1/06/20	—	(11,975)
Japanese Yen	BOFA	Buy	263,673,300	2,426,291	1/07/20	—	(36)
Japanese Yen	BOFA	Sell	263,673,300	2,414,577	1/07/20	—	(11,678)
Australian Dollar	BOFA	Sell	3,076,200	2,164,153	2/04/20	24	—
Danish Krone	BOFA	Sell	2,178,200	327,920	2/04/20	—	—
Euro	BOFA	Sell	1,793,000	2,016,693	2/04/20	17	—
Great British Pound	BOFA	Sell	693,292	919,293	2/04/20	5	—
Great British Pound	HSBK	Sell	693,292	919,267	2/04/20	—	(21)
Great British Pound	UBSW	Sell	693,292	919,293	2/04/20	5	—
Hong Kong Dollar	MSCO	Sell	1,411,900	181,138	2/04/20	—	(3)
Israeli Shekel	BOFA	Sell	115,900	33,605	2/04/20	—	(3)
Japanese Yen	BOFA	Sell	257,649,300	2,374,560	2/04/20	43	—
New Zealand Dollar	BOFA	Sell	78,300	52,849	2/04/20	2	—
Norwegian Krone	BOFA	Sell	1,097,900	124,963	2/04/20	3	—
Singapore Dollar	BOFA	Sell	213,300	158,665	2/04/20	—	(2)
Swedish Krona	BOFA	Sell	1,826,000	195,372	2/04/20	4	—
Swiss Franc	MSCO	Sell	409,700	424,074	2/04/20	115	—

Total Forward Exchange Contracts	$218	$(220,474)
Net unrealized appreciation (depreciation)		$(220,256)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index		Long	2	$56,620	3/20/20	$20
*As of period end.

Abbreviations

Selected Portfolio

BOFA	- Bank of America Corp.
CDI	- Clearing House Electronic Subregister System Depositary Interest
HSBK	- HSBC Bank PLC
MSCO	- Morgan Stanley
REIT	- Real Estate Investment Trust
UBSW	- UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.8%
Communication Services 4.7%
[a] AMC Networks Inc., A	10,426	$411,827
AT&T Inc.	366,514	14,323,367
Cable One Inc.	675	1,004,717
Cinemark Holdings Inc.	16,842	570,102
Comcast Corp., A	310,374	13,957,519
[a] Facebook Inc., A	68,170	13,991,893
[a,b] Match Group Inc.	12,030	987,783
Omnicom Group Inc.	59,348	4,808,375
The Interpublic Group of Cos. Inc.	74,586	1,722,937
Verizon Communications Inc.	226,966	13,935,712
		65,714,232
Consumer Discretionary 17.1%
[a] AutoZone Inc.	5,276	6,285,352
Best Buy Co. Inc.	70,576	6,196,573
[a] Booking Holdings Inc.	2,974	6,107,793
[a] Burlington Stores Inc.	4,812	1,097,280
[a] Capri Holdings Ltd.	42,506	1,621,604
Carnival Corp.	99,448	5,054,942
Carter's Inc.	12,832	1,403,051
Choice Hotels International Inc.	9,624	995,410
D.R. Horton Inc.	24,060	1,269,165
Darden Restaurants Inc.	38,496	4,196,449
Dick's Sporting Goods Inc.	22,456	1,111,347
Dollar General Corp.	61,754	9,632,389
Domino's Pizza Inc.	12,030	3,534,173
Foot Locker Inc.	39,298	1,532,229
Garmin Ltd.	39,298	3,833,913
General Motors Co.	169,222	6,193,525
Gentex Corp.	76,992	2,231,228
Genuine Parts Co.	40,100	4,259,823
H&R Block Inc.	66,566	1,562,970
Hanesbrands Inc.	46,516	690,763
Hasbro Inc.	31,278	3,303,270
Kohl's Corp.	52,130	2,656,023
L Brands Inc.	70,576	1,278,837
Las Vegas Sands Corp.	79,398	5,481,638
Lear Corp.	16,842	2,310,722
Leggett & Platt Inc.	35,288	1,793,689
[a] Lululemon Athletica Inc.	32,080	7,431,974
Macy's Inc.	91,428	1,554,276
McDonald's Corp.	70,576	13,946,523
NIKE Inc., B	146,766	14,868,863
Nordstrom Inc.	33,684	1,378,686
[a] NVR Inc.	847	3,225,723
[a] O'Reilly Automotive Inc.	22,456	9,841,567
Penske Automotive Group Inc.	7,218	362,488
Pool Corp.	10,426	2,214,274
PulteGroup Inc.	36,090	1,400,292
Ross Stores Inc.	117,894	13,725,219
Six Flags Entertainment Corp.	15,238	687,386
Starbucks Corp.	92,230	8,108,862
Tapestry Inc.	85,012	2,292,774
Target Corp.	109,874	14,086,946
The Gap Inc.	75,388	1,332,860
The Home Depot Inc.	61,754	13,485,839
The TJX Cos. Inc.	223,758	13,662,663
Tractor Supply Co.	35,288	3,297,311
[a] Ulta Beauty Inc.	16,842	4,263,384

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] Urban Outfitters Inc.	21,654	601,332
VF Corp.	87,418	8,712,078
Whirlpool Corp.	4,812	709,914
Williams-Sonoma Inc.	25,664	1,884,764
Wyndham Destinations Inc.	16,842	870,563
Yum! Brands Inc.	101,854	10,259,753
		239,840,472
Consumer Staples 15.2%
Altria Group Inc.	275,086	13,729,542
Brown-Forman Corp., A	14,436	906,148
Brown-Forman Corp., B	12,832	867,443
Casey's General Stores Inc.	8,822	1,402,610
Church & Dwight Co. Inc.	67,368	4,738,665
Clorox Co.	41,704	6,403,232
Colgate-Palmolive Co.	187,668	12,919,065
Costco Wholesale Corp.	45,714	13,436,259
Estee Lauder Cos. Inc., A	64,160	13,251,606
Flowers Foods Inc.	49,724	1,081,000
General Mills Inc.	168,420	9,020,575
Hormel Foods Corp.	81,002	3,654,000
Ingredion Inc.	16,842	1,565,464
Kellogg Co.	40,100	2,773,316
Kimberly-Clark Corp.	65,764	9,045,838
[a] Monster Beverage Corp.	85,814	5,453,480
Nu Skin Enterprises Inc., A	13,634	558,721
PepsiCo Inc.	100,250	13,701,167
Philip Morris International Inc.	165,212	14,057,889
[a] Sprouts Farmers Market Inc.	23,258	450,042
Sysco Corp.	136,340	11,662,524
The Coca-Cola Co.	256,640	14,205,024
The Hershey Co.	48,922	7,190,556
The J. M. Smucker Co.	21,654	2,254,831
The Kroger Co.	138,746	4,022,247
The Procter & Gamble Co.	112,280	14,023,772
Tyson Foods Inc.	78,596	7,155,380
Walgreens Boots Alliance Inc.	162,806	9,599,042
Walmart Inc.	114,686	13,629,284
		212,758,722
Energy 3.4%
Cabot Oil & Gas Corp., A	56,140	977,397
Cimarex Energy Co.	16,040	841,940
ConocoPhillips	141,152	9,179,115
Exxon Mobil Corp.	200,500	13,990,890
HollyFrontier Corp.	19,248	976,066
ONEOK Inc.	28,872	2,184,744
Phillips 66	93,032	10,364,695
Valero Energy Corp.	107,468	10,064,378
		48,579,225
Financials 2.4%
American National Insurance Co.	2,406	283,138
Assured Guaranty Ltd.	16,842	825,595
FactSet Research Systems Inc.	10,426	2,797,296
Fidelity National Financial Inc.	18,446	836,526
Invesco Ltd.	63,358	1,139,177
Lazard Ltd., A	32,080	1,281,917
MarketAxess Holdings Inc.	10,426	3,952,601
MFA Financial Inc.	31,278	239,277
Moody's Corp.	21,654	5,140,876
Morningstar Inc.	4,812	728,104
MSCI Inc.	22,456	5,797,690
RenaissanceRe Holdings Ltd.	5,614	1,100,456
S&P Global Inc.	19,248	5,255,666

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Santander Consumer USA Holdings Inc.	28,872	674,739
SEI Investments Co.	27,268	1,785,508
T. Rowe Price Group Inc.	16,040	1,954,313
		33,792,879
Health Care 10.3%
AbbVie Inc.	156,390	13,846,771
Amgen Inc.	58,546	14,113,684
[a] Biogen Inc.	45,714	13,564,715
Bristol-Myers Squibb Co.	239,798	15,392,634
Cerner Corp.	70,576	5,179,573
Chemed Corp.	3,208	1,409,146
[a] Exelixis Inc.	68,170	1,201,155
Gilead Sciences Inc.	203,708	13,236,946
HCA Holdings Inc.	49,724	7,349,705
[a] IDEXX Laboratories Inc.	6,416	1,675,410
Johnson & Johnson	99,448	14,506,480
Merck & Co. Inc.	157,192	14,296,612
[a] Mettler-Toledo International Inc.	6,776	5,375,265
Pfizer Inc.	354,484	13,888,683
[a] Premier Inc., A	5,614	212,658
[a] Regeneron Pharmaceuticals Inc.	5,614	2,107,945
ResMed Inc.	36,892	5,717,153
Universal Health Services Inc., B	12,832	1,840,879
		144,915,414
Industrials 14.0%
3M Co.	80,200	14,148,884
Alaska Air Group Inc.	34,486	2,336,427
Allegion PLC	6,416	799,049
Allison Transmission Holdings Inc.	20,050	968,816
C.H. Robinson Worldwide Inc.	40,902	3,198,536
Cintas Corp.	21,654	5,826,658
[a] Copart Inc.	55,338	5,032,438
Cummins Inc.	41,704	7,463,348
Delta Air Lines Inc.	156,390	9,145,687
Emerson Electric Co.	164,410	12,537,907
Expeditors International of Washington Inc.	46,516	3,629,178
Fastenal Co.	170,024	6,282,387
Graco Inc.	44,110	2,293,720
GrafTech International Ltd.	7,218	83,873
Honeywell International Inc.	76,992	13,627,584
Huntington Ingalls Industries Inc.	11,228	2,816,881
[a] IAA Inc.	10,426	490,648
Illinois Tool Works Inc.	43,308	7,779,416
J.B. Hunt Transport Services Inc.	24,862	2,903,384
KAR Auction Services Inc.	8,822	192,231
Landstar System Inc.	10,426	1,187,209
Lennox International Inc.	4,812	1,173,984
Lockheed Martin Corp.	35,288	13,740,441
Masco Corp.	20,050	962,200
MSC Industrial Direct Co. Inc., A	11,228	881,061
Northrop Grumman Corp.	11,228	3,862,095
Old Dominion Freight Line Inc.	4,812	913,221
PACCAR Inc.	45,714	3,615,977
Raytheon Co.	62,556	13,746,055
Robert Half International Inc.	38,496	2,431,022
Rockwell Automation Inc.	33,684	6,826,736
Rollins Inc.	42,506	1,409,499
Snap-on Inc.	9,624	1,630,306
Southwest Airlines Co.	136,340	7,359,633
Toro Co.	32,882	2,619,709
Union Pacific Corp.	77,794	14,064,377
United Parcel Service Inc., B	98,646	11,547,501
W.W. Grainger Inc.	13,634	4,615,382

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[a] WABCO Holdings Inc.	8,020	1,086,710
Watsco Inc.	8,020	1,444,803
		196,674,973
Information Technology 18.7%
Accenture PLC, A	68,170	14,354,557
Amdocs Ltd.	39,298	2,836,923
Apple Inc.	51,328	15,072,467
Applied Materials Inc.	235,788	14,392,499
[a] Aspen Technology Inc.	12,030	1,454,788
Automatic Data Processing Inc.	80,200	13,674,100
Booz Allen Hamilton Holding Corp.	17,644	1,255,018
Broadridge Financial Solutions Inc.	33,684	4,161,321
[a] Cadence Design Systems Inc.	36,892	2,558,829
Cisco Systems Inc.	301,552	14,462,434
Citrix Systems Inc.	17,644	1,956,720
Cognizant Technology Solutions Corp., A	108,270	6,714,905
[a] F5 Networks Inc.	18,446	2,575,984
HP Inc.	460,348	9,460,151
Intel Corp.	235,788	14,111,912
International Business Machines Corp.	101,854	13,652,510
Intuit Inc.	52,932	13,864,479
Jack Henry & Associates Inc.	21,654	3,154,338
KLA Corp.	41,704	7,430,402
Lam Research Corp.	37,694	11,021,726
Mastercard Inc., A	46,516	13,889,212
Maxim Integrated Products Inc.	73,784	4,538,454
Microsoft Corp.	90,626	14,291,720
Motorola Solutions Inc.	41,704	6,720,183
NetApp Inc.	61,754	3,844,186
Paychex Inc.	99,448	8,459,047
QUALCOMM Inc.	93,834	8,278,974
Skyworks Solutions Inc.	55,338	6,689,257
Texas Instruments Inc.	113,884	14,610,178
Ubiquiti Inc.	3,208	606,248
[a] VeriSign Inc.	28,070	5,408,528
Xilinx Inc.	69,774	6,821,804
		262,323,854
Materials 2.2%
Air Products and Chemicals Inc.	29,674	6,973,093
Celanese Corp.	16,040	1,974,845
Eastman Chemical Co.	26,466	2,097,695
LyondellBasell Industries NV, A	99,448	9,395,847
NewMarket Corp.	2,406	1,170,567
Nucor Corp.	39,298	2,211,691
Packaging Corp. of America	20,852	2,335,216
Reliance Steel & Aluminum Co.	4,812	576,285
Royal Gold Inc.	4,812	588,267
Sonoco Products Co.	27,268	1,682,981
Steel Dynamics Inc.	36,892	1,255,804
Valvoline Inc.	24,060	515,125
		30,777,416
Real Estate 4.5%
American Tower Corp.	56,942	13,086,410
EPR Properties	20,050	1,416,332
Gaming and Leisure Properties Inc.	48,120	2,071,566
Kimco Realty Corp.	95,438	1,976,521
National Retail Properties Inc.	48,922	2,623,198
OMEGA Healthcare Investors Inc.	60,150	2,547,352
Public Storage	48,120	10,247,635
Realty Income Corp.	88,220	6,495,639
Simon Property Group Inc.	68,170	10,154,603
Spirit Realty Capital Inc.	28,070	1,380,483

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

STORE Capital Corp.	52,130	1,941,321
Ventas Inc.	57,744	3,334,139
VEREIT Inc.	276,690	2,556,616
WP Carey Inc.	35,288	2,824,451
		62,656,266
Utilities 7.3%
Alliant Energy Corp.	58,546	3,203,637
Ameren Corp.	40,902	3,141,274
American Electric Power Co. Inc.	34,486	3,259,272
Atmos Energy Corp.	28,872	3,229,622
Consolidated Edison Inc.	81,804	7,400,808
Dominion Energy Inc.	103,458	8,568,391
DTE Energy Co.	49,724	6,457,656
Evergy Inc.	39,298	2,557,907
Eversource Energy	72,180	6,140,353
Exelon Corp.	239,798	10,932,391
Hawaiian Electric Industries Inc.	28,070	1,315,360
NextEra Energy Inc.	58,546	14,177,499
OGE Energy Corp.	50,526	2,246,891
PPL Corp.	126,716	4,546,570
Public Service Enterprise Group Inc.	144,360	8,524,458
Sempra Energy	20,050	3,037,174
The Southern Co.	182,054	11,596,840
Xcel Energy Inc.	36,892	2,342,273
		102,678,376
Total Investments before Short Term Investments (Cost $1,280,262,079)		1,400,711,829
Short Term Investments (Cost $754,215) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Portfolio, 1.26%	754,215	754,215

Total Investments (Cost $1,281,016,294) 99.9%		1,401,466,044

Other Assets, less Liabilities 0.1%		1,515,891
Net Assets 100.0%		$1,402,981,935

aNon-income producing.
bA portion or all of the security is on loan at December 31, 2019.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

At December 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini	Long	11	$1,777,105	3/20/20	$30,644
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 100.0%
Communication Services 1.6%
[a] AMC Networks Inc., A	440	$17,380
Cinemark Holdings Inc.	970	32,835
John Wiley & Sons Inc., A	410	19,893
[a,b] Match Group Inc.	550	45,160
Omnicom Group Inc.	1,880	152,318
		267,586
Consumer Discretionary 21.2%
[a] AutoNation Inc.	360	17,507
[a] AutoZone Inc.	140	166,783
Best Buy Co. Inc.	2,030	178,234
BorgWarner Inc.	1,880	81,554
[a] Burlington Stores Inc.	720	164,182
[a] Capri Holdings Ltd.	1,370	52,266
Carter's Inc.	450	49,203
Columbia Sportswear Co.	110	11,021
Dick's Sporting Goods Inc.	730	36,128
Dollar General Corp.	1,040	162,219
Expedia Group Inc.	890	96,245
[a] Five Below Inc.	320	40,915
Foot Locker Inc.	1,210	47,178
Garmin Ltd.	1,190	116,096
Gentex Corp.	1,590	46,078
Genuine Parts Co.	1,340	142,348
H&R Block Inc.	1,940	45,551
Hanesbrands Inc.	3,370	50,045
Hasbro Inc.	1,100	116,171
Kohl's Corp.	1,770	90,181
L Brands Inc.	2,390	43,307
[a] Lululemon Athletica Inc.	730	169,119
[b] Macy's Inc.	3,600	61,200
Nordstrom Inc.	1,320	54,028
[a] NVR Inc.	30	114,252
[a] O'Reilly Automotive Inc.	370	162,156
[a] Ollie's Bargain Outlet Holdings Inc.	300	19,593
Penske Automotive Group Inc.	330	16,573
Pool Corp.	480	101,942
Ralph Lauren Corp.	460	53,921
Sirius XM Holdings Inc.	5,300	37,895
Six Flags Entertainment Corp.	700	31,577
[a] Skechers USA Inc., A	1,170	50,532
Tapestry Inc.	2,870	77,404
[a] Tempur Sealy International Inc.	370	32,212
The Gap Inc.	2,600	45,968
Tiffany & Co.	1,050	140,332
Tractor Supply Co.	1,440	134,554
[a] Ulta Beauty Inc.	520	131,633
[a] Urban Outfitters Inc.	740	20,550
Whirlpool Corp.	260	38,358
Williams-Sonoma Inc.	890	65,362
Wyndham Destinations Inc.	950	49,106
Yum China Holdings Inc.	3,420	164,194
		3,525,673
Consumer Staples 8.0%
Brown-Forman Corp., A	460	28,874
Brown-Forman Corp., B	1,830	123,708
Campbell Soup Co.	1,470	72,648
Church & Dwight Co. Inc.	2,030	142,790
Clorox Co.	1,100	168,894

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Flowers Foods Inc.	2,250	48,915
[a] Grocery Outlet Holding Corp.	140	4,543
[a] Herbalife Ltd.	970	46,240
Kellogg Co.	2,210	152,844
McCormick & Co. Inc.	940	159,546
Nu Skin Enterprises Inc., A	590	24,178
[a] Sprouts Farmers Market Inc.	1,230	23,801
The Hershey Co.	1,100	161,678
The Kroger Co.	5,970	173,070
		1,331,729
Financials 12.3%
Ally Financial Inc.	3,070	93,819
American National Insurance Co.	80	9,414
[a] Arch Capital Group Ltd.	3,440	147,542
[a] Brighthouse Financial Inc.	870	34,130
Brown & Brown Inc.	1,830	72,248
Cincinnati Financial Corp.	1,450	152,468
CNA Financial Corp.	280	12,547
[a] Credit Acceptance Corp.	110	48,656
Discover Financial Services	1,920	162,854
Evercore Inc.	300	22,428
FactSet Research Systems Inc.	330	88,539
First American Financial Corp.	940	54,821
First Republic Bank	1,050	123,323
Globe Life Inc.	860	90,515
Janus Henderson Group PLC	1,010	24,695
Lazard Ltd., A	940	37,562
Legg Mason Inc.	830	29,805
MarketAxess Holdings Inc.	340	128,897
Mercury General Corp.	230	11,208
MSCI Inc.	520	134,254
Nasdaq Inc.	1,150	123,165
Navient Corp.	1,700	23,256
PacWest Bancorp	470	17,987
Prosperity Bancshares Inc.	660	47,447
Santander Consumer USA Holdings Inc.	1,130	26,408
SEI Investments Co.	1,470	96,256
Synchrony Financial	4,240	152,682
Umpqua Holdings Corp.	1,520	26,904
Unum Group	1,930	56,279
		2,050,109
Health Care 8.5%
[a] Acadia Healthcare Co. Inc.	740	24,583
[a] Align Technology Inc.	580	161,843
Cerner Corp.	2,280	167,329
[a,b] Change Healthcare Inc.	230	3,770
Chemed Corp.	60	26,356
Encompass Health Corp.	1,000	69,270
[a] Exelixis Inc.	1,720	30,306
[a] Henry Schein Inc.	1,310	87,403
[a] IDEXX Laboratories Inc.	650	169,734
[a] Masimo Corp.	390	61,643
[a] MEDNAX Inc.	820	22,788
[a] Mettler-Toledo International Inc.	230	182,454
[a] Molina Healthcare Inc.	450	61,061
[a] Premier Inc., A	260	9,849
Universal Health Services Inc., B	810	116,203
[a] Waters Corp.	660	154,209
[a] WellCare Health Plans Inc.	210	69,344
		1,418,145
Industrials 19.5%
Allegion PLC	870	108,350

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Allison Transmission Holdings Inc.	990	47,837
American Airlines Group Inc.	3,300	94,644
BWX Technologies Inc.	770	47,802
C.H. Robinson Worldwide Inc.	1,280	100,096
Cintas Corp.	640	172,211
Copa Holdings SA	260	28,101
[a] Copart Inc.	770	70,024
Cummins Inc.	890	159,274
Donaldson Co. Inc.	1,130	65,111
Expeditors International of Washington Inc.	1,550	120,931
Fastenal Co.	4,600	169,970
Graco Inc.	1,710	88,920
GrafTech International Ltd.	470	5,461
Hubbell Inc., B	450	66,519
[a] IAA Inc.	1,090	51,295
IDEX Corp.	480	82,560
Ingersoll-Rand PLC	1,240	164,821
KAR Auction Services Inc.	1,090	23,751
Landstar System Inc.	310	35,300
Lennox International Inc.	300	73,191
Lincoln Electric Holdings Inc.	380	36,757
ManpowerGroup Inc.	560	54,376
MSC Industrial Direct Co. Inc., A	430	33,742
Nordson Corp.	390	63,508
Old Dominion Freight Line Inc.	650	123,357
Robert Half International Inc.	1,410	89,041
Rockwell Automation Inc.	840	170,243
Rollins Inc.	1,590	52,724
Schneider National Inc., B	470	10,255
Snap-on Inc.	340	57,596
[a] Teledyne Technologies Inc.	220	76,239
Toro Co.	1,050	83,654
[a] United Airlines Holdings Inc.	1,760	155,038
[a] United Rentals Inc.	510	85,053
W.W. Grainger Inc.	440	148,949
[a] WABCO Holdings Inc.	390	52,845
Watsco Inc.	340	61,251
Xylem Inc.	1,560	122,912
		3,253,709
Information Technology 14.1%
Amdocs Ltd.	520	37,539
[a] Aspen Technology Inc.	590	71,349
Booz Allen Hamilton Holding Corp.	1,590	113,097
[a] CACI International Inc., A	100	24,999
[a] Cadence Design Systems Inc.	2,330	161,609
CDW Corp.	1,210	172,836
Citrix Systems Inc.	870	96,483
[a] F5 Networks Inc.	660	92,169
[a] Fair Isaac Corp.	250	93,670
Genpact Ltd.	1,310	55,243
Juniper Networks Inc.	2,650	65,269
KLA Corp.	1,000	178,170
Lam Research Corp.	610	178,364
[a] Manhattan Associates Inc.	690	55,027
National Instruments Corp.	1,270	53,772
NetApp Inc.	2,410	150,022
Paychex Inc.	1,890	160,763
Pegasystems Inc.	270	21,506
[a] Synopsys Inc.	1,160	161,472
Ubiquiti Inc.	100	18,898
[a] VeriSign Inc.	600	115,608
Western Union Co.	3,900	104,442

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Xilinx Inc.		1,760	172,075
			2,354,382
Materials 2.1%
Ardagh Group SA		130	2,545
Avery Dennison Corp.		750	98,115
NewMarket Corp.		30	14,596
Reliance Steel & Aluminum Co.		250	29,940
RPM International Inc.		1,130	86,739
Sonoco Products Co.		580	35,797
Steel Dynamics Inc.		1,170	39,827
The Chemours Co. LLC		1,290	23,336
The Scotts Miracle-Gro Co., A		170	18,051
			348,946
Real Estate 8.7%
Alexandria Real Estate Equities Inc.		960	155,117
Apple Hospitality REIT Inc.		2,060	33,475
Camden Property Trust		620	65,782
Coresite Realty Corp.		300	33,636
EPR Properties		690	48,742
Equity Lifestyle Properties Inc.		1,400	98,546
Federal Realty Investment Trust		650	83,674
Highwoods Properties Inc.		860	42,063
Host Hotels & Resorts Inc.		6,160	114,268
Lamar Advertising Co., A		860	76,764
Liberty Property Trust		1,000	60,050
National Retail Properties Inc.		1,730	92,762
Realty Income Corp.		2,130	156,832
Retail Properties of America Inc., A		1,700	22,780
Service Properties Trust		1,730	42,091
Ventas Inc.		2,690	155,320
Welltower Inc.		1,940	158,653
			1,440,555
Utilities 4.0%
Ameren Corp.		1,910	146,688
Consolidated Edison Inc.		1,880	170,084
Entergy Corp.		1,400	167,720
PPL Corp.		4,800	172,224
			656,716
Total Investments before Short Term Investments (Cost $14,698,609)			16,647,550
Short Term Investments (Cost $27,196) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Portfolio, 1.26%	27,196		27,196

Total Investments (Cost $14,725,805) 100.1%			16,674,746

Other Assets, less Liabilities (0.1)%			(23,206)
Net Assets 100.0%			$16,651,540

aNon-income producing.
bA portion or all of the security is on loan at December 31, 2019.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2019 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 100.0%
Communication Services 2.9%
[a] AMC Entertainment Holdings Inc., A	2,016	$14,596
Cogent Communications Holdings Inc.	1,664	109,508
[b] Cumulus Media Inc., A	400	7,028
Gannett Co. Inc.	4,928	31,441
[b] Lee Enterprises Inc.	1,904	2,704
[b] Liberty Latin America Ltd.	3,920	76,283
[b] Liberty Latin America Ltd., A	1,584	30,571
Marcus Corp.	800	25,416
Meredith Corp.	1,536	49,874
National CineMedia Inc.	2,672	19,479
[b] Rosetta Stone Inc.	768	13,931
Scholastic Corp.	1,248	47,986
Spok Holdings Inc.	656	8,023
[b] TechTarget Inc.	432	11,275
TEGNA Inc.	5,456	91,061
[b] The Meet Group Inc.	2,000	10,020
[b] Travelzoo	192	2,054
Tribune Publishing Co.	320	4,211
[b] TrueCar Inc.	3,648	17,328
[b] WideOpenWest Inc.	1,008	7,479
[b] Yelp Inc.	2,992	104,211
		684,479
Consumer Discretionary 22.9%
[b] 1-800-FLOWERS.Com Inc.	1,104	16,008
Aaron's Inc.	2,336	133,409
Abercrombie & Fitch Co., A	3,328	57,541
Acushnet Holdings Corp.	1,456	47,320
[b] America's Car-Mart Inc.	272	29,828
American Eagle Outfitters Inc.	7,344	107,957
[b] American Public Education Inc.	560	15,338
[b] Asbury Automotive Group Inc.	960	107,318
[b] At Home Group Inc.	1,584	8,712
[b] Barnes & Noble Education Inc.	1,456	6,217
Bassett Furniture Industries Inc.	464	7,740
Bed Bath & Beyond Inc.	5,168	89,406
Big Lots Inc.	2,128	61,116
BJ's Restaurants Inc.	800	30,368
Bloomin' Brands Inc.	4,672	103,111
Brinker International Inc.	1,328	55,776
[a] Buckle Inc.	1,440	38,938
Caleres Inc.	1,824	43,320
Callaway Golf Co.	3,216	68,179
[b] Career Education Corp.	2,960	54,434
[b] Carrols Restaurant Group Inc.	1,152	8,122
Chico's FAS Inc.	5,440	20,726
[b] Chuy's Holdings Inc.	848	21,980
Citi Trends Inc.	560	12,947
Collectors Universe Inc.	320	7,376
Core-Mark Holding Co. Inc.	1,296	35,238
Cracker Barrel Old Country Store Inc.	1,168	179,568
[b] Crocs Inc.	2,928	122,654
Dana Inc.	5,472	99,590
Dave & Buster's Entertainment Inc.	1,632	65,557
[b] Deckers Outdoor Corp.	1,264	213,439
[b] Del Taco Restaurants Inc.	928	7,336
[b] Denny's Corp.	2,624	52,165
Designer Brands Inc., A	2,880	45,331
[a] Dillard's Inc., A	432	31,743

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[b] Dorman Products Inc.	1,120	84,806
[a,b] Duluth Holdings Inc.	464	4,886
Escalade Inc.	432	4,247
Ethan Allen Interiors Inc.	1,248	23,787
[b] Fiesta Restaurant Group Inc.	1,120	11,077
[b] Fossil Group Inc.	1,360	10,717
[b] Genesco Inc.	816	39,103
Group 1 Automotive Inc.	832	83,200
Guess? Inc.	2,368	52,996
Hamilton Beach Brands Holding Co., A	288	5,501
Haverty Furniture Cos. Inc.	976	19,676
[b] Helen of Troy Ltd.	976	175,475
[b] Hibbett Sports Inc.	752	21,086
Hooker Furniture Corp.	416	10,687
[b] Installed Building Products Inc.	416	28,650
[a,b] iRobot Corp.	1,008	51,035
[a] J. Jill Inc.	816	922
Jack in the Box Inc.	1,088	84,897
Johnson Outdoors Inc., A	208	15,954
[b] K12 Inc.	1,312	26,699
Kontoor Brands Inc.	1,376	57,778
La-Z-Boy Inc.	1,888	59,434
LCI Industries	944	101,131
[b] LGI Homes Inc.	720	50,868
Lifetime Brands Inc.	560	3,892
[b] Lindblad Expeditions Holdings Inc.	576	9,418
Lithia Motors Inc.	976	143,472
M.D.C. Holdings Inc.	1,424	54,340
[b] M/I Homes Inc.	496	19,518
Marine Products Corp.	336	4,838
[b] Modine Manufacturing Co.	1,392	10,718
[b] Monarch Casino & Resort Inc.	368	17,866
Monro Inc.	1,296	101,347
Movado Group Inc.	752	16,349
[b] Murphy USA Inc.	528	61,776
Office Depot Inc.	22,464	61,551
Oxford Industries Inc.	848	63,956
Papa John's International Inc.	832	52,541
[a] PetMed Express Inc.	928	21,827
Rent-A-Center Inc.	2,304	66,447
Rocky Brands Inc.	256	7,534
[b] RTW RetailWinds Inc.	944	756
Ruth's Hospitality Group Inc.	1,184	25,770
[b] Sally Beauty Holdings Inc.	5,088	92,856
Shoe Carnival Inc.	480	17,894
[b] Shutterstock Inc.	736	31,560
Signet Jewelers Ltd.	2,032	44,176
[b] Sleep Number Corp.	1,264	62,239
Sonic Automotive Inc.	1,136	35,216
[b] Sonos Inc.	2,032	31,740
[b] Sportsman's Warehouse Holdings Inc.	1,984	15,932
[b] Stamps.com Inc.	688	57,462
Standard Motor Products Inc.	864	45,982
Steven Madden Ltd.	3,728	160,341
[a,b] Stitch Fix Inc., A	1,424	36,540
Strategic Education Inc.	816	129,662
Sturm Ruger & Co. Inc.	640	30,099
Superior Group of Cos. Inc.	432	5,849
[a] Tailored Brands Inc.	2,384	9,870
Tenneco Inc., A	1,824	23,894
Texas Roadhouse Inc., A	3,328	187,433
The Cato Corp., A	1,040	18,096
The Cheesecake Factory Inc.	2,096	81,451
[a] The Children's Place Inc.	720	45,014

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

[b] The Container Store Group Inc.	784	3,309
[b] The Habit Restaurants Inc., A	976	10,180
[b] The Lovesac Co.	224	3,595
[b] The Michaels Cos. Inc.	2,784	22,523
[a,b] The RealReal Inc.	384	7,238
Tilly's Inc., A	1,072	13,132
Tupperware Brands Corp.	2,320	19,906
Twin River Worldwide Holdings Inc.	624	16,006
[b] Vera Bradley Inc.	880	10,384
Weyco Group Inc.	256	6,771
Wingstop Inc.	1,008	86,920
Winmark Corp.	96	19,037
Wolverine World Wide Inc.	3,632	122,544
[b] WW International Inc.	880	33,625
[b] YETI Holdings Inc.	720	25,042
[b] Zumiez Inc.	832	28,737
		5,366,591
Consumer Staples 6.8%
[a] B&G Foods Inc., A	2,304	41,311
[b] BellRing Brands Inc., A	704	14,988
[b] Boston Beer Inc., A	416	157,186
[b] Bridgford Foods Corp.	64	1,587
[b] Central Garden & Pet Co.	400	12,428
[b] Central Garden & Pet Co., A	1,488	43,688
Coca-Cola Consolidated Inc.	176	49,993
[b] Freshpet Inc.	960	56,726
Ingles Markets Inc., A	640	30,406
Inter Parfums Inc.	704	51,188
J & J Snack Foods Corp.	656	120,881
John B. Sanfilippo & Son Inc.	368	33,591
Lancaster Colony Corp.	736	117,834
[b] Lifevantage Corp.	432	6,744
[a] Medifast Inc.	512	56,105
[a,b] National Beverage Corp.	480	24,490
Natural Grocers by Vitamin Cottage Inc.	368	3,632
[b] Natures Sunshine Products Inc.	336	3,000
[b] Performance Food Group Co.	4,224	217,452
PriceSmart Inc.	1,040	73,861
Sanderson Farms Inc.	688	121,239
SpartanNash Co.	1,136	16,177
[b] The Chefs' Warehouse Inc.	976	37,195
Tootsie Roll Industries Inc.	544	18,572
Turning Point Brands Inc.	304	8,694
Universal Corp.	1,008	57,516
Vector Group Ltd.	4,352	58,273
Village Super Market Inc., A	432	10,022
WD-40 Co.	640	124,250
Weis Markets Inc.	464	18,787
		1,587,816
Energy 0.6%
Arch Coal Inc.	448	32,140
Berry Petroleum Corp.	1,120	10,562
[b] CONSOL Mining Corp.	1,040	15,090
CVR Energy Inc.	816	32,991
Evolution Petroleum Corp.	480	2,626
Falcon Minerals Corp., A	768	5,422
Liberty Oilfield Services Inc., A	1,600	17,792
[b] Penn Virginia Corp.	352	10,683
[b] SilverBow Resources Inc.	256	2,534

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Solaris Oilfield Infrastructure Inc.	560	7,840
		137,680
Financials 9.1%
1st Source Corp.	512	26,563
Alerus Financial Corp.	48	1,097
[b] Amerant Bancorp Inc.	352	7,670
Amerisafe Inc.	560	36,977
Ames National Corp.	384	10,775
Apollo Commercial Finance Inc.	4,864	88,962
Arrow Financial Corp.	400	15,120
Banco Latinoamericano de Comercio Exterior SA	1,056	22,577
Bank7 Corp.	112	2,123
Bankwell Financial Group Inc.	176	5,076
Bar Harbor Bankshares	416	10,562
Cadence Bancorp	3,792	68,749
Capstead Mortgage Corp.	3,280	25,978
Central Pacific Financial Corp.	752	22,244
Citizens & Northern Corp.	464	13,108
[a,b] Citizens Inc., A	1,760	11,880
Codorus Valley Bancorp Inc.	272	6,264
Cohen & Steers Inc.	912	57,237
Colony Bankcorp Inc.	224	3,696
Donegal Group Inc.	432	6,402
Dynex Capital Inc.	848	14,365
ESSA Bancorp Inc.	288	4,882
Essent Group Ltd.	4,208	218,774
[b] EZCORP Inc., A	1,920	13,094
Federated Investors Inc., B	3,824	124,624
Financial Institutions Inc.	624	20,030
First Bancorp Inc.	384	11,608
First Bancorp Puerto Rico	5,664	59,982
First Citizens Bancorp	512	12,288
Franklin Financial Services Corp.	112	4,333
[b] Genworth Financial Inc., A	17,248	75,891
Greene County Bancorp Inc.	96	2,764
Hawthorn Bancshares Inc.	160	4,080
Heritage Financial Corp.	1,280	36,224
Horace Mann Educators Corp.	1,728	75,444
International Bancshares Corp.	1,664	71,668
Invesco Mortgage Capital	4,672	77,789
James River Group Holdings Ltd.	1,072	44,177
LCNB Corp.	464	8,955
Midwestone Financial Group Inc.	496	17,970
[b] Mr Cooper Group Inc.	2,224	27,822
National Western Life Group Inc., A	112	32,579
Nelnet Inc., A	720	41,933
Northfield Bancorp Inc.	1,728	29,307
Northwest Bancshares Inc.	3,712	61,731
Norwood Financial Corp.	192	7,469
[b] On Deck Capital Inc.	2,080	8,611
[b] Palomar Holdings Inc.	288	14,541
Penns Woods Bancorp Inc.	288	10,241
Peoples Financial Services Corp.	208	10,473
Piper Jaffray Cos.	368	29,418
Premier Financial Bancorp Inc.	528	9,578
Protective Insurance Corp., B	352	5,664
Provident Financial Services Inc.	2,400	59,160
Pzena Investment Management Inc., A	672	5,793
[b] Red River Bancshares Inc.	96	5,382
[b] Regional Management Corp.	448	13,453
Silvercrest Asset Management Group Inc., A	400	5,032
Southern Missouri Bancorp Inc.	256	9,820
Stewart Information Services Corp.	800	32,632

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Territorial Bancorp Inc.	352	10,891
The Bank of Princeton	96	3,023
Tiptree Inc., A	656	5,340
Tompkins Financial Corp.	576	52,704
TrustCo Bank Corp. NY	3,728	32,322
United Bankshares Inc.	2,656	102,681
United Fire Group Inc.	816	35,684
United Security Bancshares	368	3,949
Universal Insurance Holdings Inc.	1,088	30,453
Value Line Inc.	48	1,388
Waddell & Reed Financial Inc., A	2,208	36,918
[b] Watford Holdings Ltd.	544	13,687
West Bancorp	592	15,173
Westwood Holdings Group Inc.	352	10,426
		2,117,280
Health Care 10.7%
[b] Addus Homecare Corp.	448	43,555
[b] Amedisys Inc.	1,408	235,023
[b] AMN Healthcare Services Inc.	1,776	110,663
[b] Anika Therapeutics Inc.	240	12,444
[b] AtriCure Inc.	1,392	45,254
Atrion Corp.	64	48,096
[b] Biospecifics Technologies Corp.	224	12,755
[b] Cardiovascular Systems Inc.	1,488	72,302
[b] Community Health Systems Inc.	3,248	9,419
CONMED Corp.	1,056	118,092
[b] Corcept Therapeutics Inc.	4,048	48,981
[b] CorVel Corp.	336	29,353
[b] Cross Country Healthcare Inc.	1,216	14,130
[b] Eagle Pharmaceuticals Inc.	320	19,226
[b] Enanta Pharmaceuticals Inc.	672	41,516
[b] FibroGen Inc.	1,376	59,017
[b] Glaukos Corp.	1,104	60,135
[b] Globus Medical Inc., A	3,408	200,663
[b] Haemonetics Corp.	1,792	205,901
[b] Hanger Inc.	1,104	30,481
[b] Inogen Inc.	640	43,731
Invacare Corp.	592	5,340
[b] iRadimed Corp.	144	3,367
[b] Lantheus Holdings Inc.	992	20,346
LeMaitre Vascular Inc.	688	24,734
[b] LHC Group Inc.	1,056	145,475
Meridian Bioscience Inc.	1,840	17,977
[b] Merit Medical Systems Inc.	2,112	65,937
Mesa Laboratories Inc.	96	23,942
[b] Misonix Inc.	240	4,466
[b] Myriad Genetics Inc.	2,608	71,016
National Healthcare Corp.	544	47,018
National Research Corp., A	544	35,871
[b] NextGen Healthcare Inc.	2,320	37,282
[b] NuVasive Inc.	1,872	144,780
[b] Orthofix International Nv	752	34,727
[b] OrthoPediatrics Corp.	256	12,029
[b] Palatin Technologies Inc.	4,208	3,291
Patterson Cos. Inc.	3,056	62,587
Phibro Animal Health Corp.	880	21,850
[b] Phreesia Inc.	224	5,967
[b] Prestige Consumer Healthcare Inc.	1,840	74,520
Simulations Plus Inc.	480	13,954
[b] Supernus Pharmaceuticals Inc.	2,112	50,097
[b] Tactile Systems Technology Inc.	768	51,848
[b] The Joint Corp.	400	6,456
[b] The Pennant Group Inc.	560	18,519

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Utah Medical Products Inc.	144	15,538
[b] Vocera Communications Inc.	1,136	23,583
		2,503,254
Industrials 22.2%
ABM Industries Inc.	2,768	104,381
Acco Brands Corp.	2,832	26,508
[b] Advanced Disposal Services Inc.	2,736	89,932
[b] Aegion Corp.	544	12,169
Aircastle Ltd.	2,144	68,629
Alamo Group Inc.	352	44,194
Allegiant Travel Co.	512	89,109
Allied Motion Technologies Inc.	272	13,192
Altra Industrial Motion Corp.	2,016	72,999
Applied Industrial Technologies Inc.	1,776	118,441
[b] Atkore International Group Inc.	880	35,605
[b] Axon Enterprise Inc.	1,872	137,180
BG Staffing Inc.	416	9,106
[b] BMC Stock Holdings Inc.	2,064	59,216
Brady Corp., A	2,144	122,765
[b] Builders FirstSource Inc.	3,408	86,597
[b] Casella Waste Systems Inc., A	1,152	53,027
[a,b] Cimpress PLC	848	106,653
CompX International Inc.	64	934
Costamare Inc.	928	8,844
[b] Covenant Transportation Group Inc., A	512	6,618
CRA International Inc.	128	6,972
CSW Industrials Inc.	400	30,800
Deluxe Corp.	1,984	99,041
Douglas Dynamics Inc.	816	44,880
Ennis Inc.	1,056	22,862
EnPro Industries Inc.	720	48,154
Exponent Inc.	2,496	172,249
[b] Forrester Research Inc.	464	19,349
Forward Air Corp.	1,280	89,536
[b] Foundation Building Materials Inc.	704	13,622
[b] Franklin Covey Co.	400	12,892
Franklin Electric Co. Inc.	816	46,773
[b] FTI Consulting Inc.	1,120	123,939
[b] Generac Holdings Inc.	1,840	185,086
[b] GMS Inc.	720	19,498
H&E Equipment Services Inc.	864	28,884
Hawaiian Holdings Inc.	1,760	51,550
Healthcare Services Group Inc.	2,672	64,983
Heartland Express Inc.	1,664	35,027
Heidrick & Struggles International Inc.	848	27,560
[b] Heritage-Crystal Clean Inc.	736	23,088
Herman Miller Inc.	2,592	107,957
Hillenbrand Inc.	2,496	83,142
HNI Corp.	1,920	71,923
Hurco Cos. Inc.	176	6,751
Hyster-Yale Materials Handling Inc.	368	21,697
ICF International Inc.	800	73,296
Insperity Inc.	1,552	133,534
Interface Inc.	2,064	34,242
John Bean Technologies Corp.	864	97,338
Kadant Inc.	448	47,192
Kaman Corp., A	1,072	70,666
Kelly Services Inc., A	1,312	29,625
Kforce Inc.	1,088	43,194
Kimball International Inc., B	1,584	32,741
Knoll Inc.	2,080	52,541
Korn Ferry	2,464	104,474
[b] Lawson Products Inc.	224	11,670

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

McGrath RentCorp	944	72,254
Miller Industries Inc.	416	15,446
Mobile Mini Inc.	1,984	75,213
Moog Inc., A	1,264	107,857
MSA Safety Inc.	1,584	200,154
National Presto Industries Inc.	176	15,557
Omega Flex Inc.	144	15,450
[b] P.A.M. Transportation Services Inc.	80	4,617
Pitney Bowes Inc.	2,992	12,058
Preformed Line Products Co.	112	6,759
[b] Radiant Logistics Inc.	1,152	6,417
Resources Connection Inc.	1,456	23,777
Rush Enterprises Inc., B	160	7,312
[b] SAIA Inc.	1,184	110,254
Simpson Manufacturing Co. Inc.	1,840	147,623
[b] SiteOne Landscape Supply Inc.	720	65,268
Standex International Corp.	464	36,818
Steelcase Inc., A	3,856	78,894
Systemax Inc.	432	10,869
Tennant Co.	688	53,609
Tetra Tech Inc.	960	82,714
[b] Transcat Inc.	224	7,137
[b] Trex Co. Inc.	2,192	197,017
UniFirst Corp.	592	119,572
Universal Forest Products Inc.	1,104	52,661
Universal Logistics Holdings Inc.	304	5,764
[b] US Xpress Enterprises Inc., A	768	3,863
[b] Vicor Corp.	592	27,658
Watts Water Technologies Inc., A	1,008	100,558
Werner Enterprises Inc.	2,048	74,527
[b] Willis Lease Fin Corp.	80	4,713
		5,197,217
Information Technology 10.8%
[b] A10 Networks Inc.	1,872	12,861
[b] ACI Worldwide Inc.	3,056	115,777
[b] Alarm.com Holdings Inc.	1,264	54,314
[b] Altair Engineering Inc.	1,328	47,688
American Software Inc., A	1,120	16,666
[b] Appfolio Inc.	272	29,906
Astro-Med Inc.	208	2,854
[b] Avid Technology Inc.	1,168	10,021
Badger Meter Inc.	1,088	70,644
[b] Cambium Networks Corp.	112	979
[b] Casa Systems Inc.	944	3,861
[b] CEVA Inc.	800	21,568
[b] ChannelAdvisor Corp.	912	8,244
[b] Cirrus Logic Inc.	2,272	187,235
[b] Coda Octopus Group Inc.	96	804
[b] CommVault Systems Inc.	1,664	74,281
CSG Systems International Inc.	1,488	77,049
Daktronics Inc.	1,344	8,185
[b] Digi International Inc.	480	8,506
[b] eGain Corp.	720	5,702
[b] ePlus Inc.	480	40,459
EVERTEC Inc.	2,224	75,705
Hackett Group Inc.	1,040	16,786
[b] Immersion Corp.	1,184	8,797
[b] Information Services Group Inc.	1,152	2,915
[b] Insight Enterprises Inc.	1,488	104,591
[b] Intelligent Systems Corp.	128	5,112
[b] Iteris Inc.	1,296	6,467
J2 Global Inc.	2,112	197,915
[b] Majesco	224	1,848

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

ManTech International Corp., A	1,024	81,797
MAXIMUS Inc.	1,776	132,117
[b] MicroStrategy Inc.	320	45,642
[b] MobileIron Inc.	2,640	12,830
[b] Napco Security Technologies Inc.	464	13,637
NIC Inc.	2,928	65,441
[b] Novanta Inc.	1,152	101,883
NVE Corp.	192	13,709
[b] OSI Systems Inc.	432	43,520
[a,b] Paysign Inc.	528	5,359
PC Connection Inc.	448	22,248
[b] Perficient Inc.	560	25,799
[b] Priority Technology Holdings Inc.	320	784
Progress Software Corp.	1,216	50,525
QAD Inc., A	400	20,372
[b] Qualys Inc.	1,360	113,383
[b] ScanSource Inc.	896	33,107
[b] Semtech Corp.	1,856	98,182
[b] Silicon Laboratories Inc.	1,648	191,135
[b] Sonim Technologies Inc.	320	1,162
[b] SPS Commerce Inc.	1,344	74,484
[b] Sykes Enterprises Inc.	720	26,633
Tessco Technologies Inc.	208	2,334
Vishay Intertechnology Inc.	4,496	95,720
Xperi Corp.	1,296	23,976
[b] Zix Corp.	2,272	15,404
		2,528,923
Materials 1.9%
Advanced Emissions Solutions Inc.	640	6,720
Greif Inc., A	992	43,846
Greif Inc., B	224	11,596
Innophos Holdings Inc.	720	23,026
Myers Industries Inc.	1,328	22,151
Orion Engineered Carbons SA	1,072	20,690
PolyOne Corp.	1,376	50,623
Quaker Chemical Corp.	400	65,808
Schweitzer-Mauduit International Inc.	1,216	51,060
Sensient Technologies Corp.	1,664	109,974
Valhi Inc.	992	1,855
Warrior Met Coal Inc.	1,680	35,498
		442,847
Real Estate 6.2%
Agree Realty Corp.	1,408	98,799
American Assets Trust Inc.	1,376	63,158
CBL & Associates Properties Inc.	2,944	3,091
Cedar Realty Trust Inc.	3,280	9,676
CoreCivic Inc.	4,080	70,911
DiamondRock Hospitality Co.	5,872	65,062
First Industrial Realty Trust Inc.	4,544	188,622
Franklin Street Properties Corp.	3,856	33,007
Lexington Realty Trust	9,648	102,462
LTC Properties Inc.	1,440	64,469
Monmouth Real Estate Investment Corp., A	3,088	44,714
National Health Investors Inc.	1,696	138,190
One Liberty Properties Inc.	544	14,791
Preferred Apartment Communities Inc., A	1,920	25,574
PS Business Parks Inc.	880	145,086
QTS Realty Trust Inc., A	1,616	87,700
RE/MAX Holdings Inc., A	816	31,408
[a] Realogy Holdings Corp.	3,552	34,383
RPT Realty	3,264	49,091
Summit Hotel Properties Inc.	3,008	37,119
[a] Tanger Factory Outlet Centers Inc.	2,784	41,008

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2019 (unaudited) (continued)

Universal Health Realty Income Trust	432	50,700
Urstadt Biddle Properties, A	1,152	28,616
Whitestone REIT	1,328	18,087
		1,445,724
Utilities 5.9%
American States Water Co.	1,568	135,852
Artesian Resources Corp., A	272	10,121
Avista Corp.	2,464	118,494
Black Hills Corp.	2,160	169,646
California Water Service Group	2,000	103,120
Clearway Energy Inc., A	1,376	26,309
Clearway Energy Inc., C	2,720	54,264
Consolidated Water Co. Ltd.	256	4,173
El Paso Electric Co.	1,584	107,538
Genie Energy Ltd., B	416	3,216
Global Water Resources Inc.	416	5,470
MGE Energy Inc.	1,328	104,673
NorthWestern Corp.	1,648	118,112
PNM Resources Inc.	2,816	142,799
SJW Group	896	63,670
[b] Southwest Gas Holdings Inc.	2,032	154,371
Spark Energy Inc., A	496	4,578
Unitil Corp.	560	34,619
York Water Co.	432	19,920
		1,380,945
Total Investments before Short Term Investments (Cost $21,599,340)		23,392,756
Short Term Investments (Cost $409,922) 1.7%
Investments from Cash Collateral Received for Loaned Securities 1.7%
Money Market Funds 1.7%
[c,d] Institutional Fiduciary Trust Portfolio, 1.26%	409,922	409,922

Total Investments (Cost $22,009,262) 101.7%		23,802,678

Other Assets, less Liabilities (1.7)%		(408,018)
Net Assets 100.0%		$23,394,660

aA portion or all of the security is on loan at December 31, 2019.
bNon-income producing.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective December 18, 2019, the Trust began offering shares of Franklin Liberty Systematic Style Premia ETF. The Statement of Investments have been consolidated and include the accounts of the Fund, Franklin Liberty Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Liberty Systematic Style Premia ETF’s investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Municipal Bond ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Core Bond ETF and Franklin Liberty U.S. Low Volatility ETF which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds , and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m.

London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty Senior Loan ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following funds invested in derivatives during the period.

Franklin FTSE Brazil ETF – Futures Franklin FTSE Europe ETF – Futures

Franklin FTSE Europe Hedged ETF – Forwards, Futures Franklin FTSE Hong Kong ETF – Futures Franklin FTSE India ETF – Futures Franklin FTSE Japan ETF – Futures Franklin FTSE Japan Hedged ETF – Forwards, Futures Franklin FTSE Latin America ETF – Futures Franklin FTSE South Korea ETF – Futures Franklin FTSE United Kingdom ETF – Futures Franklin Liberty International Aggregate Bond ETF – Forwards Franklin Liberty Investment Grade Corporate ETF – Futures

Franklin Liberty Systematic Style Premia ETF – Forwards, Futures, Swaps Franklin Liberty U.S. Core Bond ETF – Futures, Swaps Franklin LibertyQ Emerging Markets ETF – Futures Franklin LibertyQ Global Dividend ETF – Futures Franklin LibertyQ Global Equity ETF – Futures Franklin LibertyQ International Equity Hedged ETF – Forwards, Futures Franklin LibertyQ U.S. Equity ETF – Futures

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At December 31, 2019, Franklin FTSE Russia ETF and Franklin LibertyQ Emerging Markets ETF had 99.3% and 8% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2019, investments in affiliated management investment companies were as follows:

					Net Change in		Number
	Value at				Unrealized	Value at	of Shares
Held at
	Beginning			Realized	Appreciation	End of	End	Investment
of
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	Period	Income

Franklin FTSE Asia ex Japan ETF

Income from
securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$104,175	$(102,655)	$-	$-	$1,520	1,520	$22

Franklin FTSE China ETF

Income from
securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$77,955	$(77,955)	$-	$-	$-	-	$-

Franklin FTSE Europe ETF

Income from
securities
Non-Controlled Affiliates								loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$30,019	$(30,019)	$-	$-	$-	-	$27

Franklin FTSE Europe Hedged
ETF

Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$38	$154,512	$(112,487)	$	- $	- $	42,063	42,063	$428

Franklin FTSE Japan ETF

									Dividend
Non-Controlled Affiliates									Income
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$114,341	$3,245,228	$(3,294,870)	$	- $	- $	64,699	64,699	$1,813

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$117,035	$811,941	$(928,976)	$	- $	- $	-	-	$1,266

Total Affiliated Securities	$231,376	$4,057,169	$(4,223,846)	$	- $	- $	64,699	64,699	$3,079

Franklin FTSE Japan Hedged ETF

									Dividend
Non-Controlled Affiliates									Income
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$28,014	$116,666	$(142,860)	$	- $	- $	1,820	1,820	$438

Franklin FTSE South Korea ETF

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$215,783	$(147,329)	$	- $	- $	68,454	68,454	$252

Franklin FTSE Russia ETF

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$1,728,315	$(1,728,315)	$	- $	- $	-	-	$359

Franklin LibertyQ Emerging
Markets ETF
									Income
									from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$10,882,149	$(10,793,049)	$	- $	- $	89,100	89,100	$4,272

Franklin LibertyQ Global Equity
ETF

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$173,033	$(173,033)	$	- $	- $	-	-	$1,955

Franklin LibertyQ Global Dividend
ETF

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$-	$-	$	- $	- $	-	-	$2,676

Franklin LibertyQ U.S. Equity ETF

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$-	$16,221,005	$(15,466,790)	$	- $	- $	754,215	754,215	$90,560

Franklin LibertyQ U.S. Mid Cap
Equity ETF

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$27,777	$518,873	$(519,454)	$	- $	- $	27,196	27,196	$320

Franklin LibertyQ U.S. Small Cap
Equity ETF

									Income from
									securities
Non-Controlled Affiliates									loaned
Institutional Fiduciary Trust Money
Market Portfolio 1.26%	$102,580	$5,200,157	$(4,892,815)	$	- $	- $	409,922	409,922	$3,815
$(4,892,815)

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the
Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Franklin FTSE Asia ex Japan ETF	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities: [a]
Equity Investments: [b]
China	$7,016,713	$1,131	$	—[c]		$7,017,844
India	1,916,764	350		612	[c]	1,917,726
Malaysia	432,119	28,784		—		460,903
South Korea	2,438,652	—		3,900	[c]	2,442,552
Other Equity Investments	6,206,527	—		—		6,206,527
Short-Term Investments	1,520	—		—		1,520
Total Investments in Securities	$18,012,295	$30,265		$4,512	[c]	$18,047,072

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,314,493	$—		$—		$14,314,493

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Brazil	$212,106,812	$759		$—		$212,107,571
Other Equity Investments	2,705,258	—		—		2,705,258
Total Investments in Securities	$214,812,070	$759		$—		$214,812,829
Liabilities:
Other Financial Instruments:
Futures Contracts	$5,010	$—		$—		$5,010

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,613,097	$—		$—		$6,613,097

Franklin FTSE China ETF	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$39,012,069	$4,524	$	—[c]	$39, 016,593
Other Equity Investments	467,543	—		—	467,543
Total Investments in Securities	$39,479,612	$4,524	$	—[c]	$39,484,136

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Kingdom	$18,344,509	$111,631		$—	$18,456,140
Other Equity Investments	51,797,537	—		—	51,797,537
Total Investments in Securities	$70,142,046	$111,631		$—	$70,253,677
Other Financial Instruments:
Futures Contracts	$370	$—		$—	$370
Liabilities:
Other Financial Instruments:
Futures Contracts	$846	$—		$—	$846

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Kingdom	$1,271,181	$7,784		$—	$1,278,965
Other Equity Investments	3,604,024	—		—	3,604,024
Short-Term Investments	42,063	—		—	42,063
Total Investments in Securities	$4,917,268	$7,784		$—	$4,925,052
Other Financial Instruments:
Forward Exchange Contracts	$—	$213		$—	$213
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$100,985		$—	$100,985
Futures Contracts	282	—		—	282
Total Other Financial Instruments	$282	$100,985		$—	$101,267

Franklin FTSE France ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,993,138	$—	$—		$3,993,138

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,576,837	$—	$—		$4,576,837

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,793,478	$—	$—		$18,793,478
Other Financial Instruments:
Futures Contracts	$386	$—	$—		$386

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$16,143,551	$2,999	$4,678	[c]	$16,151,228
Liabilities:
Other Financial Instruments:
Futures Contracts	$190	$—	$—		$190

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,417,283	$—	$—		$12,417,283

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$220,748,983	$—	$—		$220,748,983
Short-Term Investments	64,699	—	—		64,699
Total Investments in Securities	$220,813,682	$—	$—		$220,813,682
Other Financial Instruments:
Futures Contracts	$3,577	$—	$—		$3,577

Franklin FTSE Japan Hedged ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,115,539	$—	$—	$5,115,539
Short-Term Investments	1,820	—	—	1,820
Total Investments in Securities	$5,117,359	$—	$—	$5,117,359
Other Financial Instruments:
Forward Exchange Contracts	$—	$149	$—	$149
Futures Contracts	596	—	—	596
Total Other Financial Instruments	$596	$149	$—	$745
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$24,900	$—	$24,900

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Brazil	$1,900,055	$80	$—	$1,900,135
Chile	171,007	19,991	—	190,998
Other Equity Investments	735,161	—	—	735,161
Total Investments in Securities	$2,806,223	$20,071	$—	$2,826,294
Liabilities:
Other Financial Instruments:
Futures Contracts	$96	$—	$—	$96

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,537,167	$—	$—	$4,537,167

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,074,126	$—	$—	$19,074,126

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,586,845	$—	$—	$2,586,845

Franklin FTSE South Africa ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,568,105	$—	$—		$2,568,105

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$14,859,066	$—	$28,664	[c]	$14,887,730
Short-Term Investments	68,454	—	—		68,454
Total Investments in Securities	$14,927,520	$—	$28,664		$14,956,184
Other Financial Instruments:
Futures Contracts	$2,925	$—	$—		$2,925

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,305,737	$—	$—		$8,305,737

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,327,493	$—	$—		$17,327,493

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Kingdom	$28,976,649	$189,386	$—		$29,166,035
Other Equity Investments	2,231,407	—	—		2,231,407
Total Investments in Securities	$31,208,056	$189,386	$—		$31,397,442
Other Financial Instruments:
Futures Contracts	$739	$—	$—		$739

Franklin Liberty High Yield
Corporate ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$51,416,536	$—	$51,416,536
Short-Term Investments	—	459,985	—	459,985
Total Investments in Securities	$—	$51,876,521	$—	$51,876,521

Franklin Liberty Intermediate
Municipal Opportunities ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$11,409,267	$—	$11,409,267

Franklin Liberty International
Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$4,238,461	$—	$4,238,461
Corporate Bonds & Notes	—	527,419	—	527,419
Total Investments in Securities	$—	$4,765,880	$—	$4,765,880
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$917	$—	$917

Franklin Liberty International
Opportunities ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,305,076	$—	$—	$10,305,076

Franklin Liberty Investment Grade
Corporate ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$559,718,173	$—	$559,718,173
Foreign Government and Agency
Securities	—	7,973,292	—	7,973,292
Short-Term Investments	—	7,529,759	—	7,529,759
Total Investments in Securities	$—	$575,221,224	$—	$575,221,224
Other Financial Instruments:
Futures Contracts	$306,229	$—	$—	$306,229
Liabilities:
Other Financial Instruments:
Futures Contracts	$363,515	$—	$—	$363,515

Franklin Liberty Municipal Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$27,015,870	$—	$27,015,870

Franklin Liberty Senior Loan ETF
Assets:
Investments in Securities:[a]
Senior Floating Rate Interests	$—	$51,673,649	$—	$51,673,649
Asset-Backed Securities	—	5,851,620	—	5,851,620
Short-Term Investments	—	4,824,846	—	4,824,846
Total Investments in Securities	$—	$62,350,115	$—	$62,350,115

Franklin Liberty Systematic Style
Premia ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,484,994	$—	$—	$7,484,994
Other Financial Instruments:
Forward Exchange Contracts	$—	$45,981	$—	$45,981
Futures Contracts	80,274	—	—	80,274
Total Other Financial Instruments	$80,274	$45,981	$—	$126,255
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$113,026	$—	$113,026
Futures Contracts	111,838	—	—	111,838
Total Return Swaps	—	23,586	—	23,586
Total Other Financial Instruments	$111,838	$136,612	$—	$248,450

Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$215,603,945	$—	$215,603,945
Foreign Government and Agency
Securities	—	609,210,990	—	609,210,990
Municipal Bonds	—	37,955,014	—	37,955,014
Asset-Backed Securities	—	21,923,442	—	21,923,442
Total Investments in Securities	$—	$884,693,391	$—	$884,693,391
Liabilities:
Other Financial Instruments:
Credit Default Swap Contracts	$—	$64,430	$—	$64,430
Futures Contracts	150,295	—	—	150,295
Total Other Financial Instruments	$150,295	$64,430	$—	$214,725

Franklin Liberty U.S. Low Volatility
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$68,423,670	$—	$—	$68,423,670
Short-Term Investments	—	244,992	—	244,992
Total Investments in Securities	$68,423,670	$244,992	$—	$68,668,662

Franklin LibertyQ Emerging Markets
ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Chile	$802,819	$920,331	$—	$1,723,150
Malaysia	2,033,859	1,193,558	—	3,227,417
Other Equity Investments	190,874,569	—	—	190,874,569
Short-Term Investments	89,100	—	—	89,100
Total Investments in Securities	$193,800,347	$2,113,889	$—	$195,914,236
Other Financial Instruments:
Futures Contracts	$4,094	$—	$—	$4,094

Franklin LibertyQ Global Dividend
ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Malaysia	$—	$57,499	$—	$57,499
Other Equity Investments	24,444,553	—	—	24,444,553
Total Investments in Securities	$24,444,553	$57,499	$—	$24,502,052
Other Financial Instruments:
Futures Contracts	$20	$—	$—	$20

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Chile	$8,854	$9,159	$—	$18,013
Malaysia	22,022	15,022	—	37,044
Other Equity Investments	20,033,767	—	—	20,033,767
Total Investments in Securities	$20,064,643	$24,181	$—	$20,088,824
Other Financial Instruments:
Futures Contracts	$20	$—	$—	$20

Franklin LibertyQ International
Equity Hedged ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,808,777	$—	$—	$10,808,777
Other Financial Instruments:
Forward Exchange Contracts	$—	$218	$—	$218
Futures Contracts	20	—	—	20
Total Other Financial Instruments	$20	$218	$—	$238
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$220,474	$—	$220,474

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,400,711,829	$—	$—	$1,400,711,829
Short-Term Investments	754,215	—	—	754,215
Total Investments in Securities	$1,401,466,044	—	$—	$1,401,466,044
Other Financial Instruments:
Futures Contracts	$30,644	$—	$—	$30,644

Franklin LibertyQ U.S. Mid Cap
Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,647,550	$—	$—	$16,647,550
Short-Term Investments	27,196	—	—	27,196
Total Investments in Securities	$16,674,746	$—	$—	$16,674,746

Franklin LibertyQ U.S. Small Cap
Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$23,392,756	$—	$—	$23,392,756
Short-Term Investments	409,922	—	—	409,922

Total Investments in Securities	$23,802,678	$—	$—	$23,802,678

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.
cIncludes securities determined to have no value at December 31, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At December 31, 2019, the Franklin Liberty Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. At December 31, 2019, the net assets of the FLSP Holdings Corporation were $ 245,300, representing 2.45% of the Fund's consolidated net assets. The Fund’s investment (s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.